GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 81.8%
Automobiles & Components — 1.2%
BorgWarner, Inc.	12,749	$ 405,291
Dana, Inc.	13,549	156,626
Dorman Products, Inc.*	1,613	208,964
Ford Motor Co.	200,889	1,988,801
General Motors Co.(a)	61,762	3,290,062
Gentherm, Inc.*	5,369	214,357
LCI Industries	7,524	777,906
Modine Manufacturing Co.*	2	232
Phinia, Inc.	14,535	700,151
Visteon Corp.*	6,797	603,030
		8,345,420
Capital Goods — 9.6%
3M Co.(a)	18,698	2,413,725
Acuity Brands, Inc.	951	277,816
Alamo Group, Inc.	1,498	278,493
Allegion PLC (Ireland)	2,944	384,722
AMETEK, Inc.	4,907	884,536
API Group Corp.*	3,367	121,111
Apogee Enterprises, Inc.	3,546	253,220
Applied Industrial Technologies, Inc.	618	147,992
Barnes Group, Inc.	7,556	357,097
Blue Bird Corp.*	30,003	1,159,016
Builders FirstSource, Inc.*	4,612	659,193
Carlisle Cos., Inc.	954	351,873
Caterpillar, Inc.(a)	5,462	1,981,395
Chart Industries, Inc.*	4,766	909,543
Crane Co.	85	12,899
Cummins, Inc.	4,628	1,613,321
Deere & Co.	2,731	1,157,125
DNOW, Inc.*	11,993	156,029
Dover Corp.	6,958	1,305,321
EMCOR Group, Inc.	3,958	1,796,536
Emerson Electric Co.(a)	24,916	3,087,840
Everus Construction Group, Inc.*	1,954	128,476
Federal Signal Corp.	4,091	377,967
Flowserve Corp.	6,032	346,961
GE Vernova, Inc.	3,384	1,113,099
Generac Holdings, Inc.*	10,433	1,617,637
General Dynamics Corp.(a)	10,095	2,659,932
General Electric Co.(a)	27,897	4,652,941
Gibraltar Industries, Inc.*	2,426	142,891
Granite Construction, Inc.	3,389	297,249
Griffon Corp.	6,878	490,195
Hayward Holdings, Inc.*	92,814	1,419,126
Howmet Aerospace, Inc.(a)	11,537	1,261,802
IES Holdings, Inc.*	786	157,955
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Illinois Tool Works, Inc.	4,065	$ 1,030,721
Johnson Controls International PLC (Ireland)	45,661	3,604,023
Kennametal, Inc.	9,436	226,653
Kratos Defense & Security Solutions, Inc.*	13,195	348,084
L3Harris Technologies, Inc.	8,893	1,870,020
Lennox International, Inc.	907	552,635
Lockheed Martin Corp.(a)	4,475	2,174,581
Masco Corp.	19,918	1,445,449
MasTec, Inc.*	12,453	1,695,351
MRC Global, Inc.*	14,831	189,540
Mueller Water Products, Inc., Class A	31,822	715,995
NEXTracker, Inc., Class A*	37,797	1,380,724
Northrop Grumman Corp.	1,774	832,520
NuScale Power Corp.*	14,192	254,463
Otis Worldwide Corp.	12,675	1,173,832
Parker-Hannifin Corp.	639	406,423
Pentair PLC (Ireland)	11,208	1,127,973
Powell Industries, Inc.	8,023	1,778,298
Primoris Services Corp.	11,214	856,750
Quanta Services, Inc.(a)	4,368	1,380,506
Regal Rexnord Corp.	2,681	415,904
Rocket Lab USA, Inc.(a)*	136,750	3,483,022
Shoals Technologies Group, Inc., Class A*	26,187	144,814
Snap-on, Inc.	4,343	1,474,362
Stanley Black & Decker, Inc.	11,379	913,620
Sterling Infrastructure, Inc.*	765	128,864
Tennant Co.	2,065	168,359
Trane Technologies PLC (Ireland)	4,237	1,564,936
Tutor Perini Corp.*	14,372	347,802
Valmont Industries, Inc.	3,780	1,159,213
Westinghouse Air Brake Technologies Corp.	2,388	452,741
WW Grainger, Inc.	1,556	1,640,102
Zurn Elkay Water Solutions Corp.	12,337	460,170
		69,373,484
Commercial & Professional Services — 2.2%
Amentum Holdings, Inc.*	4,695	98,736
Automatic Data Processing, Inc.(a)	8,199	2,400,093
Booz Allen Hamilton Holding Corp.	4,728	608,494
BrightView Holdings, Inc.*	21,821	348,918
Broadridge Financial Solutions, Inc.	2,898	655,209
Cintas Corp.	8,437	1,541,440

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Dun & Bradstreet Holdings, Inc.	19,858	$ 247,431
HNI Corp.	4,170	210,043
ICF International, Inc.	2,278	271,560
Innodata, Inc.*	6,259	247,356
Jacobs Solutions, Inc.	12,630	1,687,620
Korn Ferry	6,548	441,663
Leidos Holdings, Inc.	12,009	1,730,016
Matthews International Corp., Class A	566	15,667
Maximus, Inc.	7,113	530,985
OPENLANE, Inc.*	15,787	313,214
Parsons Corp.*	8,046	742,243
Pitney Bowes, Inc.	20,062	145,249
Republic Services, Inc.	6,020	1,211,104
Steelcase, Inc., Class A	22,472	265,619
TransUnion	4,703	436,015
UniFirst Corp.	1,680	287,431
Veralto Corp.	17,800	1,812,930
Waste Management, Inc.	71	14,327
		16,263,363
Consumer Discretionary Distribution & Retail — 3.9%
Academy Sports & Outdoors, Inc.	5,730	329,647
Amazon.com, Inc.(a)*	49,169	10,787,187
AutoZone, Inc.*	544	1,741,888
Best Buy Co., Inc.	1,602	137,452
CarMax, Inc.*	2,041	166,872
Carvana Co.*	3	610
Chewy, Inc., Class A*	31,666	1,060,494
eBay, Inc.(a)	47,284	2,929,244
Etsy, Inc.*	5,199	274,975
Gap, Inc. (The)	24,346	575,296
Home Depot, Inc. (The)	1,128	438,781
LKQ Corp.	36,555	1,343,396
Lowe's Cos., Inc.(a)	13,220	3,262,696
Nordstrom, Inc.	34,965	844,405
Petco Health & Wellness Co., Inc.*	56,492	215,234
RealReal, Inc. (The)*	12,149	132,789
Ross Stores, Inc.	4,770	721,558
Shoe Carnival, Inc.	4,652	153,888
TJX Cos., Inc. (The)	17,344	2,095,329
Ulta Beauty, Inc.*	836	363,601
Williams-Sonoma, Inc.	1,974	365,545
		27,940,887
Consumer Durables & Apparel — 2.0%
Acushnet Holdings Corp.	4,031	286,524
Crocs, Inc.*	6,523	714,464
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Garmin Ltd. (Switzerland)	4,906	$ 1,011,912
Hanesbrands, Inc.*	27,028	220,008
Hasbro, Inc.	22,859	1,278,047
Kontoor Brands, Inc.	4,630	395,448
Levi Strauss & Co., Class A	12,051	208,482
Mattel, Inc.*	13,939	247,139
Mohawk Industries, Inc.*	1,363	162,374
NIKE, Inc., Class B	16,324	1,235,237
NVR, Inc.*	147	1,202,298
Peloton Interactive, Inc., Class A(a)*	350,159	3,046,383
PulteGroup, Inc.	784	85,378
Ralph Lauren Corp.	3,814	880,958
Tapestry, Inc.	15,800	1,032,214
Tempur Sealy International, Inc.	9,574	542,750
TopBuild Corp.*	1,101	342,785
Under Armour, Inc., Class C*	30,859	230,208
Wolverine World Wide, Inc.	41,622	924,008
Worthington Enterprises, Inc.	16,664	668,393
		14,715,010
Consumer Services — 2.1%
ADT, Inc.	17,793	122,950
Booking Holdings, Inc.(a)	580	2,881,684
Bright Horizons Family Solutions, Inc.*	1,986	220,148
Brinker International, Inc.*	442	58,472
Caesars Entertainment, Inc.*	19,869	664,022
Cava Group, Inc.*	1,453	163,898
Churchill Downs, Inc.	1,266	169,062
Expedia Group, Inc.*	3,604	671,533
Frontdoor, Inc.*	11,809	645,598
Hyatt Hotels Corp., Class A	1,198	188,062
Life Time Group Holdings, Inc.*	51,126	1,130,907
McDonald's Corp.(a)	7,124	2,065,176
Rush Street Interactive, Inc.*	125,380	1,720,214
Shake Shack, Inc., Class A*	2,223	288,546
Strategic Education, Inc.	2,191	204,683
Sweetgreen, Inc., Class A*	8,828	283,026
Texas Roadhouse, Inc.	3,145	567,452
Wynn Resorts Ltd.	10,358	892,445
Yum! Brands, Inc.(a)	16,369	2,196,065
		15,133,943
Consumer Staples Distribution & Retail — 1.6%
Casey's General Stores, Inc.	119	47,151
Costco Wholesale Corp.(a)	2,285	2,093,677
Dollar General Corp.	12,343	935,846
Dollar Tree, Inc.*	14,936	1,119,304

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	50,715	$ —
Sysco Corp.	14,857	1,135,966
Target Corp.(a)	24,227	3,275,006
United Natural Foods, Inc.*	15,152	413,801
Walgreens Boots Alliance, Inc.	53,689	500,918
Walmart, Inc.(a)	26,230	2,369,881
		11,891,550
Energy — 5.7%
Baker Hughes Co.	5,742	235,537
Borr Drilling Ltd. (Bermuda)	100,355	391,384
Canadian Natural Resources Ltd. (Canada)	31,322	966,910
Cenovus Energy, Inc. (Canada)	60,794	921,029
ChampionX Corp.	27,162	738,535
Chevron Corp.(a)	60,214	8,721,396
CNX Resources Corp.*	11,741	430,542
ConocoPhillips	16,962	1,682,122
CONSOL Energy, Inc.	2,324	247,924
Core Laboratories, Inc.	805	13,935
Coterra Energy, Inc.	49,375	1,261,037
DHT Holdings, Inc. (Marshall Islands)	27,331	253,905
Dorian LPG Ltd. (Marshall Islands)	40,838	995,222
DT Midstream, Inc.	1,385	137,711
EOG Resources, Inc.(a)	48,656	5,964,252
Halliburton Co.	46,044	1,251,936
Hess Corp.	3,066	407,809
Kinder Morgan, Inc.	63,733	1,746,284
Marathon Petroleum Corp.	705	98,348
Murphy Oil Corp.	47,610	1,440,679
Nabors Industries Ltd. (Bermuda)*	12,759	729,432
Northern Oil & Gas, Inc.	38,091	1,415,462
NPK International, Inc.*	4,569	35,044
Oceaneering International, Inc.*	9,497	247,682
ONEOK, Inc.	16,673	1,673,969
Ovintiv, Inc.(a)	75,622	3,062,691
Peabody Energy Corp.	37,142	777,753
Phillips 66	2,488	283,458
Schlumberger NV (Curacao)	30,699	1,177,000
SM Energy Co.	10,239	396,864
TechnipFMC PLC (United Kingdom)	24,403	706,223
Tidewater, Inc.*	8,388	458,907
Valero Energy Corp.	14,277	1,750,217
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Vermilion Energy, Inc. (Canada)	11,952	$ 112,349
Weatherford International PLC (Ireland)	2,476	177,356
		40,910,904
Financial Services — 3.5%
Affirm Holdings, Inc.*	5,783	352,185
Berkshire Hathaway, Inc., Class B(a)*	4,956	2,246,456
Blackrock, Inc.	818	838,540
Cboe Global Markets, Inc.	6,637	1,296,870
CME Group, Inc.(a)	10,231	2,375,945
Corpay, Inc.(a)*	6,438	2,178,748
Euronet Worldwide, Inc.*	6,730	692,113
Fiserv, Inc.(a)*	19,820	4,071,424
Franklin Resources, Inc.	29,165	591,758
Intercontinental Exchange, Inc.	11,205	1,669,657
Mastercard, Inc., Class A	1,871	985,212
Morningstar, Inc.	688	231,691
Nasdaq, Inc.	15,562	1,203,098
Payoneer Global, Inc.*	67,271	675,401
PayPal Holdings, Inc.(a)*	29,803	2,543,686
S&P Global, Inc.	1,406	700,230
Sezzle, Inc.*	327	83,647
T Rowe Price Group, Inc.(a)	11,951	1,351,539
Toast, Inc., Class A*	7,225	263,351
Visa, Inc., Class A(a)	3,467	1,095,711
		25,447,262
Food, Beverage & Tobacco — 3.4%
Altria Group, Inc.	36,233	1,894,624
Coca-Cola Co. (The)(a)	19,954	1,242,336
Conagra Brands, Inc.	15,097	418,942
Constellation Brands, Inc., Class A	3,350	740,350
Darling Ingredients, Inc.*	8,295	279,459
Ingredion, Inc.	12,320	1,694,739
J M Smucker Co. (The)	4,963	546,526
Kellanova(a)	34,427	2,787,554
Keurig Dr Pepper, Inc.(a)	68,989	2,215,927
Kraft Heinz Co. (The)	58,165	1,786,247
Molson Coors Beverage Co., Class B	9,856	564,946
Mondelez International, Inc., Class A	32,026	1,912,913
PepsiCo, Inc.	13,821	2,101,621
Philip Morris International, Inc.	6,661	801,651
Pilgrim's Pride Corp.*	37,229	1,689,824
Primo Brands Corp.	19,087	587,307
Tyson Foods, Inc., Class A	36,262	2,082,889
Utz Brands, Inc.	9,811	153,640

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Vita Coco Co., Inc. (The)*	25,017	$ 923,377
WK Kellogg Co.	7,830	140,862
		24,565,734
Health Care Equipment & Services — 4.7%
Addus HomeCare Corp.*	1,398	175,239
Amedisys, Inc.*	1,449	131,555
Avanos Medical, Inc.*	11,786	187,633
Baxter International, Inc.	10,085	294,079
Boston Scientific Corp.*	2,025	180,873
Butterfly Network, Inc.*	20,766	64,790
Cencora, Inc.	5,467	1,228,325
Centene Corp.(a)*	26,541	1,607,854
Cigna Group (The)	5,414	1,495,022
CVS Health Corp.	13,780	618,584
DaVita, Inc.*	7,994	1,195,503
Elevance Health, Inc.(a)	6,300	2,324,070
Envista Holdings Corp.*	13,782	265,855
GE HealthCare Technologies, Inc.(a)	31,081	2,429,913
GeneDx Holdings Corp.*	5,831	448,171
Globus Medical, Inc., Class A*	11,901	984,332
HCA Healthcare, Inc.	3,152	946,073
Hologic, Inc.(a)*	33,865	2,441,328
Humana, Inc.	6,123	1,553,466
ICU Medical, Inc.*	10,694	1,659,388
LivaNova PLC (United Kingdom)*	10,177	471,297
McKesson Corp.	968	551,673
Medtronic PLC (Ireland)	13,323	1,064,241
Molina Healthcare, Inc.*	4,960	1,443,608
Omnicell, Inc.*	15,917	708,625
Pediatrix Medical Group, Inc.*	20,298	266,310
Penumbra, Inc.*	770	182,860
Phreesia, Inc.*	8,626	217,030
ResMed, Inc.(a)	12,517	2,862,513
Select Medical Holdings Corp.	3,907	73,647
Solventum Corp.*	7,999	528,414
STERIS PLC (Ireland)	2,181	448,326
Stryker Corp.	503	181,105
Teleflex, Inc.	2,750	489,445
Tenet Healthcare Corp.(a)*	16,097	2,031,924
Universal Health Services, Inc., Class B	6,263	1,123,707
Veeva Systems, Inc., Class A*	2,038	428,489
Zimmer Biomet Holdings, Inc.	8,761	925,424
		34,230,691
Household & Personal Products — 1.1%
Central Garden & Pet Co., Class A*	4,731	156,360
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Clorox Co. (The)	5,797	$ 941,491
Colgate-Palmolive Co.(a)	26,612	2,419,297
Coty, Inc., Class A*	31,584	219,825
Edgewell Personal Care Co.	4,783	160,709
Energizer Holdings, Inc.	4,187	146,084
Estee Lauder Cos., Inc. (The), Class A	16,910	1,267,912
Honest Co., Inc. (The)*	23,311	161,545
Kimberly-Clark Corp.(a)	17,960	2,353,478
Oddity Tech Ltd., Class A (Israel)*	9,598	403,308
		8,230,009
Materials — 4.8%
Agnico Eagle Mines Ltd. (Canada)	19,131	1,496,236
Alamos Gold, Inc., Class A (Canada)	511	9,423
Alpha Metallurgical Resources, Inc.*	4,882	976,986
AptarGroup, Inc.	1,198	188,206
Ashland, Inc.	10,790	771,053
Avery Dennison Corp.	3,040	568,875
Avient Corp.	16,200	661,932
Axalta Coating Systems Ltd. (Bermuda)*	5,378	184,035
Ball Corp.(a)	22,816	1,257,846
Berry Global Group, Inc.	3,434	222,077
Cabot Corp.	5,880	536,903
Carpenter Technology Corp.	1,380	234,200
CF Industries Holdings, Inc.	11,892	1,014,625
Commercial Metals Co.	12,174	603,830
Corteva, Inc.	4,422	251,877
Crown Holdings, Inc.	18,383	1,520,090
DuPont de Nemours, Inc.(a)	32,124	2,449,455
Eagle Materials, Inc.	463	114,250
Eastman Chemical Co.	6,388	583,352
Ecolab, Inc.	2,109	494,181
Element Solutions, Inc.	10,920	277,696
FMC Corp.	40,979	1,991,989
Fortuna Mining Corp. (Canada)*	266,463	1,143,126
Freeport-McMoRan, Inc.	19,972	760,534
Hudbay Minerals, Inc. (Canada)	92,255	747,266
Ingevity Corp.*	7,710	314,183
Innospec, Inc.	1,706	187,762
International Flavors & Fragrances, Inc.	508	42,951
International Paper Co.	30,309	1,631,230
Kinross Gold Corp. (Canada)	162,061	1,502,305
Knife River Corp.*	1	102
Linde PLC (Ireland)	5,403	2,262,074

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Louisiana-Pacific Corp.	2,896	$ 299,881
LyondellBasell Industries NV, Class A (Netherlands)	15,515	1,152,299
Minerals Technologies, Inc.	3,294	251,036
New Gold, Inc. (Canada)*	618,822	1,534,679
NewMarket Corp.	439	231,946
Newmont Corp.	1,132	42,133
PPG Industries, Inc.	10,282	1,228,185
Quaker Chemical Corp.	3,729	524,894
Royal Gold, Inc.	3,578	471,759
Scotts Miracle-Gro Co. (The)	10,383	688,808
Sensient Technologies Corp.	1,790	127,555
Silgan Holdings, Inc.	15,011	781,323
Southern Copper Corp.	8,500	774,605
SunCoke Energy, Inc.	14,253	152,507
Teck Resources Ltd., Class B (Canada)	15,235	617,475
Vulcan Materials Co.	4,649	1,195,862
		35,075,597
Media & Entertainment — 5.0%
Alphabet, Inc., Class A(a)	47,635	9,017,306
Bumble, Inc., Class A*	122,982	1,001,073
Charter Communications, Inc., Class A*	3,019	1,034,823
Cinemark Holdings, Inc.*	4,658	144,305
Comcast Corp., Class A	48,449	1,818,291
Electronic Arts, Inc.	7,141	1,044,728
EverQuote, Inc., Class A*	19,992	399,640
Fox Corp., Class A	20,561	998,853
IAC, Inc.*	9,894	426,827
Interpublic Group of Cos., Inc. (The)	22,178	621,428
John Wiley & Sons, Inc., Class A	787	34,400
Magnite, Inc.*	8,109	129,095
Match Group, Inc.*	21,833	714,157
Meta Platforms, Inc., Class A(a)	14,903	8,725,856
Netflix, Inc.(a)*	2,427	2,163,234
News Corp., Class A	42,997	1,184,137
Sphere Entertainment Co.*	6,572	264,983
Spotify Technology SA (Luxembourg)*	5,948	2,661,016
TEGNA, Inc.	9,993	182,772
Vimeo, Inc.*	106,728	683,059
Walt Disney Co. (The)(a)	25,763	2,868,710
Yelp, Inc.*	8,488	328,486
		36,447,179
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
ACADIA Pharmaceuticals, Inc.*	14,950	$ 274,332
ADMA Biologics, Inc.*	46,196	792,261
Amneal Pharmaceuticals, Inc.*	36,614	289,983
Amphastar Pharmaceuticals, Inc.*	7,176	266,445
Biogen, Inc.*	13,559	2,073,442
BioLife Solutions, Inc.*	6,310	163,808
Bio-Rad Laboratories, Inc., Class A*	2,316	760,829
Bristol-Myers Squibb Co.	13,185	745,744
Charles River Laboratories International, Inc.*	4,976	918,570
Collegium Pharmaceutical, Inc.*	9,941	284,810
Cytek Biosciences, Inc.*	214	1,389
Elanco Animal Health, Inc.*	161,672	1,957,848
Exelixis, Inc.*	21,312	709,690
Fortrea Holdings, Inc.*	45,983	857,583
Gilead Sciences, Inc.(a)	39,880	3,683,716
Halozyme Therapeutics, Inc.*	5,734	274,142
Harmony Biosciences Holdings, Inc.*	26,850	923,908
Illumina, Inc.*	3,652	488,017
Incyte Corp.*	4,657	321,659
Innoviva, Inc.*	4,580	79,463
IQVIA Holdings, Inc.*	8,698	1,709,244
Jazz Pharmaceuticals PLC (Ireland)*	2,185	269,083
Johnson & Johnson(a)	30,818	4,456,899
Merck & Co., Inc.(a)	68,626	6,826,914
Mettler-Toledo International, Inc.*	914	1,118,443
Pacira BioSciences, Inc.*	11,473	216,151
Pfizer, Inc.	23,472	622,712
QIAGEN NV (Netherlands)	26,135	1,163,792
Repligen Corp.*	1,010	145,379
Revvity, Inc.	12,908	1,440,662
Supernus Pharmaceuticals, Inc.*	13,499	488,124
Thermo Fisher Scientific, Inc.	2,951	1,535,199
Twist Bioscience Corp.*	6,090	283,002
United Therapeutics Corp.*	509	179,596
Vera Therapeutics, Inc.*	55	2,326
Waters Corp.*	1,559	578,358
		36,903,523
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.(a)*	24,864	3,003,323
Ambarella, Inc. (Cayman Islands)*	4,627	336,568
Analog Devices, Inc.	3,767	800,337
Applied Materials, Inc.(a)	21,259	3,457,351
Axcelis Technologies, Inc.*	7,300	510,051
Broadcom, Inc.(a)	28,641	6,640,129
Cirrus Logic, Inc.(a)*	17,580	1,750,616

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Credo Technology Group Holding Ltd. (Cayman Islands)*	3,019	$ 202,907
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	8,345	358,084
Ichor Holdings Ltd. (Cayman Islands)*	11,102	357,706
KLA Corp.	1,134	714,556
Microchip Technology, Inc.	5,872	336,759
Micron Technology, Inc.(a)	34,503	2,903,772
MKS Instruments, Inc.	4,476	467,250
Monolithic Power Systems, Inc.(a)	3,278	1,939,593
NVIDIA Corp.(a)	62,847	8,439,724
NXP Semiconductors NV (Netherlands)	12,430	2,583,576
ON Semiconductor Corp.*	29,202	1,841,186
Penguin Solutions, Inc. (Cayman Islands)*	16,343	313,622
Photronics, Inc.*	21,141	498,082
Qorvo, Inc.*	21,642	1,513,425
QUALCOMM, Inc.(a)	51,950	7,980,559
Semtech Corp.*	28,462	1,760,375
SiTime Corp.*	2,297	492,775
Skyworks Solutions, Inc.	20,822	1,846,495
Texas Instruments, Inc.	982	184,135
Universal Display Corp.	5,933	867,405
		52,100,361
Software & Services — 7.2%
Accenture PLC, Class A (Ireland)	5,502	1,935,549
ACI Worldwide, Inc.*	15,663	813,066
Adobe, Inc.*	2,068	919,598
Alarm.com Holdings, Inc.*	13,435	816,848
ASGN, Inc.*	2,241	186,765
AvePoint, Inc.*	8,253	136,257
BlackLine, Inc.*	21,086	1,281,185
Blend Labs, Inc., Class A*	63,559	267,583
Cadence Design Systems, Inc.*	6,205	1,864,354
Clear Secure, Inc., Class A	14,143	376,769
Clearwater Analytics Holdings, Inc., Class A*	28,298	778,761
Crowdstrike Holdings, Inc., Class A(a)*	5,146	1,760,755
DXC Technology Co.*	35,663	712,547
Elastic NV (Netherlands)*	759	75,202
EPAM Systems, Inc.*	2,062	482,137
Fortinet, Inc.(a)*	41,900	3,958,712
Gartner, Inc.*	1,024	496,097
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Gen Digital, Inc.	54,342	$ 1,487,884
Gitlab, Inc., Class A*	5,443	306,713
Guidewire Software, Inc.*	4,563	769,231
Informatica, Inc., Class A*	13,582	352,181
Microsoft Corp.(a)	11,498	4,846,407
NCR Voyix Corp.*	27,851	385,458
Okta, Inc.*	3,207	252,712
Oracle Corp.(a)	28,761	4,792,733
Palo Alto Networks, Inc.(a)*	24,243	4,411,256
Pegasystems, Inc.	22,543	2,101,008
Procore Technologies, Inc.*	4,402	329,842
Progress Software Corp.	5,547	361,387
Q2 Holdings, Inc.*	15,776	1,587,854
Qualys, Inc.*	2,917	409,022
Rapid7, Inc.*	14,717	592,065
Salesforce, Inc.	3,160	1,056,483
ServiceNow, Inc.(a)*	5,422	5,747,971
Smartsheet, Inc., Class A*	2,141	119,960
Synopsys, Inc.*	2,758	1,338,623
Teradata Corp.*	4,495	140,019
Twilio, Inc., Class A(a)*	22,155	2,394,512
VeriSign, Inc.*	5,653	1,169,945
Yext, Inc.*	26,510	168,604
		51,984,055
Technology Hardware & Equipment — 5.2%
Amphenol Corp., Class A	20,376	1,415,113
Apple, Inc.(a)	28,541	7,147,237
Arista Networks, Inc.*	7,724	853,734
Bel Fuse, Inc., Class B	2,420	199,577
Benchmark Electronics, Inc.	15,669	711,373
CDW Corp.	1,815	315,883
Cisco Systems, Inc.	25,406	1,504,035
CompoSecure, Inc., Class A	8,572	131,409
Corning, Inc.	1,623	77,125
Daktronics, Inc.*	943	15,899
Dell Technologies, Inc., Class C(a)	33,756	3,890,041
ePlus, Inc.*	4,916	363,194
F5, Inc.*	6,414	1,612,929
Fabrinet (Cayman Islands)*	92	20,229
Hewlett Packard Enterprise Co.(a)	133,973	2,860,324
HP, Inc.	61,365	2,002,340
Itron, Inc.*	14,108	1,531,847
Jabil, Inc.	596	85,764
Juniper Networks, Inc.	3,990	149,426
Knowles Corp.*	7,711	153,680
Motorola Solutions, Inc.	1,050	485,341

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Napco Security Technologies, Inc.	6,221	$ 221,219
NetApp, Inc.	15,017	1,743,173
PAR Technology Corp.*	7,615	553,382
Plexus Corp.*	3,894	609,333
Rogers Corp.*	4,021	408,574
ScanSource, Inc.*	9,874	468,521
Seagate Technology Holdings PLC (Ireland)	18,688	1,612,961
Super Micro Computer, Inc.*	9,705	295,808
TE Connectivity PLC (Ireland)	5,100	729,147
Teledyne Technologies, Inc.*	2,376	1,102,773
Western Digital Corp.(a)*	27,341	1,630,344
Zebra Technologies Corp., Class A(a)*	6,316	2,439,366
		37,341,101
Telecommunication Services — 1.1%
AT&T, Inc.(a)	62,470	1,422,442
BCE, Inc. (Canada)	30,825	714,524
IDT Corp., Class B	79	3,754
Iridium Communications, Inc.	20,161	585,072
Lumen Technologies, Inc.*	113,151	600,832
TELUS Corp. (Canada)	34,690	470,396
T-Mobile US, Inc.(a)	10,404	2,296,475
Verizon Communications, Inc.	40,955	1,637,790
		7,731,285
Transportation — 2.1%
Canadian Pacific Kansas City Ltd. (Canada)	2,566	185,701
CSX Corp.	48,965	1,580,101
Delta Air Lines, Inc.(a)	27,904	1,688,192
FedEx Corp.(a)	8,380	2,357,545
Forward Air Corp.*	14,551	469,270
Genco Shipping & Trading Ltd. (Marshall Islands)	12,849	179,115
Golden Ocean Group Ltd. (Bermuda)	25,285	226,554
Heartland Express, Inc.	4,706	52,801
JB Hunt Transport Services, Inc.	11,452	1,954,398
Matson, Inc.	995	134,166
Schneider National, Inc., Class B	15,416	451,381
SkyWest, Inc.(a)*	21,055	2,108,237
Uber Technologies, Inc.*	21,306	1,285,178
Union Pacific Corp.	5,517	1,258,097
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B	4,183	$ 527,476
Werner Enterprises, Inc.	15,935	572,385
		15,030,597
Utilities — 3.1%
ALLETE, Inc.	753	48,794
American Water Works Co., Inc.	2,662	331,392
Atmos Energy Corp.	2,296	319,764
Brookfield Renewable Corp. (Canada)	37,571	1,039,214
Constellation Energy Corp.(a)	23,254	5,202,152
Dominion Energy, Inc.(a)	96,545	5,199,914
MDU Resources Group, Inc.	15,690	282,734
National Fuel Gas Co.	15,751	955,771
NRG Energy, Inc.(a)	17,475	1,576,594
Public Service Enterprise Group, Inc.	5,664	478,551
Southern Co. (The)(a)	33,052	2,720,841
Southwest Gas Holdings, Inc.	7,479	528,840
Talen Energy Corp.(a)*	15,759	3,174,966
Vistra Corp.	6,523	899,326
		22,758,853
TOTAL COMMON STOCKS (Cost $534,947,460)		592,420,808
OTHER ASSETS IN EXCESS OF LIABILITIES - 18.2%		131,948,217
NET ASSETS - 100.0%		$724,369,025

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Fund’s adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
The portfolio matures between July 23, 2025 and July 16, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents (22.0)% of net assets as of December 31, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,595	$110,448	$114,285	$10,882
Dana, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,667	37,855	42,391	6,794
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	420	37,795	54,411	17,953
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/23/25	56,264	601,565	557,014	37,988
General Motors Co.	USFF +0.250%	Weekly	MS	01/07/27	17,643	824,100	939,843	154,290
Gentherm, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,769	113,620	110,552	915
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	4,099	446,774	423,796	(2,628)
Phinia, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,961	541,585	527,991	6,172
Standard Motor Products, Inc.	USFF +0.250%	Weekly	MS	07/16/29	236	7,279	7,311	304
Visteon Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,771	170,955	157,123	(8,578)
XPEL, Inc.	USFF +0.250%	Weekly	MS	07/16/29	493	19,753	19,690	645
					101,918	2,911,729	2,954,407	224,737
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	4,884	499,832	630,476	156,624
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,203	664,930	643,562	1,854
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	944	183,201	175,499	(1,291)
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	909	129,799	118,788	(6,027)
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,325	212,201	238,844	35,405
API Group Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,151	36,753	41,401	5,949
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,245	159,785	160,315	6,515
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,607	391,674	384,828	6,950
Barnes Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,508	117,578	118,528	5,070
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/11/28	7,928	324,564	306,259	(8,158)
BlueLinx Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	95	9,979	9,705	92
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,871	970,709	839,142	(97,675)
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,938	778,825	714,812	(36,541)
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,617	553,959	586,583	59,746
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,532	226,725	292,367	73,571
Crane Co.	USFF +0.250%	Weekly	MS	01/10/28	14	1,698	2,125	522
CSW Industrials, Inc.	USFF +0.250%	Weekly	MS	07/16/29	480	174,046	169,344	1,389
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,205	307,238	420,063	131,053
Deere & Co.	USFF +0.250%	Weekly	MS	01/12/29	857	328,466	363,111	51,181
DNOW, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,114	127,682	118,573	(4,636)
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,766	300,083	331,302	44,198
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,240	567,582	562,836	15,229
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/16/29	6,088	734,261	754,486	48,975

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Everus Construction Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	508	$17,988	$33,401	$16,058
Federal Signal Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,138	95,558	105,140	13,083
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,668	89,780	95,943	10,591
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,136	189,938	373,664	190,627
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,932	1,422,071	1,384,907	12,478
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,925	1,125,953	1,034,198	(49,715)
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	11,466	1,865,158	1,912,414	119,818
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,269	79,707	74,744	(2,164)
Gorman-Rupp Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	34	1,291	1,289	61
Granite Construction, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,089	192,217	183,226	(1,994)
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,862	71,166	132,705	69,123
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	26,007	393,473	397,647	17,605
HEICO Corp.	USFF +0.250%	Weekly	MS	07/16/29	752	179,060	178,780	5,986
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,287	60,376	57,452	(800)
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,711	177,179	296,502	126,234
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,216	282,322	244,367	(28,085)
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,785	444,401	452,605	32,472
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	13,942	1,132,013	1,100,442	13,556
Kennametal, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,894	142,737	141,574	4,887
Kratos Defense & Security Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,305	72,087	87,186	17,559
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,110	1,401,015	1,284,811	(64,966)
Lennox International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	259	156,686	157,809	6,906
Lindsay Corp.	USFF +0.250%	Weekly	MS	01/12/29	166	19,943	19,639	410
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/05/26	2,079	972,976	1,010,269	88,722
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,718	356,637	414,955	80,073
MasTec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,327	348,745	452,938	116,381
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,011	41,327	42,462	2,594
MRC Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,293	54,326	54,865	2,452
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,173	88,357	87,611	2,355

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	25,242	$587,459	$567,945	$1,281
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	17,295	645,467	631,786	5,807
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/12/29	488	229,883	229,014	10,975
NuScale Power Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,795	43,681	68,044	31,139
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,205	493,854	482,035	9,158
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	170	88,072	108,125	24,676
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	4,037	380,619	406,284	39,288
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,803	428,335	621,285	210,052
Primoris Services Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,250	341,941	324,700	(4,951)
Proto Labs, Inc.	USFF +0.250%	Weekly	MS	07/16/29	97	3,806	3,792	136
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,199	277,797	378,944	111,190
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/12/29	783	115,988	121,467	10,440
REV Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,921	160,762	156,832	1,919
Rocket Lab USA, Inc.	USFF +0.250%	Weekly	MS	07/16/29	41,428	460,648	1,055,171	610,615
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	11,966	56,719	66,172	11,693
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,143	290,482	388,026	121,851
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2	249	291	68
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,939	420,610	396,552	(2,911)
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	980	151,867	165,081	18,531
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	567	45,904	46,228	2,781
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	6,143	497,366	492,054	12,887
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	1,197	352,949	442,112	104,465
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,156	108,447	124,775	20,130
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,166	337,396	357,577	33,153
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	07/16/29	655	129,510	124,181	(752)
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2	256	333	104
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	543	463,060	572,349	132,231
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,375	96,477	125,888	33,781
					322,130	26,485,661	28,253,537	2,842,039
Commercial & Professional Services
Amentum Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,123	44,774	44,647	164

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,808	$416,667	$529,256	$143,468
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,311	718,549	683,526	(9,945)
BrightView Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,764	76,632	92,166	18,433
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	811	174,463	183,359	16,167
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,609	449,758	476,664	41,795
Conduent, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,745	15,736	15,130	(40)
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	702	35,957	35,879	1,195
Dun & Bradstreet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,937	48,105	61,515	15,951
HNI Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,870	95,728	94,192	2,305
ICF International, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,206	156,596	143,767	(7,171)
Innodata, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,912	149,836	154,602	9,226
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,193	385,431	426,649	56,464
Korn Ferry	USFF +0.250%	Weekly	MS	07/16/29	1,764	121,734	118,982	2,564
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,811	477,693	549,013	92,906
Matthews International Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	894	25,899	24,746	(217)
Maximus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,040	239,633	226,936	(5,161)
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,299	74,640	85,292	13,266
Parsons Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,114	210,908	195,016	(9,442)
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,070	61,575	58,427	(894)
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,624	296,738	326,716	44,535
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	7,451	89,838	88,071	3,672
TransUnion	USFF +0.250%	Weekly	MS	07/16/29	1,674	172,710	155,197	(11,446)
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/12/29	776	137,993	132,766	(990)
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,960	147,631	146,496	4,034
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,526	377,694	460,973	98,008
Waste Management, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,118	238,775	225,601	(4,824)
					88,112	5,441,693	5,735,584	514,023
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,728	235,173	258,284	40,212
Academy Sports & Outdoors, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,292	106,839	131,859	29,047
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,448	1,762,111	2,511,577	810,282
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	153	475,465	489,906	31,050
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/07/27	187	15,426	16,045	1,665
CarMax, Inc.	USFF +0.250%	Weekly	MS	07/16/29	553	39,251	45,213	12,264

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Carvana Co.	USFF +0.250%	Weekly	MS	07/16/29	5,296	$1,150,590	$1,076,995	$(33,427)
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	9,103	243,443	304,859	69,929
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,419	608,300	612,639	25,980
eBay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,021	532,466	744,701	245,592
Etsy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,041	419,320	425,288	20,618
Five Below, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,093	1,295,001	1,269,281	19,489
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	19,472	440,431	460,123	38,088
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	534	200,205	207,721	15,481
LKQ Corp.	USFF +0.250%	Weekly	MS	01/12/29	9,617	369,163	353,425	(454)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,534	838,077	872,191	68,287
Nordstrom, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,216	201,913	222,566	31,605
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	07/16/29	33,995	138,123	129,521	(3,765)
Pool Corp.	USFF +0.250%	Weekly	MS	07/16/29	735	251,950	250,591	7,451
RealReal, Inc. (The)	USFF +0.250%	Weekly	MS	07/16/29	50,292	480,364	549,692	86,108
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,328	185,271	200,887	25,370
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,920	161,782	155,914	(204)
Shoe Carnival, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,220	44,134	40,358	(2,496)
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	8,120	974,213	980,977	42,122
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/16/29	244	79,928	106,123	38,500
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	560	61,664	103,701	44,954
					218,121	11,310,603	12,520,437	1,663,748
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,089	67,776	77,406	12,311
Crocs, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,936	200,488	212,050	18,576
Ethan Allen Interiors, Inc.	USFF +0.250%	Weekly	MS	07/16/29	179	4,994	5,032	230
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	1,309	137,974	269,994	143,668
Hanesbrands, Inc.	USFF +0.250%	Weekly	MS	07/16/29	17,495	149,236	142,409	(1,657)
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	12,588	707,197	703,795	32,167
Helen of Troy Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/16/29	1,779	108,971	106,438	1,287
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,198	629,885	614,781	7,396
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,591	43,963	44,074	1,662
Levi Strauss & Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,352	60,411	57,990	(335)
Mattel, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,671	63,825	65,087	3,470
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,005	113,752	119,726	9,961
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	5,468	415,218	413,764	12,888
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	35	274,694	286,261	21,171
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	93,159	456,619	810,483	369,817

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	207	$21,002	$22,542	$2,658
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,301	249,875	300,505	64,089
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,622	297,378	367,285	84,358
Tempur Sealy International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,423	178,950	194,050	21,623
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,815	594,308	565,082	(8,469)
Under Armour, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	20,858	154,798	155,601	6,222
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	38,117	871,075	846,197	5,537
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,401	213,235	176,524	(26,864)
					230,598	6,015,624	6,557,076	781,766
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,697	28,080	32,456	6,704
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	167	702,435	829,726	155,557
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	594	66,060	65,845	2,107
Brinker International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	81	3,084	10,715	7,756
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,282	462,430	410,464	(35,811)
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	07/16/29	102,600	2,637,610	2,556,792	11,242
Cava Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	484	57,362	54,595	(747)
Churchill Downs, Inc.	USFF +0.250%	Weekly	MS	07/16/29	350	48,874	46,739	(564)
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,011	364,546	374,710	22,893
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,168	111,667	173,195	65,442
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	481	63,809	75,507	14,107
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	23,367	542,559	516,878	(6,730)
McDonald's Corp.	USFF +0.250%	Weekly	MS	01/05/26	3,586	987,758	1,039,546	102,144
Monarch Casino & Resort, Inc.	USFF +0.250%	Weekly	MS	07/16/29	815	65,234	64,304	1,363
Papa John's International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,634	349,506	354,598	17,306
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	32,958	320,563	452,184	143,133
Shake Shack, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	703	84,590	91,249	9,629
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	838	83,464	78,286	(1,255)
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,319	51,948	74,347	24,229

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Texas Roadhouse, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,666	$686,589	$661,456	$(644)
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	5,391	499,200	464,489	(16,613)
Xponential Fitness, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	642	8,391	8,635	554
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,947	647,426	663,690	48,250
					214,781	8,873,185	9,100,406	570,052
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,652	682,163	654,572	(3,769)
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,665	1,557,580	1,525,590	28,797
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,703	362,269	280,761	(66,439)
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,901	1,053,062	1,116,681	101,107
Sprouts Farmers Market, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,103	654,381	648,438	16,910
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,077	303,059	311,727	22,839
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,588	874,166	890,566	67,237
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	07/16/29	16,665	432,554	455,121	37,680
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	07/23/25	14,664	240,357	136,815	(86,382)
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,459	720,862	944,971	260,533
Weis Markets, Inc.	USFF +0.250%	Weekly	MS	07/16/29	198	13,512	13,409	386
					79,675	6,893,965	6,978,651	378,899
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	1,898	72,972	77,856	8,239
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	26,923	155,764	105,000	(43,651)
Cactus, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,808	160,955	163,875	8,564
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	41,193	1,272,299	1,271,628	48,348
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	27,321	420,742	413,913	6,515
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/12/29	14,687	419,859	399,340	(5,359)
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	21,414	3,288,233	3,101,604	(34,612)
CNX Resources Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,966	254,315	255,443	9,639
ConocoPhillips	USFF +0.250%	Weekly	MS	01/12/29	12,152	1,207,981	1,205,114	41,702
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,520	604,561	588,874	4,352
Core Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,577	28,628	27,298	(314)
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,742	342,922	350,971	24,707
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/16/29	24,680	230,096	229,277	7,590

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	10,875	$396,293	$265,024	$(81,216)
DT Midstream, Inc.	USFF +0.250%	Weekly	MS	07/16/29	481	34,690	47,826	15,875
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,584	1,732,022	1,665,127	(2,567)
Halliburton Co.	USFF +0.250%	Weekly	MS	07/16/29	17,847	524,541	485,260	(21,973)
Hess Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,012	397,685	400,626	17,265
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,504	189,257	192,915	10,280
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	16,736	303,404	458,566	178,993
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/23/25	468	67,629	65,286	1,150
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	01/10/28	12,637	427,551	382,396	(26,860)
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/16/29	3,400	250,197	194,378	(47,600)
Northern Oil & Gas, Inc.	USFF +0.250%	Weekly	MS	07/16/29	27,123	1,067,781	1,007,891	(12,531)
NPK International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,459	34,315	34,201	1,100
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,312	235,537	242,857	15,557
ONEOK, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,837	799,416	786,835	(50,272)
Ovintiv, Inc.	USFF +0.250%	Weekly	MS	07/16/29	28,953	1,223,913	1,172,596	(6,461)
Peabody Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	14,145	331,037	296,196	(27,858)
Phillips 66	USFF +0.250%	Weekly	MS	07/16/29	2,044	245,083	232,873	(2,734)
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	07/16/29	21,861	844,335	838,151	25,446
SM Energy Co.	USFF +0.250%	Weekly	MS	07/16/29	3,728	143,049	144,497	6,998
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/11/28	6,671	150,948	193,059	50,161
Tidewater, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,768	138,803	151,437	17,495
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,371	601,881	535,841	(41,978)
Vermilion Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	15,480	143,085	145,512	8,482
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	2,476	179,043	177,356	4,725
					436,653	18,920,822	18,306,899	107,197
Financial Services
Affirm Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,065	40,576	64,859	25,717
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/25	11,792	2,658,122	5,345,078	2,779,731
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	230	162,811	235,775	78,742
Block, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,076	178,806	176,439	3,891
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,669	279,544	326,123	61,861
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,724	543,655	632,595	136,299
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,060	1,717,414	1,712,405	54,940
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,793	176,157	184,392	14,531

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,912	$498,537	$803,603	$323,637
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,589	172,324	153,981	10,149
Global Payments, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,669	298,169	299,088	11,342
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,663	557,425	545,824	11,235
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	454	201,303	239,063	45,822
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	192	53,966	64,658	12,852
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,944	436,292	459,531	40,132
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	07/11/28	17,910	87,230	179,816	97,000
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	17,836	1,306,473	1,522,303	261,438
S&P Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	624	306,073	310,771	15,951
Sezzle, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,119	597,131	542,040	(34,236)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,157	337,851	357,025	69,064
Toast, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,109	81,473	76,873	(1,739)
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,193	319,738	377,036	70,473
					95,780	11,011,070	14,609,278	4,088,832
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/23/25	9,888	430,244	517,044	150,297
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	07/16/29	1,153	44,434	43,791	925
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	8,625	521,887	536,992	53,030
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	27,411	754,171	760,655	36,752
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,527	363,647	337,467	(12,503)
Darling Ingredients, Inc.	USFF +0.250%	Weekly	MS	07/16/29	17,880	613,259	602,377	10,536
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,356	916,049	915,482	31,417
Ingredion, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,173	536,419	574,038	59,178
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	4,194	482,882	461,843	(4,170)
Kellanova	USFF +0.250%	Weekly	MS	07/11/28	8,852	497,135	716,746	252,857
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	17,947	613,281	576,458	(9,294)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	15,389	525,956	472,596	(21,495)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/08/27	2,599	139,437	148,975	20,402
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	9,672	634,302	577,709	(28,056)
National Beverage Corp.	USFF +0.250%	Weekly	MS	07/16/29	233	10,091	9,942	221
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,807	629,549	578,892	(20,582)
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,752	420,822	451,553	54,596
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	07/16/29	14,041	670,276	637,321	(9,548)
Primo Brands Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,008	83,314	154,096	75,331

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	14,247	$875,716	$818,348	$(19,993)
Utz Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,701	42,605	42,298	1,532
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	6,636	161,993	244,935	88,834
WK Kellogg Co.	USFF +0.250%	Weekly	MS	07/16/29	7,948	142,374	142,985	6,048
					202,039	10,109,843	10,322,543	716,315
Health Care Equipment & Services
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	07/16/29	416	51,144	52,146	2,792
Align Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,259	471,284	471,024	16,204
Amedisys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	703	60,718	63,825	5,244
Astrana Health, Inc.	USFF +0.250%	Weekly	MS	07/16/29	451	14,893	14,220	(136)
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,014	78,370	63,903	(11,714)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,498	351,540	335,282	(3,851)
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,231	560,086	556,553	16,030
Butterfly Network, Inc.	USFF +0.250%	Weekly	MS	07/16/29	24,454	81,708	76,296	(2,543)
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,087	924,892	918,267	28,168
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,993	451,222	423,636	(11,822)
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/12/29	3,373	996,023	931,420	(26,226)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	33,342	1,547,452	1,496,722	3,288
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,270	192,227	339,478	153,977
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,114	985,202	779,855	(166,002)
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	6,454	108,968	124,498	19,650
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8,432	600,838	659,214	79,602
GeneDx Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,568	53,940	120,516	68,477
Globus Medical, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,101	423,840	421,904	12,872
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	629	161,315	188,794	35,445
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,102	759,281	728,253	(6,560)
Humana, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,990	693,032	504,883	(161,309)
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,015	485,646	467,838	(843)
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/16/29	6,575	320,294	304,488	(4,611)
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	261	138,033	148,747	16,615
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	5,385	422,499	430,154	28,410
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,466	439,643	426,679	2,396
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,096	116,630	182,354	69,812
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,017	115,519	118,303	6,833

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Penumbra, Inc.	USFF +0.250%	Weekly	MS	07/16/29	238	$55,603	$56,520	$2,893
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,334	51,671	58,723	8,873
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,357	637,959	767,712	156,932
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,793	131,315	128,048	1,333
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,739	151,339	180,938	34,899
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	604	131,270	124,158	(2,272)
Stryker Corp.	USFF +0.250%	Weekly	MS	07/16/29	654	237,570	235,473	6,760
Teleflex, Inc.	USFF +0.250%	Weekly	MS	07/16/29	902	205,246	160,538	(37,267)
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,699	686,270	719,385	57,081
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	990	496,281	500,801	21,864
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	1,681	297,521	301,605	15,419
US Physical Therapy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	99	8,904	8,782	206
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	11,494	2,553,446	2,416,613	(47,710)
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,567	489,244	482,412	11,434
					208,447	17,739,878	17,490,960	400,643
Household & Personal Products
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,305	39,260	43,130	5,258
Clorox Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	1,674	272,529	271,874	8,873
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	7,457	652,144	677,916	57,350
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	8,616	65,701	59,967	(3,976)
Edgewell Personal Care Co.	USFF +0.250%	Weekly	MS	07/16/29	1,577	56,142	52,987	(1,624)
Energizer Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,309	193,263	185,231	(1,074)
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	07/16/29	4,768	357,408	357,505	14,744
Honest Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/16/29	51,896	365,573	359,639	6,841
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,588	585,759	601,212	83,015
Oddity Tech Ltd., Class A (Israel)	USFF +0.250%	Weekly	MS	01/12/29	2,541	85,441	106,773	24,331
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	4,176	701,107	700,106	23,482
					93,907	3,374,327	3,416,340	217,220
Materials
AdvanSix, Inc.	USFF +0.250%	Weekly	MS	07/16/29	191	5,364	5,442	282

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	11,139	$906,630	$871,181	$(1,228)
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/12/29	132	1,505	2,434	1,011
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,346	723,311	669,602	(28,451)
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	851	127,838	133,692	10,709
Ashland, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,688	303,384	263,544	(27,765)
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,044	217,529	195,364	(12,936)
Avient Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,603	297,450	269,799	(15,319)
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	1,541	52,134	52,733	2,436
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,997	336,046	330,615	10,658
Berry Global Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	741	51,693	47,920	(3,234)
Cabot Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,865	371,631	352,913	(4,849)
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	262	33,379	44,464	12,267
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,534	389,839	386,841	11,583
Commercial Metals Co.	USFF +0.250%	Weekly	MS	07/16/29	10,246	523,907	508,202	3,170
Corteva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,326	310,086	303,369	4,138
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,853	671,407	649,365	2,474
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,136	734,667	696,620	(5,436)
Eagle Materials, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,559	666,308	631,459	(11,414)
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	2,189	201,919	199,899	8,827
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/16/29	596	148,736	139,655	(3,486)
Element Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,769	155,131	146,706	(2,798)
FMC Corp.	USFF +0.250%	Weekly	MS	07/16/29	19,438	1,100,884	944,881	(105,084)
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	116,720	479,986	500,729	37,510
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,424	339,460	282,706	(44,221)
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	24,441	187,431	197,972	17,022
Ingevity Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,658	207,528	189,813	(10,455)
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	907	96,385	99,824	7,795
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	01/12/29	130	9,744	10,992	1,813
International Paper Co.	USFF +0.250%	Weekly	MS	01/12/29	14,471	707,346	778,829	101,898
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	61,582	599,994	570,865	(7,160)
Knife River Corp.	USFF +0.250%	Weekly	MS	01/12/29	1	62	102	59

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	1,434	$522,661	$600,373	$108,481
Louisiana-Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,047	94,686	108,417	17,524
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	4,149	386,350	308,146	(56,594)
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	875	55,159	66,684	13,954
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	216,606	576,405	537,183	(19,090)
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/10/28	119	54,214	62,874	12,852
Newmont Corp.	USFF +0.250%	Weekly	MS	01/12/29	9,907	375,777	368,739	6,248
Nucor Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,348	519,710	507,455	8,264
Olin Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,591	299,109	290,376	1,722
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	2	394	450	113
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,828	471,226	457,255	4,481
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	970	175,334	136,537	(31,573)
Reliance, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4	1,078	1,077	178
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,085	422,166	406,757	(659)
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,137	516,417	509,099	10,720
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	2,826	166,209	187,477	34,939
Sensient Technologies Corp.	USFF +0.250%	Weekly	MS	07/16/29	864	65,375	61,569	(1,465)
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,033	206,177	209,918	12,000
SilverCrest Metals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	1,758	16,061	15,998	515
Southern Copper Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,637	367,945	331,440	(23,132)
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,818	103,903	94,353	(5,773)
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	07/16/29	13,961	607,922	565,839	(20,343)
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	07/16/29	2,936	774,838	755,227	7,918
					635,315	17,737,830	17,061,775	31,096
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	15,569	2,200,289	2,947,212	831,462
Angi, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,147	1,932	1,904	57
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	38,152	299,235	310,557	21,318
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	776	227,215	265,990	46,721
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,215	16,710	37,641	21,532

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	29,471	$1,157,260	$1,106,047	$2,186
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,873	230,673	274,020	53,200
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,643	134,856	132,794	2,661
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,540	212,309	269,133	65,750
Getty Images Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	216	466	467	34
IAC, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,963	233,928	214,104	(11,643)
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/23/25	6,300	177,206	176,526	17,792
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,265	102,222	99,003	1,049
Magnite, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,926	30,997	30,662	663
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,119	218,772	200,152	(10,967)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	5,517	2,403,148	3,230,259	918,823
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	646	414,867	575,793	179,845
News Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	11,616	300,421	319,905	31,105
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19,686	1,802,303	1,693,783	(27,715)
ROBLOX Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,598	212,991	208,180	2,640
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,032	310,053	319,930	20,252
Sphere Entertainment Co.	USFF +0.250%	Weekly	MS	01/12/29	1,936	66,666	78,060	14,136
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	2,578	1,126,372	1,153,346	66,297
TEGNA, Inc.	USFF +0.250%	Weekly	MS	07/23/25	5,629	104,203	102,954	2,730
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	07/16/29	286	33,762	33,614	1,048
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	28,010	108,658	179,264	74,415
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	7,854	757,869	874,543	147,736
Yelp, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,270	76,783	87,849	14,322
					225,833	12,962,166	14,923,692	2,487,449
Pharmaceuticals, Biotechnology & Life Sciences
ACADIA Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,546	144,820	156,819	17,071
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	35,333	631,188	605,961	(3,184)
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,517	119,374	114,975	(216)
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,881	82,162	69,842	(9,436)
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,868	985,802	897,335	(72,168)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
BioLife Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,619	$40,087	$42,029	$3,359
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,576	510,674	517,732	24,896
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	3,330	135,096	188,345	61,935
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,481	288,971	273,393	(5,477)
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,703	60,617	77,441	19,422
Cytek Biosciences, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,830	18,172	18,367	846
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	59,432	795,167	719,722	(47,680)
Exelixis, Inc.	USFF +0.250%	Weekly	MS	07/16/29	20,646	712,205	687,512	178
Fortrea Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	30,354	603,777	566,102	(16,588)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,046	687,571	927,949	288,717
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,834	86,856	87,684	3,476
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,026	210,149	241,765	38,906
Illumina, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,604	885,020	882,493	28,374
Incyte Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,217	62,851	84,058	23,418
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,229	95,668	90,723	(1,589)
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,762	583,208	542,761	(20,078)
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	602	65,467	74,136	11,189
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/23/25	12,590	1,873,610	1,820,766	41,562
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	260	28,293	27,859	571
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	19,843	2,102,886	1,973,982	(19,906)
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	245	304,539	299,802	5,907
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,978	50,045	56,106	7,685
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,782	223,468	232,986	17,633
Phibro Animal Health Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	610	13,213	12,810	75
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	07/16/29	7,108	318,273	316,519	9,370
Repligen Corp.	USFF +0.250%	Weekly	MS	01/12/29	277	33,113	39,871	8,757
Revvity, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,636	429,434	405,814	(8,509)
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,638	120,605	131,550	15,171

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,079	$590,165	$561,328	$(7,772)
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,878	53,200	87,271	35,945
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	07/16/29	907	328,062	320,026	3,429
Vera Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	16	286	677	418
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,208	1,273,290	1,291,862	63,022
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/16/29	165,886	2,099,669	2,065,281	40,818
Waters Corp.	USFF +0.250%	Weekly	MS	01/12/29	412	120,693	152,844	36,381
Zoetis, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,350	221,432	219,955	6,268
					460,139	17,989,178	17,884,453	602,196
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	14,309	1,830,183	1,728,384	(37,915)
Ambarella, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	5,844	424,959	425,093	14,980
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,643	578,585	561,532	4,577
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,982	1,670,322	1,623,373	16,740
Axcelis Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,857	423,108	409,229	903
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/23/25	12,109	2,124,755	2,807,351	791,418
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,592	496,906	457,271	(22,277)
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	433	10,341	29,102	19,139
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	2,202	86,363	94,488	11,768
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	3,284	105,770	105,810	3,702
KLA Corp.	USFF +0.250%	Weekly	MS	07/11/28	274	151,744	172,653	27,924
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	58,703	4,368,579	4,240,118	25,931
Marvell Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	29,811	3,278,438	3,292,625	127,860
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	22,615	1,333,617	1,296,970	9,909
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	19,626	1,818,549	1,651,724	(100,409)
MKS Instruments, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,277	135,683	133,306	2,771
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	846	455,610	500,578	60,254

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	22,042	$1,931,023	$2,960,020	$1,095,744
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	3,699	625,234	768,837	189,378
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	7,701	531,532	485,548	(30,880)
Penguin Solutions, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	4,484	85,064	86,048	3,813
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,654	90,125	133,208	46,234
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,709	519,188	399,230	(115,786)
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,395	1,969,715	2,057,740	206,106
Semtech Corp.	USFF +0.250%	Weekly	MS	01/12/29	19,595	1,195,686	1,211,951	58,007
SiTime Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,173	258,063	251,644	1,262
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,624	606,938	587,416	6,353
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,363	638,838	630,596	(3,578)
Universal Display Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,463	397,367	360,091	(22,674)
					290,309	28,142,285	29,461,936	2,391,254
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	2,219	703,875	780,622	105,541
ACI Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,385	613,922	590,995	(1,485)
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,907	3,160,006	3,071,405	14,766
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,645	198,534	221,616	30,028
Appian Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,949	208,095	196,198	(4,617)
ASGN, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,253	194,452	187,765	116
AvePoint, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,593	96,557	92,340	(829)
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	49,622	190,355	187,571	3,876
BlackLine, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,250	266,631	318,990	61,681
Blend Labs, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	18,847	79,114	79,346	2,832
C3.ai, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	10,095	395,060	347,571	(35,343)
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,645	429,427	494,257	81,078
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,846	65,315	102,457	40,689
Clearwater Analytics Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	35,671	1,040,705	981,666	(22,705)
CommVault Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	405	61,515	61,119	1,768
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,794	590,794	613,835	43,675

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
DocuSign, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,189	$1,044,621	$1,006,339	$(1,812)
DXC Technology Co.	USFF +0.250%	Weekly	MS	07/16/29	9,382	186,868	187,452	7,073
Elastic NV (Netherlands)	USFF +0.250%	Weekly	MS	07/16/29	4,621	484,135	457,849	(9,374)
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,274	308,394	297,887	272
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,065	2,293,898	2,120,340	(93,492)
Fortinet, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,408	659,226	983,348	347,143
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/16/29	962	471,922	466,060	10,624
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	33,991	806,347	930,674	164,178
Gitlab, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,492	81,052	84,074	5,900
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	643	127,762	126,909	3,623
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,093	129,214	184,258	59,571
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,808	92,944	98,741	9,080
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,249	1,813,294	2,212,453	484,626
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/16/29	10,500	149,825	145,320	741
Okta, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,375	528,879	502,350	(8,055)
Oracle Corp.	USFF +0.250%	Weekly	MS	01/05/26	8,118	936,049	1,352,784	477,352
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,606	1,225,523	1,383,988	201,248
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,921	365,095	551,837	199,909
Procore Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,906	154,722	142,817	(7,417)
Progress Software Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,511	99,012	98,442	2,902
PTC, Inc.	USFF +0.250%	Weekly	MS	07/16/29	477	87,575	87,706	3,205
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,270	321,545	530,425	219,770
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,245	160,488	174,574	19,704
Rapid7, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,057	142,202	163,213	26,396
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,325	3,473,185	3,288,051	(63,254)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,552	841,689	853,210	41,844
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,275	1,031,137	1,351,653	356,517
Smartsheet, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	658	28,622	36,868	9,262
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,743	875,123	845,982	1,415
Teradata Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,269	37,232	39,529	3,615
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,763	456,356	730,945	290,532
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,539	276,606	318,511	54,006
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,004	45,678	44,545	479
					332,417	28,030,577	30,126,887	3,138,654
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/11/28	6,236	348,473	433,090	99,429
Apple, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8,618	1,626,289	2,158,120	599,422
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,585	352,035	396,250	56,517

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	641	$32,607	$52,863	$22,066
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,152	171,419	188,501	24,684
CDW Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,328	235,140	231,125	4,402
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/25	8,940	449,138	529,248	106,977
CompoSecure, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,531	39,275	38,800	913
Corning, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,045	241,942	239,738	6,257
Daktronics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,173	54,916	53,497	514
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	9,457	1,107,984	1,089,825	24,453
Digi International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	484	14,721	14,631	442
ePlus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,616	142,022	119,390	(17,658)
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,682	283,045	422,973	149,822
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	24	3,918	5,277	1,513
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/07/27	92,413	1,869,571	1,973,018	195,312
HP, Inc.	USFF +0.250%	Weekly	MS	07/23/25	8,061	223,596	263,030	65,841
IPG Photonics Corp.	USFF +0.250%	Weekly	MS	07/16/29	362	26,206	26,325	1,050
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,146	381,584	450,173	81,408
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	158	16,358	22,736	8,588
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,087	38,472	40,708	4,607
Knowles Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,487	45,652	49,566	5,607
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,724	810,599	796,885	15,052
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,758	43,240	62,514	21,752
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/23/25	4,226	402,356	490,554	124,745
PAR Technology Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,366	259,391	244,607	(5,715)
PC Connection, Inc.	USFF +0.250%	Weekly	MS	07/16/29	26	1,789	1,801	93
Plexus Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,810	273,523	283,229	19,268
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,058	111,388	107,503	(255)
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,615	121,738	124,082	6,610
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	7,217	545,877	622,899	116,034
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,539	421,577	412,669	5,821
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	1,665	240,227	238,045	7,307
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	694	289,436	322,106	42,788

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	28,501	$1,755,286	$1,699,515	$5,499
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,890	732,222	729,956	23,303
					236,315	13,713,012	14,935,249	1,824,468
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22,528	398,639	512,963	143,779
BCE, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	10,762	307,614	249,463	(40,389)
IDT Corp., Class B	USFF +0.250%	Weekly	MS	07/16/29	468	22,868	22,239	200
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,319	139,247	154,357	21,664
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	29,281	38,428	155,482	118,412
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	28,380	414,592	384,833	(12,578)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,145	482,414	694,196	238,761
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,794	435,603	471,642	84,153
					111,677	2,239,405	2,645,175	554,002
Transportation
Canadian Pacific Kansas City Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	612	45,395	44,290	(2,062)
CSX Corp.	USFF +0.250%	Weekly	MS	07/23/25	12,645	398,423	408,054	35,254
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,951	293,735	481,035	201,627
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,913	717,729	819,514	141,796
Forward Air Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,482	151,197	144,545	(1,359)
Genco Shipping & Trading Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/12/29	3,489	66,269	48,637	(13,452)
Golden Ocean Group Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/16/29	6,689	79,256	59,933	(14,059)
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,613	30,552	29,318	(100)
Hub Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	568	24,840	25,310	1,354
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,143	528,712	536,384	28,307
Matson, Inc.	USFF +0.250%	Weekly	MS	07/16/29	811	118,145	109,355	(4,627)
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	07/16/29	295	52,291	52,038	1,336
Schneider National, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	12,739	390,117	372,998	(2,984)
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,837	530,474	684,589	172,643
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,752	351,295	346,961	7,942

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,814	$419,256	$413,665	$11,666
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	3,175	412,582	400,367	(1,219)
Werner Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,236	156,448	152,157	1,702
					80,764	4,766,716	5,129,150	563,765
Utilities
ALLETE, Inc.	USFF +0.250%	Weekly	MS	07/11/28	223	12,132	14,450	4,077
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	729	98,946	90,753	(1,707)
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	859	106,628	119,633	18,135
Brookfield Renewable Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	10,136	299,920	280,362	(9,075)
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/23/25	7,342	1,368,543	1,642,479	328,114
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	24,530	1,380,068	1,321,186	9,335
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,174	42,441	75,215	37,461
Middlesex Water Co.	USFF +0.250%	Weekly	MS	07/16/29	25	1,309	1,316	(5,057)
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	4,436	264,818	269,176	17,302
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,556	308,725	411,042	120,636
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,486	85,834	125,552	46,299
Southern Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	8,336	731,535	686,220	(13,715)
Southwest Gas Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,838	201,646	200,675	7,949
Spire, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,293	86,424	87,704	4,314
Talen Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,760	1,810,868	1,764,877	17,219
Vistra Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,308	279,572	318,204	48,887
					82,031	7,079,409	7,408,844	630,174

Total Reference Entity — Long						261,748,978	275,823,279	24,728,529
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	07/16/29	(28,132)	$(1,676,939)	$(1,701,423)	$(41,490)
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(47,699)	(1,799,047)	(1,443,849)	336,953
Garrett Motion, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,152)	(74,668)	(73,613)	315
Goodyear Tire & Rubber Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(41,770)	(376,663)	(375,930)	(3,073)
Harley-Davidson, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,827)	(190,348)	(175,568)	12,276

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Automobiles & Components — (continued)
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,411)	$(385,415)	$(366,466)	$13,812
QuantumScape Corp.	USFF -0.780%	Weekly	MS	01/12/29	(70,545)	(469,975)	(366,129)	99,093
Rivian Automotive, Inc., Class A	USFF -0.630%	Weekly	MS	07/16/29	(19,045)	(212,806)	(253,299)	(42,635)
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,520)	(675,503)	(613,837)	54,826
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,133)	(644,674)	(586,989)	51,888
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,383)	(315,863)	(257,200)	55,475
					(238,617)	(6,821,901)	(6,214,303)	537,440
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,789)	(555,569)	(681,250)	(143,735)
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(23,584)	(1,565,015)	(1,445,228)	103,918
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,447)	(1,905,762)	(1,438,873)	449,649
AGCO Corp.	USFF -0.250%	Weekly	MS	07/16/29	(35,253)	(3,384,210)	(3,295,450)	49,002
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,443)	(432,634)	(355,307)	68,039
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(24,580)	(1,126,425)	(577,138)	537,870
American Woodmark Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,960)	(252,669)	(235,409)	14,713
Arcosa, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,300)	(554,565)	(609,462)	(63,518)
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,608)	(217,583)	(222,029)	(8,302)
Atkore, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,021)	(163,182)	(85,202)	74,983
Atmus Filtration Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(43,529)	(1,440,708)	(1,705,466)	(287,684)
ATS Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(3,264)	(99,357)	(99,487)	(1,121)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(938)	(578,021)	(557,472)	15,136
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,834)	(1,154,470)	(1,202,098)	(61,339)
Bloom Energy Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(8,595)	(106,781)	(190,895)	(88,830)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(8,971)	(1,704,914)	(1,587,867)	99,758
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(3,364)	(484,663)	(399,845)	81,951
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,362)	(1,455,142)	(1,265,613)	179,148
Byrna Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,068)	(60,175)	(59,579)	3
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,865)	(542,201)	(512,440)	22,288
ChargePoint Holdings, Inc.	USFF -14.732%	Weekly	MS	01/10/28	(18,202)	(182,642)	(19,476)	167,343
Columbus McKinnon Corp.	USFF -0.250%	Weekly	MS	07/16/29	(415)	(15,494)	(15,455)	(100)
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(21,037)	(1,432,025)	(1,860,933)	(443,427)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Core & Main, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(36,179)	$(1,737,511)	$(1,841,873)	$(121,983)
Distribution Solutions Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(648)	(24,809)	(22,291)	2,284
Donaldson Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,598)	(251,607)	(242,325)	6,745
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,999)	(1,158,213)	(1,044,186)	104,326
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(12,078)	(1,147,603)	(1,116,370)	17,702
EnPro Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,190)	(216,712)	(205,216)	8,834
Eos Energy Enterprises, Inc.	USFF -10.930%	Weekly	MS	07/16/29	(45,233)	(184,756)	(219,832)	(36,934)
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,859)	(486,994)	(514,057)	(33,481)
Fluor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(53,442)	(2,906,328)	(2,635,759)	243,047
Fortive Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,249)	(243,643)	(243,675)	(2,488)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(7,397)	(953,865)	(1,146,239)	(221,925)
GMS, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,158)	(1,269,578)	(1,201,023)	54,784
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,312)	(238,130)	(163,503)	68,698
Honeywell International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,626)	(825,046)	(819,077)	(1,969)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,170)	(3,707,561)	(3,055,645)	588,020
Hyster-Yale, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,423)	(76,968)	(72,473)	3,496
IDEX Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,380)	(775,690)	(707,400)	63,343
Intuitive Machines, Inc.	USFF -2.830%	Weekly	MS	07/16/29	(27,440)	(455,352)	(498,310)	(47,563)
ITT, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,520)	(375,825)	(360,058)	11,080
Janus International Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,531)	(118,801)	(114,153)	3,459
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	07/11/28	(11,182)	(1,127,350)	(1,421,232)	(307,530)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,596)	(319,001)	(271,688)	44,093
Miller Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,829)	(180,462)	(184,903)	(7,240)
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(3,202)	(659,974)	(630,282)	21,575
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,891)	(1,434,554)	(1,322,714)	97,331
National Presto Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(222)	(20,888)	(21,849)	(1,156)
Nordson Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,063)	(1,089,130)	(1,059,382)	18,153
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,553)	(308,421)	(242,714)	58,748
Plug Power, Inc.	USFF -1.952%	Weekly	MS	01/10/28	(344,076)	(1,719,195)	(732,882)	968,879
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,082)	(77,462)	(74,708)	1,986
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,395)	(471,246)	(417,300)	51,439
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,134)	(151,670)	(164,439)	(15,852)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,046)	(4,614,272)	(4,585,786)	(25,947)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(10,560)	(527,848)	(578,582)	(64,436)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,188)	$(2,999,079)	$(2,684,456)	$281,356
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(65,587)	(2,107,951)	(2,235,205)	(150,192)
Stantec, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(4,823)	(405,214)	(378,364)	21,510
Sunrun, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(76,872)	(805,184)	(711,066)	85,962
Symbotic, Inc.	USFF -2.630%	Weekly	MS	07/16/29	(18,072)	(554,844)	(428,487)	121,234
Terex Corp.	USFF -0.250%	Weekly	MS	07/16/29	(14,630)	(786,898)	(676,199)	103,519
Timken Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(23,389)	(1,779,348)	(1,669,273)	88,866
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,646)	(424,621)	(385,528)	34,801
Trex Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,607)	(1,216,538)	(1,146,381)	58,608
Triumph Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(374)	(6,958)	(6,979)	(74)
Wabash National Corp.	USFF -0.250%	Weekly	MS	07/16/29	(14,399)	(278,164)	(246,655)	27,845
Watts Water Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(787)	(172,234)	(159,997)	10,717
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(10,316)	(386,163)	(440,081)	(62,874)
					(1,235,382)	(61,193,868)	(57,522,571)	2,936,541
Commercial & Professional Services
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(98,875)	(745,918)	(684,215)	50,227
Brady Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,923)	(217,313)	(215,864)	(739)
Brink's Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(1,876)	(179,933)	(174,037)	4,119
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(3,569)	(338,147)	(377,636)	(44,238)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,312)	(280,393)	(271,021)	6,525
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,578)	(166,019)	(168,623)	(4,272)
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(159,171)	(1,066,681)	(808,589)	247,281
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(21,663)	(1,465,607)	(937,358)	499,424
Copart, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(23,632)	(1,497,105)	(1,356,240)	135,394
CRA International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,237)	(237,581)	(231,566)	3,107
Dayforce, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,347)	(1,110,203)	(1,187,446)	(90,493)
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(16,054)	(497,396)	(259,112)	233,113
GEO Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(7,070)	(111,978)	(197,819)	(89,023)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,463)	(461,938)	(554,572)	(97,917)
Insperity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,296)	(813,751)	(798,043)	2,450
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(48,386)	(328,964)	(363,379)	(38,648)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Liquidity Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(834)	$(26,934)	$(26,930)	$(251)
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(22,332)	(537,452)	(504,480)	24,570
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,017)	(530,438)	(315,665)	209,405
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,332)	(220,998)	(175,815)	44,027
Paychex, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,334)	(1,305,817)	(1,308,813)	(16,235)
Robert Half, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,328)	(1,238,591)	(1,291,391)	(79,294)
SS&C Technologies Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,433)	(411,346)	(411,713)	(4,388)
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,258)	(308,165)	(295,729)	9,326
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,755)	(161,365)	(163,336)	(3,591)
VSE Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,486)	(594,861)	(616,819)	(29,721)
Waste Connections, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(5,176)	(937,675)	(888,098)	40,948
WNS Holdings Ltd. (Jersey)	USFF -0.250%	Weekly	MS	07/16/29	(5,158)	(275,625)	(244,438)	28,501
					(533,895)	(16,068,194)	(14,828,747)	1,039,607
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(330)	(15,497)	(15,606)	(248)
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(51,746)	(598,305)	(486,412)	105,845
AutoNation, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,543)	(435,061)	(431,903)	(1,241)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,917)	(2,599,139)	(2,720,159)	(151,097)
Buckle, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(7,280)	(336,642)	(369,897)	(66,529)
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,697)	(782,837)	(768,807)	6,054
Caleres, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,949)	(124,601)	(114,619)	8,424
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,426)	(2,915,713)	(3,072,406)	(196,588)
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,732)	(549,351)	(471,780)	73,150
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,318)	(469,617)	(463,880)	988
Genuine Parts Co.	USFF -0.250%	Weekly	MS	07/16/29	(25,540)	(2,998,210)	(2,982,050)	(33,243)
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF -3.530%	Weekly	MS	01/12/29	(16,887)	(628,506)	(312,747)	309,396
Group 1 Automotive, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,273)	(532,343)	(536,544)	(9,757)
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(588)	(199,663)	(210,169)	(13,072)
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,263)	(180,733)	(152,364)	27,388
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,468)	(203,932)	(182,017)	20,614

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,901)	$(400,174)	$(428,057)	$(35,563)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,571)	(778,495)	(696,803)	55,297
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(357)	(3,632)	(3,659)	(46)
Signet Jewelers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(1,394)	(119,916)	(112,510)	6,207
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,434)	(144,955)	(154,194)	(13,435)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	07/16/29	(3,079)	(187,752)	(163,372)	33,288
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,545)	(614,165)	(490,058)	120,872
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	01/05/26	(6,992)	(210,823)	(289,609)	(95,529)
					(230,230)	(16,030,062)	(15,629,622)	151,175
Consumer Durables & Apparel
Amer Sports, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/16/29	(219)	(6,200)	(6,123)	32
Brunswick Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,625)	(1,213,931)	(945,945)	242,536
Canada Goose Holdings, Inc. (Canada)	USFF -2.580%	Weekly	MS	07/16/29	(311)	(3,093)	(3,119)	(40)
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(54,546)	(2,615,712)	(1,148,739)	1,440,438
Carter's, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,256)	(344,514)	(339,013)	240
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(57,755)	(294,342)	(357,503)	(66,131)
Funko, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(1,472)	(18,934)	(19,710)	(951)
G-III Apparel Group Ltd.	USFF -0.250%	Weekly	MS	07/16/29	(1,955)	(65,932)	(63,772)	1,508
Hovnanian Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(199)	(26,626)	(26,630)	(256)
La-Z-Boy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,736)	(433,088)	(424,198)	3,476
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,197)	(2,019,519)	(1,987,385)	11,651
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,497)	(121,059)	(117,934)	1,914
Polaris, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,636)	(828,181)	(555,226)	249,170
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/16/29	(4,838)	(463,395)	(471,028)	(12,627)
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(47,996)	(3,046,048)	(3,227,251)	(224,923)
Skyline Champion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,998)	(176,176)	(176,024)	(3,081)
Sonos, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,603)	(52,771)	(54,189)	(1,936)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,247)	(539,696)	(433,176)	96,715

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(71,985)	$(878,301)	$(565,802)	$303,600
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(8,307)	(959,416)	(950,985)	(36,227)
					(314,378)	(14,106,934)	(11,873,752)	2,005,108
Consumer Services
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,902)	(1,109,305)	(1,019,191)	87,658
Choice Hotels International, Inc.	USFF -1.330%	Weekly	MS	01/12/29	(5,302)	(672,512)	(752,778)	(90,834)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(69,096)	(907,200)	(587,316)	311,586
Darden Restaurants, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,022)	(938,556)	(937,557)	(8,379)
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,573)	(266,464)	(133,486)	130,291
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(118,660)	(1,445,087)	(1,603,097)	(172,661)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(45,178)	(880,276)	(840,763)	29,738
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,257)	(2,320,652)	(2,287,960)	9,151
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(60,185)	(875,362)	(597,637)	258,917
Kura Sushi USA, Inc., Class A	USFF -1.530%	Weekly	MS	01/12/29	(3,561)	(217,017)	(322,555)	(107,800)
Lucky Strike Entertainment Corp.	USFF -14.380%	Weekly	MS	01/12/29	(16,282)	(225,588)	(162,983)	58,485
Marriott International, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(623)	(177,709)	(173,780)	5,048
MGM Resorts International	USFF -0.250%	Weekly	MS	07/16/29	(73,694)	(2,852,728)	(2,553,497)	270,520
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(146,402)	(1,277,429)	(1,067,271)	196,834
Penn Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,532)	(196,953)	(208,744)	(13,877)
Portillo's, Inc., Class A	USFF -0.530%	Weekly	MS	01/10/28	(57,793)	(1,154,411)	(543,254)	600,795
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(6,889)	(500,985)	(449,025)	43,427
Sabre Corp.	USFF -0.250%	Weekly	MS	07/16/29	(32,392)	(121,088)	(118,231)	1,646
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(14,352)	(666,089)	(691,623)	(32,432)
Vail Resorts, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,555)	(643,316)	(666,385)	(39,230)
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(5,076)	(103,227)	(82,739)	17,261
					(705,326)	(17,551,954)	(15,799,872)	1,556,144

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(3,061)	$(59,967)	$(60,118)	$(3,987)
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,722)	(1,250,014)	(1,226,061)	9,089
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(7,538)	(364,732)	(371,774)	(10,727)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(80,033)	(1,696,660)	(1,249,315)	430,139
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(384)	(24,743)	(24,745)	(236)
Kroger Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(1,469)	(90,084)	(89,829)	(344)
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/16/29	(19,564)	(1,610,745)	(1,654,136)	(59,725)
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,754)	(309,268)	(346,006)	(44,344)
					(129,525)	(5,406,213)	(5,021,984)	319,865
Energy
Antero Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(18,005)	(598,065)	(631,075)	(39,064)
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(154,448)	(4,084,111)	(3,566,204)	442,619
Archrock, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(29,602)	(741,558)	(736,794)	(2,626)
Atlas Energy Solutions, Inc.	USFF -0.630%	Weekly	MS	01/12/29	(51,708)	(1,135,151)	(1,146,883)	(49,927)
Baytex Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(10,835)	(43,934)	(27,954)	15,199
California Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(14,667)	(788,528)	(761,071)	11,643
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(24,752)	(1,451,757)	(1,272,005)	164,368
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(18,315)	(2,729,972)	(2,141,390)	510,415
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(28,465)	(1,963,081)	(1,305,690)	555,816
Clean Energy Fuels Corp.	USFF -0.274%	Weekly	MS	07/11/28	(74,882)	(297,569)	(187,954)	107,150
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(47,789)	(555,424)	(870,716)	(344,514)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	07/23/25	(14,796)	(207,929)	(216,170)	(12,920)
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(24,940)	(524,148)	(461,390)	50,204
Denison Mines Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(143,058)	(270,166)	(257,504)	9,936
Devon Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(79,661)	(2,823,854)	(2,607,305)	170,428
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(24,840)	(4,353,918)	(4,069,537)	233,860
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(28,201)	(1,105,892)	(1,196,568)	(142,247)
Energy Fuels, Inc. (Canada)	USFF -2.030%	Weekly	MS	07/16/29	(24,620)	(134,975)	(126,301)	7,322

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
EQT Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,742)	$(240,414)	$(264,764)	$(28,257)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(121,658)	(2,018,778)	(1,517,075)	481,227
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	07/16/29	(16,145)	(1,892,734)	(1,736,718)	125,276
Granite Ridge Resources, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(264)	(1,578)	(1,705)	(126)
Gulfport Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,715)	(839,324)	(1,052,703)	(221,881)
Helix Energy Solutions Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,360)	(188,970)	(161,795)	25,470
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(18,085)	(687,449)	(1,025,600)	(474,845)
Kodiak Gas Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(38,850)	(1,198,480)	(1,586,246)	(422,621)
Kosmos Energy Ltd.	USFF -0.253%	Weekly	MS	07/11/28	(396,901)	(1,587,990)	(1,357,401)	214,486
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,762)	(90,710)	(94,716)	(4,910)
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(35,559)	(1,882,969)	(2,000,549)	(145,263)
New Fortress Energy, Inc.	USFF -2.430%	Weekly	MS	07/08/27	(88,783)	(1,752,235)	(1,342,399)	300,655
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(33,307)	(227,532)	(219,826)	5,414
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(111,015)	(684,813)	(855,926)	(179,475)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/16/29	(17,790)	(622,022)	(558,606)	48,571
NOV, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,002)	(160,733)	(116,829)	40,089
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	07/16/29	(106,071)	(5,391,139)	(5,240,968)	72,083
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(85,314)	(2,319,744)	(1,398,296)	897,917
Patterson-UTI Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,061)	(72,961)	(50,064)	19,772
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(62,731)	(2,563,093)	(2,317,910)	182,528
ProFrac Holding Corp., Class A	USFF -4.230%	Weekly	MS	07/08/27	(56,577)	(590,957)	(439,038)	145,938
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(58,476)	(584,744)	(545,581)	33,244
Range Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,907)	(69,138)	(68,614)	(160)
REX American Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,056)	(43,267)	(44,025)	(1,179)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,794)	(204,814)	(235,593)	(34,718)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(28,144)	(292,427)	(287,632)	(4,077)
Solaris Energy Infrastructure, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,880)	(243,088)	(255,566)	(15,170)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(59,094)	(845,778)	(573,803)	264,069

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Transocean Ltd. (Switzerland)	USFF -0.254%	Weekly	MS	01/12/29	(33,007)	$(196,478)	$(123,776)	$70,725
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(15,672)	(1,167,670)	(693,329)	462,504
Veren, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(22,436)	(128,065)	(115,321)	9,458
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(20,834)	(926,241)	(644,187)	272,382
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(15,918)	(777,661)	(861,482)	(113,062)
					(2,333,494)	(54,304,028)	(49,370,554)	3,713,726
Financial Services
Cantaloupe, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,000)	(28,589)	(28,530)	(213)
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,762)	(602,372)	(546,167)	63,374
Flywire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(17,809)	(306,840)	(367,222)	(66,403)
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,941)	(1,936,299)	(1,917,957)	(2,223)
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(336,857)	(1,693,631)	(1,276,688)	399,767
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(388)	(234,407)	(232,804)	(759)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(55,630)	(1,110,733)	(1,255,569)	(164,117)
Shift4 Payments, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(3,776)	(395,998)	(391,873)	123
					(435,163)	(6,308,869)	(6,016,810)	229,549
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	07/16/29	(55,087)	(2,874,258)	(2,782,995)	62,103
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(14,376)	(1,372,839)	(1,117,878)	239,899
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,264)	(456,202)	(747,611)	(321,095)
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(22,373)	(606,425)	(589,305)	10,411
Coca-Cola Consolidated, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7)	(8,763)	(8,820)	(128)
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(39,921)	(883,990)	(824,768)	43,539
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,940)	(165,689)	(168,993)	(4,969)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(44,188)	(4,168,817)	(2,953,084)	1,126,871
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,394)	(626,652)	(617,397)	2,911
SunOpta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(1,897)	(14,719)	(14,607)	(20)
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(53,112)	(1,920,166)	(1,865,825)	34,866
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,020)	(296,863)	(330,137)	(43,569)
					(251,579)	(13,395,383)	(12,021,420)	1,150,819
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(26,276)	(1,960,699)	(1,041,843)	898,969

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
agilon health, Inc.	USFF -0.262%	Weekly	MS	07/11/28	(257,984)	$(1,126,083)	$(490,170)	$624,500
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(131,074)	(1,448,374)	(1,203,259)	227,425
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	07/16/29	(13,194)	(2,987,618)	(2,993,323)	(36,016)
Brookdale Senior Living, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(77,981)	(420,324)	(392,244)	23,830
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(533)	(14,084)	(14,204)	(245)
Certara, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(60,789)	(684,927)	(647,403)	30,589
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(64,045)	(4,698,235)	(4,980,780)	(335,766)
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(6,067)	(345,843)	(323,917)	18,501
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,838)	(730,548)	(580,247)	142,902
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(39,830)	(1,842,778)	(1,747,740)	75,830
Evolent Health, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(24,141)	(268,587)	(271,586)	(5,709)
GoodRx Holdings, Inc., Class A	USFF -0.580%	Weekly	MS	01/12/29	(116,268)	(879,729)	(540,646)	330,294
Haemonetics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(15,714)	(1,339,403)	(1,226,949)	98,428
Inari Medical, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,023)	(827,964)	(920,074)	(104,156)
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(19,157)	(2,361,735)	(2,538,686)	(205,115)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(98,017)	(2,542,439)	(2,223,026)	293,063
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(33,381)	(3,104,222)	(3,009,965)	56,255
Labcorp Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,414)	(804,465)	(782,898)	10,904
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,788)	(1,843,214)	(1,412,394)	413,435
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(99,963)	(1,557,061)	(1,213,551)	327,721
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(28,595)	(1,211,883)	(852,131)	343,492
OPKO Health, Inc.	USFF -3.364%	Weekly	MS	07/16/29	(3,410)	(4,994)	(5,013)	(51)
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,632)	(327,359)	(223,462)	106,498
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,461)	(434,322)	(446,266)	(27,239)
Privia Health Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(23,554)	(475,996)	(460,481)	10,531
Progyny, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(23,707)	(390,789)	(408,946)	(22,106)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(8,818)	(788,409)	(392,842)	387,582
RxSight, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,587)	(287,493)	(260,841)	23,751
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(40,503)	(1,299,383)	(781,303)	505,368
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(5,961)	(337,774)	(144,793)	189,570

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(76,751)	$(2,367,136)	$(1,624,819)	$718,305
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(35,571)	(573,126)	(323,340)	243,985
TransMedics Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,127)	(981,889)	(756,118)	215,821
					(1,420,154)	(41,268,885)	(35,235,260)	5,581,146
Household & Personal Products
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,259)	(1,329,873)	(1,300,293)	16,097
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,449)	(1,725,597)	(1,186,322)	521,775
Interparfums, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,920)	(981,965)	(910,049)	44,276
Kenvue, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(56,062)	(1,343,627)	(1,196,924)	143,126
Oil-Dri Corp. of America	USFF -0.250%	Weekly	MS	07/16/29	(47)	(4,141)	(4,119)	(2)
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,812)	(910,278)	(829,016)	68,703
					(99,549)	(6,295,481)	(5,426,723)	793,975
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,183)	(986,218)	(923,197)	46,605
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,354)	(1,318,854)	(719,112)	570,620
Algoma Steel Group, Inc. (Canada)	USFF -1.330%	Weekly	MS	01/10/28	(54,987)	(479,305)	(537,773)	(78,471)
Arcadium Lithium PLC (Jersey)	USFF -0.250%	Weekly	MS	01/12/29	(1,070,299)	(4,226,574)	(5,490,634)	(1,306,948)
Arch Resources, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,654)	(388,041)	(374,798)	8,781
ATI, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(33,469)	(1,912,785)	(1,842,134)	51,251
Celanese Corp.	USFF -0.250%	Weekly	MS	07/16/29	(50,370)	(3,768,750)	(3,486,108)	239,559
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(63,277)	(1,112,555)	(1,152,907)	(53,229)
Chemours Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(9,288)	(179,848)	(156,967)	18,268
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(51,253)	(2,450,397)	(2,056,783)	341,031
Equinox Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	07/23/25	(380,508)	(2,697,214)	(1,910,150)	759,701
ERO Copper Corp. (Canada)	USFF -1.480%	Weekly	MS	07/16/29	(6,467)	(95,051)	(87,175)	6,929
First Majestic Silver Corp. (Canada)	USFF -0.780%	Weekly	MS	07/16/29	(122,394)	(720,767)	(671,943)	40,944
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(18,620)	(2,335,664)	(2,189,526)	116,920
Gatos Silver, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,233)	(45,898)	(45,197)	252
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/16/29	(46,536)	(1,346,921)	(1,263,918)	65,303
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(13,997)	(893,025)	(855,497)	15,664
Hawkins, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,874)	(249,667)	(229,884)	17,267
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(40,668)	(928,036)	(733,244)	164,707
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10)	(708)	(703)	1,107

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Koppers Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,500)	$(90,572)	$(81,000)	$8,579
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(924)	(9,255)	(9,009)	173
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(49,040)	(589,884)	(666,944)	(83,030)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,446)	(1,305,275)	(1,263,359)	28,684
Methanex Corp. (Canada)	USFF -0.580%	Weekly	MS	07/08/27	(20,860)	(993,431)	(1,041,748)	(80,396)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(106,914)	(2,775,528)	(2,627,946)	104,548
MP Materials Corp.	USFF -0.630%	Weekly	MS	01/10/28	(46,550)	(946,047)	(726,180)	210,281
Novagold Resources, Inc. (Canada)	USFF -0.265%	Weekly	MS	07/16/29	(4,856)	(15,984)	(16,170)	(331)
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(54,815)	(2,636,021)	(2,452,971)	127,341
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(100,871)	(1,397,296)	(1,093,442)	289,687
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(21,696)	(472,854)	(401,593)	58,840
Seabridge Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(1,150)	(13,184)	(13,122)	(54)
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(131,105)	(1,226,711)	(912,491)	294,478
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,605)	(1,026,942)	(867,502)	153,504
Taseko Mines Ltd. (Canada)	USFF -0.730%	Weekly	MS	01/12/29	(150,906)	(365,258)	(292,758)	68,940
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(20,984)	(550,939)	(515,997)	28,213
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(106,392)	(1,479,935)	(1,071,367)	349,024
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(122,343)	(4,809,295)	(4,158,439)	594,128
Valhi, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(212)	(5,499)	(4,959)	494
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,071)	(1,460,999)	(1,142,891)	302,157
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,112)	(35,844)	(35,384)	114
					(2,955,793)	(48,343,031)	(44,122,922)	3,481,635
Media & Entertainment
Cargurus, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,148)	(240,222)	(334,268)	(99,751)
Clear Channel Outdoor Holdings, Inc.	USFF -0.268%	Weekly	MS	07/16/29	(3,502)	(4,923)	(4,798)	93
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(134,438)	(3,717,674)	(3,078,630)	601,321
Emerald Holding, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(226)	(1,084)	(1,089)	1
Endeavor Group Holdings, Inc., Class A	USFF -15.180%	Weekly	MS	01/12/29	(19,982)	(543,171)	(625,237)	(90,961)
Gannett Co., Inc.	USFF -0.265%	Weekly	MS	07/16/29	(10,857)	(56,411)	(54,936)	919
Grindr, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,937)	(134,319)	(141,596)	(8,623)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(45,151)	$(513,508)	$(471,376)	$36,695
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(42,310)	(434,439)	(319,441)	110,606
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,620)	(1,589,833)	(1,634,290)	(66,516)
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(354)	(12,542)	(12,602)	(170)
Paramount Global, Class B	USFF -0.250%	Weekly	MS	07/11/28	(129,788)	(1,413,094)	(1,357,582)	29,643
Take-Two Interactive Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,829)	(576,806)	(704,842)	(137,771)
TripAdvisor, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(36,357)	(568,726)	(536,993)	25,977
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(284,091)	(2,580,602)	(3,002,842)	(462,755)
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(137,087)	(1,434,976)	(1,440,784)	(20,608)
					(877,677)	(13,822,330)	(13,721,306)	(81,900)
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.216%	Weekly	MS	07/11/28	(132,686)	(535,624)	(388,770)	141,434
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,704)	(2,602,186)	(2,512,695)	58,454
Agios Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,807)	(140,807)	(125,098)	14,297
Alnylam Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,229)	(340,214)	(289,196)	56,881
Amicus Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(56,308)	(556,561)	(530,421)	20,507
ANI Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,199)	(351,361)	(342,681)	5,131
Apogee Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(232)	(10,673)	(10,510)	73
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(47,711)	(1,337,729)	(896,967)	431,517
ARS Pharmaceuticals, Inc.	USFF -0.730%	Weekly	MS	07/16/29	(778)	(8,550)	(8,208)	273

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(44,769)	$(618,706)	$(470,522)	$141,921
Avidity Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(809)	(24,828)	(23,526)	1,068
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(57,561)	(531,363)	(463,942)	62,523
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/16/29	(6,430)	(235,429)	(240,161)	(7,104)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/16/29	(13,360)	(1,031,842)	(962,321)	58,249
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(81,077)	(5,007,649)	(4,752,734)	199,527
Capricor Therapeutics, Inc.	USFF -2.380%	Weekly	MS	07/16/29	(497)	(6,799)	(6,859)	(111)
Cargo Therapeutics, Inc.	USFF -0.580%	Weekly	MS	07/16/29	(69)	(982)	(995)	(5)
CG oncology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,903)	(110,782)	(111,938)	(2,263)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,774)	(185,478)	(190,172)	(9,236)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,584)	(244,817)	(234,380)	7,970
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(101)	(2,043)	(2,058)	(19)
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	07/16/29	(2,506)	(1,995,363)	(1,934,632)	57,377
Enliven Therapeutics, Inc.	USFF -0.830%	Weekly	MS	07/16/29	(274)	(6,067)	(6,165)	(142)
Evolus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,158)	(185,900)	(167,344)	16,687
ImmunityBio, Inc.	USFF -12.795%	Weekly	MS	07/16/29	(498)	(1,314)	(1,275)	44
Immunome, Inc.	USFF -0.580%	Weekly	MS	07/16/29	(496)	(5,384)	(5,268)	80
Immunovant, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,037)	(287,313)	(248,616)	35,798
Insmed, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,809)	(1,071,655)	(1,022,413)	38,381
Kymera Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(304)	(12,063)	(12,230)	(271)
Liquidia Corp.	USFF -0.250%	Weekly	MS	01/12/29	(55,545)	(611,518)	(653,209)	(47,882)
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(116,368)	(1,031,782)	(634,206)	387,707
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(357)	(46,083)	(47,078)	(1,444)
Neumora Therapeutics, Inc.	USFF -0.630%	Weekly	MS	07/16/29	(23,982)	(257,723)	(254,209)	915
Neurocrine Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(390)	(53,985)	(53,235)	220
Novavax, Inc.	USFF -0.630%	Weekly	MS	07/16/29	(677)	(5,496)	(5,443)	15
Nuvalent, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(158)	(12,956)	(12,368)	474
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(48,713)	(385,213)	(416,009)	(34,689)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/16/29	(41,115)	$(1,131,468)	$(1,057,067)	$54,590
Phathom Pharmaceuticals, Inc.	USFF -0.830%	Weekly	MS	07/16/29	(525)	(8,459)	(4,263)	4,128
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(38,036)	(694,583)	(500,934)	186,616
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,577)	(626,115)	(669,778)	(51,187)
Prothena Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(75)	(4,706)	(1,039)	3,637
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,783)	(2,234,500)	(2,162,235)	50,107
Soleno Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(466)	(20,783)	(20,947)	(357)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(22,628)	(464,425)	(309,551)	150,177
Standard BioTools, Inc.	USFF -0.282%	Weekly	MS	01/12/29	(128,776)	(264,927)	(225,358)	36,877
Summit Therapeutics, Inc.	USFF -0.830%	Weekly	MS	07/16/29	(1,791)	(32,714)	(31,960)	439
TG Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,703)	(53,904)	(51,260)	2,114
Tilray Brands, Inc.	USFF -1.755%	Weekly	MS	07/11/28	(526,222)	(830,049)	(699,875)	121,766
Tyra Biosciences, Inc.	USFF -0.930%	Weekly	MS	07/16/29	(149)	(2,102)	(2,071)	27
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,591)	(1,049,177)	(948,839)	90,433
WaVe Life Sciences Ltd. (Singapore)	USFF -0.250%	Weekly	MS	07/16/29	(193)	(2,375)	(2,387)	(19)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,740)	(2,758,121)	(2,535,314)	191,773
					(1,582,230)	(30,032,646)	(27,260,732)	2,475,478
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(17,380)	(269,858)	(262,438)	4,698
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(118,270)	(2,814,309)	(2,585,382)	200,375
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(8,658)	(334,922)	(320,606)	10,934
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(24,031)	(684,344)	(641,628)	35,686
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(36,542)	(2,616,955)	(2,253,545)	336,861
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,031)	(1,057,946)	(551,569)	495,655
First Solar, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,308)	(2,704,180)	(2,345,402)	331,344
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,884)	(176,730)	(170,896)	4,058
indie Semiconductor, Inc., Class A	USFF -0.698%	Weekly	MS	01/12/29	(73,760)	(419,900)	(298,728)	116,927
Intel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(37,843)	(1,025,704)	(758,752)	251,920

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(29,836)	$(1,440,789)	$(1,392,148)	$26,668
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(71,490)	(3,827,818)	(4,049,909)	(272,606)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(52,356)	(1,191,431)	(1,035,602)	145,889
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,681)	(570,083)	(412,218)	146,584
SkyWater Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,196)	(16,961)	(16,505)	301
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,201)	(2,321,756)	(2,291,870)	6,335
Wolfspeed, Inc.	USFF -0.580%	Weekly	MS	07/11/28	(102,948)	(1,702,397)	(685,634)	999,500
					(624,415)	(23,176,083)	(20,072,832)	2,841,129
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(37,472)	(518,088)	(689,485)	(179,198)
Adeia, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,065)	(104,688)	(112,749)	(9,241)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,503)	(204,434)	(197,960)	4,416
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,938)	(489,959)	(472,320)	12,852
Applied Digital Corp.	USFF -0.580%	Weekly	MS	07/16/29	(65,195)	(517,217)	(498,090)	13,894
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(37,181)	(652,532)	(753,659)	(119,493)
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,423)	(2,339,522)	(2,352,263)	(36,474)
Autodesk, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,505)	(749,086)	(740,403)	1,096
Bitfarms Ltd. (Canada)	USFF -2.633%	Weekly	MS	07/16/29	(386,496)	(801,953)	(575,879)	217,951
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(16,994)	(673,817)	(711,709)	(50,550)
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(181,220)	(2,041,664)	(2,125,711)	(107,328)
Cipher Mining, Inc.	USFF -0.268%	Weekly	MS	07/16/29	(102,327)	(374,367)	(474,797)	(104,213)
Cleanspark, Inc.	USFF -0.630%	Weekly	MS	01/12/29	(72,272)	(841,131)	(665,625)	166,984
Couchbase, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(46)	(711)	(717)	5
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,571)	(315,778)	(292,014)	20,576
Dolby Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(15,328)	(1,172,440)	(1,197,117)	(40,952)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,204)	(381,823)	(176,809)	201,155
Dropbox, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(80,902)	(2,353,194)	(2,430,296)	(100,973)
Dynatrace, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,469)	(614,135)	(568,990)	39,892
Enfusion, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(18,867)	(167,366)	(194,330)	(28,934)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(88,579)	(1,008,962)	(836,186)	159,630
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(38,335)	(2,347,117)	(1,557,934)	765,374
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	07/16/29	(2,587)	(561,878)	(554,705)	1,471

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
InterDigital, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(128)	$(24,964)	$(24,796)	$(29)
Intuit, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,487)	(1,020,375)	(934,580)	75,730
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,649)	(143,675)	(135,568)	6,666
JFrog Ltd. (Israel)	USFF -0.250%	Weekly	MS	07/16/29	(18,995)	(518,232)	(558,643)	(45,654)
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(24,652)	(900,221)	(1,016,648)	(125,549)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(54,391)	(1,448,594)	(828,375)	605,223
LiveRamp Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,217)	(280,679)	(310,290)	(33,173)
Manhattan Associates, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,225)	(371,246)	(331,044)	41,141
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(39,619)	(331,666)	(304,274)	22,022
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,175)	(95,323)	(61,596)	30,547
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(22,887)	(479,708)	(417,917)	57,147
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(35,568)	(807,269)	(789,610)	9,483
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(92,008)	(919,819)	(777,468)	133,031
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(23,413)	(892,839)	(719,013)	164,296
Terawulf, Inc.	USFF -0.530%	Weekly	MS	01/12/29	(111,680)	(637,485)	(632,109)	(1,077)
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(96,957)	(1,917,209)	(1,744,256)	153,507
					(1,743,530)	(30,021,166)	(27,765,935)	1,921,251
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,785)	(2,012,310)	(2,056,480)	(70,116)
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,238)	(234,863)	(252,021)	(21,443)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,167)	(226,451)	(180,173)	44,158
Ciena Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,175)	(424,684)	(523,702)	(135,162)
Cognex Corp.	USFF -0.250%	Weekly	MS	07/11/28	(16,756)	(765,236)	(600,870)	157,197
CommScope Holding Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,650)	(115,111)	(107,587)	6,374
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(24,210)	(196,167)	(160,028)	34,165
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(22,641)	(1,380,384)	(1,318,159)	42,339
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(56,227)	(794,396)	(941,240)	(155,794)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(26,255)	(298,156)	(347,354)	(52,207)
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,048)	(1,352,750)	(1,292,750)	45,206
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,946)	(1,130,426)	(1,330,399)	(211,431)
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(36,275)	(2,231,419)	(2,228,373)	(19,589)
Ribbon Communications, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,185)	(4,877)	(4,930)	(84)
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,528)	(1,152,213)	(1,117,444)	23,361

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,642)	$(272,568)	$(337,640)	$(69,132)
Viasat, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(48,741)	(956,014)	(414,786)	531,541
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(152,435)	(3,220,801)	(2,582,249)	567,729
Xerox Holdings Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,104)	(54,660)	(51,457)	1,524
					(482,008)	(16,823,486)	(15,847,642)	718,636
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,029)	(401,985)	(387,585)	(1,963)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(93,313)	(3,193,932)	(3,237,961)	(76,435)
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(940)	(44,251)	(28,886)	17,260
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/23/25	(20,165)	(451,410)	(254,281)	129,664
United States Cellular Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,522)	(221,985)	(220,900)	(1,151)
					(122,969)	(4,313,563)	(4,129,613)	67,375
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(27,382)	(659,801)	(601,856)	50,289
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(38,481)	(1,949,245)	(2,491,645)	(569,928)
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(6,687)	(509,186)	(629,380)	(135,760)
ArcBest Corp.	USFF -0.250%	Weekly	MS	07/16/29	(13,012)	(1,462,121)	(1,214,280)	232,028
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,728)	(969,225)	(901,777)	57,159
Frontier Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(70,210)	(337,545)	(499,193)	(165,057)
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(29,615)	(1,811,244)	(1,288,253)	509,938
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(81,270)	(460,502)	(638,782)	(182,937)
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(78,149)	(2,085,041)	(1,863,072)	200,820
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(778)	(354,659)	(354,558)	(3,482)
TFI International, Inc. (Canada)	USFF -0.530%	Weekly	MS	01/12/29	(4,658)	(707,656)	(629,249)	68,715
Wheels Up Experience, Inc.	USFF -10.036%	Weekly	MS	07/16/29	(2,905)	(5,207)	(4,793)	378
					(361,875)	(11,311,432)	(11,116,838)	62,163
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(257,729)	(3,799,911)	(3,316,972)	404,280

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Algonquin Power & Utilities Corp. (Canada)	USFF -0.271%	Weekly	MS	07/11/28	(510,983)	$(3,089,728)	$(2,273,874)	$647,299
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(15,800)	(813,940)	(934,412)	(165,419)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/12/29	(25,218)	(2,045,549)	(2,247,933)	(268,459)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(33,273)	(3,203,939)	(3,068,769)	96,794
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(7,870)	(607,368)	(611,656)	(17,240)
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,210)	(356,001)	(337,362)	9,794
Black Hills Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,560)	(599,653)	(559,451)	32,147
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(9,416)	(508,012)	(426,827)	61,968
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,998)	(740,293)	(849,207)	(130,498)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(20,327)	(576,187)	(528,502)	25,220
DTE Energy Co.	USFF -0.250%	Weekly	MS	07/16/29	(8,546)	(1,044,978)	(1,031,930)	(13,870)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,932)	(592,941)	(753,044)	(187,338)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,937)	(170,940)	(180,772)	(26,636)
Eversource Energy	USFF -0.250%	Weekly	MS	07/16/29	(44,560)	(2,732,893)	(2,559,081)	115,034
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6,228)	(251,933)	(234,422)	1,020
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(35,824)	(1,541,056)	(1,425,079)	50,421
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(7,519)	(325,533)	(312,565)	3,786
Hawaiian Electric Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,148)	(181,982)	(176,580)	3,572
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,282)	(746,643)	(795,777)	(90,867)
MGE Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,435)	(706,877)	(792,553)	(102,292)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(20,934)	(967,656)	(976,571)	(35,442)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(18,519)	(549,446)	(680,758)	(163,506)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(25,668)	(1,126,077)	(1,015,426)	44,001
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,270)	(334,380)	(281,734)	1,406
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(17,594)	(701,860)	(725,753)	(38,796)
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,700)	(1,456,374)	(1,502,725)	(85,736)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,223)	(1,324,936)	(1,098,622)	203,473
Otter Tail Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,145)	(173,203)	(158,387)	12,533
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(13,074)	(556,483)	(642,849)	(113,967)
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(22,474)	(1,062,333)	(980,316)	36,147
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -0.250%	Weekly	MS	07/16/29	(28,339)	(169,883)	(193,555)	(25,511)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(9,204)	(765,122)	(807,375)	(64,297)
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(10,724)	(591,041)	(527,835)	51,005

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(28,831)	$(355,111)	$(407,959)	$(56,871)
Unitil Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,029)	(59,694)	(55,762)	3,253
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,295)	(1,584,682)	(1,532,382)	26,843
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,235)	(914,036)	(1,096,187)	(212,202)
					(1,330,053)	(37,328,674)	(36,100,964)	31,049

Total Reference Entity — Short						(473,924,183)	(435,100,402)	31,531,911
Net Value of Reference Entity						$(212,175,205)	$(159,277,123)	$56,260,440

*	Includes $3,362,358 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with end of period unrealized appreciation of $56,260,440, which are considered Level 2 as of and for the period ended December 31, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 33.5%
Automobiles & Components — 0.4%
American Axle & Manufacturing Holdings, Inc.*	409	$ 2,384
BorgWarner, Inc.	2,188	69,557
Dana, Inc.	2,048	23,675
Ford Motor Co.	42,339	419,156
Gentherm, Inc.*	1,426	56,933
LCI Industries	1,994	206,160
Phinia, Inc.	4,002	192,776
Visteon Corp.*	2,216	196,604
		1,167,245
Capital Goods — 4.0%
3M Co.	5,027	648,935
Acuity Brands, Inc.	50	14,606
Alamo Group, Inc.	17	3,160
Allegion PLC (Ireland)	33	4,312
AMETEK, Inc.	173	31,185
Apogee Enterprises, Inc.	110	7,855
Applied Industrial Technologies, Inc.	47	11,255
Armstrong World Industries, Inc.	166	23,461
Barnes Group, Inc.	206	9,736
Blue Bird Corp.*	1,497	57,829
Builders FirstSource, Inc.*	152	21,725
Carlisle Cos., Inc.	272	100,324
Caterpillar, Inc.	252	91,416
Chart Industries, Inc.*	1,818	346,947
Crane Co.	53	8,043
Cummins, Inc.	356	124,102
Deere & Co.	625	264,812
DNOW, Inc.*	1,423	18,513
Donaldson Co., Inc.	27	1,818
Dover Corp.	1,418	266,017
EMCOR Group, Inc.	947	429,843
Everus Construction Group, Inc.*	499	32,809
Federal Signal Corp.	1,298	119,922
Flowserve Corp.	1,738	99,970
GE Vernova, Inc.	858	282,222
Generac Holdings, Inc.*	2,413	374,136
Gibraltar Industries, Inc.*	754	44,411
Granite Construction, Inc.	1,365	119,724
Griffon Corp.	1,712	122,014
Hayward Holdings, Inc.*	22,883	349,881
Helios Technologies, Inc.	350	15,624
Howmet Aerospace, Inc.	2,722	297,705
IES Holdings, Inc.*	188	37,780
Illinois Tool Works, Inc.	1,089	276,127
Kennametal, Inc.	3,190	76,624
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Kratos Defense & Security Solutions, Inc.*	1,438	$ 37,934
Lennox International, Inc.	283	172,432
Lockheed Martin Corp.	1,400	680,316
Masco Corp.	5,273	382,662
MasTec, Inc.*	3,554	483,842
MRC Global, Inc.*	3,705	47,350
MSC Industrial Direct Co., Inc., Class A	446	33,312
Mueller Water Products, Inc., Class A	9,447	212,557
NEXTracker, Inc., Class A*	4,418	161,390
NuScale Power Corp.*	5,470	98,077
Otis Worldwide Corp.	3,054	282,831
Parker-Hannifin Corp.	139	88,408
Pentair PLC (Ireland)	3,092	311,179
Powell Industries, Inc.	2,258	500,486
Primoris Services Corp.	3,026	231,186
Quanta Services, Inc.	1,158	365,986
Regal Rexnord Corp.	266	41,265
Rocket Lab USA, Inc.*	47,661	1,213,926
RTX Corp.	308	35,642
Shoals Technologies Group, Inc., Class A*	10,087	55,781
Snap-on, Inc.	1,132	384,291
SPX Technologies, Inc.*	5	728
Stanley Black & Decker, Inc.	3,423	274,833
Sterling Infrastructure, Inc.*	328	55,252
Tennant Co.	618	50,386
Trane Technologies PLC (Ireland)	1,188	438,788
Tutor Perini Corp.*	3,788	91,670
Valmont Industries, Inc.	1,202	368,617
Westinghouse Air Brake Technologies Corp.	339	64,271
Woodward, Inc.	99	16,476
WW Grainger, Inc.	343	361,539
Zurn Elkay Water Solutions Corp.	4,008	149,498
		12,427,754
Commercial & Professional Services — 1.1%
Automatic Data Processing, Inc.	21	6,147
Booz Allen Hamilton Holding Corp.	60	7,722
BrightView Holdings, Inc.*	1,679	26,847
Broadridge Financial Solutions, Inc.	531	120,054
Cintas Corp.	1,399	255,597
Dun & Bradstreet Holdings, Inc.	5,578	69,502
FTI Consulting, Inc.*	133	25,420

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
HNI Corp.	1,076	$ 54,198
ICF International, Inc.	532	63,420
Innodata, Inc.*	1,774	70,108
Jacobs Solutions, Inc.	3,054	408,076
Korn Ferry	1,877	126,604
Leidos Holdings, Inc.	3,122	449,755
Matthews International Corp., Class A	159	4,401
Maximus, Inc.	2,104	157,064
OPENLANE, Inc.*	4,662	92,494
Parsons Corp.*	2,300	212,175
Pitney Bowes, Inc.	5,990	43,368
Republic Services, Inc.	1,692	340,397
Steelcase, Inc., Class A	6,731	79,560
TransUnion	1,903	176,427
UniFirst Corp.	475	81,268
Veralto Corp.	4,786	487,454
		3,358,058
Consumer Discretionary Distribution & Retail — 1.2%
Abercrombie & Fitch Co., Class A*	480	71,746
Amazon.com, Inc.*	4,536	995,153
AutoZone, Inc.*	73	233,746
Best Buy Co., Inc.	68	5,834
CarMax, Inc.*	897	73,339
Chewy, Inc., Class A*	2,794	93,571
eBay, Inc.	8,497	526,389
Etsy, Inc.*	592	31,311
Gap, Inc. (The)	8,058	190,410
Home Depot, Inc. (The)	92	35,787
Kohl's Corp.	3,205	44,998
LKQ Corp.	9,837	361,510
Nordstrom, Inc.	10,076	243,335
ODP Corp. (The)*	1,673	38,044
Petco Health & Wellness Co., Inc.*	15,121	57,611
Pool Corp.	220	75,007
RealReal, Inc. (The)*	2,753	30,090
Ross Stores, Inc.	1,774	268,353
Shoe Carnival, Inc.	1,245	41,185
Ulta Beauty, Inc.*	277	120,476
Williams-Sonoma, Inc.	600	111,108
		3,649,003
Consumer Durables & Apparel — 1.3%
Acushnet Holdings Corp.	582	41,369
Crocs, Inc.*	2,177	238,447
Garmin Ltd. (Switzerland)	1,315	271,232
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Hanesbrands, Inc.*	4,575	$ 37,240
Hasbro, Inc.	5,298	296,211
Kontoor Brands, Inc.	1,529	130,592
Levi Strauss & Co., Class A	3,911	67,660
Mattel, Inc.*	4,201	74,484
Mohawk Industries, Inc.*	632	75,290
Newell Brands, Inc.	4,159	41,424
NVR, Inc.*	52	425,303
Peloton Interactive, Inc., Class A*	109,717	954,538
PulteGroup, Inc.	225	24,503
Ralph Lauren Corp.	1,103	254,771
Tapestry, Inc.	4,708	307,574
Tempur Sealy International, Inc.	3,626	205,558
TopBuild Corp.*	125	38,917
Under Armour, Inc., Class C*	10,372	77,375
Wolverine World Wide, Inc.	11,142	247,352
Worthington Enterprises, Inc.	4,693	188,236
		3,998,076
Consumer Services — 0.9%
ADT, Inc.	529	3,655
Adtalem Global Education, Inc.*	316	28,709
Bright Horizons Family Solutions, Inc.*	126	13,967
Brinker International, Inc.*	51	6,747
Caesars Entertainment, Inc.*	5,186	173,316
Churchill Downs, Inc.	370	49,410
Expedia Group, Inc.*	183	34,098
Frontdoor, Inc.*	3,406	186,206
Hyatt Hotels Corp., Class A	506	79,432
International Game Technology PLC (United Kingdom)	3,256	57,501
Jack in the Box, Inc.	931	38,767
Life Time Group Holdings, Inc.*	13,946	308,485
Papa John's International, Inc.	1,136	46,656
Rush Street Interactive, Inc.*	33,058	453,556
Shake Shack, Inc., Class A*	517	67,107
Strategic Education, Inc.	667	62,311
Sweetgreen, Inc., Class A*	2,520	80,791
Texas Roadhouse, Inc.	1,083	195,406
Wynn Resorts Ltd.	2,868	247,107
Yum! Brands, Inc.	4,334	581,449
		2,714,676
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	255	233,649
Dollar General Corp.	3,273	248,159

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Dollar Tree, Inc.*	1,849	$ 138,564
Fresh Market Holdings, Inc. (The), Escrow Shares(a)*	45,368	—
Sysco Corp.	4,942	377,865
United Natural Foods, Inc.*	2,758	75,321
Walgreens Boots Alliance, Inc.	19,680	183,614
Walmart, Inc.	6,991	631,637
		1,888,809
Energy — 1.7%
Baker Hughes Co.	133	5,456
Borr Drilling Ltd. (Bermuda)	4,690	18,291
Canadian Natural Resources Ltd. (Canada)	3,065	94,617
Cenovus Energy, Inc. (Canada)	6,923	104,883
ChampionX Corp.	3,244	88,204
CNX Resources Corp.*	2,396	87,861
ConocoPhillips	4,328	429,208
Coterra Energy, Inc.	13,016	332,429
DHT Holdings, Inc. (Marshall Islands)	588	5,463
Dorian LPG Ltd. (Marshall Islands)	11,562	281,766
DT Midstream, Inc.	848	84,317
Halliburton Co.	8,760	238,184
Hess Corp.	1,014	134,872
Kinder Morgan, Inc.	12,587	344,884
Marathon Petroleum Corp.	497	69,332
Murphy Oil Corp.	15,362	464,854
Nabors Industries Ltd. (Bermuda)*	3,040	173,797
Northern Oil & Gas, Inc.	8,847	328,755
NPK International, Inc.*	1,056	8,100
Oceaneering International, Inc.*	2,286	59,619
ONEOK, Inc.	3,882	389,753
Peabody Energy Corp.	592	12,396
Phillips 66	792	90,233
Schlumberger NV (Curacao)	8,354	320,292
SM Energy Co.	4,159	161,203
TechnipFMC PLC (United Kingdom)	5,567	161,109
Tidewater, Inc.*	2,923	159,917
Transocean Ltd. (Switzerland)*	37,690	141,337
Valero Energy Corp.	4,099	502,496
Vermilion Energy, Inc. (Canada)	3,766	35,400
Weatherford International PLC (Ireland)	634	45,413
		5,374,441
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B*	2,436	$ 1,104,190
Cboe Global Markets, Inc.	650	127,010
CME Group, Inc.	1,728	401,294
Corpay, Inc.*	741	250,769
Euronet Worldwide, Inc.*	1,773	182,335
Fiserv, Inc.*	4,422	908,367
Franklin Resources, Inc.	4,707	95,505
Intercontinental Exchange, Inc.	3,234	481,898
Mastercard, Inc., Class A	466	245,382
Morningstar, Inc.	287	96,650
Nasdaq, Inc.	4,284	331,196
Payoneer Global, Inc.*	17,874	179,455
PayPal Holdings, Inc.*	7,332	625,786
S&P Global, Inc.	548	272,921
Sezzle, Inc.*	98	25,068
T Rowe Price Group, Inc.	2,867	324,229
Toast, Inc., Class A*	3,215	117,187
		5,769,242
Food, Beverage & Tobacco — 1.6%
Altria Group, Inc.	10,142	530,325
B&G Foods, Inc.	864	5,953
Coca-Cola Co. (The)	5,994	373,187
Conagra Brands, Inc.	1,061	29,443
Constellation Brands, Inc., Class A	1,159	256,139
Darling Ingredients, Inc.*	447	15,059
Ingredion, Inc.	3,545	487,650
J M Smucker Co. (The)	1,726	190,067
Kellanova	8,283	670,675
Keurig Dr Pepper, Inc.	18,113	581,790
Kraft Heinz Co. (The)	15,175	466,024
Molson Coors Beverage Co., Class B	2,641	151,382
Philip Morris International, Inc.	2,081	250,448
Pilgrim's Pride Corp.*	11,149	506,053
Primo Brands Corp.	5,840	179,697
Utz Brands, Inc.	2,897	45,367
Vita Coco Co., Inc. (The)*	3,137	115,787
WK Kellogg Co.	1,594	28,676
		4,883,722
Health Care Equipment & Services — 2.4%
Addus HomeCare Corp.*	37	4,638
Astrana Health, Inc.*	142	4,477
Avanos Medical, Inc.*	325	5,174
Butterfly Network, Inc.*	406	1,267
Cencora, Inc.	841	188,956

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Centene Corp.*	3,170	$ 192,039
Cigna Group (The)	858	236,928
CVS Health Corp.	2,363	106,075
DaVita, Inc.*	1,147	171,534
Elevance Health, Inc.	1,547	570,688
Envista Holdings Corp.*	4,854	93,634
GE HealthCare Technologies, Inc.	5,780	451,880
GeneDx Holdings Corp.*	1,753	134,736
Globus Medical, Inc., Class A*	2,575	212,978
HCA Healthcare, Inc.	757	227,214
Humana, Inc.	1,516	384,624
ICU Medical, Inc.*	2,433	377,529
LivaNova PLC (United Kingdom)*	2,963	137,217
McKesson Corp.	319	181,801
Medtronic PLC (Ireland)	4,251	339,570
Merit Medical Systems, Inc.*	410	39,655
Molina Healthcare, Inc.*	1,150	334,707
Omnicell, Inc.*	3,869	172,248
Pediatrix Medical Group, Inc.*	5,064	66,440
Phreesia, Inc.*	2,715	68,309
ResMed, Inc.	3,335	762,681
Select Medical Holdings Corp.	1,023	19,284
Solventum Corp.*	1,801	118,974
STERIS PLC (Ireland)	757	155,609
Stryker Corp.	285	102,614
Teleflex, Inc.	986	175,488
Tenet Healthcare Corp.*	5,275	665,863
Universal Health Services, Inc., Class B	1,917	343,948
Veeva Systems, Inc., Class A*	685	144,021
Zimmer Biomet Holdings, Inc.	2,762	291,750
		7,484,550
Household & Personal Products — 0.6%
BellRing Brands, Inc.*	595	44,827
Central Garden & Pet Co., Class A*	260	8,593
Church & Dwight Co., Inc.	459	48,062
Clorox Co. (The)	2,217	360,063
Colgate-Palmolive Co.	2,159	196,275
Coty, Inc., Class A*	4,171	29,030
Edgewell Personal Care Co.	889	29,871
Energizer Holdings, Inc.	304	10,607
Estee Lauder Cos., Inc. (The), Class A	4,746	355,855
Honest Co., Inc. (The)*	3,785	26,230
Kimberly-Clark Corp.	4,302	563,734
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Oddity Tech Ltd., Class A (Israel)*	2,798	$ 117,572
Procter & Gamble Co. (The)	479	80,304
		1,871,023
Materials — 2.1%
Alamos Gold, Inc., Class A (Canada)	136	2,508
Alpha Metallurgical Resources, Inc.*	283	56,634
AptarGroup, Inc.	36	5,656
Ashland, Inc.	354	25,297
Avery Dennison Corp.	235	43,975
Avient Corp.	717	29,297
Axalta Coating Systems Ltd. (Bermuda)*	726	24,844
Ball Corp.	2,087	115,056
Cabot Corp.	612	55,882
Carpenter Technology Corp.	482	81,800
CF Industries Holdings, Inc.	215	18,344
Commercial Metals Co.	1,135	56,296
Corteva, Inc.	163	9,284
Crown Holdings, Inc.	1,598	132,139
DuPont de Nemours, Inc.	5,171	394,289
Eagle Materials, Inc.	44	10,857
Eastman Chemical Co.	1,702	155,427
Ecolab, Inc.	716	167,773
Element Solutions, Inc.	1,242	31,584
FMC Corp.	8,468	411,629
Fortuna Mining Corp. (Canada)*	60,020	257,486
Freeport-McMoRan, Inc.	4,632	176,387
Hudbay Minerals, Inc. (Canada)	26,831	217,331
Ingevity Corp.*	1,818	74,083
Innospec, Inc.	379	41,713
International Flavors & Fragrances, Inc.	297	25,111
International Paper Co.	8,488	456,824
Kinross Gold Corp. (Canada)	41,315	382,990
Knife River Corp.*	20	2,033
Linde PLC (Ireland)	1,151	481,889
Louisiana-Pacific Corp.	1,038	107,485
LyondellBasell Industries NV, Class A (Netherlands)	4,337	322,109
Minerals Technologies, Inc.	928	70,723
New Gold, Inc. (Canada)*	168,119	416,935
NewMarket Corp.	142	75,026
Olin Corp.	1,261	42,622
PPG Industries, Inc.	2,364	282,380
Quaker Chemical Corp.	967	136,115
Royal Gold, Inc.	1,038	136,860

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
RPM International, Inc.	409	$ 50,331
Scotts Miracle-Gro Co. (The)	3,560	236,170
Sensient Technologies Corp.	506	36,058
Silgan Holdings, Inc.	3,899	202,943
Southern Copper Corp.	2,486	226,549
SunCoke Energy, Inc.	3,378	36,145
Teck Resources Ltd., Class B (Canada)	2,533	102,662
Vulcan Materials Co.	1,248	321,023
		6,746,554
Media & Entertainment — 2.8%
Alphabet, Inc., Class A	12,114	2,293,180
Bumble, Inc., Class A*	7,116	57,924
Charter Communications, Inc., Class A*	504	172,756
Cinemark Holdings, Inc.*	1,172	36,309
Comcast Corp., Class A	4,877	183,034
Electronic Arts, Inc.	1,183	173,073
EverQuote, Inc., Class A*	3,806	76,082
Fox Corp., Class A	5,734	278,558
IAC, Inc.*	3,065	132,224
Interpublic Group of Cos., Inc. (The)	7,373	206,591
John Wiley & Sons, Inc., Class A	197	8,611
Magnite, Inc.*	1,590	25,313
Match Group, Inc.*	7,100	232,241
Meta Platforms, Inc., Class A	4,091	2,395,321
Netflix, Inc.*	495	441,203
News Corp., Class A	12,533	345,159
Omnicom Group, Inc.	2,597	223,446
ROBLOX Corp., Class A*	1,485	85,922
Sirius XM Holdings, Inc.	73	1,664
Sphere Entertainment Co.*	2,477	99,873
Spotify Technology SA (Luxembourg)*	1,054	471,539
TEGNA, Inc.	3,260	59,625
Vimeo, Inc.*	27,270	174,528
Walt Disney Co. (The)	4,568	508,647
Yelp, Inc.*	3,556	137,617
		8,820,440
Pharmaceuticals, Biotechnology & Life Sciences — 1.7%
Amneal Pharmaceuticals, Inc.*	287	2,273
Amphastar Pharmaceuticals, Inc.*	76	2,822
Biogen, Inc.*	2,428	371,290
Bio-Rad Laboratories, Inc., Class A*	70	22,996
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Charles River Laboratories International, Inc.*	445	$ 82,147
Collegium Pharmaceutical, Inc.*	720	20,628
Cytek Biosciences, Inc.*	632	4,102
Elanco Animal Health, Inc.*	35,913	434,906
Exelixis, Inc.*	5,161	171,861
Fortrea Holdings, Inc.*	9,896	184,560
Gilead Sciences, Inc.	4,115	380,103
Halozyme Therapeutics, Inc.*	1,122	53,643
Harmony Biosciences Holdings, Inc.*	6,376	219,398
Illumina, Inc.*	962	128,552
Incyte Corp.*	952	65,755
Innoviva, Inc.*	858	14,886
IQVIA Holdings, Inc.*	2,366	464,943
Jazz Pharmaceuticals PLC (Ireland)*	786	96,796
Mettler-Toledo International, Inc.*	232	283,894
Pacira BioSciences, Inc.*	3,085	58,121
Pfizer, Inc.	5,069	134,481
QIAGEN NV (Netherlands)	8,270	368,263
Repligen Corp.*	509	73,265
Revvity, Inc.	4,068	454,030
Supernus Pharmaceuticals, Inc.*	3,614	130,682
Thermo Fisher Scientific, Inc.	901	468,727
Twist Bioscience Corp.*	1,515	70,402
United Therapeutics Corp.*	145	51,162
Vera Therapeutics, Inc.*	25	1,057
Viatris, Inc.	34,923	434,791
Waters Corp.*	430	159,521
		5,410,057
Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.*	1,750	211,383
Ambarella, Inc. (Cayman Islands)*	33	2,400
Analog Devices, Inc.	10	2,125
Broadcom, Inc.	3,766	873,109
Cirrus Logic, Inc.*	2,717	270,559
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	2,787	119,590
Ichor Holdings Ltd. (Cayman Islands)*	2,911	93,792
KLA Corp.	287	180,844
MKS Instruments, Inc.	1,464	152,827
NVIDIA Corp.	9,026	1,212,102
NXP Semiconductors NV (Netherlands)	3,155	655,767
Onto Innovation, Inc.*	232	38,667

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Penguin Solutions, Inc. (Cayman Islands)*	3,491	$ 66,992
Photronics, Inc.*	1,494	35,199
Qorvo, Inc.*	6,388	446,713
Rambus, Inc.*	884	46,728
Semtech Corp.*	9,767	604,089
SiTime Corp.*	726	155,749
Texas Instruments, Inc.	694	130,132
Universal Display Corp.	1,096	160,235
		5,459,002
Software & Services — 3.7%
Adobe, Inc.*	10	4,447
Alarm.com Holdings, Inc.*	113	6,870
Appfolio, Inc., Class A*	134	33,061
ASGN, Inc.*	46	3,834
AvePoint, Inc.*	140	2,311
Blackbaud, Inc.*	86	6,357
BlackLine, Inc.*	445	27,038
Blend Labs, Inc., Class A*	1,744	7,342
Cadence Design Systems, Inc.*	565	169,760
Clear Secure, Inc., Class A	4,579	121,985
Clearwater Analytics Holdings, Inc., Class A*	3,355	92,330
Crowdstrike Holdings, Inc., Class A*	545	186,477
DXC Technology Co.*	6,398	127,832
EPAM Systems, Inc.*	343	80,200
Fair Isaac Corp.*	125	248,866
Fortinet, Inc.*	8,265	780,877
Gartner, Inc.*	260	125,962
Gen Digital, Inc.	11,807	323,276
Gitlab, Inc., Class A*	1,742	98,162
Guidewire Software, Inc.*	1,173	197,744
Informatica, Inc., Class A*	5,181	134,343
Kyndryl Holdings, Inc.*	680	23,528
Microsoft Corp.	3,703	1,560,815
NCR Voyix Corp.*	9,930	137,431
Okta, Inc.*	1,248	98,343
Oracle Corp.	5,886	980,843
Palo Alto Networks, Inc.*	6,546	1,191,110
Pegasystems, Inc.	6,799	633,667
Procore Technologies, Inc.*	2,240	167,843
Progress Software Corp.	1,865	121,505
Q2 Holdings, Inc.*	5,185	521,870
Qualys, Inc.*	879	123,253
Rapid7, Inc.*	3,864	155,449
Salesforce, Inc.	423	141,422
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ServiceNow, Inc.*	1,412	$ 1,496,890
Smartsheet, Inc., Class A*	1,413	79,170
Synopsys, Inc.*	489	237,341
Teradata Corp.*	1,635	50,930
Twilio, Inc., Class A*	6,607	714,085
VeriSign, Inc.*	1,423	294,504
Yext, Inc.*	3,573	22,724
		11,531,797
Technology Hardware & Equipment — 1.7%
Amphenol Corp., Class A	848	58,894
Apple, Inc.	1,432	358,601
Badger Meter, Inc.	4	848
Bel Fuse, Inc., Class B	182	15,010
Benchmark Electronics, Inc.	427	19,386
CDW Corp.	421	73,271
CompoSecure, Inc., Class A	205	3,143
Corning, Inc.	369	17,535
Daktronics, Inc.*	79	1,332
ePlus, Inc.*	1,411	104,245
F5, Inc.*	1,131	284,413
Fabrinet (Cayman Islands)*	28	6,157
Hewlett Packard Enterprise Co.	26,275	560,971
HP, Inc.	10,972	358,016
Itron, Inc.*	4,419	479,815
Jabil, Inc.	189	27,197
Juniper Networks, Inc.	1,418	53,104
Knowles Corp.*	1,928	38,425
Motorola Solutions, Inc.	206	95,219
Napco Security Technologies, Inc.	1,712	60,879
NetApp, Inc.	4,354	505,412
PAR Technology Corp.*	2,484	180,512
Plexus Corp.*	1,043	163,209
Rogers Corp.*	1,218	123,761
ScanSource, Inc.*	2,700	128,115
Seagate Technology Holdings PLC (Ireland)	5,350	461,758
Super Micro Computer, Inc.*	3,596	109,606
TE Connectivity PLC (Ireland)	1,749	250,054
Teledyne Technologies, Inc.*	730	338,815
Western Digital Corp.*	8,262	492,663
		5,370,366
Telecommunication Services — 0.6%
AT&T, Inc.	16,865	384,016
BCE, Inc. (Canada)	2,557	59,271
IDT Corp., Class B	8	380

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Iridium Communications, Inc.	6,746	$ 195,769
Lumen Technologies, Inc.*	37,485	199,045
TELUS Corp. (Canada)	11,122	150,814
T-Mobile US, Inc.	2,632	580,962
Verizon Communications, Inc.	11,642	465,564
		2,035,821
Transportation — 1.0%
Canadian National Railway Co. (Canada)	515	52,278
Canadian Pacific Kansas City Ltd. (Canada)	259	18,744
CSX Corp.	7,930	255,901
Delta Air Lines, Inc.	5,996	362,758
FedEx Corp.	1,514	425,934
Forward Air Corp.*	3,133	101,039
FTAI Infrastructure, Inc.	85	617
Golden Ocean Group Ltd. (Bermuda)	6,944	62,218
Heartland Express, Inc.	1,093	12,263
Lyft, Inc., Class A*	3,318	42,802
Matson, Inc.	389	52,453
Schneider National, Inc., Class B	700	20,496
SkyWest, Inc.*	6,465	647,340
Uber Technologies, Inc.*	6,927	417,837
Union Pacific Corp.	1,192	271,824
United Parcel Service, Inc., Class B	1,557	196,338
Werner Enterprises, Inc.	5,137	184,521
		3,125,363
Utilities — 0.6%
American Water Works Co., Inc.	226	28,135
Atmos Energy Corp.	175	24,372
Brookfield Renewable Corp. (Canada)	601	16,624
Constellation Energy Corp.	2,098	469,343
MDU Resources Group, Inc.	4,563	82,225
National Fuel Gas Co.	4,312	261,652
NRG Energy, Inc.	4,358	393,179
Public Service Enterprise Group, Inc.	594	50,187
Southwest Gas Holdings, Inc.	2,332	164,896
Vistra Corp.	2,167	298,764
		1,789,377
TOTAL COMMON STOCKS (Cost $93,613,111)		104,875,376
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES — 47.5%
Gotham 1000 Value ETF(b)(c)	3,040,000	$ 71,742,784
Gotham Enhanced 500 ETF(b)(c)	2,398,000	76,626,651
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $121,367,410)		148,369,435

TOTAL INVESTMENTS - 81.0% (Cost $214,980,521)		253,244,811
OTHER ASSETS IN EXCESS OF LIABILITIES - 19.0%		59,291,675
NET ASSETS - 100.0%		$312,536,486

(a)	Security is fair valued by the Fund’s adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(b)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(c)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
The portfolio matures between August 27, 2025 and July 16, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 17.7% of net assets as of December 31, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,079	$83,773	$76,251	$(6,302)
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,769	398,307	405,927	18,626
Dana, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,557	46,948	52,679	7,679
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/16/29	70,335	745,150	696,317	(31,565)
General Motors Co.	USFF +0.250%	Weekly	MS	07/08/27	34,582	1,715,501	1,842,183	165,068
Gentherm, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,181	91,065	87,076	(2,513)
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	3,619	399,361	374,168	(13,157)
Modine Manufacturing Co.	USFF +0.250%	Weekly	MS	07/08/27	2	161	232	116
Phinia, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,314	414,118	400,485	(5,946)
Standard Motor Products, Inc.	USFF +0.250%	Weekly	MS	07/16/29	158	4,881	4,895	141
Visteon Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,032	199,400	180,279	(15,997)
XPEL, Inc.	USFF +0.250%	Weekly	MS	07/16/29	242	9,702	9,665	159
					151,870	4,108,367	4,130,157	116,309
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	4,674	506,724	603,367	112,038
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,840	545,389	537,519	770
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,159	225,822	215,470	(6,758)
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	2,154	305,809	281,485	(18,780)
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,660	431,305	479,492	57,735
API Group Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,065	98,002	110,248	14,223
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,351	163,160	167,885	7,985
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,332	320,159	318,974	4,218
Armstrong World Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	685	96,705	96,811	1,818
Barnes Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,719	174,594	175,760	3,960
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/11/28	15,656	651,233	604,791	(38,090)
BlueLinx Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	60	6,314	6,130	(42)
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	08/27/25	5,476	922,802	782,685	(125,560)
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,411	562,497	520,433	(32,544)
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,786	968,898	1,010,649	67,875
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,842	273,704	351,527	82,171
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	69	6,612	10,471	4,099
CSW Industrials, Inc.	USFF +0.250%	Weekly	MS	07/16/29	307	111,737	108,310	(1,627)
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,989	511,320	693,365	203,675
Deere & Co.	USFF +0.250%	Weekly	MS	01/12/29	867	334,502	367,348	42,571

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
DNOW, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,063	$115,700	$104,900	$(8,938)
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	49	3,058	3,300	583
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,190	376,799	410,844	42,977
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,921	821,560	871,942	62,147
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/16/29	13,259	1,668,636	1,643,188	2,604
Everus Construction Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	403	14,256	26,497	12,509
Federal Signal Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,672	139,211	154,476	18,200
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,001	162,053	172,618	14,752
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,209	168,752	397,676	251,852
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,921	1,278,813	1,228,151	(30,505)
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,078	1,690,076	1,601,492	(68,568)
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	16,574	2,734,921	2,764,377	80,275
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	989	62,697	58,252	(3,416)
Gorman-Rupp Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	25	952	948	54
Granite Construction, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,508	217,193	219,977	6,651
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,697	105,502	192,215	97,138
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	33,190	508,608	507,475	6,634
HEICO Corp.	USFF +0.250%	Weekly	MS	07/16/29	463	110,355	110,074	1,497
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,535	76,610	68,522	(6,842)
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,592	173,468	283,487	113,470
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	916	218,972	184,079	(31,406)
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,510	381,890	382,876	14,698
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	26,428	2,179,596	2,085,962	(53,332)
Kennametal, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,970	120,459	119,379	2,003
Kratos Defense & Security Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,342	36,211	35,402	(196)
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,173	1,920,240	1,718,618	(168,011)
Lennox International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	398	240,726	242,501	6,090
Lindsay Corp.	USFF -0.250%	Weekly	MS	07/16/29	84	10,110	9,938	30
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/27/25	1,477	683,355	717,733	63,555
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,432	519,584	539,340	35,237
MasTec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,663	385,584	498,681	120,076
MRC Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,851	48,926	49,216	1,102

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,049	$79,526	$78,350	$490
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	22,220	513,390	499,950	(4,877)
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	20,161	752,037	736,481	(4,377)
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,232	577,374	578,165	13,139
NuScale Power Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,862	56,755	87,176	33,943
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,356	425,674	403,409	(12,656)
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	143	74,986	90,952	18,495
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	3,788	356,441	381,224	30,750
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,772	419,226	614,414	203,800
Primoris Services Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,620	450,679	429,368	(13,731)
Proto Labs, Inc.	USFF +0.250%	Weekly	MS	07/16/29	55	2,158	2,150	69
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,249	291,930	394,746	107,659
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/12/29	238	34,459	36,921	3,174
REV Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,808	91,525	89,491	(429)
Rocket Lab USA, Inc.	USFF +0.250%	Weekly	MS	07/16/29	45,787	480,754	1,166,195	693,046
RTX Corp.	USFF +0.250%	Weekly	MS	07/16/29	375	44,450	43,395	(424)
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	13,487	65,149	74,583	10,709
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	987	255,352	335,067	93,609
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7	1,046	1,019	32
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,924	429,907	395,348	(22,641)
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	802	101,659	135,097	35,080
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	509	42,074	41,499	775
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	3,754	304,363	300,695	1,706
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	1,325	417,075	489,389	80,054
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,387	91,772	106,165	15,879
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,220	356,843	374,137	24,158
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	07/16/29	959	189,031	181,817	(4,312)
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/11/28	82	10,895	13,646	2,985
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	552	519,257	581,836	76,178
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,533	101,062	131,781	33,396
					373,928	31,929,010	33,641,322	2,378,336

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	3,507	$35,038	$75,751	$41,307
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	08/27/25	4,244	1,041,050	1,242,346	248,715
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,616	786,673	722,779	(51,383)
BrightView Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,552	127,353	152,736	27,673
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,409	303,296	318,561	21,973
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,217	572,836	587,746	25,227
Conduent, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,001	8,446	8,084	(187)
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	375	19,223	19,166	309
Dun & Bradstreet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,663	73,622	95,481	23,990
FTI Consulting, Inc.	USFF +0.250%	Weekly	MS	07/16/29	243	48,538	46,445	(1,287)
HNI Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,754	90,032	88,349	359
ICF International, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,074	142,460	128,032	(11,961)
Innodata, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,166	165,723	164,640	1,428
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,704	448,761	494,928	54,577
Korn Ferry	USFF +0.250%	Weekly	MS	07/16/29	1,972	136,165	133,011	214
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,850	482,733	554,631	83,929
Matthews International Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	507	14,776	14,034	(449)
Maximus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,150	252,255	235,148	(13,692)
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,621	82,064	91,681	10,923
Parsons Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,153	319,337	290,864	(24,251)
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,051	77,101	72,769	(2,922)
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,619	313,642	325,710	18,849
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	6,575	79,784	77,717	1,451
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6	201	239	111
TransUnion	USFF +0.250%	Weekly	MS	07/16/29	1,721	176,332	159,554	(15,213)
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/12/29	590	105,220	100,943	(2,755)
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,416	89,373	88,552	627
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,821	412,943	491,019	86,297
Waste Management, Inc.	USFF +0.250%	Weekly	MS	07/16/29	728	153,714	146,903	(4,351)
					97,305	6,558,691	6,927,819	519,508
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,362	183,860	203,578	27,915
Academy Sports & Outdoors, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,179	243,830	297,948	61,114

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	19,568	$3,070,133	$4,293,024	$1,312,180
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	260	807,505	832,520	37,858
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/27/25	619	41,001	53,110	20,647
Camping World Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,848	82,446	81,116	9
CarMax, Inc.	USFF +0.250%	Weekly	MS	07/16/29	969	69,793	79,225	13,121
Carvana Co.	USFF +0.250%	Weekly	MS	07/11/28	3,356	585,263	682,476	106,462
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	18,850	510,769	631,287	135,131
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	337	147,270	145,496	669
eBay, Inc.	USFF +0.250%	Weekly	MS	08/27/25	13,928	662,834	862,840	231,445
Etsy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,710	293,179	302,002	13,488
Five Below, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,375	575,314	564,160	(2,063)
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	17,436	379,323	412,013	43,846
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	563	193,020	219,001	31,369
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,675	48,162	37,557	(10,415)
LKQ Corp.	USFF +0.250%	Weekly	MS	07/16/29	11,241	424,583	413,107	(1,990)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,761	1,716,674	1,668,615	(17,561)
Nordstrom, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,131	200,140	220,514	26,418
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	2,010	55,849	45,707	(9,221)
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	07/16/29	33,344	137,472	127,041	(8,226)
Pool Corp.	USFF +0.250%	Weekly	MS	01/07/27	525	177,927	178,994	4,526
RealReal, Inc. (The)	USFF +0.250%	Weekly	MS	07/16/29	27,571	261,563	301,351	43,945
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,512	211,751	228,720	24,092
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,110	77,339	74,300	(1,780)
Shoe Carnival, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,761	63,534	58,254	(4,395)
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	11,254	1,378,609	1,359,596	3,908
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/16/29	316	103,696	137,438	46,931
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	593	64,615	109,812	47,120
					213,164	12,767,454	14,620,802	2,176,543
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF +0.250%	Weekly	MS	07/16/29	946	58,382	67,242	10,337
Crocs, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,031	310,604	331,985	26,309
Ethan Allen Interiors, Inc.	USFF +0.250%	Weekly	MS	07/16/29	118	3,303	3,317	109
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	1,441	156,439	297,221	150,563
Hanesbrands, Inc.	USFF +0.250%	Weekly	MS	07/16/29	18,021	153,085	146,691	(3,958)
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	12,224	687,144	683,444	20,226
Helen of Troy Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/16/29	1,026	63,015	61,386	(595)
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,075	444,943	433,456	(3,727)
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,882	27,612	27,667	532

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Levi Strauss & Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,953	$70,917	$68,387	$(1,363)
Mattel, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,637	63,237	64,484	2,236
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	756	83,523	90,062	7,896
Newell Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,016	27,181	39,999	13,789
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	10,072	779,786	762,148	(6,824)
NVR, Inc.	USFF +0.250%	Weekly	MS	01/12/29	22	189,363	179,936	(6,406)
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	93,436	482,269	812,893	338,449
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	184	18,719	20,038	2,050
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,252	238,084	289,187	59,116
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,027	258,125	328,414	77,081
Tempur Sealy International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,493	235,270	254,708	23,978
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,669	568,005	519,626	(39,402)
Under Armour, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	16,249	120,321	121,218	2,832
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	28,296	642,412	628,171	(3,608)
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,040	202,626	162,044	(35,119)
					221,866	5,884,365	6,393,724	634,501
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,347	94,327	106,048	17,494
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	07/16/29	750	62,144	68,138	7,186
Aramark	USFF +0.250%	Weekly	MS	07/11/28	2	62	75	57
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	307	1,552,336	1,525,305	(1,590)
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,137	126,353	126,036	(602)
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	427	18,082	56,488	38,733
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,603	410,023	354,352	(49,402)
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	07/16/29	60,766	1,563,242	1,514,289	(24,323)
Cava Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,405	168,535	158,484	(8,240)
Churchill Downs, Inc.	USFF +0.250%	Weekly	MS	07/16/29	868	121,186	115,913	(3,630)
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,053	372,197	382,535	16,046
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,024	145,968	219,992	76,363
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	780	104,381	122,444	23,389
International Game Technology PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	3,089	62,698	54,552	(6,406)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Jack in the Box, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,002	$43,726	$41,723	$(940)
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	23,132	540,584	511,680	(20,358)
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/27/25	4,002	1,139,430	1,160,140	62,935
Monarch Casino & Resort, Inc.	USFF +0.250%	Weekly	MS	07/16/29	369	29,480	29,114	140
Papa John's International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,166	261,309	253,238	(3,101)
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	32,437	322,154	445,036	128,246
Shake Shack, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,344	161,137	174,451	15,891
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	664	68,252	62,031	(4,192)
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,288	52,216	73,353	22,002
Texas Roadhouse, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,462	462,741	444,219	(10,594)
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	4,160	377,976	358,426	(12,671)
Xponential Fitness, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	325	4,247	4,371	234
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,512	598,333	605,330	23,204
					184,421	8,863,119	8,967,763	285,871
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,048	432,631	415,249	(10,535)
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,315	1,253,738	1,204,895	(18,901)
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,017	389,102	304,569	(76,087)
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,774	909,196	957,284	63,011
Sprouts Farmers Market, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,074	394,774	390,613	2,091
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,264	394,058	402,485	17,592
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	12,749	1,728,005	1,723,410	34,201
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,352	262,697	282,713	24,191
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	2	85	135	94
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	01/12/29	20,452	228,631	190,817	(30,214)
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,008	557,607	813,873	271,373
Weis Markets, Inc.	USFF +0.250%	Weekly	MS	07/16/29	128	8,822	8,668	28
					80,183	6,559,346	6,694,711	276,844
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	4,194	148,746	172,038	29,419
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	29,365	163,802	114,524	(45,130)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Cactus, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,418	$81,275	$82,754	$2,801
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	37,275	1,173,843	1,150,679	4,143
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	42,375	662,445	641,981	(9,583)
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/12/29	16,650	487,415	452,714	(26,195)
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	37,272	5,771,460	5,398,476	(244,573)
CNX Resources Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,244	303,708	302,307	3,095
ConocoPhillips	USFF +0.250%	Weekly	MS	07/08/27	8,851	898,729	877,754	1,599
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,393	492,025	468,645	(16,529)
Core Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/16/29	990	18,497	17,137	(1,027)
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	18,347	454,606	468,582	26,960
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/16/29	18,262	170,495	169,654	1,806
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	10,446	382,096	254,569	(87,991)
DT Midstream, Inc.	USFF +0.250%	Weekly	MS	07/16/29	719	55,223	71,490	19,517
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	30,641	3,931,781	3,755,974	(110,745)
Halliburton Co.	USFF +0.250%	Weekly	MS	07/16/29	17,839	527,172	485,042	(33,856)
Hess Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,945	392,837	391,714	4,918
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,688	127,062	129,264	4,243
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,207	258,040	389,272	152,529
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	08/27/25	539	77,889	75,191	(916)
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	08/27/25	13,761	465,427	416,408	(37,670)
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	3,120	232,863	178,370	(52,328)
Northern Oil & Gas, Inc.	USFF +0.250%	Weekly	MS	07/16/29	25,953	1,043,077	964,413	(52,031)
NPK International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,653	20,599	20,349	116
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,338	160,642	165,295	7,223
ONEOK, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,215	634,415	623,986	(653)
Ovintiv, Inc.	USFF +0.250%	Weekly	MS	07/16/29	56,349	2,405,560	2,282,134	(75,294)
Peabody Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	27,953	685,413	585,336	(92,503)
Phillips 66	USFF +0.250%	Weekly	MS	07/16/29	1,287	159,561	146,628	(9,450)
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	07/16/29	13,451	526,531	515,711	(640)
SM Energy Co.	USFF +0.250%	Weekly	MS	07/16/29	4,230	163,782	163,955	3,407
Targa Resources Corp.	USFF +0.250%	Weekly	MS	07/16/29	370	66,217	66,045	778
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	7,796	171,149	225,616	58,963
Tidewater, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,943	149,348	161,012	14,406

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/16/29	90,013	$374,704	$337,549	$(33,871)
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,920	533,015	480,553	(41,713)
Vermilion Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	10,162	95,652	95,523	2,110
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	1,539	112,976	110,239	(791)
					586,713	24,580,077	23,408,883	(635,456)
Financial Services
Affirm Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,872	109,973	174,905	66,705
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/27/25	2,916	783,653	1,321,764	550,480
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	185	127,065	189,645	65,565
Block, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,232	106,112	104,708	307
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,014	523,453	588,936	80,750
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,900	582,739	673,467	123,221
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,902	1,682,281	1,658,935	3,156
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,300	226,505	236,532	13,698
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,364	684,531	1,101,873	432,263
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,737	220,026	197,564	8,774
Global Payments, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,071	215,454	232,076	20,335
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,051	479,070	454,630	(13,234)
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	583	270,889	306,990	41,797
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	283	80,733	95,303	16,416
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,563	334,517	352,766	24,903
Open Lending Corp.	USFF +0.250%	Weekly	MS	07/16/29	206	1,196	1,230	96
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,872	77,619	159,355	83,651
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	12,321	784,828	1,051,597	279,157
S&P Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	550	269,308	273,917	9,503
Sezzle, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,223	347,073	312,843	(28,728)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,462	262,668	278,428	50,627
Toast, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,557	138,488	129,653	(8,252)
					82,164	8,308,181	9,897,117	1,821,190
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/27/25	9,465	407,729	494,925	197,468
B&G Foods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,737	86,980	67,088	(9,952)
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	07/16/29	815	31,601	30,954	(107)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/27/25	6,244	369,597	388,751	66,482
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	19,881	550,342	551,698	17,736

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,120	$269,437	$247,520	$(16,787)
Darling Ingredients, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,154	496,789	476,848	(12,084)
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,444	538,967	538,474	8,517
Ingredion, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,386	708,190	740,898	47,963
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	2,940	341,446	323,753	(13,592)
Kellanova	USFF +0.250%	Weekly	MS	01/12/29	7,485	447,292	606,060	177,601
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	17,127	583,537	550,119	(19,472)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	13,895	466,408	426,715	(28,501)
McCormick & Co., Inc., Non Voting Shares	USFF +0.250%	Weekly	MS	07/11/28	2	124	152	77
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/10/28	2,614	145,849	149,834	11,077
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	17,980	1,157,738	1,073,945	(61,913)
National Beverage Corp.	USFF +0.250%	Weekly	MS	07/16/29	160	6,941	6,827	39
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,527	1,207,136	1,144,556	(40,979)
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,727	310,494	328,194	30,143
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	07/16/29	15,807	767,121	717,480	(37,533)
Primo Brands Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,198	87,329	159,942	75,883
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	25,789	1,598,784	1,481,320	(83,537)
Utz Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,362	37,832	36,989	71
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	9,856	240,367	363,785	128,594
WK Kellogg Co.	USFF +0.250%	Weekly	MS	07/16/29	6,552	116,828	117,870	3,522
					213,267	10,974,858	11,024,697	440,716
Health Care Equipment & Services
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,115	137,552	139,765	4,379
Align Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,350	282,285	281,489	3,686
Astrana Health, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,420	52,600	44,773	(6,957)
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,818	117,228	92,623	(22,719)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,461	229,010	217,563	(7,802)
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,920	353,890	350,134	1,853
Butterfly Network, Inc.	USFF +0.250%	Weekly	MS	07/16/29	21,289	70,699	66,422	(3,123)
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,427	776,146	769,978	9,515
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	10,930	717,275	662,139	(45,877)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/12/29	3,400	$1,035,784	$938,876	$(75,934)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	20,785	994,990	933,039	(46,259)
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,415	295,109	510,713	221,509
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,011	947,327	741,858	(184,940)
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	7,882	130,543	152,044	23,725
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	11,315	857,169	884,607	40,373
GeneDx Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,453	59,004	111,678	53,644
Globus Medical, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	7,073	587,785	585,008	6,511
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	977	258,922	293,247	41,709
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	21,004	1,588,112	1,514,178	(53,567)
Humana, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,070	668,055	525,180	(132,605)
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,360	704,434	676,541	(16,886)
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/16/29	6,023	299,515	278,925	(15,837)
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	368	195,491	209,727	18,090
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	4,100	319,036	327,508	18,964
Merit Medical Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	406	36,337	39,268	3,695
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,799	545,267	523,599	(13,509)
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,482	99,772	155,019	56,859
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,899	101,523	103,635	3,751
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,470	54,936	62,145	8,116
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,198	616,196	731,351	129,369
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,198	81,502	79,132	(1,045)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,409	150,042	159,139	11,500
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	787	171,143	161,776	(5,815)
Stryker Corp.	USFF +0.250%	Weekly	MS	07/16/29	420	153,401	151,221	629
Teleflex, Inc.	USFF +0.250%	Weekly	MS	07/16/29	835	196,012	148,613	(43,997)
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/12/29	6,205	776,999	783,257	18,522
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	597	303,407	301,998	759
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	1,619	287,750	290,481	6,438
US Physical Therapy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	61	5,490	5,411	160

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,855	$1,512,388	$1,441,264	$(47,294)
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,549	381,082	374,881	802
					199,755	17,151,208	16,820,205	(39,608)
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,071	105,020	156,029	52,704
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,183	66,160	72,148	7,072
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/16/29	384	39,770	40,209	1,213
Clorox Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	1,869	303,915	303,544	4,051
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	11,914	1,078,898	1,083,102	33,484
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	18,649	142,917	129,797	(11,868)
Edgewell Personal Care Co.	USFF +0.250%	Weekly	MS	07/16/29	2,681	95,385	90,082	(3,419)
Energizer Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,002	185,640	174,520	(7,716)
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	07/16/29	5,360	348,822	401,893	61,924
Honest Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/16/29	29,816	215,095	206,625	(5,044)
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,479	568,160	586,928	61,557
Oddity Tech Ltd., Class A (Israel)	USFF +0.250%	Weekly	MS	01/12/29	2,814	95,320	118,244	24,466
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	1,565	261,215	262,372	7,734
					88,787	3,506,317	3,625,493	226,158
Materials
AdvanSix, Inc.	USFF +0.250%	Weekly	MS	07/16/29	114	3,206	3,248	135
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	16,634	1,357,695	1,300,945	(30,464)
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	07/11/28	119	1,363	2,194	906
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,352	971,507	870,922	(85,262)
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	950	137,443	149,245	14,774
Ashland, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,455	623,684	532,734	(77,608)
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,581	336,501	295,853	(32,303)
Avient Corp.	USFF +0.250%	Weekly	MS	07/16/29	10,503	486,697	429,153	(45,876)
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	4,333	146,949	148,275	3,680
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	10,481	591,201	577,818	2,418
Berry Global Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,611	114,782	104,183	(9,158)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Cabot Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,990	$480,535	$455,637	$(14,848)
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,194	144,177	202,634	62,253
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,760	418,130	406,123	(5,387)
Commercial Metals Co.	USFF +0.250%	Weekly	MS	07/16/29	10,725	554,189	531,960	(12,323)
Corteva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,165	246,634	237,238	(5,236)
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,242	1,065,419	1,012,291	(34,432)
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,099	1,143,705	1,075,049	(39,938)
Eagle Materials, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,691	444,905	417,271	(20,446)
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	2,246	214,510	205,105	(2,447)
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	848	192,577	198,703	10,065
Element Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,446	147,980	138,492	(6,943)
FMC Corp.	USFF +0.250%	Weekly	MS	07/06/26	23,545	1,358,759	1,144,522	(178,072)
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	124,030	506,960	532,089	33,145
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,168	424,856	349,117	(69,554)
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	26,169	204,205	211,969	11,026
Ingevity Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,773	170,427	153,750	(13,954)
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	778	82,462	85,627	5,479
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/11/28	247	18,509	20,884	3,105
International Paper Co.	USFF +0.250%	Weekly	MS	01/10/28	13,149	617,362	707,679	107,983
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	81,070	788,155	751,519	(22,583)
Knife River Corp.	USFF +0.250%	Weekly	MS	07/11/28	51	3,183	5,184	2,094
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	08/27/25	1,771	715,566	741,465	50,235
Louisiana-Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,112	99,711	115,148	17,632
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	4,656	435,404	345,801	(68,152)
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	08/27/25	2	926	1,033	285
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	863	55,174	65,769	11,908
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	226,306	603,314	561,239	(32,543)
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/07/27	128	60,803	67,629	9,783
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,303	48,336	48,498	965
Nucor Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,833	215,844	213,929	688

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Olin Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,341	$234,712	$214,326	$(16,700)
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,485	433,012	416,283	(8,533)
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	972	175,559	136,819	(34,710)
Reliance, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7	1,887	1,885	271
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,718	379,564	358,368	(15,183)
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,848	346,477	350,475	9,172
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	3,086	182,904	204,725	33,585
Sensient Technologies Corp.	USFF +0.250%	Weekly	MS	07/16/29	845	64,652	60,215	(3,341)
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,258	220,170	221,629	5,950
SilverCrest Metals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	1,242	11,456	11,302	70
Southern Copper Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,658	375,954	333,354	(36,138)
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,107	85,512	76,045	(7,934)
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	07/16/29	10,700	464,422	433,671	(23,025)
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	07/16/29	2,746	742,371	706,354	(23,935)
					690,506	19,952,397	18,943,375	(579,421)
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/27/25	12,995	1,899,677	2,459,953	639,376
Angi, Inc.	USFF +0.250%	Weekly	MS	07/16/29	344	559	571	64
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	73,711	601,903	600,008	5,867
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,432	441,947	490,847	55,893
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,839	39,148	87,952	50,037
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	31,393	1,206,495	1,178,179	6,413
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,554	313,198	373,650	68,072
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	7,187	146,125	143,668	(294)
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,445	260,108	313,098	58,003
Getty Images Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	138	302	298	44
IAC, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,389	212,414	189,341	(19,689)
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	08/27/25	6,084	172,139	170,474	16,470
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,298	58,698	56,736	(618)
Magnite, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,635	75,149	73,789	(169)
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,728	241,335	220,073	(17,633)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	3,970	1,690,664	2,324,475	667,350

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	836	$556,224	$745,144	$206,563
News Corp., Class A	USFF +0.250%	Weekly	MS	08/27/25	11,695	303,567	322,080	24,610
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,329	584,048	544,547	(22,898)
ROBLOX Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,947	105,322	112,653	8,943
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,326	259,630	258,233	1,298
Sphere Entertainment Co.	USFF +0.250%	Weekly	MS	01/12/29	2,235	77,454	90,115	13,978
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	3,641	1,603,031	1,628,911	51,136
TEGNA, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,864	108,313	107,253	1,214
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	07/16/29	146	17,235	17,159	238
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22,968	89,511	146,995	58,934
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	9,090	859,197	1,012,172	171,917
Yelp, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,291	112,238	127,362	17,165
					245,510	12,035,631	13,795,736	2,062,284
Pharmaceuticals, Biotechnology & Life Sciences
ACADIA Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,763	164,243	179,151	17,693
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	42,567	749,868	730,024	(8,007)
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	21,585	180,242	170,953	(6,411)
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,738	159,956	138,792	(18,605)
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,246	1,245,246	1,108,058	(131,282)
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,128	690,221	699,069	19,747
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	6,008	243,151	339,812	107,556
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,735	534,105	504,881	(20,998)
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,803	86,130	108,956	25,029
Cytek Biosciences, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,084	26,585	26,505	381
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	74,527	1,001,455	902,522	(84,909)
Exelixis, Inc.	USFF +0.250%	Weekly	MS	07/16/29	19,591	677,452	652,380	(14,373)
Fortrea Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	25,720	522,027	479,678	(34,096)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,562	810,493	975,612	196,066

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,490	$163,065	$166,857	$5,986
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,742	202,279	231,992	32,933
Illumina, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,242	704,328	700,488	7,281
Incyte Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,078	55,527	74,457	19,846
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,601	66,703	62,477	(3,134)
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,422	519,403	475,947	(35,244)
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	850	95,774	104,678	10,527
Johnson & Johnson	USFF +0.250%	Weekly	MS	08/27/25	17,239	2,556,678	2,493,104	46,024
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	154	16,814	16,501	(6)
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	35,169	3,575,668	3,498,612	16,336
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	254	310,756	310,815	4,989
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,136	51,290	59,082	8,524
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,456	317,508	330,458	19,177
Phibro Animal Health Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	295	6,379	6,195	(41)
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	8,085	359,105	360,025	6,611
Repligen Corp.	USFF +0.250%	Weekly	MS	01/12/29	492	59,600	70,818	12,957
Revvity, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,956	581,815	553,139	(20,888)
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,849	128,120	139,180	13,139
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	815	448,238	423,987	(16,580)
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,590	42,576	73,887	33,487
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	07/16/29	809	292,785	285,448	(2,690)
Vera Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	25	443	1,057	664
Veracyte, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2	80	79	43
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,123	846,315	854,932	21,971
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/16/29	43,608	549,506	542,920	5,449
Waters Corp.	USFF +0.250%	Weekly	MS	01/12/29	351	102,961	130,214	28,916
Zoetis, Inc.	USFF +0.250%	Weekly	MS	07/16/29	986	162,004	160,649	1,366
					393,876	19,306,894	19,144,391	265,434

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14,155	$1,860,303	$1,709,782	$(124,819)
Ambarella, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	5,789	418,010	421,092	9,699
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,054	683,240	648,853	(20,857)
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	08/27/25	14,333	2,371,586	2,330,976	15,091
Axcelis Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,564	560,714	528,497	(23,355)
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/27/25	12,420	2,076,083	2,879,453	876,415
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,020	868,198	798,632	(56,095)
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	3,255	80,219	218,769	139,854
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	2,986	117,010	128,129	13,644
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	3,142	103,336	101,235	(461)
KLA Corp.	USFF +0.250%	Weekly	MS	07/11/28	282	156,729	177,694	25,716
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	31,090	2,293,473	2,245,631	(9,750)
Marvell Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	16,854	1,821,617	1,861,524	61,990
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,560	678,877	662,966	(5,150)
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	22,207	2,210,542	1,868,941	(303,240)
MKS Instruments, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,660	177,531	173,287	(1,257)
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,828	1,052,411	1,081,628	48,672
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	22,534	2,423,080	3,026,091	640,034
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	3,529	648,007	733,503	113,011
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	16,298	1,103,502	1,027,589	(62,197)
Onto Innovation, Inc.	USFF +0.250%	Weekly	MS	07/16/29	201	32,768	33,501	840
Penguin Solutions, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	3,394	64,842	65,131	1,257
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,758	166,935	229,898	65,573
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,819	557,872	476,853	(83,297)
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/10/28	26,327	3,942,986	4,044,354	201,400
Rambus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	912	35,090	48,208	14,032
Semtech Corp.	USFF +0.250%	Weekly	MS	01/12/29	16,495	970,844	1,020,216	64,684
SiTime Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,094	235,877	234,696	1,856
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,028	1,155,404	1,155,323	20,527

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,415	$271,982	$265,327	$(10,911)
Universal Display Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,729	438,732	398,980	(31,938)
					284,732	29,577,800	30,596,759	1,580,968
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	2,906	916,286	1,022,302	125,599
ACI Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,848	803,951	770,760	(20,504)
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,033	1,849,899	1,793,394	(48,642)
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,619	362,743	402,435	45,441
Appfolio, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	211	44,527	52,058	8,862
Appian Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,716	95,124	89,574	(4,013)
ASGN, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,515	220,268	209,600	(7,204)
AvePoint, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,264	126,642	119,929	(4,679)
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	07/11/28	393	27,667	29,051	1,862
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	29,962	115,018	113,256	90
BlackLine, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,843	666,823	780,341	124,049
Blend Labs, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	37,153	157,582	156,414	1,160
C3.ai, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,043	239,092	208,060	(28,404)
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,810	753,726	844,293	102,419
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,940	66,949	104,962	40,389
Clearwater Analytics Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	32,220	957,396	886,694	(55,601)
Commvault Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	248	37,699	37,426	363
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,103	292,052	377,402	91,027
DocuSign, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,614	619,631	594,863	(14,979)
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/12/29	15,971	316,029	319,101	7,989
Elastic NV (Netherlands)	USFF +0.250%	Weekly	MS	07/16/29	2,747	286,793	272,173	(10,067)
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,151	276,981	269,127	(3,455)
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	07/16/29	344	771,950	684,880	(74,886)
Fortinet, Inc.	USFF +0.250%	Weekly	MS	08/27/25	12,268	839,846	1,159,081	332,487
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/16/29	670	330,466	324,595	(630)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	27,142	638,136	743,148	124,785
Gitlab, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,263	129,589	127,520	12
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	291	58,001	57,435	389

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,743	$210,589	$293,835	$86,601
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,966	147,174	154,698	9,968
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	640	16,160	22,144	6,281
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/27/25	3,077	996,534	1,296,955	344,154
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/08/27	14,148	196,132	195,808	2,804
Okta, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,572	380,431	360,274	(14,131)
Oracle Corp.	USFF +0.250%	Weekly	MS	08/27/25	5,964	743,241	993,841	293,632
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,319	1,097,624	1,149,805	69,410
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,049	373,160	563,767	196,938
Procore Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,270	174,841	170,091	(1,957)
Progress Software Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,650	108,343	107,498	901
PTC, Inc.	USFF +0.250%	Weekly	MS	07/16/29	297	54,538	54,609	972
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,306	332,855	534,049	206,472
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,358	173,261	190,419	19,926
Rapid7, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,477	158,359	180,110	25,324
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,537	1,389,879	1,318,859	(48,493)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,215	598,568	740,541	154,435
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	08/27/25	1,298	941,623	1,376,036	449,256
Smartsheet, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,331	58,263	74,576	17,272
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,295	647,852	628,541	(9,078)
Teradata Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,563	75,341	79,837	5,735
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,880	452,328	743,590	298,420
Tyler Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3	1,729	1,730	71
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,176	207,530	243,385	42,419
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,743	63,479	61,965	(472)
					330,165	21,600,700	24,086,837	2,890,719
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/11/28	9,301	591,729	645,954	66,064
Apple, Inc.	USFF +0.250%	Weekly	MS	08/27/25	9,995	1,784,133	2,502,948	806,815
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,614	529,944	620,515	100,485
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	07/08/27	28	5,529	5,939	630
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	1,111	57,843	91,624	35,844
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,867	286,194	311,762	32,549
CDW Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,185	218,069	206,237	(7,850)
CompoSecure, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,497	84,886	84,269	759
Corning, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,909	140,543	138,236	(54)
Daktronics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,769	31,175	29,825	(816)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	17,976	$2,137,031	$2,071,554	$(32,047)
Digi International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	281	8,557	8,495	115
ePlus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,804	159,679	133,280	(23,846)
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,094	356,097	526,578	178,379
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	24	3,953	5,277	1,429
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	08/27/25	84,002	1,705,858	1,793,443	141,339
HP, Inc.	USFF +0.250%	Weekly	MS	08/27/25	17,487	425,752	570,601	219,375
IPG Photonics Corp.	USFF +0.250%	Weekly	MS	07/16/29	200	14,479	14,544	335
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,615	444,710	501,097	63,214
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	217	25,823	31,226	10,597
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,486	88,153	93,101	7,890
Knowles Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,132	57,351	62,421	6,046
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,188	561,904	549,129	(4,380)
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,492	36,582	53,056	17,904
NetApp, Inc.	USFF +0.250%	Weekly	MS	08/27/25	3,839	360,438	445,631	109,091
PAR Technology Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,147	312,633	301,362	(6,310)
PC Connection, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13	894	901	63
Plexus Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,878	282,280	293,869	16,072
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,179	125,666	119,798	(4,010)
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,255	105,279	107,000	3,419
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	6,674	531,030	576,033	69,238
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,341	244,431	254,234	6,753
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	1,461	210,535	208,879	2,574
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	614	256,256	284,976	33,109
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	19,369	1,194,350	1,154,973	(20,548)
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	4,400	1,737,884	1,699,368	(11,139)
					235,444	15,117,650	16,498,135	1,819,088
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	20,063	351,818	456,835	126,945
BCE, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	20,438	594,030	473,753	(97,199)
IDT Corp., Class B	USFF +0.250%	Weekly	MS	07/16/29	230	11,276	10,930	(120)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,916	184,782	200,702	20,922

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	33,137	$55,585	$175,957	$119,763
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	23,014	341,067	312,070	(20,428)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,368	558,506	743,419	203,183
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,274	439,059	450,847	50,298
					118,440	2,536,123	2,824,513	403,364
Transportation
Canadian National Railway Co. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	477	51,676	48,420	(3,998)
Canadian Pacific Kansas City Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	2,348	175,335	169,925	(2,976)
CSX Corp.	USFF +0.250%	Weekly	MS	08/27/25	19,850	629,923	640,560	33,586
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,912	451,470	720,676	280,306
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,265	804,631	918,542	143,289
Forward Air Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,325	216,207	203,981	(9,592)
FTAI Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/12/29	180	1,083	1,307	431
Golden Ocean Group Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/16/29	7,218	85,413	64,673	(16,686)
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,111	24,951	23,685	(787)
Hub Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	390	17,078	17,378	612
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,179	1,275,673	1,225,168	(31,210)
Lyft, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	4,560	76,919	58,824	(17,234)
Matson, Inc.	USFF +0.250%	Weekly	MS	07/16/29	763	115,505	102,883	(10,717)
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	07/16/29	208	36,877	36,691	226
Schneider National, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	5,661	171,435	165,754	(2,813)
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,503	625,472	751,275	135,684
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,900	368,932	355,888	(11,402)
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,129	497,895	485,497	(719)
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	2,484	325,369	313,232	(7,567)
Werner Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,925	182,017	176,906	(1,677)
					95,388	6,133,861	6,481,265	476,756

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities
ALLETE, Inc.	USFF +0.250%	Weekly	MS	07/11/28	625	$33,975	$40,500	$10,498
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,453	197,650	180,884	(8,149)
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,358	168,635	189,129	25,561
Brookfield Renewable Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	21,151	627,815	585,037	(32,861)
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	08/27/25	11,654	2,281,792	2,607,116	369,636
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	59,445	3,304,542	3,201,708	(17,709)
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,885	39,429	70,008	36,641
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	6,094	365,667	369,784	14,621
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,261	360,397	474,647	132,350
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	660	37,791	55,763	20,192
Southern Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	18,463	1,575,738	1,519,874	(26,325)
Southwest Gas Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,809	199,605	198,624	4,548
Spire, Inc.	USFF +0.250%	Weekly	MS	07/16/29	776	51,889	52,636	1,606
Talen Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	12,985	2,689,734	2,616,088	(31,298)
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,158	259,504	297,523	42,564
					148,777	12,194,163	12,459,321	541,875

Total Reference Entity — Long						279,646,212	290,983,025	17,661,979
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	07/16/29	(14,114)	$(844,367)	$(853,615)	$(25,255)
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(21,375)	(797,419)	(647,021)	135,283
Garrett Motion, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,915)	(35,888)	(35,352)	(104)
Gentex Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,452)	(107,711)	(99,176)	7,509
Goodyear Tire & Rubber Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(26,016)	(234,089)	(234,144)	(4,462)
Harley-Davidson, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,390)	(175,752)	(162,401)	9,412
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,701)	(233,263)	(224,399)	3,617
QuantumScape Corp.	USFF -0.780%	Weekly	MS	07/11/28	(21,404)	(143,258)	(111,087)	29,491
Rivian Automotive, Inc., Class A	USFF -0.630%	Weekly	MS	07/16/29	(17,041)	(186,660)	(226,645)	(47,860)
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(835)	(371,082)	(337,206)	31,874
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,366)	(352,993)	(322,160)	24,586
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,252)	(191,768)	(155,381)	32,785
					(122,861)	(3,674,250)	(3,408,587)	196,876

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,917)	$(280,562)	$(343,273)	$(74,151)
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,865)	(654,735)	(604,527)	37,805
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,730)	(1,017,704)	(777,988)	221,447
AGCO Corp.	USFF -0.250%	Weekly	MS	07/16/29	(18,517)	(1,771,962)	(1,730,969)	4,657
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,867)	(180,946)	(149,304)	26,301
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(8,959)	(414,100)	(210,357)	195,915
American Woodmark Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,511)	(314,909)	(279,230)	29,736
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,043)	(267,883)	(294,380)	(33,069)
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(281)	(1,719)	(1,697)	32
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,431)	(80,359)	(81,682)	(3,432)
Atkore, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(368)	(58,825)	(30,710)	26,582
Atmus Filtration Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,310)	(707,953)	(834,926)	(144,472)
ATS Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(1,646)	(49,798)	(50,170)	(1,276)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(668)	(408,112)	(397,006)	3,689
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,104)	(595,186)	(620,044)	(37,214)
Bloom Energy Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(6,578)	(79,399)	(146,097)	(72,399)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(5,111)	(977,776)	(904,647)	54,301
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(1,850)	(267,126)	(219,891)	43,331
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,326)	(811,028)	(704,653)	93,427
Byrna Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(965)	(28,183)	(27,802)	(112)
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,440)	(219,361)	(208,012)	6,472
Carrier Global Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,501)	(112,898)	(102,458)	9,563
ChargePoint Holdings, Inc.	USFF -14.732%	Weekly	MS	01/10/28	(15,975)	(153,845)	(17,093)	144,939
Columbus McKinnon Corp.	USFF -0.250%	Weekly	MS	07/16/29	(216)	(8,066)	(8,044)	(89)
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(11,077)	(769,704)	(979,871)	(224,756)
Core & Main, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(12,317)	(637,915)	(627,058)	(1,227)
Distribution Solutions Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(358)	(13,730)	(12,315)	1,197
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,221)	(618,978)	(560,647)	47,408
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(5,541)	(527,579)	(512,155)	4,551
EnPro Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,146)	(200,178)	(197,628)	(1,938)
Eos Energy Enterprises, Inc.	USFF -10.930%	Weekly	MS	07/16/29	(20,498)	(84,729)	(99,620)	(16,459)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,120)	$(265,961)	$(282,405)	$(22,554)
Fluor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(29,050)	(1,572,337)	(1,432,746)	110,742
Fortive Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,864)	(139,843)	(139,800)	(2,519)
Fortune Brands Innovations, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,924)	(152,162)	(131,467)	20,187
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(745)	(79,119)	(72,600)	4,958
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,231)	(413,897)	(500,676)	(103,126)
GMS, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,975)	(629,767)	(591,689)	25,645
Graco, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,099)	(99,739)	(92,635)	5,785
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,934)	(94,212)	(59,529)	31,566
Hillman Solutions Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,745)	(75,109)	(65,696)	8,080
Honeywell International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,821)	(418,926)	(411,346)	702
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,556)	(1,916,226)	(1,616,827)	250,182
Hyster-Yale, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(715)	(38,602)	(36,415)	1,368
IDEX Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,080)	(479,172)	(435,323)	36,578
Intuitive Machines, Inc.	USFF -2.830%	Weekly	MS	07/16/29	(13,066)	(219,710)	(237,279)	(21,702)
ITT, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,807)	(270,476)	(258,184)	6,569
Janus International Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,307)	(63,605)	(61,056)	1,382
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,876)	(503,135)	(619,740)	(126,723)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,318)	(159,824)	(136,136)	20,693
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,078)	(160,595)	(87,276)	75,660
Miller Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,148)	(74,516)	(75,033)	(2,311)
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(1,795)	(372,590)	(353,328)	11,450
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,655)	(589,560)	(543,754)	34,561
National Presto Industries, Inc.	USFF +0.250%	Weekly	MS	08/27/25	(105)	(9,865)	(10,334)	(614)
Nordson Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,851)	(613,191)	(596,543)	4,977
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,178)	(260,664)	(207,062)	46,060
Owens Corning	USFF -0.250%	Weekly	MS	07/16/29	(569)	(106,935)	(96,912)	10,903
Plug Power, Inc.	USFF -1.952%	Weekly	MS	01/10/28	(152,756)	(636,169)	(325,370)	298,691
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,436)	(36,042)	(34,809)	591
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(724)	(244,862)	(216,577)	24,857
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,127)	(2,616,454)	(2,608,405)	(46,580)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(4,713)	(235,543)	(258,225)	(30,930)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,190)	(1,502,419)	(1,358,148)	114,796

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
SiteOne Landscape Supply, Inc.	USFF +0.250%	Weekly	MS	07/06/26	(877)	$(127,211)	$(115,562)	$9,931
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(35,794)	(1,147,804)	(1,219,860)	(94,910)
Stantec, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,245)	(188,249)	(176,120)	8,027
Sunrun, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(33,661)	(350,140)	(311,364)	32,163
Symbotic, Inc.	USFF -2.630%	Weekly	MS	07/16/29	(9,087)	(276,103)	(215,453)	55,749
Terex Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,102)	(566,765)	(466,914)	89,078
Timken Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(12,900)	(981,347)	(920,673)	40,215
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,483)	(171,039)	(156,812)	11,018
Trex Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,777)	(712,967)	(674,906)	25,021
Triumph Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,306)	(81,161)	(80,350)	(689)
Wabash National Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,235)	(119,156)	(106,806)	9,841
Watts Water Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(450)	(98,301)	(91,485)	5,112
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,391)	(161,470)	(187,320)	(32,260)
Xylem, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,123)	(145,129)	(130,290)	13,825
					(617,326)	(32,493,317)	(30,541,494)	1,302,804
Commercial & Professional Services
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(51,084)	(385,457)	(353,501)	22,628
Brady Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(1,545)	(114,589)	(114,098)	(1,645)
Brink's Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(1,065)	(101,981)	(98,800)	1,300
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,133)	(197,670)	(225,693)	(32,661)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,205)	(181,401)	(180,435)	(2,589)
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,759)	(80,428)	(83,405)	(4,462)
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(84,435)	(561,646)	(428,930)	122,083
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,328)	(615,169)	(403,623)	194,487
Copart, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,041)	(825,069)	(748,423)	66,532
CRA International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(561)	(108,134)	(105,019)	875
Dayforce, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,442)	(506,403)	(540,587)	(44,983)
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,293)	(157,384)	(101,569)	52,726
GEO Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(4,936)	(80,369)	(138,109)	(61,240)
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,578)	(58,084)	(70,284)	(15,163)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,774)	(182,416)	(220,437)	(41,704)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,150)	$(501,972)	$(476,687)	$12,056
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,962)	(129,695)	(142,405)	(15,551)
Liquidity Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(401)	(12,893)	(12,948)	(257)
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,117)	(243,698)	(228,543)	9,266
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,572)	(227,338)	(140,461)	82,599
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,595)	(85,041)	(67,730)	16,247
Paychex, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,300)	(741,877)	(743,166)	(15,349)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(431)	(92,512)	(88,342)	2,956
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,680)	(63,778)	(86,908)	(24,984)
Robert Half, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,126)	(615,852)	(643,018)	(45,835)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	01/12/29	(759)	(101,952)	(84,841)	14,665
SS&C Technologies Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,967)	(224,786)	(224,839)	(4,122)
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,116)	(199,320)	(192,069)	3,505
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,097)	(97,953)	(99,065)	(2,931)
Vestis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,258)	(81,577)	(64,892)	14,730
VSE Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,626)	(242,795)	(249,733)	(12,332)
Waste Connections, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(2,986)	(543,290)	(512,338)	21,469
WNS Holdings Ltd. (Jersey)	USFF -0.250%	Weekly	MS	07/16/29	(3,481)	(185,165)	(164,965)	16,817
					(279,803)	(8,547,694)	(8,035,863)	329,133
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(47)	(2,207)	(2,223)	(15)
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(24,316)	(274,488)	(228,570)	40,732
AutoNation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,966)	(343,078)	(333,905)	2,694
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,314)	(1,329,191)	(1,414,051)	(111,534)
Buckle, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(3,144)	(144,501)	(159,747)	(28,953)
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,868)	(533,425)	(532,492)	(9,555)
Caleres, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,831)	(70,503)	(65,566)	3,467
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,568)	(1,648,407)	(1,731,861)	(120,210)
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,704)	(298,479)	(269,589)	23,715
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,917)	(197,884)	(194,034)	132
Genuine Parts Co.	USFF -0.250%	Weekly	MS	07/16/29	(14,234)	(1,677,104)	(1,661,962)	(27,324)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF -3.530%	Weekly	MS	01/12/29	(6,203)	$(233,151)	$(114,880)	$113,882
Group 1 Automotive, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(542)	(222,368)	(228,442)	(10,227)
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(302)	(103,447)	(107,944)	(6,998)
Murphy USA, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(292)	(151,397)	(146,511)	2,006
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,044)	(128,927)	(115,078)	11,795
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,496)	(355,164)	(383,616)	(37,979)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,560)	(429,680)	(390,246)	21,860
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(552)	(5,571)	(5,658)	(150)
Signet Jewelers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(457)	(39,028)	(36,884)	1,439
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,404)	(82,668)	(88,943)	(9,555)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	07/16/29	(2,923)	(178,032)	(155,094)	21,859
Urban Outfitters, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,688)	(126,719)	(147,517)	(25,760)
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,273)	(327,082)	(263,137)	59,594
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	08/27/25	(2,652)	(82,113)	(109,846)	(35,700)
					(119,297)	(8,984,614)	(8,887,796)	(120,785)
Consumer Durables & Apparel
Amer Sports, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/16/29	(99)	(2,803)	(2,768)	24
Brunswick Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,373)	(613,106)	(476,886)	118,312
Canada Goose Holdings, Inc. (Canada)	USFF -2.580%	Weekly	MS	07/16/29	(1,393)	(13,970)	(13,972)	(224)
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(23,567)	(1,133,388)	(496,321)	615,566
Carter's, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,690)	(93,581)	(91,581)	273
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(29,206)	(148,055)	(180,785)	(35,501)
Funko, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(875)	(11,262)	(11,716)	(626)
G-III Apparel Group Ltd.	USFF -0.250%	Weekly	MS	07/16/29	(957)	(32,178)	(31,217)	391
Hovnanian Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(136)	(18,358)	(18,200)	(147)
La-Z-Boy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,370)	(238,953)	(233,971)	(119)
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,055)	(1,142,246)	(1,168,263)	(48,133)
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(725)	(58,381)	(57,116)	187

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Polaris, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,665)	$(401,071)	$(268,797)	$117,242
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/16/29	(3,538)	(331,003)	(344,460)	(20,320)
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(26,485)	(1,671,244)	(1,780,851)	(148,503)
Skyline Champion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,175)	(183,898)	(191,618)	(12,400)
Sonos, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,751)	(25,693)	(26,335)	(1,087)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,738)	(208,238)	(167,583)	35,095
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(36,937)	(418,307)	(290,325)	120,073
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,250)	(483,477)	(486,540)	(28,095)
YETI Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,807)	(76,413)	(69,588)	7,152
					(160,792)	(7,305,625)	(6,408,893)	719,160
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(560)	(92,449)	(73,590)	17,146
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,591)	(150,751)	(92,686)	51,610
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,318)	(675,858)	(622,175)	46,879
Choice Hotels International, Inc.	USFF -1.330%	Weekly	MS	01/12/29	(2,091)	(261,486)	(296,880)	(41,883)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(36,686)	(479,049)	(311,831)	158,270
Darden Restaurants, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,450)	(459,571)	(457,391)	(6,513)
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,567)	(145,442)	(74,931)	67,789
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(45,872)	(555,956)	(619,731)	(74,300)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,293)	(353,808)	(340,433)	6,326
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,473)	(1,374,844)	(1,352,707)	(4,035)
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(24,599)	(357,517)	(244,268)	102,441
Kura Sushi USA, Inc., Class A	USFF -1.530%	Weekly	MS	01/12/29	(1,334)	(81,100)	(120,834)	(41,233)
Lucky Strike Entertainment Corp.	USFF -14.380%	Weekly	MS	01/12/29	(5,994)	(82,797)	(60,000)	20,578
Marriott International, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(828)	(235,859)	(230,962)	1,746
MGM Resorts International	USFF -0.250%	Weekly	MS	07/16/29	(40,489)	(1,558,541)	(1,402,944)	126,504
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(60,169)	(526,621)	(438,632)	77,834
Penn Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,898)	(108,189)	(116,898)	(10,859)
Portillo's, Inc., Class A	USFF -0.530%	Weekly	MS	01/10/28	(22,700)	(405,073)	(213,380)	184,316

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(4,809)	$(348,476)	$(313,451)	$25,298
Sabre Corp.	USFF -0.250%	Weekly	MS	07/16/29	(17,450)	(65,349)	(63,693)	457
Service Corp. International	USFF -0.250%	Weekly	MS	07/16/29	(1,161)	(97,392)	(92,671)	3,128
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(7,567)	(350,824)	(364,654)	(20,681)
Vail Resorts, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,739)	(316,539)	(325,976)	(18,863)
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(7,519)	(151,640)	(122,560)	22,907
					(334,157)	(9,235,131)	(8,353,278)	694,862
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(1,508)	(29,522)	(29,617)	(613)
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,859)	(712,109)	(702,202)	(4,812)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(3,495)	(169,101)	(172,373)	(6,444)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(34,929)	(726,233)	(545,242)	167,230
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(169)	(10,894)	(10,890)	(161)
Kroger Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(948)	(58,135)	(57,970)	(630)
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/16/29	(9,248)	(767,508)	(781,918)	(29,936)
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,956)	(158,507)	(180,285)	(27,552)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(4,252)	(134,810)	(77,897)	46,861
					(64,364)	(2,766,819)	(2,558,394)	143,943
Energy
Antero Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,641)	(353,165)	(372,967)	(26,473)
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(83,586)	(2,168,441)	(1,930,001)	180,116
Archrock, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,831)	(444,484)	(443,814)	(7,789)
Atlas Energy Solutions, Inc.	USFF -0.630%	Weekly	MS	01/12/29	(19,904)	(432,206)	(441,471)	(27,718)
Baytex Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(6,265)	(25,217)	(16,164)	8,414
California Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(7,678)	(418,771)	(398,411)	8,640
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(13,810)	(810,165)	(709,696)	85,026
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(378)	(72,744)	(81,221)	(10,042)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,396)	(1,381,886)	(1,098,580)	233,453
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,230)	(977,067)	(652,730)	263,275

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Clean Energy Fuels Corp.	USFF -0.274%	Weekly	MS	07/11/28	(28,578)	$(111,706)	$(71,731)	$38,173
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,605)	(253,366)	(393,643)	(155,315)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	08/27/25	(7,734)	(107,380)	(112,994)	(9,192)
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,042)	(250,496)	(222,777)	19,450
Denison Mines Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(85,189)	(161,326)	(153,340)	4,962
Devon Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(42,106)	(1,471,762)	(1,378,129)	57,109
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,363)	(2,327,004)	(2,189,260)	90,028
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(15,523)	(621,870)	(658,641)	(69,647)
Energy Fuels, Inc. (Canada)	USFF -2.030%	Weekly	MS	07/16/29	(10,838)	(58,908)	(55,599)	2,232
EQT Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,058)	(173,354)	(187,114)	(20,962)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(56,324)	(919,990)	(702,360)	200,185
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,096)	(1,074,707)	(978,457)	70,277
Granite Ridge Resources, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(125)	(746)	(808)	(33)
Gulfport Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,823)	(413,866)	(519,997)	(113,955)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,183)	(273,188)	(407,348)	(190,744)
Kodiak Gas Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,184)	(496,776)	(660,793)	(182,795)
Kosmos Energy Ltd.	USFF -0.253%	Weekly	MS	07/11/28	(220,859)	(886,826)	(755,338)	114,674
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,833)	(53,657)	(56,348)	(3,669)
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(19,790)	(1,057,727)	(1,113,385)	(80,770)
New Fortress Energy, Inc.	USFF -2.430%	Weekly	MS	07/08/27	(39,599)	(721,712)	(598,737)	74,754
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(19,241)	(131,440)	(126,991)	1,993
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(44,251)	(270,853)	(341,175)	(76,076)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/16/29	(22,149)	(762,006)	(695,479)	41,361
NOV, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,802)	(96,639)	(70,109)	23,424
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	07/16/29	(59,177)	(3,002,110)	(2,923,936)	7,876
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(36,645)	(981,375)	(600,612)	362,152
Patterson-UTI Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,429)	(28,754)	(20,064)	7,292
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(31,273)	(1,276,703)	(1,155,537)	80,820

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
ProFrac Holding Corp., Class A	USFF -4.230%	Weekly	MS	07/08/27	(24,118)	$(263,675)	$(187,156)	$71,550
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(25,406)	(249,176)	(237,038)	7,444
Range Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,107)	(40,128)	(39,830)	(1,329)
REX American Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(462)	(18,925)	(19,261)	(653)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,389)	(163,536)	(190,510)	(31,603)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(13,591)	(141,094)	(138,900)	(3,276)
Solaris Energy Infrastructure, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,147)	(112,908)	(119,351)	(8,673)
Suncor Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(2,085)	(85,694)	(74,393)	10,020
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(28,195)	(385,797)	(273,773)	104,919
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(5,605)	(420,614)	(247,965)	164,697
Veren, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(30,967)	(194,051)	(159,170)	28,651
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,747)	(363,160)	(270,457)	85,602
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(9,552)	(501,543)	(516,954)	(36,475)
World Kinect Corp.	USFF -0.250%	Weekly	MS	01/07/27	(6,233)	(172,318)	(171,470)	(7,879)
					(1,194,142)	(28,183,012)	(25,941,985)	1,383,501
Exchange Traded Funds
SPDR S&P 500 ETF Trust	USFF -0.250%	Weekly	MS	07/16/29	(9,738)	(5,882,939)	(5,707,247)	46,049
Financial Services
Cantaloupe, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,404)	(13,398)	(13,352)	(166)
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,596)	(409,187)	(371,219)	36,496
Flywire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,615)	(182,034)	(218,881)	(41,803)
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,993)	(1,062,223)	(1,050,573)	(8,874)
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(161,545)	(805,079)	(612,256)	177,563
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(535)	(330,088)	(321,005)	2,534
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(23,239)	(465,839)	(524,504)	(70,994)
Shift4 Payments, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,318)	(243,300)	(240,562)	(1,844)
Visa, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(77)	(24,346)	(24,335)	(106)
WEX, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(420)	(88,631)	(73,634)	15,190
					(210,742)	(3,624,125)	(3,450,321)	107,996
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	07/16/29	(31,539)	(1,643,226)	(1,593,350)	18,496

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(8,998)	$(859,547)	$(699,684)	$142,163
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,245)	(267,000)	(436,895)	(188,520)
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,981)	(319,520)	(315,580)	(2,910)
Coca-Cola Consolidated, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(80)	(104,475)	(100,799)	1,732
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,111)	(467,286)	(436,153)	19,187
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(952)	(81,249)	(82,929)	(3,181)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21,693)	(2,022,600)	(1,449,743)	511,984
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,885)	(334,088)	(330,217)	(2,437)
SunOpta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(982)	(7,617)	(7,561)	(46)
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(22,184)	(797,561)	(779,324)	3,120
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,213)	(209,783)	(231,041)	(32,505)
					(130,863)	(7,113,952)	(6,463,276)	467,083
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,295)	(919,887)	(487,497)	414,947
agilon health, Inc.	USFF -0.262%	Weekly	MS	01/10/28	(122,026)	(542,573)	(231,849)	300,454
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(50,502)	(562,086)	(463,608)	86,488
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	07/16/29	(7,647)	(1,732,231)	(1,734,875)	(35,528)
Brookdale Senior Living, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(35,624)	(192,056)	(179,189)	9,260
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(484)	(12,943)	(12,899)	(159)
Certara, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(26,721)	(299,062)	(284,579)	8,831
CorVel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(569)	(59,305)	(63,307)	(5,362)
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(34,806)	(2,532,160)	(2,706,863)	(226,978)
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(5,136)	(266,411)	(274,211)	(14,091)
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,385)	(315,558)	(250,592)	59,011
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(19,251)	(886,026)	(844,734)	24,176
Evolent Health, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(16,238)	(181,159)	(182,678)	(4,919)
GoodRx Holdings, Inc., Class A	USFF -0.580%	Weekly	MS	01/12/29	(45,584)	(342,145)	(211,966)	123,777
Haemonetics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,815)	(584,512)	(532,115)	41,139
Inari Medical, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,459)	(428,658)	(482,882)	(64,408)
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,533)	(1,189,371)	(1,263,313)	(98,588)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(45,140)	$(1,192,421)	$(1,023,775)	$145,797
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,617)	(1,440,557)	(1,408,185)	1,750
Labcorp Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,129)	(504,361)	(488,222)	5,024
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,256)	(958,565)	(738,582)	203,099
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(42,044)	(672,793)	(510,414)	149,633
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(13,088)	(504,918)	(390,022)	103,198
OPKO Health, Inc.	USFF -3.364%	Weekly	MS	07/16/29	(1,467)	(2,147)	(2,156)	(7)
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,969)	(294,956)	(208,081)	83,444
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,299)	(218,989)	(225,247)	(15,452)
Privia Health Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,360)	(210,582)	(202,538)	4,005
Progyny, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,888)	(198,769)	(205,068)	(10,035)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(832)	(131,777)	(125,516)	4,782
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(6,107)	(511,994)	(272,067)	230,237
RxSight, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,253)	(160,268)	(146,218)	11,046
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(17,052)	(586,846)	(328,933)	247,056
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(3,339)	(171,918)	(81,104)	87,589
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(33,548)	(1,021,058)	(710,211)	291,481
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,569)	(209,876)	(114,252)	91,677
TransMedics Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,262)	(436,860)	(328,086)	100,513
					(655,294)	(20,475,798)	(17,715,834)	2,352,887
Household & Personal Products
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,544)	(583,683)	(570,499)	1,615
Interparfums, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,749)	(527,169)	(493,031)	13,483
Kenvue, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(29,893)	(715,462)	(638,216)	69,236
Oil-Dri Corp. of America	USFF -0.250%	Weekly	MS	07/16/29	(22)	(1,943)	(1,928)	21
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,805)	(444,936)	(405,974)	28,649
WD-40 Co.	USFF -0.250%	Weekly	MS	07/16/29	(833)	(230,474)	(202,152)	24,599
					(43,846)	(2,503,667)	(2,311,800)	137,603
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,971)	(611,155)	(571,669)	23,204
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,625)	(544,612)	(312,040)	215,937
Algoma Steel Group, Inc. (Canada)	USFF -1.330%	Weekly	MS	01/10/28	(21,125)	(184,736)	(206,603)	(31,106)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/16/29	(11,135)	$(117,247)	$(104,780)	$14,134
Arcadium Lithium PLC (Jersey)	USFF -0.250%	Weekly	MS	01/12/29	(530,461)	(2,173,060)	(2,721,265)	(589,469)
Arch Resources, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,673)	(251,656)	(236,261)	10,305
ATI, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,181)	(987,765)	(945,642)	23,389
Celanese Corp.	USFF -0.250%	Weekly	MS	07/16/29	(27,973)	(2,097,398)	(1,936,011)	119,254
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(28,184)	(494,948)	(513,512)	(28,724)
Chemours Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(4,551)	(87,327)	(76,912)	7,487
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(28,336)	(1,335,060)	(1,137,124)	158,533
Equinox Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	08/27/25	(155,324)	(1,117,521)	(779,726)	316,595
ERO Copper Corp. (Canada)	USFF -1.480%	Weekly	MS	07/16/29	(3,084)	(45,486)	(41,572)	3,092
First Majestic Silver Corp. (Canada)	USFF -0.780%	Weekly	MS	07/16/29	(53,729)	(317,544)	(294,972)	16,349
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(10,734)	(1,340,308)	(1,262,211)	49,422
Gatos Silver, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,137)	(30,365)	(29,875)	(45)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/16/29	(25,522)	(737,790)	(693,178)	28,426
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(5,521)	(355,547)	(337,444)	6,635
Hawkins, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,022)	(135,273)	(125,369)	7,376
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(20,067)	(450,770)	(361,808)	71,151
Ivanhoe Electric, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17)	(129)	(128)	41
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3)	(212)	(211)	40
Koppers Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,238)	(44,840)	(40,111)	3,872
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(424)	(4,232)	(4,134)	60
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(21,787)	(264,584)	(296,303)	(36,706)
Methanex Corp. (Canada)	USFF -0.580%	Weekly	MS	07/08/27	(8,997)	(431,190)	(449,310)	(35,997)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(58,245)	(1,508,577)	(1,431,662)	40,319
MP Materials Corp.	USFF -0.630%	Weekly	MS	01/10/28	(19,522)	(374,887)	(304,543)	63,261
Novagold Resources, Inc. (Canada)	USFF -0.265%	Weekly	MS	07/16/29	(2,688)	(8,895)	(8,951)	(182)
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(30,349)	(1,459,068)	(1,358,118)	57,245
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(47,542)	(654,966)	(515,355)	127,204
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,142)	(177,220)	(150,708)	20,322
Seabridge Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(913)	(10,560)	(10,417)	(15)
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(63,788)	(600,587)	(443,964)	142,507
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,071)	(548,336)	(464,379)	76,185
Stepan Co.	USFF -0.250%	Weekly	MS	07/16/29	(1,049)	(80,266)	(67,870)	10,652

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Taseko Mines Ltd. (Canada)	USFF -0.730%	Weekly	MS	01/12/29	(66,492)	$(160,510)	$(128,994)	$28,563
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,076)	(238,478)	(223,179)	10,347
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(41,846)	(581,940)	(421,389)	132,293
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(65,766)	(2,527,768)	(2,235,386)	241,262
Valhi, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(114)	(3,027)	(2,666)	341
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,716)	(684,029)	(526,996)	143,699
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(504)	(16,256)	(16,037)	(48)
					(1,415,644)	(23,796,125)	(21,788,785)	1,447,210
Media & Entertainment
Cargurus, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,332)	(186,334)	(267,911)	(87,220)
Cars.com, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,031)	(77,785)	(69,857)	6,536
Clear Channel Outdoor Holdings, Inc.	USFF -0.268%	Weekly	MS	07/16/29	(2,056)	(2,912)	(2,817)	83
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(63,635)	(1,621,523)	(1,457,242)	133,502
Emerald Holding, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(118)	(566)	(569)	29
Endeavor Group Holdings, Inc., Class A	USFF -15.180%	Weekly	MS	01/12/29	(12,015)	(325,023)	(375,949)	(59,615)
Gannett Co., Inc.	USFF -0.265%	Weekly	MS	07/16/29	(4,943)	(25,614)	(25,012)	159
Grindr, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,622)	(61,367)	(64,616)	(4,373)
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(17,771)	(200,613)	(185,529)	11,203
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(19,229)	(199,868)	(145,179)	50,933
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,939)	(878,646)	(898,601)	(42,265)
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(182)	(6,448)	(6,479)	(111)
Paramount Global, Class B	USFF -0.250%	Weekly	MS	07/11/28	(57,096)	(627,832)	(597,224)	14,070
Take-Two Interactive Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,994)	(300,563)	(367,056)	(75,489)
TripAdvisor, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,871)	(296,553)	(278,725)	12,235
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(160,370)	(1,461,141)	(1,695,111)	(275,029)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Ziff Davis, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(64)	$(4,802)	$(3,478)	$1,276
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(62,445)	(655,304)	(656,297)	(13,459)
					(442,713)	(6,932,894)	(7,097,652)	(327,535)
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.216%	Weekly	MS	07/11/28	(48,596)	(190,305)	(142,386)	44,344
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,273)	(1,427,661)	(1,380,075)	17,924
Agios Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,355)	(86,580)	(77,385)	7,593
Alnylam Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(696)	(191,996)	(163,776)	30,779
Amicus Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(29,782)	(295,107)	(280,546)	8,995
ANI Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,997)	(170,360)	(165,674)	1,491
Apellis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,037)	(56,585)	(33,091)	22,462
Apogee Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(60)	(2,756)	(2,718)	29
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,935)	(512,188)	(337,178)	168,091
ARS Pharmaceuticals, Inc.	USFF -0.730%	Weekly	MS	07/16/29	(207)	(2,361)	(2,184)	174
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(19,840)	(271,105)	(208,518)	57,476
Avidity Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(121)	(3,762)	(3,519)	214
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(25,444)	(236,122)	(205,079)	26,821
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/16/29	(3,971)	(145,622)	(148,317)	(5,420)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,691)	(672,537)	(626,013)	32,686
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(42,949)	(2,620,163)	(2,517,670)	50,417
Capricor Therapeutics, Inc.	USFF -2.380%	Weekly	MS	07/16/29	(203)	(2,784)	(2,801)	(28)
Cargo Therapeutics, Inc.	USFF -0.580%	Weekly	MS	07/16/29	(4)	(58)	(58)	45
CG oncology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,609)	(45,736)	(46,146)	(1,237)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,052)	$(103,699)	$(103,400)	$(3,065)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,101)	(112,489)	(107,424)	2,969
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(222)	(4,596)	(4,524)	27
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	07/16/29	(1,319)	(1,079,176)	(1,018,268)	60,095
Enliven Therapeutics, Inc.	USFF -0.830%	Weekly	MS	07/16/29	(156)	(3,475)	(3,510)	(59)
Evolus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,074)	(86,806)	(78,097)	7,102
ImmunityBio, Inc.	USFF -12.795%	Weekly	MS	07/16/29	(41)	(109)	(105)	37
Immunome, Inc.	USFF -0.580%	Weekly	MS	07/16/29	(79)	(871)	(839)	58
Immunovant, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,144)	(146,323)	(127,417)	16,167
Insmed, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,946)	(641,624)	(617,632)	11,838
Kymera Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(55)	(2,231)	(2,213)	18
Liquidia Corp.	USFF -0.250%	Weekly	MS	01/12/29	(23,441)	(257,377)	(275,666)	(23,139)
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(47,964)	(381,639)	(261,404)	113,224
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(152)	(19,616)	(20,044)	(758)
Neumora Therapeutics, Inc.	USFF -0.630%	Weekly	MS	07/16/29	(13,144)	(142,984)	(139,326)	982
Neurocrine Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(242)	(33,522)	(33,033)	(106)
Novavax, Inc.	USFF -0.630%	Weekly	MS	07/16/29	(305)	(2,582)	(2,452)	123
Nuvalent, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(151)	(12,580)	(11,820)	564
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,756)	(170,319)	(185,796)	(18,672)
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/16/29	(23,950)	(657,421)	(615,755)	24,168
Phathom Pharmaceuticals, Inc.	USFF -0.830%	Weekly	MS	07/16/29	(482)	(7,766)	(3,914)	3,747
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(13,448)	(236,953)	(177,110)	55,382
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,847)	(280,211)	(300,412)	(26,107)
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,634)	(1,204,342)	(1,171,398)	8,628
Soleno Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(119)	(5,358)	(5,349)	(50)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(12,403)	(249,359)	(169,673)	75,040
Standard BioTools, Inc.	USFF -0.282%	Weekly	MS	01/12/29	(48,479)	(99,408)	(84,838)	12,707

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Summit Therapeutics, Inc.	USFF -0.830%	Weekly	MS	07/16/29	(652)	$(11,906)	$(11,635)	$89
TG Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(380)	(12,086)	(11,438)	467
Tilray Brands, Inc.	USFF -1.755%	Weekly	MS	07/11/28	(252,862)	(390,831)	(336,306)	47,139
Tyra Biosciences, Inc.	USFF -0.930%	Weekly	MS	07/16/29	(41)	(598)	(570)	59
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,163)	(557,622)	(504,503)	43,337
WaVe Life Sciences Ltd. (Singapore)	USFF -0.250%	Weekly	MS	07/16/29	(129)	(1,587)	(1,596)	4
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,061)	(1,424,135)	(1,330,221)	65,439
					(727,764)	(15,275,389)	(14,060,822)	940,310
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(9,587)	(148,326)	(144,764)	786
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(65,812)	(1,556,342)	(1,438,650)	88,151
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(4,753)	(182,144)	(176,004)	2,721
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(23)	(592)	(591)	34
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,014)	(255,966)	(240,674)	10,422
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,379)	(1,027,775)	(886,753)	121,520
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,301)	(439,306)	(226,713)	204,286
First Solar, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,474)	(1,519,030)	(1,317,218)	174,804
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,212)	(100,730)	(97,328)	1,530
indie Semiconductor, Inc., Class A	USFF -0.698%	Weekly	MS	01/12/29	(30,511)	(168,035)	(123,570)	41,314
Intel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(49,503)	(1,167,119)	(992,535)	151,217
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,563)	(751,398)	(726,170)	6,989
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(37,731)	(2,024,841)	(2,137,461)	(158,330)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(494)	(52,101)	(64,176)	(15,754)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(20,279)	(445,903)	(401,119)	35,723
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,155)	(351,309)	(256,364)	84,794
SkyWater Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(557)	(7,963)	(7,687)	168
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,395)	(1,326,281)	(1,308,938)	(7,825)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,588)	(129,350)	(128,989)	(2,119)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,347)	$(120,479)	$(89,700)	$29,197
Wolfspeed, Inc.	USFF -0.580%	Weekly	MS	07/11/28	(44,583)	(671,044)	(296,923)	361,409
					(337,261)	(12,446,034)	(11,062,327)	1,131,037
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,768)	(205,807)	(271,731)	(70,792)
Adeia, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,836)	(49,481)	(53,627)	(5,120)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(881)	(119,834)	(116,037)	1,564
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,914)	(288,456)	(278,724)	4,464
Applied Digital Corp.	USFF -0.580%	Weekly	MS	07/16/29	(37,105)	(274,774)	(283,482)	(13,889)
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(18,670)	(321,197)	(378,441)	(69,397)
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,505)	(1,359,682)	(1,374,213)	(40,334)
Autodesk, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,142)	(639,056)	(633,111)	(6,160)
Bitfarms Ltd. (Canada)	USFF -2.633%	Weekly	MS	07/16/29	(196,949)	(407,426)	(293,454)	106,304
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(8,933)	(350,240)	(374,114)	(33,823)
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(85,892)	(965,469)	(1,007,513)	(61,727)
Cipher Mining, Inc.	USFF -0.268%	Weekly	MS	07/16/29	(57,482)	(208,768)	(266,716)	(61,874)
Cleanspark, Inc.	USFF -0.630%	Weekly	MS	01/12/29	(33,386)	(407,202)	(307,485)	92,019
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(4,137)	(90,675)	(115,671)	(29,885)
Core Scientific, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,909)	(141,290)	(111,121)	35,015
Couchbase, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,743)	(128,704)	(120,713)	5,587
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,921)	(180,657)	(167,658)	9,607
Dolby Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(7,860)	(602,168)	(613,866)	(25,321)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,333)	(220,456)	(102,447)	113,862
Dropbox, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(45,624)	(1,326,269)	(1,370,545)	(69,443)
Dynatrace, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,271)	(366,837)	(340,829)	19,129
Enfusion, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(7,352)	(65,006)	(75,726)	(12,050)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(38,069)	(444,581)	(359,371)	75,487
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,924)	(1,038,792)	(687,791)	331,297
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	07/16/29	(1,633)	(350,733)	(350,148)	(6,232)
InterDigital, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(50)	(9,752)	(9,686)	(77)
International Business Machines Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,901)	(450,281)	(417,897)	33,691
Intuit, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(871)	(595,824)	(547,424)	40,373
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,577)	(68,128)	(64,307)	2,569

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
JFrog Ltd. (Israel)	USFF -0.250%	Weekly	MS	07/16/29	(9,491)	$(260,758)	$(279,130)	$(23,365)
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(14,198)	(514,420)	(585,526)	(80,841)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(22,917)	(690,190)	(349,026)	327,946
LiveRamp Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,565)	(130,952)	(138,639)	(10,477)
Manhattan Associates, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(806)	(243,815)	(217,813)	23,926
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(17,652)	(149,623)	(135,567)	10,254
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(947)	(41,495)	(26,819)	12,959
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,479)	(197,382)	(173,087)	20,674
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(20,759)	(471,579)	(460,850)	1,808
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(47,899)	(470,121)	(404,747)	56,413
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(10,095)	(371,828)	(310,017)	54,521
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(454)	(88,438)	(83,531)	3,368
Terawulf, Inc.	USFF -0.530%	Weekly	MS	01/12/29	(55,384)	(292,680)	(313,473)	(26,314)
Unity Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,964)	(62,957)	(44,131)	17,672
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(54,919)	(1,084,729)	(987,993)	76,160
Zscaler, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(942)	(183,525)	(169,946)	10,410
					(902,109)	(16,932,037)	(15,774,143)	839,958
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,973)	(1,014,923)	(1,037,548)	(44,298)
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,337)	(140,927)	(150,560)	(13,333)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,304)	(184,255)	(150,080)	30,847
Celestica, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(1,898)	(120,003)	(175,185)	(61,919)
Ciena Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,247)	(289,544)	(360,188)	(93,301)
Cognex Corp.	USFF -0.250%	Weekly	MS	07/11/28	(9,247)	(415,454)	(331,597)	75,952
CommScope Holding Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,708)	(77,318)	(71,419)	4,473
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,521)	(76,363)	(62,934)	12,021
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(11,908)	(721,125)	(693,284)	11,287
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(24,051)	(341,437)	(402,614)	(68,022)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(13,981)	(180,631)	(184,969)	(7,729)
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,422)	(739,549)	(710,306)	14,266
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(718)	(124,261)	(109,689)	12,432
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,458)	(493,571)	(578,973)	(94,741)
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(20,432)	(1,250,273)	(1,255,138)	(28,588)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Ribbon Communications, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(616)	$(2,540)	$(2,563)	$(28)
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,696)	(566,207)	(550,747)	4,603
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,257)	(124,205)	(154,861)	(33,649)
Viasat, Inc.	USFF -0.250%	Weekly	MS	08/27/25	(23,418)	(453,951)	(199,287)	246,077
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(66,905)	(1,404,534)	(1,133,371)	227,947
Xerox Holdings Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,938)	(26,367)	(24,767)	473
					(237,035)	(8,747,438)	(8,340,080)	194,770
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,279)	(261,248)	(252,713)	(4,128)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(52,266)	(1,794,161)	(1,813,630)	(53,530)
Globalstar, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(41,047)	(70,684)	(84,967)	(17,434)
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(476)	(22,410)	(14,627)	8,209
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/27/25	(9,306)	(228,285)	(117,349)	65,359
United States Cellular Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,090)	(167,045)	(193,805)	(29,892)
					(109,464)	(2,543,833)	(2,477,091)	(31,416)
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	08/27/25	(11,388)	(289,782)	(250,308)	33,676
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,421)	(1,091,805)	(1,387,010)	(322,436)
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(2,700)	(206,566)	(254,124)	(56,253)
ArcBest Corp.	USFF -0.250%	Weekly	MS	07/16/29	(7,034)	(790,100)	(656,413)	118,165
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,229)	(579,722)	(540,260)	27,909
Frontier Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(29,799)	(145,467)	(211,871)	(69,126)
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,171)	(986,129)	(703,439)	267,325
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(35,743)	(208,009)	(280,940)	(77,409)
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(36,967)	(987,643)	(881,293)	87,619
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(589)	(264,713)	(268,425)	(8,983)
TFI International, Inc. (Canada)	USFF -0.530%	Weekly	MS	01/12/29	(2,420)	(365,368)	(326,918)	30,157

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(877)	$(88,319)	$(85,157)	$1,978
Wheels Up Experience, Inc.	USFF -10.036%	Weekly	MS	07/16/29	(977)	(1,792)	(1,612)	188
					(171,315)	(6,005,415)	(5,847,770)	32,810
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(146,702)	(2,130,308)	(1,888,055)	184,192
Algonquin Power & Utilities Corp. (Canada)	USFF -0.271%	Weekly	MS	07/11/28	(244,097)	(1,444,589)	(1,086,232)	269,993
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(7,560)	(396,524)	(447,098)	(75,624)
Altus Power, Inc.	USFF -0.530%	Weekly	MS	07/11/28	(12,761)	(72,951)	(51,937)	19,741
Ameren Corp.	USFF -0.250%	Weekly	MS	01/12/29	(13,422)	(1,118,291)	(1,196,437)	(121,613)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,225)	(1,753,691)	(1,680,892)	35,941
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(3,577)	(275,827)	(278,004)	(10,429)
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,686)	(180,820)	(171,648)	3,042
Black Hills Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,076)	(256,060)	(238,528)	12,524
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(3,888)	(206,357)	(176,243)	20,766
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,845)	(302,268)	(345,241)	(54,273)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(10,976)	(308,762)	(285,376)	8,215
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(800)	(78,511)	(71,384)	3,686
DTE Energy Co.	USFF -0.250%	Weekly	MS	07/16/29	(4,089)	(498,928)	(493,747)	(12,221)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,850)	(350,443)	(443,547)	(112,928)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,469)	(143,368)	(151,967)	(23,702)
Eversource Energy	USFF -0.250%	Weekly	MS	07/16/29	(24,820)	(1,521,557)	(1,425,413)	50,149
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,996)	(199,032)	(188,049)	(3,661)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(18,400)	(788,667)	(731,952)	18,711
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(3,647)	(157,724)	(151,606)	251
Hawaiian Electric Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,132)	(151,852)	(147,234)	1,774
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,356)	(334,360)	(366,744)	(53,222)
MGE Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,496)	(290,772)	(328,484)	(47,332)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(925)	(71,496)	(48,683)	20,160
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,213)	(472,291)	(476,436)	(20,957)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,127)	(260,015)	(224,175)	29,764
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(11,339)	(347,140)	(416,822)	(90,319)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(11,730)	(519,886)	(464,039)	17,656
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	08/27/25	(2,828)	(197,983)	(151,185)	12,745
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,315)	(370,953)	(384,244)	(24,477)
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,764)	(729,264)	(745,407)	(41,587)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,455)	$(597,208)	$(504,853)	$77,420
Otter Tail Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,476)	(119,396)	(108,988)	7,771
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,655)	(152,375)	(140,294)	9,594
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,570)	(279,488)	(323,047)	(59,883)
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(11,659)	(544,399)	(508,566)	7,816
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -0.250%	Weekly	MS	07/16/29	(12,854)	(76,036)	(87,793)	(13,231)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(5,334)	(442,226)	(467,898)	(42,687)
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(5,113)	(281,285)	(251,662)	21,576
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(13,795)	(168,391)	(195,199)	(30,202)
Unitil Corp.	USFF -0.250%	Weekly	MS	07/16/29	(525)	(30,538)	(28,450)	1,487
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,893)	(864,641)	(836,298)	6,422
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,591)	(504,171)	(580,064)	(96,208)
					(704,031)	(19,990,844)	(19,289,921)	(93,160)

Total Reference Entity — Short						(253,460,952)	(235,523,359)	11,895,096
Net Value of Reference Entity						$26,185,260	$55,459,666	$29,557,075

*	Includes $282,669 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with end of period unrealized appreciation of $29,557,075, which are considered Level 2 as of and for the period ended December 31, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM NEUTRAL FUND
Portfolio of Investments
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 70.0%
Automobiles & Components — 0.9%
BorgWarner, Inc.(a)	949	$ 30,169
Dana, Inc.	1,121	12,959
Dorman Products, Inc.*	188	24,355
Ford Motor Co.(a)	14,309	141,659
General Motors Co.(a)	4,265	227,197
Gentherm, Inc.*	716	28,586
LCI Industries(a)	1,112	114,970
Phinia, Inc.(a)	2,779	133,864
Visteon Corp.(a)*	1,663	147,541
		861,300
Capital Goods — 8.1%
3M Co.(a)	1,572	202,929
Acuity Brands, Inc.(a)	303	88,515
Alamo Group, Inc.	207	38,483
Allegion PLC (Ireland)	799	104,413
AMETEK, Inc.(a)	575	103,649
API Group Corp.*	1,536	55,250
Apogee Enterprises, Inc.	517	36,919
Applied Industrial Technologies, Inc.	250	59,868
Armstrong World Industries, Inc.	262	37,028
Barnes Group, Inc.	723	34,169
Blue Bird Corp.(a)*	4,468	172,599
Builders FirstSource, Inc.(a)*	964	137,785
Carlisle Cos., Inc.(a)	212	78,194
Caterpillar, Inc.(a)	409	148,369
Chart Industries, Inc.(a)*	832	158,779
Cummins, Inc.(a)	299	104,231
Deere & Co.(a)	245	103,806
DNOW, Inc.*	1,449	18,851
Dover Corp.(a)	761	142,764
EMCOR Group, Inc.(a)	837	379,914
Emerson Electric Co.(a)	1,903	235,839
Federal Signal Corp.(a)	868	80,195
GE Vernova, Inc.(a)	313	102,955
Generac Holdings, Inc.(a)*	1,811	280,796
General Dynamics Corp.(a)	899	236,878
General Electric Co.(a)	907	151,279
Gibraltar Industries, Inc.*	452	26,623
Granite Construction, Inc.(a)	1,199	105,164
Griffon Corp.(a)	1,329	94,718
Hayward Holdings, Inc.(a)*	14,349	219,396
Helios Technologies, Inc.	273	12,187
Hillenbrand, Inc.	1,188	36,567
IES Holdings, Inc.*	162	32,556
Illinois Tool Works, Inc.(a)	366	92,803
Johnson Controls International PLC (Ireland)	3,872	305,617
Kennametal, Inc.	1,721	41,338
Kratos Defense & Security Solutions, Inc.*	1,431	37,750
L3Harris Technologies, Inc.(a)	2,069	435,069
Lennox International, Inc.(a)	207	126,125
Lockheed Martin Corp.(a)	306	148,698
Masco Corp.(a)	3,367	244,343
MasTec, Inc.(a)*	856	116,536
Middleby Corp. (The)(a)*	392	53,096
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
MRC Global, Inc.*	1,968	$ 25,151
MSC Industrial Direct Co., Inc., Class A(a)	592	44,216
Mueller Industries, Inc.	230	18,253
Mueller Water Products, Inc., Class A(a)	7,562	170,145
NEXTracker, Inc., Class A(a)*	3,731	136,293
Northrop Grumman Corp.(a)	285	133,748
Otis Worldwide Corp.(a)	884	81,867
Pentair PLC (Ireland)	1,482	149,148
Powell Industries, Inc.(a)	192	42,557
Primoris Services Corp.(a)	2,346	179,234
Quanex Building Products Corp.	498	12,072
Quanta Services, Inc.(a)	341	107,773
Regal Rexnord Corp.(a)	190	29,475
Rocket Lab USA, Inc.(a)*	11,459	291,861
RTX Corp.	340	39,345
Shoals Technologies Group, Inc., Class A*	6,312	34,905
Snap-on, Inc.(a)	425	144,279
Stanley Black & Decker, Inc.(a)	1,938	155,602
Tennant Co.	352	28,699
Trane Technologies PLC (Ireland)	230	84,950
Tutor Perini Corp.*	1,588	38,430
Valmont Industries, Inc.(a)	825	253,003
Westinghouse Air Brake Technologies Corp.	254	48,156
WW Grainger, Inc.(a)	126	132,810
		7,805,015
Commercial & Professional Services — 2.3%
ABM Industries, Inc.(a)	434	22,212
Automatic Data Processing, Inc.(a)	841	246,186
Booz Allen Hamilton Holding Corp.(a)	1,022	131,531
BrightView Holdings, Inc.*	3,064	48,993
Broadridge Financial Solutions, Inc.(a)	479	108,297
Cintas Corp.(a)	663	121,130
Dun & Bradstreet Holdings, Inc.	5,368	66,885
FTI Consulting, Inc.*	237	45,298
HNI Corp.	776	39,087
ICF International, Inc.	394	46,969
Innodata, Inc.*	893	35,291
Jacobs Solutions, Inc.(a)	1,531	204,572
Korn Ferry(a)	1,330	89,709
Leidos Holdings, Inc.(a)	951	137,001
Matthews International Corp., Class A	69	1,910
Maximus, Inc.(a)	1,590	118,694
OPENLANE, Inc.*	2,598	51,544
Parsons Corp.(a)*	1,674	154,427
Pitney Bowes, Inc.	3,748	27,136
RB Global, Inc. (Canada)	68	6,134
Republic Services, Inc.(a)	658	132,377
Steelcase, Inc., Class A	4,180	49,408
TransUnion(a)	838	77,691

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
UniFirst Corp.	248	$ 42,430
Veralto Corp.(a)	1,745	177,728
Waste Management, Inc.	66	13,318
		2,195,958
Consumer Discretionary Distribution & Retail — 2.8%
Academy Sports & Outdoors, Inc.(a)	1,642	94,464
Amazon.com, Inc.(a)*	3,459	758,870
AutoZone, Inc.(a)*	41	131,282
Bath & Body Works, Inc.	1,082	41,949
Best Buy Co., Inc.	56	4,805
CarMax, Inc.(a)*	93	7,604
Chewy, Inc., Class A(a)*	6,955	232,923
eBay, Inc.(a)	3,070	190,186
Etsy, Inc.(a)*	144	7,616
Gap, Inc. (The)(a)	4,966	117,347
Home Depot, Inc. (The)	27	10,503
LKQ Corp.(a)	5,769	212,011
Lowe's Cos., Inc.(a)	850	209,780
Monro, Inc.	1,801	44,665
Nordstrom, Inc.(a)	5,134	123,986
ODP Corp. (The)(a)*	1,231	27,993
Petco Health & Wellness Co., Inc.*	7,820	29,794
Pool Corp.	91	31,025
RealReal, Inc. (The)*	1,478	16,155
Ross Stores, Inc.(a)	639	96,661
Sally Beauty Holdings, Inc.*	3,717	38,843
Shoe Carnival, Inc.	730	24,148
TJX Cos., Inc. (The)(a)	1,570	189,672
Williams-Sonoma, Inc.(a)	265	49,073
		2,691,355
Consumer Durables & Apparel — 1.8%
Acushnet Holdings Corp.	493	35,042
Crocs, Inc.(a)*	1,688	184,887
Garmin Ltd. (Switzerland)	588	121,281
G-III Apparel Group Ltd.*	373	12,167
Hanesbrands, Inc.*	4,958	40,358
Hasbro, Inc.(a)	3,187	178,185
Kontoor Brands, Inc.(a)	1,067	91,133
Levi Strauss & Co., Class A	1,053	18,217
Mattel, Inc.(a)*	1,151	20,407
Mohawk Industries, Inc.*	34	4,050
NIKE, Inc., Class B(a)	1,590	120,315
NVR, Inc.*	8	65,431
Peloton Interactive, Inc., Class A(a)*	21,232	184,718
Ralph Lauren Corp.(a)	370	85,463
Sonos, Inc.*	501	7,535
Tapestry, Inc.(a)	1,118	73,039
Tempur Sealy International, Inc.(a)	2,538	143,879
TopBuild Corp.(a)*	287	89,355
Under Armour, Inc., Class C*	8,208	61,232
Wolverine World Wide, Inc.(a)	6,023	133,711
Worthington Enterprises, Inc.(a)	2,489	99,834
		1,770,239
Consumer Services — 1.8%
ADT, Inc.	4,691	32,415
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Booking Holdings, Inc.(a)	29	$ 144,084
Boyd Gaming Corp.	246	17,845
Bright Horizons Family Solutions, Inc.*	187	20,729
Caesars Entertainment, Inc.(a)*	3,034	101,396
Cava Group, Inc.*	157	17,710
Churchill Downs, Inc.(a)	612	81,727
Frontdoor, Inc.(a)*	1,555	85,012
Hyatt Hotels Corp., Class A(a)	613	96,229
International Game Technology PLC (United Kingdom)	3,955	69,845
Jack in the Box, Inc.	697	29,023
Life Time Group Holdings, Inc.(a)*	9,329	206,358
Papa John's International, Inc.(a)	1,181	48,504
Perdoceo Education Corp.	722	19,111
Red Rock Resorts, Inc., Class A	651	30,102
Rush Street Interactive, Inc.(a)*	16,580	227,478
Shake Shack, Inc., Class A*	473	61,395
Strategic Education, Inc.	320	29,894
Texas Roadhouse, Inc.(a)	679	122,512
Wynn Resorts Ltd.(a)	1,640	141,302
Yum! Brands, Inc.(a)	1,394	187,019
		1,769,690
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc., Class A(a)	3,481	68,367
Casey's General Stores, Inc.	31	12,283
Dollar General Corp.(a)	1,522	115,398
Dollar Tree, Inc.(a)*	939	70,369
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	14,027	—
Sysco Corp.(a)	2,316	177,081
Target Corp.(a)	1,842	249,001
United Natural Foods, Inc.*	1,500	40,965
Walgreens Boots Alliance, Inc.(a)	10,557	98,497
		831,961
Energy — 6.4%
Baytex Energy Corp. (Canada)	87,571	225,933
Borr Drilling Ltd. (Bermuda)	7,427	28,965
Canadian Natural Resources Ltd. (Canada)	5,922	182,812
Cenovus Energy, Inc. (Canada)	13,935	211,115
ChampionX Corp.(a)	4,718	128,282
Chevron Corp.(a)	7,016	1,016,197
CNX Resources Corp.(a)*	2,413	88,485
ConocoPhillips(a)	2,306	228,686
CONSOL Energy, Inc.(a)	707	75,423
Core Laboratories, Inc.	62	1,073
Coterra Energy, Inc.(a)	7,238	184,859
DHT Holdings, Inc. (Marshall Islands)	1,239	11,510
Dorian LPG Ltd. (Marshall Islands)	6,475	157,796
DT Midstream, Inc.(a)	746	74,175
EOG Resources, Inc.(a)	7,223	885,395
Halliburton Co.(a)	3,730	101,419
Hess Corp.(a)	650	86,457

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Petroleum Corp.(a)	409	$ 57,056
Murphy Oil Corp.(a)	10,346	313,070
Nabors Industries Ltd. (Bermuda)*	1,489	85,126
Northern Oil & Gas, Inc.(a)	7,690	285,760
NOV, Inc.(a)	15,221	222,227
NPK International, Inc.*	347	2,661
Oceaneering International, Inc.*	1,332	34,739
ONEOK, Inc.(a)	1,230	123,492
Ovintiv, Inc.(a)	15,567	630,463
Peabody Energy Corp.(a)	7,898	165,384
Phillips 66	478	54,459
Schlumberger NV (Curacao)	2,694	103,288
SM Energy Co.(a)	2,304	89,303
TechnipFMC PLC (United Kingdom)	807	23,355
Tidewater, Inc.*	976	53,397
Transocean Ltd. (Switzerland)*	18,757	70,339
Valero Energy Corp.(a)	1,282	157,160
Vermilion Energy, Inc. (Canada)	1,681	15,801
Weatherford International PLC (Ireland)	199	14,254
		6,189,916
Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B(a)*	658	298,258
Blackrock, Inc.(a)	93	95,335
Cboe Global Markets, Inc.(a)	445	86,953
CME Group, Inc.(a)	831	192,983
Corpay, Inc.(a)*	736	249,077
Euronet Worldwide, Inc.(a)*	1,581	162,590
FactSet Research Systems, Inc.	36	17,290
Fiserv, Inc.(a)*	1,134	232,946
Franklin Resources, Inc.(a)	2,821	57,238
Global Payments, Inc.(a)	357	40,006
Intercontinental Exchange, Inc.(a)	758	112,950
Morningstar, Inc.(a)	208	70,046
Nasdaq, Inc.(a)	1,383	106,920
Payoneer Global, Inc.*	2,470	24,799
PayPal Holdings, Inc.(a)*	2,192	187,087
S&P Global, Inc.(a)	192	95,622
Sezzle, Inc.*	57	14,581
T Rowe Price Group, Inc.(a)	814	92,055
Toast, Inc., Class A*	1,514	55,185
		2,191,921
Food, Beverage & Tobacco — 3.4%
Altria Group, Inc.(a)	3,303	172,714
B&G Foods, Inc.	3,887	26,781
Brown-Forman Corp., Class B(a)	1,559	59,211
Coca-Cola Co. (The)(a)	1,370	85,296
Conagra Brands, Inc.(a)	2,762	76,645
Constellation Brands, Inc., Class A(a)	415	91,715
Darling Ingredients, Inc.(a)*	4,911	165,452
Hain Celestial Group, Inc. (The)*	2,537	15,602
Ingredion, Inc.(a)	2,717	373,750
J M Smucker Co. (The)(a)	1,022	112,543
Kellanova(a)	2,605	210,927
Keurig Dr Pepper, Inc.(a)	6,078	195,225
Kraft Heinz Co. (The)(a)	5,420	166,448
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Lancaster Colony Corp.(a)	225	$ 38,956
Molson Coors Beverage Co., Class B	800	45,856
Mondelez International, Inc., Class A(a)	3,219	192,271
Monster Beverage Corp.*	341	17,923
PepsiCo, Inc.(a)	1,178	179,127
Philip Morris International, Inc.(a)	740	89,059
Pilgrim's Pride Corp.(a)*	8,479	384,862
Tyson Foods, Inc., Class A(a)	7,506	431,145
Utz Brands, Inc.	2,006	31,414
Vita Coco Co., Inc. (The)(a)*	2,593	95,708
Vital Farms, Inc.*	1,085	40,894
WK Kellogg Co.	1,143	20,563
		3,320,087
Health Care Equipment & Services — 4.9%
Addus HomeCare Corp.(a)*	711	89,124
Alcon AG (Switzerland)	484	41,087
Amedisys, Inc.*	161	14,617
Avanos Medical, Inc.*	1,480	23,562
Baxter International, Inc.	554	16,155
Boston Scientific Corp.*	371	33,138
Butterfly Network, Inc.*	2,385	7,441
Cencora, Inc.(a)	552	124,023
Centene Corp.(a)*	2,692	163,081
Cigna Group (The)(a)	590	162,923
CVS Health Corp.	1,281	57,504
DaVita, Inc.(a)*	781	116,799
DENTSPLY SIRONA, Inc.(a)	2,078	39,440
Edwards Lifesciences Corp.(a)*	1,941	143,692
Elevance Health, Inc.(a)	483	178,179
Envista Holdings Corp.(a)*	4,743	91,492
GE HealthCare Technologies, Inc.(a)	2,793	218,357
GeneDx Holdings Corp.*	909	69,866
Globus Medical, Inc., Class A(a)*	2,742	226,791
HCA Healthcare, Inc.	226	67,834
Hologic, Inc.(a)*	5,977	430,882
Humana, Inc.(a)	455	115,438
ICU Medical, Inc.(a)*	2,151	333,771
Insulet Corp.(a)*	2	522
LivaNova PLC (United Kingdom)*	2,420	112,070
McKesson Corp.	105	59,841
Medtronic PLC (Ireland)	2,041	163,035
Merit Medical Systems, Inc.*	534	51,648
Molina Healthcare, Inc.(a)*	651	189,473
Omnicell, Inc.*	1,328	59,123
Pediatrix Medical Group, Inc.*	2,869	37,641
Phreesia, Inc.*	895	22,518
PROCEPT BioRobotics Corp.*	177	14,252
ResMed, Inc.(a)	705	161,226
Select Medical Holdings Corp.	488	9,199
Solventum Corp.(a)*	593	39,174
STERIS PLC (Ireland)	436	89,624
Stryker Corp.	133	47,887
Teleflex, Inc.(a)	629	111,949
Tenet Healthcare Corp.(a)*	3,283	414,413

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B(a)	760	$ 136,359
Veeva Systems, Inc., Class A(a)*	295	62,024
Zimmer Biomet Holdings, Inc.(a)	1,304	137,741
		4,684,915
Household & Personal Products — 1.2%
Central Garden & Pet Co., Class A*	689	22,771
Church & Dwight Co., Inc.	434	45,444
Clorox Co. (The)(a)	1,001	162,572
Colgate-Palmolive Co.(a)	2,365	215,002
Coty, Inc., Class A(a)*	11,591	80,673
Edgewell Personal Care Co.	1,997	67,099
Energizer Holdings, Inc.	938	32,727
Estee Lauder Cos., Inc. (The), Class A(a)	2,369	177,628
Honest Co., Inc. (The)*	2,821	19,550
Kimberly-Clark Corp.(a)	1,394	182,670
Oddity Tech Ltd., Class A (Israel)*	1,524	64,039
Procter & Gamble Co. (The)	276	46,271
Reynolds Consumer Products, Inc.	715	19,298
		1,135,744
Materials — 6.0%
Agnico Eagle Mines Ltd. (Canada)	5,043	394,413
Alpha Metallurgical Resources, Inc.(a)*	1,361	272,363
AptarGroup, Inc.	170	26,707
Ashland, Inc.(a)	2,590	185,081
Avery Dennison Corp.(a)	397	74,291
Avient Corp.(a)	3,109	127,034
Axalta Coating Systems Ltd. (Bermuda)*	3,081	105,432
Balchem Corp.	136	22,167
Ball Corp.(a)	3,759	207,234
Cabot Corp.(a)	1,345	122,812
Carpenter Technology Corp.(a)	414	70,260
CF Industries Holdings, Inc.	766	65,355
Commercial Metals Co.(a)	2,946	146,122
Corteva, Inc.	304	17,316
Crown Holdings, Inc.(a)	3,579	295,947
DuPont de Nemours, Inc.(a)	4,488	342,210
Eagle Materials, Inc.	108	26,650
Eastman Chemical Co.(a)	819	74,791
Ecolab, Inc.(a)	460	107,787
Element Solutions, Inc.	727	18,488
FMC Corp.(a)	9,710	472,003
Fortuna Mining Corp. (Canada)*	43,402	186,195
Freeport-McMoRan, Inc.(a)	2,549	97,066
Hudbay Minerals, Inc. (Canada)	17,414	141,053
Ingevity Corp.*	896	36,512
Innospec, Inc.	35	3,852
International Paper Co.(a)	3,928	211,405
Kinross Gold Corp. (Canada)	32,632	302,499
Linde PLC (Ireland)	425	177,935
Louisiana-Pacific Corp.	444	45,976
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)	2,126	$ 157,898
Mativ Holdings, Inc.	1,949	21,244
Minerals Technologies, Inc.	516	39,324
New Gold, Inc. (Canada)*	108,994	270,305
NewMarket Corp.(a)	140	73,969
PPG Industries, Inc.(a)	741	88,512
Quaker Chemical Corp.(a)	584	82,204
Royal Gold, Inc.(a)	742	97,833
RPM International, Inc.	57	7,014
Scotts Miracle-Gro Co. (The)(a)	918	60,900
Sensient Technologies Corp.	241	17,174
Silgan Holdings, Inc.(a)	2,510	130,645
Southern Copper Corp.(a)	1,414	128,858
SunCoke Energy, Inc.	1,716	18,361
Vulcan Materials Co.(a)	733	188,550
		5,759,747
Media & Entertainment — 3.7%
Alphabet, Inc., Class A(a)	2,940	556,542
Bumble, Inc., Class A(a)*	25,121	204,485
Charter Communications, Inc., Class A(a)*	366	125,454
Comcast Corp., Class A(a)	4,200	157,626
Electronic Arts, Inc.(a)	594	86,902
EverQuote, Inc., Class A*	3,190	63,768
Fox Corp., Class A(a)	2,953	143,457
IAC, Inc.(a)*	2,404	103,709
Interpublic Group of Cos., Inc. (The)(a)	3,701	103,702
John Wiley & Sons, Inc., Class A	66	2,885
Match Group, Inc.(a)*	2,843	92,995
Meta Platforms, Inc., Class A(a)	945	553,307
Netflix, Inc.(a)*	118	105,176
News Corp., Class A(a)	5,721	157,556
Omnicom Group, Inc.(a)	1,509	129,834
ROBLOX Corp., Class A*	276	15,969
Sirius XM Holdings, Inc.	106	2,417
Sphere Entertainment Co.*	1,433	57,779
Spotify Technology SA (Luxembourg)*	1,298	580,699
TEGNA, Inc.	2,246	41,079
Vimeo, Inc.*	10,844	69,402
Walt Disney Co. (The)(a)	1,398	155,667
Yelp, Inc.(a)*	2,556	98,917
		3,609,327
Pharmaceuticals, Biotechnology & Life Sciences — 4.4%
ACADIA Pharmaceuticals, Inc.*	724	13,285
ADMA Biologics, Inc.(a)*	10,764	184,603
Amneal Pharmaceuticals, Inc.*	4,850	38,412
Amphastar Pharmaceuticals, Inc.(a)*	2,030	75,374
Biogen, Inc.(a)*	2,100	321,132
BioLife Solutions, Inc.*	813	21,106
Charles River Laboratories International, Inc.(a)*	659	121,651
Collegium Pharmaceutical, Inc.*	1,514	43,376

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Elanco Animal Health, Inc.(a)*	34,528	$ 418,134
Exelixis, Inc.(a)*	5,504	183,283
Fortrea Holdings, Inc.(a)*	8,886	165,724
Halozyme Therapeutics, Inc.(a)*	887	42,408
Harmony Biosciences Holdings, Inc.(a)*	3,181	109,458
Illumina, Inc.(a)*	900	120,267
Innoviva, Inc.*	1,958	33,971
IQVIA Holdings, Inc.(a)*	806	158,387
Jazz Pharmaceuticals PLC (Ireland)*	650	80,048
Johnson & Johnson(a)	2,026	293,000
Merck & Co., Inc.(a)	4,377	435,424
Mettler-Toledo International, Inc.(a)*	95	116,250
Pacira BioSciences, Inc.*	2,410	45,404
Pfizer, Inc.(a)	4,947	131,244
QIAGEN NV (Netherlands)	5,806	258,541
Repligen Corp.(a)*	300	43,182
Revvity, Inc.(a)	2,961	330,477
Supernus Pharmaceuticals, Inc.(a)*	2,366	85,555
Thermo Fisher Scientific, Inc.(a)	266	138,381
United Therapeutics Corp.(a)*	138	48,692
Viatris, Inc.(a)	18,838	234,533
		4,291,302
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.(a)*	2,053	247,982
Ambarella, Inc. (Cayman Islands)*	1,282	93,253
Analog Devices, Inc.(a)	67	14,235
Applied Materials, Inc.(a)	1,705	277,284
Axcelis Technologies, Inc.(a)*	1,412	98,656
Cirrus Logic, Inc.(a)*	3,268	325,427
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	1,663	71,359
Lam Research Corp.(a)	2,639	190,615
Marvell Technology, Inc.(a)	4,935	545,071
Micron Technology, Inc.(a)	2,572	216,460
MKS Instruments, Inc.(a)	568	59,294
Monolithic Power Systems, Inc.(a)	232	137,274
NXP Semiconductors NV (Netherlands)	224	46,558
ON Semiconductor Corp.(a)*	2,435	153,527
Penguin Solutions, Inc. (Cayman Islands)*	1,146	21,992
Photronics, Inc.*	2,372	55,884
Qorvo, Inc.(a)*	3,261	228,042
QUALCOMM, Inc.(a)	3,128	480,523
Semtech Corp.(a)*	4,688	289,953
SiTime Corp.*	160	34,325
Skyworks Solutions, Inc.(a)	2,121	188,090
Texas Instruments, Inc.	293	54,940
Universal Display Corp.(a)	693	101,317
		3,932,061
Software & Services — 5.3%
Accenture PLC, Class A (Ireland)	84	29,550
ACI Worldwide, Inc.(a)*	3,775	195,960
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Alarm.com Holdings, Inc.(a)*	2,126	$ 129,261
Amdocs Ltd. (Guernsey)	227	19,327
Appfolio, Inc., Class A*	209	51,564
ASGN, Inc.*	497	41,420
AvePoint, Inc.*	1,437	23,725
Blackbaud, Inc.*	223	16,484
BlackLine, Inc.(a)*	4,114	249,967
Blend Labs, Inc., Class A*	10,221	43,030
Box, Inc., Class A(a)*	1,245	39,342
Cadence Design Systems, Inc.(a)*	366	109,968
Clearwater Analytics Holdings, Inc., Class A(a)*	7,031	193,493
Commvault Systems, Inc.*	194	29,277
DoubleVerify Holdings, Inc.(a)*	10,592	203,472
DXC Technology Co.(a)*	7,492	149,690
EPAM Systems, Inc.*	189	44,192
Fair Isaac Corp.(a)*	43	85,610
Fortinet, Inc.(a)*	2,909	274,842
Gartner, Inc.*	124	60,074
Gen Digital, Inc.(a)	5,045	138,132
Gitlab, Inc., Class A*	1,096	61,760
Guidewire Software, Inc.(a)*	290	48,888
Informatica, Inc., Class A(a)*	3,650	94,645
InterDigital, Inc.(a)	72	13,948
Microsoft Corp.(a)	841	354,482
NCR Voyix Corp.(a)*	5,929	82,057
Okta, Inc.(a)*	938	73,914
Palo Alto Networks, Inc.(a)*	1,602	291,500
Pegasystems, Inc.(a)	909	84,719
Procore Technologies, Inc.(a)*	1,067	79,950
Progress Software Corp.(a)	1,279	83,327
Q2 Holdings, Inc.(a)*	2,407	242,265
Qualys, Inc.(a)*	832	116,663
Rapid7, Inc.(a)*	2,482	99,851
Roper Technologies, Inc.(a)	343	178,309
Salesforce, Inc.(a)	286	95,618
ServiceNow, Inc.(a)*	303	321,216
Smartsheet, Inc., Class A(a)*	683	38,269
Teradata Corp.*	1,738	54,139
Twilio, Inc., Class A(a)*	3,922	423,890
VeriSign, Inc.(a)*	356	73,678
Yext, Inc.*	3,342	21,255
		5,062,723
Technology Hardware & Equipment — 3.5%
Amphenol Corp., Class A(a)	1,356	94,174
Arista Networks, Inc.(a)*	1,203	132,968
Bel Fuse, Inc., Class B	180	14,845
Benchmark Electronics, Inc.(a)	2,067	93,842
CompoSecure, Inc., Class A	1,269	19,454
Corning, Inc.	368	17,487
Daktronics, Inc.*	122	2,057
Dell Technologies, Inc., Class C(a)	2,641	304,349
ePlus, Inc.*	895	66,123
F5, Inc.(a)*	579	145,601
Hewlett Packard Enterprise Co.(a)	15,177	324,029
HP, Inc.(a)	3,495	114,042

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Itron, Inc.(a)*	2,511	$ 272,644
Juniper Networks, Inc.	1,350	50,558
Knowles Corp.*	1,093	21,783
Motorola Solutions, Inc.(a)	93	42,987
Napco Security Technologies, Inc.	524	18,633
NetApp, Inc.(a)	1,385	160,771
PAR Technology Corp.(a)*	1,733	125,937
Plexus Corp.(a)*	691	108,128
Rogers Corp.(a)*	725	73,667
ScanSource, Inc.*	1,399	66,383
Seagate Technology Holdings PLC (Ireland)	1,937	167,182
TE Connectivity PLC (Ireland)	758	108,371
Teledyne Technologies, Inc.(a)*	298	138,311
Ubiquiti, Inc.	42	13,941
Western Digital Corp.(a)*	2,374	141,562
Zebra Technologies Corp., Class A(a)*	1,274	492,044
		3,331,873
Telecommunication Services — 0.9%
AT&T, Inc.(a)	6,082	138,487
BCE, Inc. (Canada)	7,805	180,920
Gogo, Inc.*	1,973	15,962
IDT Corp., Class B	14	665
Iridium Communications, Inc.(a)	4,751	137,874
TELUS Corp. (Canada)	8,183	110,961
T-Mobile US, Inc.(a)	731	161,354
Verizon Communications, Inc.(a)	3,004	120,130
		866,353
Transportation — 2.1%
Canadian Pacific Kansas City Ltd. (Canada)	899	65,061
CSX Corp.(a)	4,438	143,214
Delta Air Lines, Inc.(a)	2,901	175,510
FedEx Corp.(a)	628	176,675
Forward Air Corp.(a)*	3,515	113,359
Genco Shipping & Trading Ltd. (Marshall Islands)	1,254	17,481
Golden Ocean Group Ltd. (Bermuda)	5,264	47,165
Heartland Express, Inc.	1,222	13,711
JB Hunt Transport Services, Inc.(a)	2,276	388,422
Lyft, Inc., Class A*	1,242	16,022
Matson, Inc.	196	26,429
Schneider National, Inc., Class B	302	8,843
SkyWest, Inc.(a)*	3,643	364,774
Uber Technologies, Inc.(a)*	1,766	106,525
Union Pacific Corp.(a)	523	119,265
United Parcel Service, Inc., Class B(a)	533	67,211
Werner Enterprises, Inc.(a)	3,860	138,651
		1,988,318
Utilities — 3.2%
American Water Works Co., Inc.	466	58,012
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Atmos Energy Corp.	273	$ 38,021
Brookfield Renewable Corp. (Canada)	6,583	182,086
Constellation Energy Corp.(a)	1,921	429,747
Dominion Energy, Inc.(a)	15,752	848,403
National Fuel Gas Co.(a)	3,711	225,183
NRG Energy, Inc.(a)	1,846	166,546
Southern Co. (The)(a)	3,252	267,705
Southwest Gas Holdings, Inc.(a)	1,819	128,621
Talen Energy Corp.(a)*	3,231	650,950
Vistra Corp.(a)	589	81,205
		3,076,479
TOTAL COMMON STOCKS (Cost $66,036,984)		67,366,284
OTHER ASSETS IN EXCESS OF LIABILITIES - 30.0%		28,820,311
NET ASSETS - 100.0%		$96,186,595

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Fund’s adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
The portfolio matures between August 29, 2025 and September 17, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents (45.3)% of net assets as of December 31, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/12/29	33	$992	$1,049	$225
Dana, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,032	10,944	11,930	1,454
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	52	4,669	6,737	2,211
Ford Motor Co.	USFF +0.250%	Weekly	MS	09/13/29	6,096	64,904	60,350	(2,492)
General Motors Co.	USFF +0.250%	Weekly	MS	07/11/28	4,048	207,444	215,637	15,406
Gentherm, Inc.	USFF +0.250%	Weekly	MS	09/13/29	412	16,845	16,449	135
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	704	76,336	72,787	(470)
Phinia, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,730	85,615	83,334	616
Standard Motor Products, Inc.	USFF +0.250%	Weekly	MS	09/13/29	57	1,761	1,766	55
Visteon Corp.	USFF +0.250%	Weekly	MS	01/07/27	511	50,597	45,336	(3,654)
XPEL, Inc.	USFF +0.250%	Weekly	MS	07/08/27	66	2,648	2,636	67
					14,741	522,755	518,011	13,553
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	435	44,375	56,154	13,953
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	466	140,910	136,133	(294)
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	155	29,872	28,816	(110)
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	09/13/29	157	22,150	20,517	(858)
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/12/29	167	27,169	30,103	3,902
API Group Corp.	USFF +0.250%	Weekly	MS	09/13/29	149	4,746	5,360	760
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/12/29	350	24,913	24,994	926
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	09/13/29	379	93,085	90,759	634
Armstrong World Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	128	18,197	18,090	483
Atkore, Inc.	USFF +0.250%	Weekly	MS	09/13/29	757	63,602	63,172	1,591
Barnes Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	527	24,788	24,906	902
Blue Bird Corp.	USFF +0.250%	Weekly	MS	03/12/29	1,382	61,230	53,387	(5,898)
BlueLinx Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	19	2,000	1,941	—
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,386	228,380	198,101	(23,009)
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	525	212,628	193,641	(12,167)
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	09/13/29	176	66,884	63,846	(913)
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	09/13/29	481	73,623	91,794	20,511
CSW Industrials, Inc.	USFF +0.250%	Weekly	MS	09/13/29	126	45,974	44,453	(62)
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	125	34,000	43,575	11,261
Deere & Co.	USFF +0.250%	Weekly	MS	03/12/29	112	43,259	47,454	5,855

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
DNOW, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,381	$19,332	$17,967	$(755)
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	183	30,682	34,331	4,894
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	343	167,612	155,688	(6,569)
Emerson Electric Co.	USFF +0.250%	Weekly	MS	09/13/29	813	103,399	100,755	954
Federal Signal Corp.	USFF +0.250%	Weekly	MS	03/12/29	300	25,449	27,717	3,109
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/12/29	75	11,892	24,670	13,170
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,196	362,424	340,490	(10,395)
General Dynamics Corp.	USFF +0.250%	Weekly	MS	03/12/29	533	153,669	140,440	(8,000)
General Electric Co.	USFF +0.250%	Weekly	MS	01/12/29	2,693	446,266	449,165	18,148
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	253	15,811	14,902	(411)
Gorman-Rupp Co. (The)	USFF +0.250%	Weekly	MS	09/13/29	6	228	228	2
Granite Construction, Inc.	USFF +0.250%	Weekly	MS	03/12/29	586	50,279	51,398	2,811
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	349	16,154	24,873	10,181
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	5,024	76,999	76,817	2,265
HEICO Corp.	USFF +0.250%	Weekly	MS	09/13/29	214	50,966	50,876	1,529
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	285	13,994	12,722	(831)
Hillenbrand, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,106	35,321	34,043	(26)
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	290	68,348	58,278	(7,898)
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	268	67,437	67,954	3,666
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	2,933	241,691	231,502	(1,329)
Kennametal, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,520	37,482	36,510	386
Kratos Defense & Security Solutions, Inc.	USFF +0.250%	Weekly	MS	09/13/29	520	13,768	13,718	383
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,401	322,428	294,602	(17,029)
Lennox International, Inc.	USFF +0.250%	Weekly	MS	09/13/29	70	42,371	42,651	1,707
Lindsay Corp.	USFF -0.250%	Weekly	MS	07/16/29	28	3,369	3,313	46
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/06/26	419	202,355	203,609	9,513
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,149	85,688	83,383	1,299
MasTec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	309	26,476	42,067	16,430
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	07/11/28	222	28,954	30,070	2,033
MRC Global, Inc.	USFF +0.250%	Weekly	MS	03/12/29	768	9,787	9,815	334

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	422	$32,097	$31,519	$612
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	09/13/29	118	9,274	9,364	392
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	4,975	114,222	111,938	1,451
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	4,502	166,570	164,458	3,189
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/12/29	280	139,671	131,401	(2,866)
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	09/13/29	597	58,168	55,288	(980)
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	732	69,291	73,668	6,633
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	802	180,730	177,763	2,850
Primoris Services Corp.	USFF +0.250%	Weekly	MS	09/13/29	1,085	87,483	82,894	(1,721)
Proto Labs, Inc.	USFF +0.250%	Weekly	MS	09/13/29	25	981	977	22
Quanex Building Products Corp.	USFF +0.250%	Weekly	MS	03/12/29	305	8,495	7,393	(805)
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	142	34,523	44,879	11,491
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/12/29	128	18,755	19,857	1,807
REV Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,250	40,937	39,838	257
Rocket Lab USA, Inc.	USFF +0.250%	Weekly	MS	03/12/29	5,702	48,581	145,230	98,191
RTX Corp.	USFF +0.250%	Weekly	MS	09/13/29	117	13,830	13,539	145
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	3,916	19,253	21,655	3,010
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	134	35,835	45,490	12,054
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,418	122,670	113,851	(3,766)
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	09/13/29	188	32,497	31,669	202
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	88	7,333	7,175	188
Toro Co. (The)	USFF +0.250%	Weekly	MS	09/13/29	1,745	141,554	139,775	2,992
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	508	190,617	187,630	3,362
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	739	15,926	17,884	2,460
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	03/12/29	278	80,851	85,254	7,249
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	09/13/29	75	14,953	14,219	(261)
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	95	95,041	100,135	8,459
					64,605	5,772,554	5,786,493	213,701

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	09/13/29	162	$49,035	$47,422	$194
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	09/13/29	1,581	213,345	203,475	(3,068)
BrightView Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	922	12,428	14,743	2,706
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	03/12/29	133	28,679	30,070	2,452
Cintas Corp.	USFF -0.250%	Weekly	MS	01/07/27	522	102,231	95,369	(3,422)
Conduent, Inc.	USFF +0.250%	Weekly	MS	09/13/29	703	2,977	2,840	(47)
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	09/13/29	124	6,356	6,338	179
Dun & Bradstreet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,731	16,672	21,568	5,573
FTI Consulting, Inc.	USFF +0.250%	Weekly	MS	03/12/29	65	13,703	12,423	(848)
HNI Corp.	USFF +0.250%	Weekly	MS	03/12/29	395	20,296	19,896	334
ICF International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	300	38,628	35,763	(1,612)
Innodata, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,145	44,546	45,250	2,118
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	03/12/29	498	59,907	66,543	8,682
Korn Ferry	USFF +0.250%	Weekly	MS	03/12/29	468	32,630	31,567	246
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,129	154,621	162,644	13,415
Matthews International Corp., Class A	USFF +0.250%	Weekly	MS	09/13/29	144	4,172	3,986	(56)
Maximus, Inc.	USFF +0.250%	Weekly	MS	03/12/29	871	68,387	65,020	(1,086)
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	03/12/29	773	13,660	15,336	2,107
Parsons Corp.	USFF +0.250%	Weekly	MS	03/12/29	565	57,373	52,121	(3,429)
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,908	14,765	13,814	(470)
RB Global, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/05/26	150	11,487	13,532	2,369
Republic Services, Inc.	USFF +0.250%	Weekly	MS	03/12/29	211	42,505	42,449	1,333
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,335	16,158	15,780	573
TransUnion	USFF +0.250%	Weekly	MS	09/13/29	372	38,395	34,488	(2,651)
UniFirst Corp.	USFF +0.250%	Weekly	MS	03/12/29	166	29,878	28,401	(493)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	602	54,876	61,314	8,329
Waste Management, Inc.	USFF +0.250%	Weekly	MS	09/13/29	446	94,451	89,998	(1,449)
					17,421	1,242,161	1,232,150	31,979
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	09/13/29	1,001	136,709	149,619	19,027

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Academy Sports & Outdoors, Inc.	USFF +0.250%	Weekly	MS	09/13/29	673	$32,038	$38,718	$7,769
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	439	77,790	96,312	20,995
AutoZone, Inc.	USFF +0.250%	Weekly	MS	03/12/29	26	84,232	83,252	1,698
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	46	3,723	3,947	457
Camping World Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	1,551	33,378	32,695	320
CarMax, Inc.	USFF +0.250%	Weekly	MS	09/13/29	563	40,603	46,031	6,716
Carvana Co.	USFF +0.250%	Weekly	MS	09/13/29	1,040	225,379	211,494	(6,711)
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	1,953	53,514	65,406	13,591
eBay, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,474	85,431	91,314	9,185
Etsy, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,495	78,224	79,071	3,333
Five Below, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,233	238,929	234,376	3,053
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	4,997	113,538	118,079	8,633
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	09/13/29	938	16,705	17,372	1,193
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	09/13/29	57	23,339	22,172	(421)
LKQ Corp.	USFF +0.250%	Weekly	MS	09/13/29	1,918	72,270	70,487	1,067
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	278	66,829	68,610	4,280
Monro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	496	12,183	12,301	889
Nordstrom, Inc.	USFF +0.250%	Weekly	MS	03/12/29	2,121	46,552	51,222	6,648
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	405	10,990	9,210	(1,436)
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	09/13/29	5,701	23,166	21,721	(712)
Pool Corp.	USFF +0.250%	Weekly	MS	09/13/29	193	66,389	65,801	1,549
RealReal, Inc. (The)	USFF +0.250%	Weekly	MS	09/13/29	8,127	78,595	88,828	12,731
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	424	59,853	64,138	6,391
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,450	52,779	46,503	(4,600)
Shoe Carnival, Inc.	USFF +0.250%	Weekly	MS	03/12/29	295	11,153	9,759	(1,035)
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	09/13/29	1,214	147,310	146,663	4,117
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	03/12/29	113	39,686	49,147	11,387
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	170	20,424	31,481	11,870
					44,391	1,951,711	2,025,729	141,984
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF +0.250%	Weekly	MS	09/13/29	157	9,726	11,160	1,772
Crocs, Inc.	USFF +0.250%	Weekly	MS	09/13/29	503	51,804	55,094	4,934

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Ethan Allen Interiors, Inc.	USFF +0.250%	Weekly	MS	09/13/29	45	$1,259	$1,265	$41
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	167	23,163	34,445	12,705
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	09/13/29	240	7,170	7,829	882
Hanesbrands, Inc.	USFF +0.250%	Weekly	MS	09/13/29	5,910	50,436	48,107	(727)
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,439	196,337	192,275	3,585
Helen of Troy Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	09/13/29	487	30,135	29,137	(43)
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,779	155,847	151,944	1,176
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,293	12,392	12,413	411
Levi Strauss & Co., Class A	USFF +0.250%	Weekly	MS	09/13/29	277	4,830	4,792	123
Mattel, Inc.	USFF +0.250%	Weekly	MS	01/12/29	608	10,495	10,780	614
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	09/13/29	160	19,663	19,061	19
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	09/13/29	1,133	87,719	85,734	1,127
NVR, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1	8,233	8,179	203
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	13,620	63,188	118,494	57,314
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/11/28	240	52,182	55,435	5,393
Sonos, Inc.	USFF +0.250%	Weekly	MS	03/12/29	950	11,945	14,288	2,718
Tapestry, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,107	69,745	72,320	4,826
Tempur Sealy International, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,298	68,237	73,584	7,537
TopBuild Corp.	USFF +0.250%	Weekly	MS	09/13/29	439	142,100	136,678	(900)
Under Armour, Inc., Class C	USFF +0.250%	Weekly	MS	03/12/29	5,216	39,274	38,911	883
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	09/13/29	5,882	135,002	130,580	(127)
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	696	34,746	27,917	(5,364)
					45,647	1,285,628	1,340,422	99,102
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	20	101,700	99,368	973
Boyd Gaming Corp.	USFF +0.250%	Weekly	MS	09/13/29	85	6,244	6,166	130
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	03/12/29	114	14,080	12,637	(1,000)
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,014	38,739	33,888	(3,622)
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	09/13/29	27,519	708,041	685,774	281

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Cava Group, Inc.	USFF +0.250%	Weekly	MS	03/12/29	93	$11,153	$10,490	$(313)
Churchill Downs, Inc.	USFF +0.250%	Weekly	MS	09/13/29	221	30,671	29,512	(113)
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1	421	420	7
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	141	25,451	26,273	1,662
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	452	19,021	24,711	6,290
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	309	42,099	48,507	7,836
International Game Technology PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	1,001	20,450	17,678	(1,757)
Jack in the Box, Inc.	USFF +0.250%	Weekly	MS	03/12/29	285	12,214	11,867	114
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	5,308	122,767	117,413	(1,449)
McDonald's Corp.	USFF +0.250%	Weekly	MS	09/13/29	285	82,572	82,619	2,672
Monarch Casino & Resort, Inc.	USFF -0.250%	Weekly	MS	01/07/27	117	9,328	9,231	195
Papa John's International, Inc.	USFF +0.250%	Weekly	MS	03/12/29	2,407	100,253	98,856	1,979
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	01/12/29	209	4,337	5,532	1,378
Red Rock Resorts, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	253	12,765	11,699	(602)
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,304	53,228	72,771	21,234
Shake Shack, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	257	31,197	33,359	3,151
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	97	9,947	9,062	(456)
Texas Roadhouse, Inc.	USFF +0.250%	Weekly	MS	09/13/29	936	175,656	168,882	(1,068)
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	615	55,924	52,988	(974)
Xponential Fitness, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	80	1,044	1,076	60
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	03/12/29	588	79,196	78,886	2,526
					47,711	1,768,498	1,749,665	39,134
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	09/13/29	498	206,362	197,323	(2,471)
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	09/13/29	285	274,856	261,137	(4,970)
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/12/29	577	47,362	43,748	(1,932)
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,369	311,743	327,413	25,595
Sprouts Farmers Market, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,396	179,318	177,390	3,779
Sysco Corp.	USFF +0.250%	Weekly	MS	03/12/29	741	56,007	56,657	2,710

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	732	$102,227	$98,952	$1,862
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,516	67,029	68,712	3,813
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,213	39,816	29,977	(7,298)
Walmart, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,916	174,787	173,111	4,054
Weis Markets, Inc.	USFF +0.250%	Weekly	MS	09/13/29	56	3,883	3,792	29
					16,299	1,463,390	1,438,212	25,171
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	09/13/29	105	4,280	4,307	202
Baytex Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	63,027	165,934	162,610	2,403
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	3,148	17,722	12,277	(4,528)
Cactus, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	527	30,208	30,756	1,505
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	11,117	343,448	343,182	12,033
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	9,225	143,012	139,759	1,995
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,122	88,304	84,887	(530)
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,661	544,398	530,259	6,340
CNX Resources Corp.	USFF +0.250%	Weekly	MS	09/13/29	2,243	82,524	82,251	2,350
ConocoPhillips	USFF +0.250%	Weekly	MS	03/12/29	1,179	118,699	116,921	2,367
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,436	156,611	153,192	1,343
Core Laboratories, Inc.	USFF +0.250%	Weekly	MS	09/13/29	175	3,179	3,029	(54)
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,325	82,322	84,921	6,051
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	09/13/29	4,102	37,445	38,108	1,850
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	1,998	71,055	48,691	(13,762)
DT Midstream, Inc.	USFF +0.250%	Weekly	MS	03/12/29	305	24,029	30,326	7,437
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,125	396,107	383,063	126
Halliburton Co.	USFF +0.250%	Weekly	MS	03/12/29	2,867	83,301	77,954	(2,494)
Hess Corp.	USFF +0.250%	Weekly	MS	09/13/29	942	124,082	125,295	5,227
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	09/13/29	1,761	60,915	61,723	2,743
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	09/13/29	141	20,400	19,670	175
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,954	100,174	89,388	(6,475)
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	591	43,461	33,787	(8,294)
Northern Oil & Gas, Inc.	USFF +0.250%	Weekly	MS	09/13/29	6,627	260,705	246,259	(3,628)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
NOV, Inc.	USFF +0.250%	Weekly	MS	09/13/29	6,199	$99,022	$90,505	$(5,009)
NPK International, Inc.	USFF +0.250%	Weekly	MS	09/13/29	485	3,747	3,720	87
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,755	44,610	45,770	2,576
ONEOK, Inc.	USFF +0.250%	Weekly	MS	09/13/29	908	91,595	91,163	(7,949)
Ovintiv, Inc.	USFF +0.250%	Weekly	MS	09/13/29	7,514	315,702	304,317	299
Patterson-UTI Energy, Inc.	USFF +0.250%	Weekly	MS	09/13/29	10,700	80,228	88,382	10,911
Peabody Energy Corp.	USFF +0.250%	Weekly	MS	09/13/29	3,675	86,664	76,955	(6,954)
Phillips 66	USFF +0.250%	Weekly	MS	09/13/29	292	36,376	33,268	(1,735)
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	09/13/29	2,443	94,433	93,665	2,418
SM Energy Co.	USFF +0.250%	Weekly	MS	03/12/29	937	36,093	36,318	1,510
Targa Resources Corp.	USFF +0.250%	Weekly	MS	09/13/29	382	68,576	68,187	1,443
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	317	6,159	9,174	3,301
Tidewater, Inc.	USFF +0.250%	Weekly	MS	09/13/29	910	47,090	49,786	4,190
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	09/13/29	15,866	66,425	59,498	(4,817)
Valero Energy Corp.	USFF +0.250%	Weekly	MS	09/13/29	533	73,901	65,340	(5,840)
Vermilion Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	2,777	25,705	26,104	1,399
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	09/13/29	355	25,560	25,429	695
					183,751	4,204,201	4,070,196	10,907
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/25	181	51,335	82,044	32,338
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	33	23,433	33,829	11,305
Block, Inc.	USFF +0.250%	Weekly	MS	09/13/29	556	47,888	47,254	886
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	07/08/27	838	161,785	163,745	7,803
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	248	50,228	57,593	11,513
Corpay, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,276	447,897	431,824	(1,811)
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	529	52,375	54,402	3,690
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	09/13/29	41	19,792	19,691	525
Fiserv, Inc.	USFF +0.250%	Weekly	MS	09/13/29	520	108,289	106,818	1,973
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/08/27	863	19,060	17,510	1,485
Global Payments, Inc.	USFF +0.250%	Weekly	MS	09/13/29	244	26,205	27,343	1,986

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	09/13/29	506	$78,679	$75,399	$(648)
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	72	20,412	24,247	4,530
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	03/12/29	598	44,292	46,231	3,491
Open Lending Corp.	USFF +0.250%	Weekly	MS	09/13/29	64	373	382	16
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	640	2,898	6,426	3,615
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,274	87,962	108,736	23,570
S&P Global, Inc.	USFF +0.250%	Weekly	MS	03/12/29	96	46,891	47,811	2,484
Sezzle, Inc.	USFF +0.250%	Weekly	MS	09/13/29	389	111,642	99,506	(8,584)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	233	23,381	26,350	6,637
Toast, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	724	28,765	26,390	(1,464)
					9,925	1,453,582	1,503,531	105,340
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,030	45,790	53,859	13,074
B&G Foods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,155	10,550	7,958	(1,218)
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	01/12/29	616	25,808	23,396	(1,432)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/29/25	1,721	109,194	107,149	3,577
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,168	169,644	171,162	7,702
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	201	47,681	44,421	(1,776)
Darling Ingredients, Inc.	USFF +0.250%	Weekly	MS	03/12/29	4,386	151,536	147,764	1,050
General Mills, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,009	256,034	255,654	7,771
Hain Celestial Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	649	4,507	3,991	(378)
Ingredion, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,108	145,293	152,416	12,585
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	09/13/29	1,080	124,310	118,930	(1,426)
Kellanova	USFF +0.250%	Weekly	MS	07/11/28	858	54,394	69,472	18,150
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,911	65,475	61,381	(1,519)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	1,542	49,850	47,355	208
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/10/28	88	16,386	15,236	(315)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	08/29/25	413	22,973	23,673	1,767
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	1,356	89,900	80,994	(5,410)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	09/13/29	228	12,216	11,984	152
National Beverage Corp.	USFF +0.250%	Weekly	MS	09/13/29	66	2,863	2,816	39

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	03/12/29	654	$107,485	$99,447	$(3,683)
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	09/13/29	556	70,166	66,915	(343)
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	03/12/29	3,495	166,571	158,638	(2,632)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,057	186,418	175,594	(3,456)
Utz Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	478	7,790	7,485	(1)
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	759	17,852	28,015	10,726
Vital Farms, Inc.	USFF +0.250%	Weekly	MS	03/12/29	715	21,630	26,948	6,002
WK Kellogg Co.	USFF +0.250%	Weekly	MS	09/13/29	1,563	28,070	28,118	1,008
					39,862	2,010,386	1,990,771	60,222
Health Care Equipment & Services
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	09/13/29	141	17,663	17,674	568
Alcon AG (Switzerland)	USFF +0.250%	Weekly	MS	03/12/29	20	1,886	1,698	(750)
Align Technology, Inc.	USFF +0.250%	Weekly	MS	09/13/29	543	113,480	113,221	3,351
Amedisys, Inc.	USFF +0.250%	Weekly	MS	09/13/29	251	21,430	22,788	2,035
Astrana Health, Inc.	USFF +0.250%	Weekly	MS	09/13/29	140	4,684	4,414	(126)
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	630	12,275	10,030	(1,860)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,558	46,491	45,431	416
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	09/13/29	801	71,829	71,545	1,999
Butterfly Network, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3,770	12,652	11,762	(492)
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	741	168,617	166,488	3,482
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,044	65,292	63,246	28
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/11/28	1,049	297,231	289,671	2,191
CVS Health Corp.	USFF +0.250%	Weekly	MS	09/13/29	7,251	334,638	325,497	1,661
DaVita, Inc.	USFF +0.250%	Weekly	MS	03/12/29	222	33,156	33,200	1,095
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,631	39,587	30,956	(6,968)
Edwards Lifesciences Corp.	USFF +0.250%	Weekly	MS	09/13/29	827	58,901	61,223	4,192
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	231	101,593	85,216	(12,726)
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	03/12/29	2,347	40,111	45,274	6,435
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,391	107,985	108,748	4,282
GeneDx Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	256	10,644	19,676	9,366
Globus Medical, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	1,447	120,325	119,681	3,184

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	03/12/29	155	$50,594	$46,523	$(2,374)
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,348	177,121	169,267	(2,217)
Humana, Inc.	USFF +0.250%	Weekly	MS	03/12/29	467	124,075	118,483	(1,138)
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	03/12/29	718	116,236	111,412	(1,127)
Insulet Corp.	USFF +0.250%	Weekly	MS	09/13/29	181	48,474	47,254	319
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	03/12/29	1,559	75,751	72,197	(1,146)
McKesson Corp.	USFF +0.250%	Weekly	MS	09/13/29	70	41,824	39,894	(577)
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	389	30,152	31,073	2,368
Merit Medical Systems, Inc.	USFF +0.250%	Weekly	MS	03/12/29	161	14,490	15,572	1,538
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	264	78,680	76,837	658
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	385	10,721	17,140	6,755
Paragon 28, Inc.	USFF +0.250%	Weekly	MS	09/13/29	29	294	300	10
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,497	19,297	19,641	953
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	249	5,452	6,265	982
PROCEPT BioRobotics Corp.	USFF +0.250%	Weekly	MS	01/12/29	72	6,642	5,797	(638)
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	348	67,490	79,584	14,606
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	09/13/29	1,376	26,459	25,938	316
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	360	22,732	23,782	1,769
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	237	51,816	48,718	(1,226)
Stryker Corp.	USFF +0.250%	Weekly	MS	09/13/29	122	44,270	43,926	1,163
Teleflex, Inc.	USFF +0.250%	Weekly	MS	09/13/29	179	42,073	31,858	(8,820)
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,420	179,352	179,247	5,603
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	307	154,154	155,299	5,198
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	238	40,367	42,702	3,563
US Physical Therapy, Inc.	USFF +0.250%	Weekly	MS	09/13/29	21	1,890	1,863	28
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	2,930	648,272	616,033	(11,595)
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	803	85,402	84,821	2,387
					43,176	3,844,550	3,758,865	38,721

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	09/13/29	239	$7,355	$7,899	$773
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	03/12/29	129	13,082	13,508	874
Clorox Co. (The)	USFF +0.250%	Weekly	MS	09/13/29	336	54,511	54,570	1,790
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	657	57,356	59,728	4,899
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	3,767	29,997	26,218	(2,828)
Edgewell Personal Care Co.	USFF +0.250%	Weekly	MS	01/12/29	640	23,340	21,504	(914)
Energizer Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,479	53,811	51,602	(444)
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	397	25,300	29,767	5,381
Honest Co., Inc. (The)	USFF +0.250%	Weekly	MS	09/13/29	7,440	52,484	51,559	742
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	513	65,503	67,224	6,374
Oddity Tech Ltd., Class A (Israel)	USFF +0.250%	Weekly	MS	01/12/29	454	15,301	19,077	4,258
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	09/13/29	518	87,514	86,843	2,196
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	424	11,835	11,444	226
					16,993	497,389	500,943	23,327
Materials
AdvanSix, Inc.	USFF +0.250%	Weekly	MS	09/13/29	42	1,183	1,197	46
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	1,995	158,165	156,029	3,106
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	09/13/29	782	168,634	156,494	(6,773)
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	117	18,365	18,381	599
Ashland, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,069	86,378	76,391	(6,875)
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	104	21,185	19,462	(949)
Avient Corp.	USFF +0.250%	Weekly	MS	03/12/29	1,492	66,800	60,963	(3,379)
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	09/13/29	22	753	753	18
Balchem Corp.	USFF +0.250%	Weekly	MS	09/13/29	37	6,273	6,031	(16)
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	413	24,505	22,769	(445)
Cabot Corp.	USFF +0.250%	Weekly	MS	01/12/29	977	94,573	89,210	(2,124)
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	09/13/29	77	11,832	13,068	1,608
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,249	108,312	106,565	1,698
Commercial Metals Co.	USFF +0.250%	Weekly	MS	03/12/29	2,583	132,422	128,117	29

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Corteva, Inc.	USFF +0.250%	Weekly	MS	09/13/29	788	$45,677	$44,884	$658
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,971	168,964	162,982	(384)
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,467	119,818	111,859	(3,126)
Eagle Materials, Inc.	USFF +0.250%	Weekly	MS	09/13/29	690	180,439	170,264	(4,386)
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	03/12/29	359	34,943	32,784	(770)
Ecolab, Inc.	USFF +0.250%	Weekly	MS	09/13/29	149	36,595	34,914	(424)
Element Solutions, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,500	39,446	38,145	(50)
FMC Corp.	USFF +0.250%	Weekly	MS	03/12/29	4,959	278,928	241,057	(25,674)
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	26,471	111,186	113,561	5,911
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,193	52,451	45,429	(5,324)
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	5,693	46,339	46,113	1,266
Ingevity Corp.	USFF +0.250%	Weekly	MS	09/13/29	655	29,206	26,691	(1,590)
Innospec, Inc.	USFF +0.250%	Weekly	MS	09/13/29	137	15,393	15,078	173
International Paper Co.	USFF +0.250%	Weekly	MS	01/12/29	3,784	198,802	203,655	11,865
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	16,410	157,335	152,121	61
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	224	93,841	93,782	3,981
Louisiana-Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	220	21,068	22,781	2,433
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	03/12/29	556	50,337	41,294	(5,245)
Mativ Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	599	10,167	6,529	(3,169)
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	114	7,602	8,688	1,368
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	42,727	113,420	105,963	(3,849)
NewMarket Corp.	USFF +0.250%	Weekly	MS	08/29/25	43	17,739	22,719	6,230
Nucor Corp.	USFF +0.250%	Weekly	MS	09/13/29	391	45,652	45,634	1,645
Olin Corp.	USFF +0.250%	Weekly	MS	09/13/29	2,345	82,006	79,261	(138)
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	09/13/29	427	52,364	51,005	403
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	161	28,227	22,662	(4,503)
Reliance, Inc.	USFF +0.250%	Weekly	MS	09/13/29	9	2,426	2,423	89
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	09/13/29	825	113,422	108,776	(1,038)
RPM International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	1,220	153,913	150,133	1,118

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	441	$26,036	$29,256	$5,294
Sensient Technologies Corp.	USFF +0.250%	Weekly	MS	09/13/29	176	13,199	12,542	(237)
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	730	37,500	37,997	1,866
SilverCrest Metals, Inc. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	466	4,340	4,241	33
Southern Copper Corp.	USFF +0.250%	Weekly	MS	09/13/29	703	71,036	64,064	(4,600)
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,319	15,478	14,113	(861)
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	09/13/29	4,698	201,058	190,410	(4,142)
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	09/13/29	822	221,420	211,443	(2,866)
					136,401	3,797,153	3,620,683	(41,439)
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,128	168,795	213,530	50,628
Angi, Inc.	USFF +0.250%	Weekly	MS	09/13/29	70	114	116	1
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	8,095	69,724	65,893	(1,615)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	259	84,364	88,777	7,096
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	7,706	303,558	289,206	(4,365)
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	03/12/29	286	42,054	41,842	1,174
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,089	22,705	21,769	(218)
Fox Corp., Class A	USFF +0.250%	Weekly	MS	03/12/29	786	31,824	38,184	7,465
Getty Images Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	27	59	58	(4)
IAC, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,176	55,450	50,733	(2,957)
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,009	28,889	28,272	1,739
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	451	20,380	19,713	110
Match Group, Inc.	USFF +0.250%	Weekly	MS	03/12/29	917	32,963	29,995	(1,923)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	347	127,327	203,172	80,484
National CineMedia, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2	13	13	(5)
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	109	79,556	97,154	20,127
News Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,745	44,947	48,057	4,658
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,556	140,914	133,878	(1,078)
Pinterest, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	142	4,139	4,118	106

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
ROBLOX Corp., Class A	USFF +0.250%	Weekly	MS	09/13/29	1,032	$61,617	$59,712	$52
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	5,177	117,762	118,036	4,019
Sphere Entertainment Co.	USFF +0.250%	Weekly	MS	01/12/29	442	15,312	17,821	2,992
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	717	323,732	320,771	7,347
TEGNA, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,595	29,477	29,173	711
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	09/13/29	64	7,555	7,522	202
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,572	13,919	22,861	9,380
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	03/12/29	981	101,659	109,234	11,161
Yelp, Inc.	USFF +0.250%	Weekly	MS	01/12/29	903	31,023	34,946	4,906
					41,383	1,959,831	2,094,556	202,193
Pharmaceuticals, Biotechnology & Life Sciences
ACADIA Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	09/13/29	827	13,986	15,175	1,630
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	09/13/29	7,522	138,957	129,002	(5,534)
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	03/12/29	2,366	19,391	18,739	(40)
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/08/27	226	9,404	8,391	(719)
Biogen, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,167	191,211	178,458	(6,668)
BioLife Solutions, Inc.	USFF +0.250%	Weekly	MS	03/12/29	230	5,703	5,971	444
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	03/12/29	593	23,923	33,540	11,328
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	03/12/29	271	52,278	50,027	(591)
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	652	15,510	18,680	3,658
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,784	182,055	166,924	(9,337)
Exelixis, Inc.	USFF +0.250%	Weekly	MS	09/13/29	5,668	195,231	188,744	(273)
Fortrea Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	5,139	102,758	95,842	(3,648)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	09/13/29	85	7,481	7,851	1,411
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,171	58,504	55,986	(660)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	997	$30,099	$34,307	$5,161
Illumina, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,867	252,890	249,487	4,648
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,089	18,917	18,894	575
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	228	48,046	44,804	(1,716)
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	343	39,510	42,240	3,983
Johnson & Johnson	USFF +0.250%	Weekly	MS	09/13/29	1,179	176,224	170,507	581
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	09/13/29	58	6,330	6,215	81
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,826	192,310	181,650	(1,844)
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	34	42,288	41,605	659
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	03/12/29	878	15,054	16,542	1,962
Pfizer, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,489	37,959	39,503	(1,183)
Phibro Animal Health Corp., Class A	USFF +0.250%	Weekly	MS	09/13/29	105	2,281	2,205	(9)
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	1,997	88,840	88,926	2,912
Repligen Corp.	USFF +0.250%	Weekly	MS	03/12/29	258	33,192	37,137	4,996
Revvity, Inc.	USFF +0.250%	Weekly	MS	03/12/29	896	106,244	100,003	(2,833)
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	03/12/29	713	23,795	25,782	2,740
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	131	72,583	68,150	(2,064)
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	09/13/29	317	115,465	111,850	58
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	09/13/29	901	358,900	362,833	15,360
Viatris, Inc.	USFF +0.250%	Weekly	MS	09/13/29	7,683	97,872	95,653	1,385
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/08/27	445	73,052	72,504	1,773
					63,135	2,848,243	2,784,127	28,226
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	03/12/29	514	70,072	62,086	(5,759)
Ambarella, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	09/13/29	1,531	109,732	111,365	5,123
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	09/13/29	234	50,238	49,716	1,164

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,889	$323,693	$307,208	$(5,929)
Axcelis Technologies, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,382	99,909	96,560	(172)
Broadcom, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,458	573,224	569,863	16,498
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,204	138,536	119,894	(14,234)
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	03/12/29	831	32,962	35,658	3,741
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	8,683	629,690	627,173	17,810
Marvell Technology, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,760	193,377	194,392	7,169
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,560	89,738	89,466	2,581
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,036	100,877	87,190	(10,272)
MKS Instruments, Inc.	USFF +0.250%	Weekly	MS	03/12/29	245	25,950	25,576	506
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	105	68,082	62,129	(3,485)
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,780	530,841	641,906	127,409
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	665	139,808	138,220	4,194
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	882	58,519	55,610	(1,050)
Penguin Solutions, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	03/12/29	582	11,193	11,169	327
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	877	15,257	20,662	5,886
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,561	143,635	109,161	(29,904)
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,056	149,837	162,223	20,499
Semtech Corp.	USFF +0.250%	Weekly	MS	09/13/29	5,256	339,111	325,084	(3,231)
SiTime Corp.	USFF +0.250%	Weekly	MS	09/13/29	286	70,323	61,356	(6,733)
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,807	167,225	160,245	(388)
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	09/13/29	223	42,450	41,815	(4,001)
Universal Display Corp.	USFF +0.250%	Weekly	MS	09/13/29	601	93,505	87,866	(2,548)
					42,008	4,267,784	4,253,593	125,201
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	09/13/29	380	135,056	133,680	2,921
ACI Worldwide, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,719	146,191	141,143	(397)
Adobe, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,050	474,015	466,914	4,336

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	282	$15,504	$17,146	$2,130
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	09/13/29	110	9,437	9,365	277
Appfolio, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	12	2,511	2,961	525
Appian Corp., Class A	USFF +0.250%	Weekly	MS	09/13/29	584	19,971	19,260	(80)
ASGN, Inc.	USFF +0.250%	Weekly	MS	09/13/29	609	52,682	50,754	(255)
AvePoint, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,112	19,172	18,359	(207)
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/12/29	70	4,898	5,174	427
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	13,054	50,044	49,344	889
BlackLine, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,481	77,419	89,986	15,028
Blend Labs, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	3,538	15,706	14,895	(316)
Box, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	362	9,992	11,439	1,760
C3.ai, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	2,749	108,480	94,648	(11,494)
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	03/12/29	183	47,084	54,984	9,394
Clearwater Analytics Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	9,391	273,181	258,440	(6,044)
Commvault Systems, Inc.	USFF +0.250%	Weekly	MS	09/13/29	145	21,291	21,882	1,264
DocuSign, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3,104	291,927	279,174	(3,460)
DoubleVerify Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,382	81,808	84,178	4,971
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/12/29	2,232	44,238	44,595	1,762
Elastic NV (Netherlands)	USFF +0.250%	Weekly	MS	09/13/29	645	66,213	63,907	(203)
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	09/13/29	167	40,442	39,048	(111)
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	09/13/29	67	139,497	133,392	(1,666)
Fortinet, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,048	79,155	99,015	22,376
Gartner, Inc.	USFF +0.250%	Weekly	MS	09/13/29	180	89,057	87,205	979
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,041	242,831	247,543	13,601
Gitlab, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	541	31,913	30,485	(416)
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	74	14,739	14,605	330
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/12/29	87	12,352	14,666	2,703
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	1,325	32,826	34,357	2,571
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	113	14,915	21,890	7,685
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/25	313	121,818	131,930	15,921
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,621	36,055	36,275	1,363
Okta, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,827	152,086	143,968	(3,279)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	09/13/29	570	$104,889	$103,717	$2,164
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	440	25,797	41,008	16,053
Procore Technologies, Inc.	USFF +0.250%	Weekly	MS	09/13/29	601	47,869	45,033	(1,317)
Progress Software Corp.	USFF +0.250%	Weekly	MS	09/13/29	398	26,254	25,930	507
PTC, Inc.	USFF +0.250%	Weekly	MS	01/12/29	251	46,666	46,151	966
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,298	109,803	130,644	24,333
Qualys, Inc.	USFF +0.250%	Weekly	MS	03/12/29	411	53,060	57,630	6,255
Rapid7, Inc.	USFF +0.250%	Weekly	MS	03/12/29	962	34,556	38,701	5,241
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	03/12/29	119	63,604	61,862	338
Salesforce, Inc.	USFF +0.250%	Weekly	MS	09/13/29	222	76,936	74,221	(212)
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	151	121,260	160,078	42,676
Smartsheet, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	535	26,934	29,976	3,895
Synopsys, Inc.	USFF +0.250%	Weekly	MS	09/13/29	213	106,373	103,382	392
Teradata Corp.	USFF +0.250%	Weekly	MS	03/12/29	669	19,157	20,839	2,287
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	1,266	82,810	136,829	56,652
Tyler Technologies, Inc.	USFF +0.250%	Weekly	MS	09/13/29	8	4,610	4,613	145
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	277	48,719	57,328	10,156
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,061	6,891	6,748	71
					75,050	3,980,694	4,111,297	255,887
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	03/12/29	604	38,775	41,948	4,527
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	110	5,716	9,072	3,555
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	579	24,128	26,287	3,136
CompoSecure, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	399	6,185	6,117	124
Corning, Inc.	USFF +0.250%	Weekly	MS	09/13/29	805	38,462	38,254	1,050
Daktronics, Inc.	USFF +0.250%	Weekly	MS	09/13/29	495	8,628	8,346	(13)
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	09/13/29	246	31,761	28,349	(2,406)
Digi International, Inc.	USFF +0.250%	Weekly	MS	09/13/29	78	2,373	2,358	55
ePlus, Inc.	USFF +0.250%	Weekly	MS	03/12/29	351	30,555	25,932	(3,655)
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	153	24,734	38,475	14,523
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	24,255	521,068	517,844	16,426
HP, Inc.	USFF +0.250%	Weekly	MS	08/29/25	2,171	74,150	70,840	709
IPG Photonics Corp.	USFF +0.250%	Weekly	MS	09/13/29	84	6,082	6,108	215

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,011	$102,574	$109,774	$10,463
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,048	37,707	39,248	2,369
Knowles Corp.	USFF +0.250%	Weekly	MS	09/13/29	335	6,218	6,677	652
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	09/13/29	433	204,642	200,146	2,201
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	157	5,887	5,583	(54)
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/07/27	500	51,805	58,040	8,766
PAR Technology Corp.	USFF +0.250%	Weekly	MS	09/13/29	930	71,195	67,583	(1,349)
PC Connection, Inc.	USFF +0.250%	Weekly	MS	09/13/29	6	413	416	10
Plexus Corp.	USFF +0.250%	Weekly	MS	03/12/29	435	66,824	68,069	3,369
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	245	26,581	24,894	(845)
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	405	18,938	19,217	877
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	1,696	144,773	146,382	7,985
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	237	33,927	33,884	1,186
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	03/12/29	87	36,127	40,379	5,398
Ubiquiti, Inc.	USFF +0.250%	Weekly	MS	09/13/29	51	17,349	16,928	127
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,873	424,325	409,837	(977)
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	09/13/29	443	172,063	171,095	4,508
					45,222	2,233,965	2,238,082	82,932
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,470	68,969	79,012	14,524
BCE, Inc. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	3,229	89,863	74,848	(10,524)
Gogo, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,258	9,806	10,177	678
IDT Corp., Class B	USFF +0.250%	Weekly	MS	09/13/29	76	3,707	3,612	19
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,338	35,428	38,829	4,983
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	8,476	123,224	114,935	(3,672)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	815	168,170	179,895	17,908
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,459	99,162	98,335	4,453
					21,121	598,329	599,643	28,369

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation
Canadian Pacific Kansas City Ltd. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	270	$20,191	$19,540	$(10)
CSX Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,088	69,961	67,380	346
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,383	79,487	83,672	6,782
FedEx Corp.	USFF +0.250%	Weekly	MS	01/12/29	495	132,711	139,258	11,412
Forward Air Corp.	USFF +0.250%	Weekly	MS	03/12/29	1,193	40,343	38,474	(785)
Genco Shipping & Trading Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	03/12/29	423	7,178	5,897	(887)
Golden Ocean Group Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	03/12/29	1,433	16,896	12,840	(2,984)
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	03/12/29	574	6,783	6,440	(118)
Hub Group, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	176	7,719	7,843	364
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/11/28	739	125,456	126,118	5,049
Lyft, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	553	9,396	7,134	(1,969)
Matson, Inc.	USFF +0.250%	Weekly	MS	09/13/29	228	32,837	30,744	(1,053)
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	09/13/29	157	27,846	27,695	688
Schneider National, Inc., Class B	USFF +0.250%	Weekly	MS	09/13/29	1,739	52,480	50,918	136
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,618	141,421	162,010	25,089
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	982	60,099	59,234	1,044
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	256	58,477	58,378	2,044
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	09/13/29	1,169	151,892	147,411	744
Werner Enterprises, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,155	42,320	41,488	655
					16,631	1,083,493	1,092,474	46,547
Utilities
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	191	24,457	23,778	544
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	185	22,944	25,765	3,835
Brookfield Renewable Corp. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	1,949	57,937	53,909	(2,187)
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,090	465,488	467,554	17,153
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	03/12/29	5,056	285,375	272,316	976
Middlesex Water Co.	USFF +0.250%	Weekly	MS	09/13/29	68	3,773	3,579	(80)
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	03/12/29	1,192	71,615	72,331	3,976

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	569	$42,332	$51,335	$11,360
Southern Co. (The)	USFF +0.250%	Weekly	MS	03/12/29	1,388	121,804	114,260	(2,545)
Southwest Gas Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	784	55,857	55,437	1,917
Spire, Inc.	USFF +0.250%	Weekly	MS	09/13/29	348	23,278	23,605	1,063
Talen Energy Corp.	USFF +0.250%	Weekly	MS	09/13/29	2,091	430,795	421,274	4,196
Vistra Corp.	USFF +0.250%	Weekly	MS	09/13/29	370	47,386	51,012	5,212
					16,281	1,653,041	1,636,155	45,420

Total Reference Entity — Long						48,439,338	48,345,598	1,576,477
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	09/17/29	(7,301)	$(432,025)	$(441,564)	$(11,460)
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,187)	(274,065)	(217,550)	55,295
Garrett Motion, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,310)	(12,038)	(11,829)	150
Gentex Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,268)	(39,581)	(36,430)	3,220
Goodyear Tire & Rubber Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(9,267)	(81,483)	(83,403)	(2,286)
Harley-Davidson, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,069)	(34,825)	(32,209)	2,325
Lucid Group, Inc.	USFF -1.120%	Weekly	MS	09/17/29	(8,416)	(19,081)	(25,416)	(8,100)
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,813)	(341,988)	(326,111)	13,853
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,228)	(109,477)	(102,022)	6,552
QuantumScape Corp.	USFF -0.780%	Weekly	MS	07/11/28	(4,476)	(30,034)	(23,230)	7,835
Rivian Automotive, Inc., Class A	USFF -0.630%	Weekly	MS	09/17/29	(6,941)	(77,130)	(92,315)	(16,095)
Tesla, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(404)	(159,542)	(163,151)	(4,321)
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,546)	(162,503)	(147,968)	13,962
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(897)	(51,923)	(42,859)	8,829
					(54,123)	(1,825,695)	(1,746,057)	69,759
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,222)	(119,587)	(143,805)	(26,731)
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,634)	(240,877)	(222,692)	17,112
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,583)	(400,805)	(298,595)	101,038
AGCO Corp.	USFF -0.250%	Weekly	MS	09/17/29	(6,922)	(663,489)	(647,069)	12,567
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(566)	(54,774)	(45,263)	8,692
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,694)	(174,760)	(86,735)	87,245

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
American Woodmark Corp.	USFF -0.250%	Weekly	MS	09/17/29	(594)	$(51,180)	$(47,241)	$3,707
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,310)	(115,962)	(126,729)	(11,770)
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(296)	(1,811)	(1,788)	10
Astec Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	(873)	(28,572)	(29,333)	(1,110)
Atmus Filtration Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,717)	(288,384)	(341,532)	(56,020)
ATS Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(436)	(13,247)	(13,289)	(107)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(235)	(144,388)	(139,665)	4,183
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,679)	(261,549)	(272,133)	(12,135)
Bloom Energy Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,936)	(52,115)	(65,209)	(13,582)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(2,106)	(401,348)	(372,762)	26,802
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(1,130)	(159,728)	(134,312)	22,129
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,331)	(298,579)	(259,650)	38,364
Byrna Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(337)	(9,817)	(9,709)	59
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,019)	(69,369)	(65,214)	3,606
Carrier Global Corp.	USFF -0.250%	Weekly	MS	09/17/29	(955)	(71,527)	(65,188)	6,035
Columbus McKinnon Corp.	USFF -0.250%	Weekly	MS	09/17/29	(79)	(2,949)	(2,942)	(11)
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,800)	(334,746)	(424,608)	(91,351)
Core & Main, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(8,753)	(416,519)	(445,615)	(30,947)
Crane Co.	USFF -0.250%	Weekly	MS	09/17/29	(494)	(80,549)	(74,964)	5,167
Distribution Solutions Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(80)	(3,039)	(2,752)	268
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,486)	(284,972)	(258,653)	25,325
Enerpac Tool Group Corp.	USFF -0.250%	Weekly	MS	09/17/29	(688)	(32,801)	(28,270)	4,463
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(2,669)	(258,748)	(246,696)	10,225
Enovix Corp.	USFF -2.130%	Weekly	MS	07/16/29	(5,969)	(51,726)	(64,883)	(13,680)
EnPro Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(534)	(89,951)	(92,088)	(2,878)
Eos Energy Enterprises, Inc.	USFF -10.930%	Weekly	MS	09/17/29	(6,559)	(28,191)	(31,877)	(3,816)
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(791)	(98,015)	(105,369)	(8,169)
Everus Construction Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(570)	(34,148)	(37,477)	(3,683)
Fluor Corp.	USFF -0.250%	Weekly	MS	09/17/29	(12,131)	(655,789)	(598,301)	54,926
Fortive Corp.	USFF -0.250%	Weekly	MS	09/17/29	(810)	(60,773)	(60,750)	(252)
Fortune Brands Innovations, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(958)	(75,506)	(65,460)	10,368

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Gates Industrial Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	09/17/29	(996)	$(19,582)	$(20,488)	$(1,100)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,209)	(155,153)	(187,347)	(36,136)
GMS, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,057)	(273,255)	(259,325)	12,607
Graco, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(424)	(38,377)	(35,739)	2,619
Honeywell International, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(643)	(149,037)	(145,247)	3,149
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,267)	(742,451)	(617,365)	116,859
Hyster-Yale, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(190)	(10,226)	(9,677)	471
IDEX Corp.	USFF -0.250%	Weekly	MS	09/17/29	(604)	(139,629)	(126,411)	13,178
Intuitive Machines, Inc.	USFF -2.830%	Weekly	MS	09/17/29	(5,309)	(81,030)	(96,411)	(15,746)
ITT, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(738)	(109,546)	(105,445)	3,348
Janus International Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,022)	(23,200)	(22,212)	880
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,837)	(67,586)	(31,425)	35,856
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,481)	(156,401)	(188,235)	(32,683)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,534)	(43,241)	(37,022)	6,023
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(727)	(55,281)	(30,534)	25,683
Miller Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(386)	(24,435)	(25,229)	(1,039)
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(690)	(141,061)	(135,820)	4,294
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,248)	(200,489)	(185,665)	13,844
National Presto Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(29)	(2,719)	(2,854)	(153)
Nordson Corp.	USFF -0.250%	Weekly	MS	09/17/29	(946)	(200,235)	(197,941)	1,365
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/12/29	(665)	(79,907)	(63,222)	16,584
Owens Corning	USFF -0.250%	Weekly	MS	09/17/29	(444)	(83,058)	(75,622)	7,907
Plug Power, Inc.	USFF -1.952%	Weekly	MS	01/10/28	(47,351)	(221,504)	(100,858)	119,659
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(215)	(72,646)	(64,315)	8,337
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,849)	(38,528)	(42,619)	(4,498)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,031)	(1,158,503)	(1,152,019)	(576)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,754)	(87,614)	(96,102)	(10,210)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,327)	(620,009)	(551,716)	64,926
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(599)	(85,961)	(78,930)	6,814
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(13,985)	(450,382)	(476,609)	(28,578)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Stantec, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(709)	$(59,398)	$(55,621)	$3,319
Sunrun, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(10,464)	(108,876)	(96,792)	11,596
Symbotic, Inc.	USFF -2.630%	Weekly	MS	09/17/29	(3,280)	(95,795)	(77,769)	17,597
Terex Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,259)	(246,634)	(196,851)	48,273
Timken Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(4,949)	(376,344)	(353,210)	20,847
Transcat, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(231)	(24,527)	(24,426)	(13)
Trex Co., Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,175)	(304,726)	(288,200)	15,253
Triumph Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,581)	(29,724)	(29,501)	85
Watts Water Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(227)	(49,693)	(46,149)	3,338
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,769)	(79,499)	(118,126)	(40,326)
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/10/28	(707)	(91,058)	(82,026)	9,094
					(231,854)	(13,127,610)	(12,459,693)	588,796
Commercial & Professional Services
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(19,089)	(143,976)	(132,096)	10,478
Amentum Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(113)	(2,419)	(2,376)	26
Brady Corp., Class A	USFF -0.250%	Weekly	MS	09/17/29	(524)	(39,026)	(38,697)	150
Brink's Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(28)	(2,576)	(2,598)	(34)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(788)	(73,723)	(83,378)	(10,233)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(803)	(65,771)	(65,709)	(276)
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	09/17/29	(826)	(24,577)	(24,970)	(507)
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(30,563)	(207,347)	(155,260)	51,162
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,921)	(187,220)	(126,392)	58,379
Copart, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,925)	(310,997)	(282,646)	28,744
CRA International, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(155)	(29,609)	(29,016)	397
Dayforce, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,131)	(151,684)	(154,796)	(3,950)
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,713)	(68,525)	(43,788)	24,385
GEO Group, Inc. (The)	USFF -0.250%	Weekly	MS	09/17/29	(2,421)	(37,780)	(67,740)	(30,400)
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(590)	(21,805)	(26,279)	(5,116)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(557)	(57,477)	(69,213)	(12,052)
Insperity, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,966)	(156,087)	(152,385)	2,148
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,061)	(47,763)	(53,028)	(5,606)
Liquidity Services, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(123)	(3,961)	(3,972)	(34)
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,519)	(85,109)	(79,494)	4,787

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,922)	$(89,344)	$(54,203)	$34,740
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,298)	(30,614)	(24,454)	6,162
Paychex, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,184)	(305,650)	(306,240)	(1,950)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(110)	(23,706)	(22,547)	1,163
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,277)	(39,844)	(42,284)	(2,816)
Robert Half, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,574)	(241,851)	(251,824)	(13,638)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	01/12/29	(342)	(46,371)	(38,229)	8,177
SS&C Technologies Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,039)	(78,725)	(78,735)	(349)
Thomson Reuters Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(126)	(20,589)	(20,208)	286
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(741)	(69,736)	(67,261)	2,161
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,704)	(40,772)	(41,203)	(617)
VSE Corp.	USFF -0.250%	Weekly	MS	07/16/29	(957)	(88,436)	(91,011)	(3,226)
Waste Connections, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(970)	(175,785)	(166,433)	8,751
WNS Holdings Ltd. (Jersey)	USFF -0.250%	Weekly	MS	09/17/29	(1,120)	(59,690)	(53,077)	6,354
					(101,180)	(3,028,545)	(2,851,542)	157,646
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(125)	(5,870)	(5,911)	(72)
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,904)	(101,459)	(83,698)	17,304
AutoNation, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(874)	(147,248)	(148,440)	(1,850)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,846)	(556,904)	(583,900)	(29,665)
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(789)	(228,663)	(224,912)	2,732
Caleres, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,342)	(33,522)	(31,081)	2,205
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,350)	(731,194)	(766,614)	(40,980)
Dillard's, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(107)	(41,917)	(46,196)	(8,700)
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(733)	(80,337)	(73,080)	6,995
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,212)	(49,017)	(48,133)	661
Genuine Parts Co.	USFF -0.250%	Weekly	MS	09/17/29	(5,843)	(685,974)	(682,229)	(3,462)
Group 1 Automotive, Inc.	USFF -0.250%	Weekly	MS	03/12/29	(129)	(54,809)	(54,371)	238
Kohl's Corp.	USFF -1.130%	Weekly	MS	09/17/29	(438)	(6,080)	(6,150)	580
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(159)	(54,632)	(56,831)	(2,531)
Macy's, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,040)	(49,830)	(51,467)	(2,369)
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(836)	(27,841)	(24,202)	3,583

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Murphy USA, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(69)	$(36,085)	$(34,621)	$1,224
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,568)	(41,735)	(37,179)	4,464
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,914)	(195,839)	(210,023)	(15,942)
Penske Automotive Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	(668)	(108,992)	(101,830)	5,418
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,668)	(36,672)	(37,597)	(1,093)
Signet Jewelers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(74)	(6,047)	(5,973)	43
Tractor Supply Co.	USFF -0.250%	Weekly	MS	09/17/29	(1,530)	(92,108)	(81,182)	10,399
Urban Outfitters, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(520)	(24,687)	(28,538)	(4,602)
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,834)	(128,172)	(102,534)	25,472
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	09/17/29	(845)	(26,235)	(35,000)	(10,950)
					(48,417)	(3,551,869)	(3,561,692)	(40,898)
Consumer Durables & Apparel
Amer Sports, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	09/17/29	(149)	(4,218)	(4,166)	28
Brunswick Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,830)	(235,229)	(183,044)	49,809
Canada Goose Holdings, Inc. (Canada)	USFF -2.580%	Weekly	MS	09/17/29	(786)	(7,890)	(7,884)	(34)
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(1,689)	(85,557)	(35,570)	56,282
Carter's, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(551)	(30,527)	(29,859)	528
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(85)	(36,420)	(37,930)	(1,930)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(8,583)	(44,058)	(53,129)	(9,272)
Funko, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(339)	(4,338)	(4,539)	(226)
Hovnanian Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(78)	(10,607)	(10,438)	117
La-Z-Boy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,958)	(87,278)	(85,310)	1,384
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,501)	(580,605)	(573,997)	4,029
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(263)	(21,258)	(20,719)	440
Polaris, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,053)	(91,316)	(60,674)	29,775
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/16/29	(1,290)	(121,795)	(125,594)	(4,344)
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(9,686)	(611,938)	(651,287)	(44,147)
Skyline Champion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(950)	(80,753)	(83,695)	(3,604)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,359)	(59,980)	(48,068)	11,169

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	09/17/29	(12,022)	$(97,125)	$(94,493)	$2,196
Whirlpool Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,179)	(129,002)	(134,972)	(10,281)
YETI Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,235)	(52,087)	(47,560)	4,810
					(47,586)	(2,391,981)	(2,292,928)	86,729
Consumer Services
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,029)	(264,424)	(242,949)	22,196
Choice Hotels International, Inc.	USFF -1.330%	Weekly	MS	01/12/29	(614)	(77,302)	(87,176)	(10,409)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,687)	(187,557)	(116,339)	70,543
Darden Restaurants, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(577)	(107,915)	(107,720)	(288)
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(447)	(25,767)	(13,048)	12,599
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,703)	(180,608)	(198,638)	(18,835)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,412)	(107,661)	(100,717)	6,393
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,312)	(581,511)	(571,434)	7,455
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,171)	(77,589)	(51,348)	25,210
Kura Sushi USA, Inc., Class A	USFF -1.530%	Weekly	MS	07/16/29	(371)	(22,781)	(33,605)	(10,930)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,761)	(149,919)	(141,805)	7,555
Marriott International, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(640)	(184,044)	(178,522)	5,049
MGM Resorts International	USFF +0.250%	Weekly	MS	01/12/29	(15,431)	(596,013)	(534,684)	58,679
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(22,212)	(204,341)	(161,925)	41,449
Portillo's, Inc., Class A	USFF -0.530%	Weekly	MS	01/10/28	(7,338)	(134,569)	(68,977)	65,048
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(1,598)	(116,147)	(104,158)	10,419
Sabre Corp.	USFF -0.250%	Weekly	MS	09/17/29	(6,464)	(24,270)	(23,594)	564
Service Corp. International	USFF -0.250%	Weekly	MS	09/17/29	(471)	(39,121)	(37,595)	1,326
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	09/17/29	(3,272)	(151,756)	(157,678)	(6,599)
Vail Resorts, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(794)	(146,922)	(148,835)	(4,027)
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(1,367)	(27,769)	(22,282)	5,823
					(109,671)	(3,407,986)	(3,103,029)	289,220

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,798)	$(255,663)	$(250,001)	$4,132
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	09/17/29	(1,247)	(60,314)	(61,502)	(1,460)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(12,774)	(262,295)	(199,402)	61,725
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(48)	(3,092)	(3,093)	(20)
Kroger Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(4,358)	(269,363)	(266,492)	1,672
Performance Food Group Co.	USFF -0.250%	Weekly	MS	09/17/29	(3,166)	(260,576)	(267,685)	(8,430)
					(24,391)	(1,111,303)	(1,048,175)	57,619
Energy
Antero Resources Corp.	USFF -0.250%	Weekly	MS	09/17/29	(5,116)	(169,625)	(179,316)	(10,447)
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(36,447)	(961,411)	(841,561)	107,490
Archrock, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(8,099)	(203,011)	(201,584)	413
Atlas Energy Solutions, Inc.	USFF -0.630%	Weekly	MS	01/12/29	(6,625)	(143,295)	(146,942)	(7,721)
California Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,654)	(196,157)	(189,606)	3,669
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(6,263)	(366,616)	(321,856)	43,302
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,103)	(605,498)	(479,723)	112,740
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,262)	(370,615)	(241,368)	114,134
Clean Energy Fuels Corp.	USFF -0.274%	Weekly	MS	01/07/27	(18,012)	(77,516)	(45,210)	32,020
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,342)	(122,851)	(188,431)	(70,019)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	08/29/25	(2,308)	(32,345)	(33,720)	(1,593)
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,768)	(79,021)	(69,708)	7,827
Denison Mines Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(40,526)	(76,949)	(72,947)	3,656
Devon Energy Corp.	USFF -0.250%	Weekly	MS	09/17/29	(18,518)	(634,078)	(606,094)	21,780
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,925)	(1,034,111)	(970,693)	57,300
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(4,319)	(174,006)	(183,255)	(15,918)
Energy Fuels, Inc. (Canada)	USFF -2.030%	Weekly	MS	09/17/29	(4,472)	(24,506)	(22,941)	1,451
EQT Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,322)	(101,369)	(107,067)	(8,027)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(20,966)	(348,898)	(261,446)	85,900
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	09/17/29	(3,327)	(383,935)	(357,885)	23,577

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Granite Ridge Resources, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(45)	$(269)	$(291)	$(28)
Gulfport Energy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,354)	(201,856)	(249,407)	(48,451)
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(932)	(32,193)	(29,843)	2,203
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,575)	(97,246)	(146,028)	(67,742)
Kodiak Gas Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,784)	(176,161)	(236,161)	(64,073)
Kosmos Energy Ltd.	USFF -0.253%	Weekly	MS	09/17/29	(71,790)	(259,850)	(245,522)	13,171
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,020)	(19,337)	(20,288)	(1,042)
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(8,896)	(476,920)	(500,489)	(27,882)
New Fortress Energy, Inc.	USFF -2.430%	Weekly	MS	07/08/27	(12,137)	(234,550)	(183,511)	39,227
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(9,062)	(61,947)	(59,809)	1,858
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(15,443)	(94,571)	(119,066)	(25,090)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	09/17/29	(11,064)	(375,673)	(347,410)	21,656
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	09/17/29	(23,558)	(1,191,768)	(1,164,001)	16,423
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,428)	(320,621)	(187,305)	131,883
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(11,479)	(469,539)	(424,149)	38,203
ProFrac Holding Corp., Class A	USFF -4.230%	Weekly	MS	07/08/27	(10,011)	(111,119)	(77,685)	32,936
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(9,297)	(91,342)	(86,741)	4,191
Range Resources Corp.	USFF -0.250%	Weekly	MS	09/17/29	(812)	(29,038)	(29,216)	(311)
REX American Resources Corp.	USFF -0.250%	Weekly	MS	09/17/29	(157)	(6,424)	(6,545)	(156)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,126)	(57,453)	(67,868)	(11,194)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(3,698)	(38,261)	(37,794)	(430)
Solaris Energy Infrastructure, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,509)	(41,660)	(43,429)	(1,994)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,597)	(166,626)	(122,317)	43,609
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,710)	(122,108)	(83,793)	37,769
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	09/17/29	(2,598)	(138,345)	(140,604)	(5,069)
World Kinect Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,930)	(80,593)	(80,604)	(4,122)
					(448,386)	(11,001,283)	(10,211,229)	627,079
Financial Services
Cantaloupe, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(523)	(4,999)	(4,974)	(3)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,838)	$(163,670)	$(148,455)	$15,791
Flywire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,539)	(94,732)	(114,214)	(20,438)
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,518)	(447,405)	(441,405)	3,966
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(93)	(21,084)	(21,022)	(285)
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(60,235)	(314,186)	(228,291)	84,497
Mastercard, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(194)	(102,884)	(102,155)	278
MSCI, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(164)	(102,425)	(98,402)	3,568
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,556)	(116,266)	(125,399)	(10,438)
Shift4 Payments, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(1,020)	(107,012)	(105,856)	677
Visa, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(1,371)	(435,378)	(433,291)	143
WEX, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(252)	(53,183)	(44,181)	9,246
					(79,303)	(1,963,224)	(1,867,645)	87,002
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	09/17/29	(14,078)	(733,543)	(711,221)	19,082
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(2,748)	(277,903)	(213,684)	62,495
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,063)	(71,232)	(109,404)	(41,844)
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,518)	(93,632)	(92,664)	416
Coca-Cola Consolidated, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1)	(1,252)	(1,260)	(19)
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,124)	(135,138)	(126,522)	7,071
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(233)	(19,934)	(20,297)	(456)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,784)	(489,170)	(319,715)	167,249
McCormick & Co., Inc., Non Voting Shares	USFF -0.250%	Weekly	MS	09/17/29	(724)	(60,048)	(55,198)	4,133
Primo Brands Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,212)	(37,465)	(37,293)	—
SunOpta, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(285)	(2,209)	(2,194)	—
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,252)	(224,910)	(219,633)	4,275
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,332)	(66,514)	(73,047)	(8,911)
					(42,354)	(2,212,950)	(1,982,132)	213,491
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,661)	(137,440)	(65,859)	71,534
agilon health, Inc.	USFF -0.262%	Weekly	MS	01/10/28	(43,129)	(194,711)	(81,945)	111,898

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,322)	$(184,942)	$(140,656)	$42,943
Bausch + Lomb Corp. (Canada)	USFF -3.230%	Weekly	MS	07/16/29	(1,420)	(26,043)	(25,645)	242
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	09/17/29	(3,124)	(707,826)	(708,742)	(4,059)
Brookdale Senior Living, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,346)	(55,631)	(52,040)	3,339
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(398)	(10,843)	(10,607)	183
Certara, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,546)	(107,335)	(101,665)	5,188
CorVel Corp.	USFF -0.250%	Weekly	MS	07/16/29	(189)	(19,839)	(21,028)	(1,343)
Dexcom, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(13,678)	(1,000,823)	(1,063,738)	(68,557)
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(1,404)	(80,042)	(74,960)	4,744
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,375)	(382,501)	(367,495)	13,194
Evolent Health, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(4,666)	(51,989)	(52,492)	(739)
GoodRx Holdings, Inc., Class A	USFF -0.580%	Weekly	MS	01/12/29	(16,264)	(122,991)	(75,628)	46,876
Haemonetics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,169)	(189,075)	(169,356)	18,798
Inari Medical, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,479)	(159,470)	(177,603)	(19,483)
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(131)	(23,734)	(24,285)	(688)
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,792)	(471,418)	(502,516)	(33,982)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(15,179)	(410,775)	(344,260)	64,671
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,876)	(493,483)	(439,669)	50,627
Labcorp Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(745)	(174,897)	(170,843)	2,718
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,688)	(316,232)	(240,468)	75,601
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(13,072)	(218,955)	(158,694)	59,285
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(4,702)	(214,442)	(140,120)	72,946
OPKO Health, Inc.	USFF -3.364%	Weekly	MS	09/17/29	(482)	(706)	(709)	(11)
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(935)	(31,877)	(21,692)	10,763
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	09/17/29	(955)	(29,516)	(29,471)	(91)
Privia Health Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,837)	(57,819)	(55,463)	2,073
Progyny, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,098)	(45,851)	(53,440)	(7,798)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(131)	(20,506)	(19,763)	834
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(2,273)	(199,959)	(101,262)	97,805

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
RxSight, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,822)	$(68,464)	$(62,640)	$5,515
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,544)	(208,658)	(106,944)	100,919
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,139)	(66,195)	(27,666)	38,886
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,581)	(381,833)	(266,340)	113,796
TransMedics Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,605)	(129,604)	(100,072)	28,953
					(213,757)	(6,996,425)	(6,055,776)	907,580
Household & Personal Products
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,018)	(382,306)	(378,056)	2,550
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,282)	(244,739)	(160,955)	84,376
Interparfums, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(984)	(141,088)	(129,406)	8,166
Kenvue, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(8,519)	(204,058)	(181,881)	23,253
Oil-Dri Corp. of America	USFF -0.250%	Weekly	MS	09/17/29	(4)	(355)	(351)	(2)
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,131)	(197,510)	(180,048)	15,709
					(17,938)	(1,170,056)	(1,030,697)	134,052
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(592)	(186,354)	(171,704)	12,831
Alamos Gold, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(10,400)	(194,708)	(191,776)	1,929
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,105)	(181,823)	(95,118)	84,045
Algoma Steel Group, Inc. (Canada)	USFF -1.330%	Weekly	MS	01/10/28	(7,453)	(65,146)	(72,890)	(10,013)
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	09/17/29	(3,899)	(41,037)	(36,690)	5,262
Arcadium Lithium PLC (Jersey)	USFF -0.250%	Weekly	MS	01/12/29	(216,162)	(899,039)	(1,108,911)	(213,862)
Arch Resources, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(747)	(108,052)	(105,491)	1,844
ATI, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,091)	(347,978)	(335,249)	11,182
Celanese Corp.	USFF -0.250%	Weekly	MS	09/17/29	(11,098)	(823,949)	(768,093)	50,872
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(11,298)	(198,106)	(205,850)	(8,892)
Chemours Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(2,656)	(50,929)	(44,886)	4,939
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,651)	(33,614)	(24,919)	9,832
Dow, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(11,419)	(524,835)	(458,244)	59,683
Equinox Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	08/29/25	(53,154)	(373,955)	(266,833)	105,459
ERO Copper Corp. (Canada)	USFF -1.480%	Weekly	MS	09/17/29	(957)	(13,925)	(12,900)	958
First Majestic Silver Corp. (Canada)	USFF -0.780%	Weekly	MS	07/16/29	(18,927)	(115,264)	(103,909)	10,759
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(4,423)	(553,645)	(520,101)	29,803
Gatos Silver, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,036)	(14,777)	(14,483)	223

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	09/17/29	(9,903)	$(286,560)	$(268,965)	$15,495
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,729)	(110,311)	(105,676)	2,593
Hawkins, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(399)	(52,653)	(48,945)	3,465
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,785)	(154,820)	(122,334)	28,456
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,459)	(132,412)	(123,358)	8,155
Ivanhoe Electric, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(26)	(198)	(196)	(5)
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	09/17/29	(3)	(212)	(211)	(5)
Knife River Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,330)	(136,711)	(135,181)	919
Koppers Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(352)	(12,574)	(11,405)	1,098
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(167)	(1,672)	(1,628)	31
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(7,971)	(97,169)	(108,406)	(11,673)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(908)	(498,562)	(468,982)	26,746
Methanex Corp. (Canada)	USFF -0.580%	Weekly	MS	07/08/27	(3,330)	(159,953)	(166,300)	(10,528)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(23,765)	(614,981)	(584,144)	25,058
MP Materials Corp.	USFF -0.630%	Weekly	MS	01/07/27	(6,446)	(168,730)	(100,558)	67,419
Novagold Resources, Inc. (Canada)	USFF -0.265%	Weekly	MS	07/08/27	(7,983)	(35,018)	(26,583)	8,274
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(11,797)	(566,740)	(527,916)	30,081
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,065)	(225,845)	(174,145)	50,694
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,768)	(60,231)	(51,236)	7,776
Seabridge Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(416)	(4,871)	(4,747)	97
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(18,038)	(161,804)	(125,544)	35,003
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,424)	(192,384)	(162,436)	29,874
Summit Materials, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(866)	(35,350)	(43,820)	(10,043)
Taseko Mines Ltd. (Canada)	USFF -0.730%	Weekly	MS	01/12/29	(26,606)	(64,572)	(51,616)	12,674
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,946)	(77,378)	(72,442)	4,416
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(16,247)	(226,535)	(163,607)	54,892
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(26,732)	(1,006,768)	(908,621)	92,604
Valhi, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(27)	(677)	(632)	36
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,670)	(186,804)	(144,821)	41,002
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(177)	(5,716)	(5,632)	53
					(563,403)	(10,005,347)	(9,248,134)	671,511

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.630%	Weekly	MS	01/07/27	(8,827)	$(67,785)	$(21,273)	$46,206
Cargurus, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,618)	(90,294)	(132,202)	(43,047)
Cars.com, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,147)	(22,103)	(19,877)	2,127
Clear Channel Outdoor Holdings, Inc.	USFF -0.268%	Weekly	MS	09/17/29	(916)	(1,306)	(1,255)	40
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(26,078)	(668,878)	(597,186)	68,722
Emerald Holding, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(30)	(144)	(145)	(7)
Endeavor Group Holdings, Inc., Class A	USFF -15.180%	Weekly	MS	01/12/29	(3,012)	(82,341)	(94,245)	(12,782)
Gannett Co., Inc.	USFF -0.265%	Weekly	MS	09/17/29	(1,890)	(9,809)	(9,563)	197
Grindr, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,236)	(20,815)	(22,050)	(1,333)
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,745)	(57,019)	(59,978)	(3,247)
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(3,398)	(23,975)	(25,655)	(1,791)
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,550)	(328,754)	(330,225)	(4,709)
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	09/17/29	(60)	(2,126)	(2,136)	(25)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,755)	(45,443)	(27,940)	17,192
Paramount Global, Class B	USFF -0.250%	Weekly	MS	07/16/29	(17,203)	(188,431)	(179,943)	6,179
Take-Two Interactive Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(511)	(77,593)	(94,065)	(17,229)
TripAdvisor, Inc.	USFF -0.680%	Weekly	MS	09/17/29	(2,319)	(33,644)	(34,252)	(762)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(66,751)	(624,580)	(705,558)	(87,520)
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(19,271)	(204,509)	(202,538)	1,059
					(166,317)	(2,549,549)	(2,560,086)	(30,730)
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.216%	Weekly	MS	07/11/28	(18,611)	(72,560)	(54,530)	17,703
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,349)	(604,446)	(584,245)	16,388
Agios Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,328)	(50,030)	(43,638)	6,165

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Alnylam Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(179)	$(49,542)	$(42,120)	$9,537
Amicus Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(8,611)	(85,098)	(81,116)	3,600
ANI Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(859)	(48,698)	(47,486)	992
Apogee Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(20)	(919)	(906)	5
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,324)	(157,487)	(100,091)	57,871
ARS Pharmaceuticals, Inc.	USFF -0.730%	Weekly	MS	09/17/29	(49)	(533)	(517)	8
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(6,654)	(90,469)	(69,934)	20,130
Avidity Biosciences, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(103)	(3,136)	(2,995)	122
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(8,552)	(80,145)	(68,929)	10,933
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	09/17/29	(2,095)	(77,096)	(78,248)	(1,499)
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(124)	(42,889)	(40,735)	2,370
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,740)	(215,842)	(197,362)	17,193
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(17,538)	(1,078,175)	(1,028,078)	44,353
Capricor Therapeutics, Inc.	USFF -2.380%	Weekly	MS	09/17/29	(74)	(1,019)	(1,021)	(10)
Cargo Therapeutics, Inc.	USFF -0.580%	Weekly	MS	09/17/29	(4)	(56)	(58)	(7)
CG oncology, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(529)	(15,065)	(15,172)	(179)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(848)	(40,985)	(42,731)	(2,355)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(973)	(51,898)	(49,749)	1,914
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,710)	(47,808)	(24,078)	23,718
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(237)	(4,942)	(4,830)	85
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	09/17/29	(523)	(428,137)	(403,756)	30,953
Enliven Therapeutics, Inc.	USFF -0.830%	Weekly	MS	09/17/29	(62)	(1,381)	(1,395)	(25)
Evolus, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,997)	(24,320)	(22,047)	2,161
ImmunityBio, Inc.	USFF -12.795%	Weekly	MS	09/17/29	(224)	(591)	(573)	9
Immunome, Inc.	USFF -0.580%	Weekly	MS	09/17/29	(65)	(704)	(690)	6
Immunovant, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,068)	(58,817)	(51,224)	7,327

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Indivior PLC (United Kingdom)	USFF -0.250%	Weekly	MS	09/17/29	(14)	$(175)	$(174)	$(5)
Insmed, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,002)	(289,791)	(276,298)	12,203
Kymera Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(32)	(1,264)	(1,287)	(34)
Liquidia Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,902)	(75,790)	(81,168)	(5,719)
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(15,379)	(117,806)	(83,816)	33,570
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(53)	(6,860)	(6,989)	(165)
Neumora Therapeutics, Inc.	USFF -0.630%	Weekly	MS	09/17/29	(4,347)	(47,104)	(46,078)	812
Neurocrine Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(177)	(24,469)	(24,160)	194
Novavax, Inc.	USFF -0.630%	Weekly	MS	09/17/29	(259)	(2,127)	(2,082)	30
Nuvalent, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(149)	(12,411)	(11,664)	687
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,986)	(67,780)	(76,740)	(9,266)
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	09/17/29	(8,717)	(239,954)	(224,114)	13,018
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,828)	(84,384)	(63,585)	20,420
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,350)	(98,100)	(105,421)	(7,964)
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,038)	(507,458)	(490,980)	14,087
Soleno Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(28)	(1,258)	(1,259)	(11)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(4,203)	(84,266)	(57,497)	26,445
Summit Therapeutics, Inc.	USFF -0.830%	Weekly	MS	09/17/29	(51)	(946)	(910)	34
TG Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(128)	(4,065)	(3,853)	194
Tilray Brands, Inc.	USFF -1.755%	Weekly	MS	07/11/28	(77,895)	(122,475)	(103,600)	18,327
Tyra Biosciences, Inc.	USFF -0.930%	Weekly	MS	09/17/29	(6)	(86)	(83)	(4)
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,108)	(193,110)	(172,561)	20,193
Vera Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(44)	(1,841)	(1,861)	(34)
WaVe Life Sciences Ltd. (Singapore)	USFF -0.250%	Weekly	MS	09/17/29	(99)	(1,218)	(1,225)	(17)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,268)	(446,561)	(415,346)	28,911
					(233,513)	(5,764,087)	(5,311,005)	435,374

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(6,772)	$(117,790)	$(102,257)	$15,005
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,832)	(574,621)	(564,688)	7,381
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(1,675)	(65,963)	(62,025)	3,640
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(52)	(1,339)	(1,336)	(8)
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,494)	(98,099)	(93,290)	4,370
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,495)	(389,598)	(338,877)	49,030
First Solar, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,018)	(614,246)	(531,892)	79,626
FormFactor, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,064)	(48,251)	(46,816)	1,216
indie Semiconductor, Inc., Class A	USFF -0.698%	Weekly	MS	07/11/28	(17,646)	(101,506)	(71,466)	29,584
Intel Corp.	USFF -0.250%	Weekly	MS	09/17/29	(29,344)	(646,291)	(588,347)	55,073
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,821)	(281,256)	(271,608)	6,705
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	09/17/29	(16,858)	(894,853)	(955,006)	(67,051)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(543)	(56,399)	(70,541)	(15,220)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,301)	(185,088)	(164,194)	20,047
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,118)	(95,197)	(68,981)	24,809
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(396)	(48,438)	(49,191)	(1,087)
SkyWater Technology, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(204)	(2,911)	(2,815)	77
Synaptics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(332)	(31,725)	(25,338)	6,552
Teradyne, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,755)	(606,881)	(598,750)	5,436
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,414)	(50,734)	(50,833)	(329)
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,036)	(72,204)	(54,565)	17,502
Wolfspeed, Inc.	USFF -0.580%	Weekly	MS	07/11/28	(14,210)	(234,410)	(94,639)	138,727
					(150,380)	(5,217,800)	(4,807,455)	381,085
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,829)	(67,425)	(88,854)	(22,055)
Adeia, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,164)	(15,228)	(16,273)	(1,136)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(822)	(108,531)	(108,266)	(221)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,334)	(132,152)	(127,597)	4,053
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,392)	(23,527)	(25,236)	(1,858)
Applied Digital Corp.	USFF -0.580%	Weekly	MS	07/16/29	(12,302)	(91,325)	(93,987)	(3,073)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	09/17/29	(191)	$(76,120)	$(61,852)	$15,397
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(9,724)	(167,768)	(197,105)	(32,556)
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,284)	(559,667)	(570,155)	(12,974)
Autodesk, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,080)	(322,644)	(319,216)	1,993
Bitfarms Ltd. (Canada)	USFF -2.633%	Weekly	MS	09/17/29	(85,019)	(175,056)	(126,678)	47,597
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,828)	(188,276)	(202,197)	(16,006)
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(32,303)	(363,759)	(378,914)	(17,226)
Cipher Mining, Inc.	USFF -0.268%	Weekly	MS	01/12/29	(34,817)	(132,017)	(161,551)	(30,124)
Cleanspark, Inc.	USFF -0.630%	Weekly	MS	01/12/29	(10,183)	(137,844)	(93,785)	43,442
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(3,451)	(75,321)	(96,490)	(22,556)
Core Scientific, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,556)	(115,357)	(92,112)	24,410
Couchbase, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,375)	(56,584)	(52,616)	3,711
Crowdstrike Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(1,761)	(628,205)	(602,544)	22,911
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,541)	(128,789)	(120,642)	7,571
Dolby Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(2,801)	(215,316)	(218,758)	(5,159)
Dropbox, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(19,244)	(560,396)	(578,090)	(20,183)
Dynatrace, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,676)	(156,207)	(145,441)	10,332
Enfusion, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,430)	(21,592)	(25,029)	(3,575)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(13,756)	(182,526)	(129,857)	52,581
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(766)	(48,879)	(31,130)	19,866
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	09/17/29	(657)	(142,648)	(140,874)	1,076
International Business Machines Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,904)	(447,982)	(418,556)	31,350
Intuit, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(339)	(231,618)	(213,061)	18,867
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,422)	(21,177)	(19,979)	1,098
JFrog Ltd. (Israel)	USFF -0.250%	Weekly	MS	07/16/29	(4,263)	(116,953)	(125,375)	(8,981)
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(5,706)	(208,680)	(235,315)	(27,566)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(10,580)	(322,280)	(161,133)	159,664
Manhattan Associates, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(383)	(115,697)	(103,502)	12,516
Nutanix, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(398)	(25,095)	(24,350)	734
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(8,341)	(68,237)	(64,059)	3,564
Oracle Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,231)	(377,919)	(371,774)	4,465
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,810)	(79,162)	(69,571)	9,253

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(547)	$(17,179)	$(19,150)	$(2,114)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(10,010)	(228,309)	(222,222)	5,070
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(410)	(48,740)	(43,595)	7,149
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(12,708)	(112,153)	(107,383)	4,263
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,066)	(154,644)	(124,867)	29,011
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(499)	(101,052)	(91,811)	8,828
Terawulf, Inc.	USFF -0.530%	Weekly	MS	01/12/29	(17,989)	(81,030)	(101,818)	(21,152)
Workiva, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(261)	(24,690)	(28,579)	(4,477)
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	09/17/29	(24,821)	(490,251)	(446,530)	41,542
Zscaler, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(490)	(93,021)	(88,401)	4,215
					(375,464)	(8,259,028)	(7,886,280)	343,537
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,415)	(385,146)	(394,876)	(12,370)
Apple, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,245)	(313,476)	(311,773)	453
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(555)	(54,810)	(62,499)	(8,292)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,359)	(73,275)	(47,388)	25,601
CDW Corp.	USFF -0.250%	Weekly	MS	09/17/29	(138)	(24,014)	(24,018)	(115)
Celestica, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(890)	(56,272)	(82,147)	(26,159)
Ciena Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,232)	(151,784)	(189,296)	(43,969)
Cisco Systems, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,493)	(326,457)	(325,186)	(180)
Cognex Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,628)	(166,884)	(130,100)	36,086
CommScope Holding Co., Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,663)	(37,705)	(34,714)	2,819
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,676)	(28,836)	(24,298)	4,405
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(4,268)	(257,988)	(248,483)	7,320
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,223)	(89,772)	(104,173)	(14,845)
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	09/17/29	(1,168)	(299,667)	(256,820)	42,614
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,347)	(72,642)	(70,741)	1,574
Jabil, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(650)	(93,960)	(93,535)	3
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,791)	(300,247)	(287,688)	10,818
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(263)	(44,986)	(40,178)	4,628
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,038)	(149,250)	(173,792)	(25,209)
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(9,490)	(583,653)	(582,971)	(1,910)
Ribbon Communications, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(251)	(1,033)	(1,044)	(21)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,131)	$(129,199)	$(95,433)	$33,188
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,633)	(197,336)	(191,518)	4,957
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,518)	(49,793)	(62,320)	(12,935)
Viasat, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,802)	(15,911)	(15,335)	500
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(23,942)	(507,327)	(405,577)	93,713
Xerox Holdings Corp.	USFF -0.250%	Weekly	MS	09/17/29	(884)	(7,881)	(7,452)	191
					(93,693)	(4,419,304)	(4,263,355)	122,865
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(942)	(75,514)	(72,600)	657
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(21,358)	(733,557)	(741,123)	(10,823)
Globalstar, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(17,152)	(29,076)	(35,505)	(7,156)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/29/25	(2,564)	(57,118)	(32,332)	17,171
United States Cellular Corp.	USFF -0.250%	Weekly	MS	09/17/29	(526)	(33,009)	(32,991)	(134)
					(42,542)	(928,274)	(914,551)	(285)
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(4,076)	(101,453)	(89,590)	11,275
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(8,547)	(435,241)	(553,418)	(122,088)
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(405)	(32,140)	(38,119)	(6,821)
ArcBest Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,958)	(335,451)	(276,041)	57,552
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,206)	(244,308)	(227,924)	15,181
Frontier Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,552)	(54,426)	(75,025)	(20,846)
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,917)	(362,572)	(257,389)	105,731
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	09/17/29	(4,732)	(31,344)	(37,194)	(5,993)
RXO, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(13,752)	(363,786)	(327,848)	34,321
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(240)	(108,964)	(109,375)	(977)
TFI International, Inc. (Canada)	USFF -0.530%	Weekly	MS	01/12/29	(1,010)	(152,690)	(136,441)	14,923
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(510)	(50,932)	(49,521)	1,178
Wheels Up Experience, Inc.	USFF -10.036%	Weekly	MS	09/17/29	(394)	(723)	(650)	64
					(55,299)	(2,274,030)	(2,178,535)	83,500

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	07/11/28	(62,661)	$(893,859)	$(806,447)	$78,291
Algonquin Power & Utilities Corp. (Canada)	USFF -0.271%	Weekly	MS	07/11/28	(101,157)	(596,286)	(450,149)	119,539
ALLETE, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(775)	(49,287)	(50,220)	(1,726)
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,218)	(113,847)	(131,173)	(21,751)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,810)	(411,485)	(428,763)	(25,559)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,911)	(663,982)	(637,402)	22,456
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(1,314)	(101,267)	(102,124)	(2,484)
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(851)	(32,982)	(31,172)	1,256
Black Hills Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,920)	(120,183)	(112,358)	6,864
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(1,249)	(67,393)	(56,617)	8,667
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(997)	(106,710)	(120,986)	(16,630)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(4,623)	(130,336)	(120,198)	5,802
DTE Energy Co.	USFF -0.250%	Weekly	MS	07/16/29	(1,278)	(157,098)	(154,318)	(307)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,537)	(94,298)	(116,535)	(26,177)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(578)	(33,638)	(35,576)	(4,880)
Eversource Energy	USFF -0.250%	Weekly	MS	09/17/29	(9,539)	(582,641)	(547,825)	25,718
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,691)	(245,261)	(226,388)	9,555
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(978)	(42,681)	(40,655)	1,153
Hawaiian Electric Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,586)	(56,139)	(54,352)	1,526
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(988)	(99,132)	(107,969)	(13,800)
MGE Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,171)	(97,633)	(110,027)	(14,172)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,431)	(160,920)	(160,056)	(2,028)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,597)	(80,281)	(95,466)	(18,467)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(3,794)	(162,464)	(150,091)	4,352
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(854)	(52,698)	(45,655)	161
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,438)	(137,355)	(141,817)	(6,574)
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,109)	(279,611)	(284,548)	(9,995)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,786)	(224,393)	(188,668)	33,313
Otter Tail Corp.	USFF -0.250%	Weekly	MS	09/17/29	(400)	(32,110)	(29,536)	2,330
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	09/17/29	(479)	(44,138)	(40,605)	3,408
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,817)	(74,103)	(89,342)	(18,637)
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/08/27	(3,959)	(190,923)	(172,692)	12,124

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -0.250%	Weekly	MS	07/16/29	(4,007)	$(23,987)	$(27,368)	$(3,506)
Sempra	USFF -0.250%	Weekly	MS	09/17/29	(1,421)	(118,562)	(124,650)	(8,155)
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(1,664)	(91,560)	(81,902)	8,205
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(3,792)	(47,238)	(53,657)	(6,685)
Unitil Corp.	USFF -0.250%	Weekly	MS	09/17/29	(120)	(6,928)	(6,503)	380
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,687)	(262,331)	(252,685)	7,154
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,936)	(114,233)	(130,719)	(19,324)
					(260,123)	(6,799,973)	(6,517,214)	131,397

Total Reference Entity — Short						(98,006,319)	(91,897,210)	5,316,329
Net Value of Reference Entity						$(49,566,981)	$(43,551,612)	$6,892,806

*	Includes $877,437 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with end of period unrealized appreciation of $6,892,806, which are considered Level 2 as of and for the period ended December 31, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 50.0%
Automobiles & Components — 0.3%
BorgWarner, Inc.	12,583	$ 400,014
General Motors Co.	40,659	2,165,905
		2,565,919
Banks — 0.7%
Bank of America Corp.	21,745	955,693
Citigroup, Inc.	5,891	414,667
Citizens Financial Group, Inc.	1,366	59,776
JPMorgan Chase & Co.	12,340	2,958,021
M&T Bank Corp.	784	147,400
PNC Financial Services Group, Inc. (The)	1,207	232,770
Truist Financial Corp.	5,229	226,834
US Bancorp	6,007	287,315
Wells Fargo & Co.	15,446	1,084,927
		6,367,403
Capital Goods — 6.0%
3M Co.	18,039	2,328,655
AMETEK, Inc.	2,311	416,581
Builders FirstSource, Inc.*	3,056	436,794
Caterpillar, Inc.	4,560	1,654,186
Cummins, Inc.	3,117	1,086,586
Deere & Co.	274	116,094
Dover Corp.	11,546	2,166,030
Eaton Corp. PLC (Ireland)	1,409	467,605
Emerson Electric Co.	28,554	3,538,697
General Dynamics Corp.	13,445	3,542,623
General Electric Co.	21,396	3,568,639
Honeywell International, Inc.	994	224,535
Howmet Aerospace, Inc.	9,904	1,083,200
Illinois Tool Works, Inc.	10,570	2,680,129
Johnson Controls International PLC (Ireland)	40,656	3,208,978
L3Harris Technologies, Inc.	14,066	2,957,799
Lockheed Martin Corp.	6,853	3,330,147
Masco Corp.	21,023	1,525,639
Northrop Grumman Corp.	3,205	1,504,074
Otis Worldwide Corp.	23,325	2,160,128
Parker-Hannifin Corp.	537	341,548
Pentair PLC (Ireland)	31,046	3,124,469
Quanta Services, Inc.	1,140	360,297
Snap-on, Inc.	10,006	3,396,837
Stanley Black & Decker, Inc.	29,543	2,372,007
Textron, Inc.	619	47,347
Trane Technologies PLC (Ireland)	6,166	2,277,412
TransDigm Group, Inc.	302	382,719
United Rentals, Inc.	2,335	1,644,867
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Westinghouse Air Brake Technologies Corp.	5,461	$ 1,035,351
WW Grainger, Inc.	1,574	1,659,075
		54,639,048
Commercial & Professional Services — 1.4%
Automatic Data Processing, Inc.	2,920	854,772
Broadridge Financial Solutions, Inc.	1,402	316,978
Cintas Corp.	6,996	1,278,169
Jacobs Solutions, Inc.	23,088	3,085,018
Leidos Holdings, Inc.	26,427	3,807,074
Republic Services, Inc.	6,089	1,224,985
Veralto Corp.	27,409	2,791,607
		13,358,603
Consumer Discretionary Distribution & Retail — 1.6%
Amazon.com, Inc.*	14,176	3,110,073
AutoZone, Inc.*	16	51,232
Bath & Body Works, Inc.	21,790	844,798
Best Buy Co., Inc.	3,326	285,371
CarMax, Inc.*	7,246	592,433
eBay, Inc.	6,140	380,373
Home Depot, Inc. (The)	1,137	442,282
LKQ Corp.	111,904	4,112,472
Lowe's Cos., Inc.	8,090	1,996,612
TJX Cos., Inc. (The)	19,104	2,307,954
Ulta Beauty, Inc.*	1,078	468,854
		14,592,454
Consumer Durables & Apparel — 0.9%
Garmin Ltd. (Switzerland)	2,780	573,403
Hasbro, Inc.	9,889	552,894
Lennar Corp., Class A	786	107,187
Mohawk Industries, Inc.*	2,406	286,627
NIKE, Inc., Class B	28,287	2,140,477
NVR, Inc.*	121	989,647
PulteGroup, Inc.	3,070	334,323
Ralph Lauren Corp.	5,530	1,277,319
Tapestry, Inc.	30,258	1,976,755
		8,238,632
Consumer Services — 1.9%
Booking Holdings, Inc.	82	407,410
Caesars Entertainment, Inc.*	53,429	1,785,597
Darden Restaurants, Inc.	604	112,761
Expedia Group, Inc.*	13,586	2,531,479
Hilton Worldwide Holdings, Inc.	5,568	1,376,187
Marriott International, Inc., Class A	11,389	3,176,848
McDonald's Corp.	10,800	3,130,812

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	16,826	$ 1,449,728
Yum! Brands, Inc.	28,873	3,873,602
		17,844,424
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	131	120,031
Kroger Co. (The)	15,240	931,926
Sysco Corp.	11,806	902,687
Target Corp.	27,007	3,650,806
Walgreens Boots Alliance, Inc.	90,186	841,436
Walmart, Inc.	14,140	1,277,549
		7,724,435
Energy — 2.8%
Baker Hughes Co.	16,393	672,441
Chevron Corp.	29,393	4,257,282
ConocoPhillips	28,195	2,796,098
Coterra Energy, Inc.	60,060	1,533,932
EOG Resources, Inc.	28,666	3,513,878
Exxon Mobil Corp.	6,614	711,468
Halliburton Co.	32,995	897,134
Kinder Morgan, Inc.	56,777	1,555,690
ONEOK, Inc.	38,746	3,890,099
Phillips 66	12,368	1,409,086
Texas Pacific Land Corp.	2,121	2,345,741
Valero Energy Corp.	14,781	1,812,003
		25,394,852
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	384	70,429
AvalonBay Communities, Inc.	2,372	521,769
Digital Realty Trust, Inc.	7,817	1,386,189
Essex Property Trust, Inc.	3,459	987,337
Extra Space Storage, Inc.	1,058	158,277
Healthpeak Properties, Inc.	10,813	219,179
Kimco Realty Corp.	52,617	1,232,816
Prologis, Inc.	576	60,883
Realty Income Corp.	24,160	1,290,386
Simon Property Group, Inc.	4,946	851,751
Ventas, Inc.	8,904	524,357
VICI Properties, Inc.	62,610	1,828,838
Welltower, Inc.	20,198	2,545,554
		11,677,765
Financial Services — 2.6%
American Express Co.	952	282,544
Ameriprise Financial, Inc.	200	106,486
Bank of New York Mellon Corp. (The)	2,912	223,729
Berkshire Hathaway, Inc., Class B*	2,123	962,313
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Blackrock, Inc.	378	$ 387,492
Capital One Financial Corp.	1,497	266,945
Cboe Global Markets, Inc.	1,840	359,536
Charles Schwab Corp. (The)	6,151	455,235
CME Group, Inc.	1,738	403,616
Corpay, Inc.*	3,816	1,291,411
Discover Financial Services	793	137,371
Fiserv, Inc.*	5,799	1,191,231
Franklin Resources, Inc.	29,740	603,425
Goldman Sachs Group, Inc. (The)	1,754	1,004,375
Intercontinental Exchange, Inc.	14,938	2,225,911
Invesco Ltd. (Bermuda)	1,014	17,725
KKR & Co., Inc.	4,119	609,241
Mastercard, Inc., Class A	4,593	2,418,536
Moody's Corp.	1,766	835,971
Nasdaq, Inc.	30,961	2,393,595
Northern Trust Corp.	278	28,495
PayPal Holdings, Inc.*	17,039	1,454,279
Raymond James Financial, Inc.	974	151,291
S&P Global, Inc.	2,819	1,403,947
State Street Corp.	1,386	136,036
Synchrony Financial	1,848	120,120
T Rowe Price Group, Inc.	7,555	854,395
Visa, Inc., Class A	11,723	3,704,937
		24,030,188
Food, Beverage & Tobacco — 3.1%
Altria Group, Inc.	21,536	1,126,117
Archer-Daniels-Midland Co.*	132	6,669
Coca-Cola Co. (The)	44,413	2,765,153
Conagra Brands, Inc.	47,334	1,313,518
Constellation Brands, Inc., Class A	13,034	2,880,514
General Mills, Inc.	26,497	1,689,714
Kellanova	30,449	2,465,456
Keurig Dr Pepper, Inc.	65,612	2,107,457
Kraft Heinz Co. (The)	92,614	2,844,176
Molson Coors Beverage Co., Class B	14,348	822,427
Mondelez International, Inc., Class A	56,419	3,369,907
PepsiCo, Inc.	16,699	2,539,250
Philip Morris International, Inc.	13,023	1,567,318
Tyson Foods, Inc., Class A	45,090	2,589,970
		28,087,646
Health Care Equipment & Services — 3.2%
Abbott Laboratories	2,332	263,772
Baxter International, Inc.	23,427	683,131
Becton Dickinson & Co.	496	112,528
Cardinal Health, Inc.	511	60,436

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cencora, Inc.	6,235	$ 1,400,880
Centene Corp.*	7,279	440,962
Cigna Group (The)	4,015	1,108,702
CVS Health Corp.	45,763	2,054,301
DaVita, Inc.*	14,065	2,103,421
Elevance Health, Inc.	4,528	1,670,379
GE HealthCare Technologies, Inc.	25,633	2,003,988
HCA Healthcare, Inc.	1,321	396,498
Hologic, Inc.*	48,196	3,474,450
Humana, Inc.	6,733	1,708,229
McKesson Corp.	1,203	685,602
Medtronic PLC (Ireland)	20,914	1,670,610
Molina Healthcare, Inc.*	3,236	941,838
ResMed, Inc.	2,268	518,669
Solventum Corp.*	52,820	3,489,289
Teleflex, Inc.	9,464	1,684,403
UnitedHealth Group, Inc.	231	116,854
Universal Health Services, Inc., Class B	6,382	1,145,058
Zimmer Biomet Holdings, Inc.	17,107	1,807,012
		29,541,012
Household & Personal Products — 0.6%
Clorox Co. (The)	5,113	830,403
Colgate-Palmolive Co.	8,922	811,099
Kenvue, Inc.	25,631	547,222
Kimberly-Clark Corp.	13,206	1,730,514
Procter & Gamble Co. (The)	7,625	1,278,331
		5,197,569
Insurance — 1.6%
Aflac, Inc.	1,546	159,918
Aon PLC, Class A (Ireland)	621	223,038
Assurant, Inc.	544	115,992
Brown & Brown, Inc.	3,738	381,351
Chubb Ltd. (Switzerland)	2,563	708,157
Cincinnati Financial Corp.	4,089	587,589
Hartford Financial Services Group, Inc. (The)	9,419	1,030,439
Loews Corp.	25,350	2,146,892
Marsh & McLennan Cos., Inc.	9,213	1,956,933
MetLife, Inc.	13,957	1,142,799
Progressive Corp. (The)	7,764	1,860,332
Prudential Financial, Inc.	21,251	2,518,881
Travelers Cos., Inc. (The)	5,333	1,284,667
Willis Towers Watson PLC (Ireland)	2,668	835,724
		14,952,712
Materials — 2.5%
Avery Dennison Corp.	975	182,452
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ball Corp.	3,617	$ 199,405
Celanese Corp.	1,767	122,294
CF Industries Holdings, Inc.	6,387	544,939
Corteva, Inc.	17,874	1,018,103
DuPont de Nemours, Inc.	32,932	2,511,065
Eastman Chemical Co.	31,927	2,915,574
Ecolab, Inc.	259	60,689
FMC Corp.	46,419	2,256,427
International Paper Co.	43,329	2,331,967
Linde PLC (Ireland)	7,989	3,344,754
LyondellBasell Industries NV, Class A (Netherlands)	55,558	4,126,293
Newmont Corp.	9,927	369,483
Packaging Corp. of America	262	58,984
PPG Industries, Inc.	18,823	2,248,407
Smurfit WestRock PLC (Ireland)	2,407	129,641
Steel Dynamics, Inc.	841	95,933
Vulcan Materials Co.	1,408	362,180
		22,878,590
Media & Entertainment — 3.0%
Alphabet, Inc., Class A	36,633	6,934,627
Charter Communications, Inc., Class A*	2,994	1,026,253
Electronic Arts, Inc.	1,542	225,595
Fox Corp., Class A	92,260	4,481,991
Meta Platforms, Inc., Class A	10,852	6,353,954
Netflix, Inc.*	3,476	3,098,228
News Corp., Class A	2,889	79,563
Omnicom Group, Inc.	26,245	2,258,120
Take-Two Interactive Software, Inc.*	575	105,846
Walt Disney Co. (The)	22,900	2,549,915
		27,114,092
Pharmaceuticals, Biotechnology & Life Sciences — 2.4%
Biogen, Inc.*	5,284	808,029
Bristol-Myers Squibb Co.	16,675	943,138
Danaher Corp.	1,991	457,034
Gilead Sciences, Inc.	39,446	3,643,627
Incyte Corp.*	18,366	1,268,540
IQVIA Holdings, Inc.*	10,854	2,132,920
Johnson & Johnson	31,018	4,485,823
Merck & Co., Inc.	45,613	4,537,581
Mettler-Toledo International, Inc.*	719	879,826
Thermo Fisher Scientific, Inc.	1,823	948,379
Viatris, Inc.	155,129	1,931,356
		22,036,253
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	6,285	825,158

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 3.3%
Applied Materials, Inc.	4,714	$ 766,638
Broadcom, Inc.	12,400	2,874,816
KLA Corp.	1,099	692,502
Lam Research Corp.	34,520	2,493,379
Micron Technology, Inc.	10,631	894,705
NVIDIA Corp.	102,323	13,740,956
NXP Semiconductors NV (Netherlands)	2,347	487,824
QUALCOMM, Inc.	29,303	4,501,527
Skyworks Solutions, Inc.	40,785	3,616,814
		30,069,161
Software & Services — 3.1%
Accenture PLC, Class A (Ireland)	1,574	553,718
ANSYS, Inc.*	124	41,829
Cadence Design Systems, Inc.*	795	238,866
Cognizant Technology Solutions Corp., Class A	708	54,445
EPAM Systems, Inc.*	4,042	945,100
Fair Isaac Corp.*	629	1,252,295
Gen Digital, Inc.	137,441	3,763,135
GoDaddy, Inc., Class A*	6,247	1,232,970
International Business Machines Corp.	1,230	270,391
Microsoft Corp.	26,366	11,113,269
Oracle Corp.	8,622	1,436,770
Palantir Technologies, Inc., Class A*	20,707	1,566,070
Roper Technologies, Inc.	5,145	2,674,628
Salesforce, Inc.	135	45,135
Synopsys, Inc.*	1,128	547,486
VeriSign, Inc.*	13,101	2,711,383
		28,447,490
Technology Hardware & Equipment — 2.8%
Amphenol Corp., Class A	3,764	261,410
Apple, Inc.	13,740	3,440,771
CDW Corp.	2,348	408,646
Cisco Systems, Inc.	24,543	1,452,946
Dell Technologies, Inc., Class C	13,428	1,547,443
F5, Inc.*	11,780	2,962,316
Hewlett Packard Enterprise Co.	149,820	3,198,657
HP, Inc.	58,143	1,897,206
Jabil, Inc.	7,327	1,054,355
Motorola Solutions, Inc.	2,947	1,362,192
NetApp, Inc.	18,145	2,106,271
TE Connectivity PLC (Ireland)	5,057	722,999
Teledyne Technologies, Inc.*	5,385	2,499,340
Zebra Technologies Corp., Class A*	6,344	2,450,180
		25,364,732
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 0.5%
AT&T, Inc.	69,721	$ 1,587,547
T-Mobile US, Inc.	8,277	1,826,982
Verizon Communications, Inc.	29,318	1,172,427
		4,586,956
Transportation — 1.2%
CSX Corp.	55,565	1,793,083
Delta Air Lines, Inc.	53,221	3,219,871
FedEx Corp.	5,524	1,554,067
Uber Technologies, Inc.*	292	17,613
Union Pacific Corp.	13,408	3,057,560
United Parcel Service, Inc., Class B	10,230	1,290,003
		10,932,197
Utilities — 2.3%
Constellation Energy Corp.	8,420	1,883,638
Dominion Energy, Inc.	96,073	5,174,492
Duke Energy Corp.	1,485	159,994
NRG Energy, Inc.	64,719	5,838,948
PG&E Corp.	8,434	170,198
Public Service Enterprise Group, Inc.	11,024	931,418
Southern Co. (The)	53,618	4,413,834
Vistra Corp.	18,308	2,524,124
		21,096,646
TOTAL COMMON STOCKS (Cost $413,438,208)		457,563,937
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY(a) — 44.3%
Gotham Enhanced 500 ETF(b)	12,710,300	406,150,010
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $322,519,946)		406,150,010
EXCHANGE TRADED FUNDS — 0.2%
SPDR S&P 500 ETF Trust	3,137	1,838,533
TOTAL EXCHANGE TRADED FUNDS (Cost $1,790,791)		1,838,533

TOTAL INVESTMENTS - 94.5% (Cost $737,748,945)		865,552,480
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.5%		50,217,717
NET ASSETS - 100.0%		$915,770,197

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
The portfolio matures between July 29, 2025 and July 16, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 4.3% of net assets as of December 31, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/07/27	70,927	$2,306,667	$2,254,769	$44,765
General Motors Co.	USFF +0.250%	Weekly	MS	07/29/25	98,169	3,487,501	5,229,463	1,907,691
					169,096	5,794,168	7,484,232	1,952,456
Banks
Bank of America Corp.	USFF +0.250%	Weekly	MS	07/29/25	51,104	1,659,541	2,246,021	774,761
Citigroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,891	677,377	837,007	202,600
Citizens Financial Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,306	66,252	100,911	43,942
Fifth Third Bancorp	USFF +0.250%	Weekly	MS	07/16/29	6,350	273,505	268,478	8,562
JPMorgan Chase & Co.	USFF +0.250%	Weekly	MS	07/29/25	20,630	2,324,575	4,945,217	2,919,758
M&T Bank Corp.	USFF +0.250%	Weekly	MS	07/16/29	801	169,876	150,596	(12,424)
PNC Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/29/25	2,581	369,131	497,746	191,593
Truist Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,303	174,093	230,044	81,723
US Bancorp	USFF +0.250%	Weekly	MS	01/10/28	6,145	214,098	293,915	109,608
Wells Fargo & Co.	USFF +0.250%	Weekly	MS	01/12/29	15,753	898,804	1,106,491	252,233
					122,864	6,827,252	10,676,426	4,572,356
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	20,121	2,271,323	2,597,420	424,831
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	12,220	1,711,544	1,596,910	(67,277)
AMETEK, Inc.	USFF +0.250%	Weekly	MS	07/29/25	21,559	3,416,185	3,886,225	597,571
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	07/11/28	28,867	4,280,431	4,125,960	(27,161)
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,634	5,539,826	6,034,150	775,557
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,971	3,421,427	4,521,691	1,265,550
Deere & Co.	USFF +0.250%	Weekly	MS	07/16/29	461	203,472	195,326	(2,152)
Dover Corp.	USFF +0.250%	Weekly	MS	07/16/29	18,254	3,368,361	3,424,450	171,232
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	2,010	529,061	667,059	167,294
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/29/25	40,246	4,413,441	4,987,687	757,851
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,193	806,517	1,050,273	269,466
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/29/25	20,786	6,078,695	5,476,903	(394,925)
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	50,453	8,377,208	8,415,056	328,296
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,769	341,868	399,599	77,892
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,569	943,636	1,593,412	684,466

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	11,166	$2,787,714	$2,831,251	$194,821
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/10/28	596	44,393	53,914	11,613
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/25	51,922	3,917,690	4,098,203	331,891
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,537	3,559,598	3,056,840	(383,354)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/29/25	7,828	3,661,841	3,803,938	388,411
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	22,684	1,542,187	1,646,178	192,629
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/29/25	4,263	2,001,047	2,000,583	83,750
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/10/28	27,565	2,557,301	2,552,795	97,471
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	606	323,515	385,434	75,626
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/25	32,616	3,012,005	3,282,474	401,780
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,070	590,070	654,224	82,711
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/29/25	13,818	3,247,254	4,690,935	1,748,158
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/16/29	30,171	2,650,245	2,422,430	(128,623)
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	770	59,157	58,897	2,402
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/25	7,484	2,467,105	2,764,215	391,666
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	401	498,910	508,179	59,839
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,921	2,504,384	2,762,109	357,412
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,937	1,157,452	1,125,596	3,558
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/29/25	2,607	2,654,053	2,747,908	209,521
					505,075	84,938,916	90,418,224	9,149,773
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/29/25	26,149	6,725,517	7,654,597	1,264,241
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,708	986,973	1,064,432	116,181
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	10,716	1,781,397	1,957,813	242,509
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	39,873	4,660,756	5,327,830	835,454
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	34,790	4,077,043	5,011,847	1,106,943
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,202	1,819,879	1,851,258	98,892
Veralto Corp.	USFF +0.250%	Weekly	MS	07/29/25	29,926	2,781,079	3,047,963	356,827
					155,364	22,832,644	25,915,740	4,021,047
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/29/25	103,503	13,355,433	22,707,523	9,752,305
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,004	2,960,602	3,214,808	342,372

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	07/16/29	36,877	$1,113,112	$1,429,721	$355,844
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/29/25	15,920	1,181,084	1,365,936	306,505
CarMax, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,533	611,398	697,658	105,286
eBay, Inc.	USFF +0.250%	Weekly	MS	07/29/25	15,487	737,363	959,420	290,582
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,395	483,614	542,641	91,729
LKQ Corp.	USFF +0.250%	Weekly	MS	07/11/28	131,674	5,351,267	4,839,019	(278,740)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	07/29/25	11,799	2,543,881	2,911,993	525,622
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	23,695	2,708,946	2,862,593	250,709
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,101	359,273	478,858	131,045
					350,988	31,405,973	42,010,170	11,873,259
Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	5,703	904,035	1,176,301	322,998
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,604	844,311	760,600	(53,533)
Lennar Corp., Class A	USFF +0.250%	Weekly	MS	07/29/25	1,761	178,527	240,148	76,538
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16,028	1,509,943	1,909,416	445,466
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	29,488	2,294,512	2,231,357	16,462
NVR, Inc.	USFF +0.250%	Weekly	MS	07/16/29	122	1,070,271	997,826	(39,647)
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,821	461,659	416,107	(25,977)
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/11/28	10,264	1,311,228	2,370,779	1,137,909
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/29/25	43,644	1,447,262	2,851,263	1,527,861
					124,435	10,021,748	12,953,797	3,408,077
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,512	6,692,327	7,512,251	1,047,623
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/11/28	102,256	3,854,103	3,417,396	(320,361)
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	617	84,957	115,188	9,186
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	19,490	3,085,846	3,631,572	639,001
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,211	1,637,201	2,029,431	445,593
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	12,920	2,942,986	3,603,905	787,644
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/29/25	11,925	3,264,593	3,456,938	452,690
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	20,041	1,641,388	1,726,733	142,158
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/29/25	36,913	4,832,579	4,952,248	364,030
					213,885	28,035,980	30,445,662	3,567,564
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/11/28	334	223,475	306,034	95,627
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	17,967	909,627	1,098,682	241,453

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Sysco Corp.	USFF +0.250%	Weekly	MS	01/10/28	14,384	$1,053,014	$1,099,801	$94,704
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	30,496	4,137,829	4,122,449	166,339
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	07/16/29	96,977	868,863	904,795	84,400
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/29/25	21,898	1,412,175	1,978,484	673,077
					182,056	8,604,983	9,510,245	1,355,600
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/10/28	63,015	2,270,030	2,584,875	410,542
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	59,674	9,115,062	8,643,182	(86,039)
ConocoPhillips	USFF +0.250%	Weekly	MS	01/12/29	64,186	6,521,509	6,365,326	56,416
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	208,820	5,030,533	5,333,263	493,113
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/25	50,697	6,239,204	6,214,438	365,097
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/06/26	6,748	643,643	725,882	140,640
Halliburton Co.	USFF +0.250%	Weekly	MS	07/29/25	61,647	1,777,035	1,676,182	(2,024)
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/11/28	61,488	1,182,827	1,684,771	602,789
ONEOK, Inc.	USFF +0.250%	Weekly	MS	07/16/29	43,701	4,285,773	4,387,580	216,674
Phillips 66	USFF +0.250%	Weekly	MS	07/16/29	12,654	1,547,124	1,441,670	(61,781)
Texas Pacific Land Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,203	3,278,216	2,436,430	(740,918)
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/06/26	19,415	2,619,229	2,380,085	(106,444)
					654,248	44,510,185	43,873,684	1,288,065
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	USFF +0.250%	Weekly	MS	07/11/28	14,080	2,706,215	2,582,413	(10,333)
AvalonBay Communities, Inc.	USFF +0.250%	Weekly	MS	07/29/25	20,800	4,429,496	4,575,376	371,693
Digital Realty Trust, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15,834	2,373,712	2,807,843	600,179
Essex Property Trust, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,523	2,845,917	2,718,245	(34,469)
Extra Space Storage, Inc.	USFF +0.250%	Weekly	MS	07/29/25	1,589	207,311	237,714	57,013
Healthpeak Properties, Inc.	USFF +0.250%	Weekly	MS	07/11/28	20,920	435,456	424,048	16,839
Kimco Realty Corp.	USFF +0.250%	Weekly	MS	07/16/29	57,884	1,358,339	1,356,222	39,327
Prologis, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,707	170,164	180,430	23,747
Realty Income Corp.	USFF +0.250%	Weekly	MS	07/11/28	39,727	2,044,575	2,121,819	238,059
Simon Property Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	5,484	783,127	944,400	238,777
Ventas, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,087	531,058	535,133	22,674
VICI Properties, Inc.	USFF +0.250%	Weekly	MS	07/11/28	70,402	2,120,948	2,056,442	63,580
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	23,742	2,729,798	2,992,204	386,797
					290,779	22,736,116	23,532,289	2,013,883
Exchange Traded Funds
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	07/16/29	21,956	12,202,709	12,867,972	1,092,605

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services
American Express Co.	USFF +0.250%	Weekly	MS	01/07/27	5,798	$902,881	$1,720,788	$872,885
Ameriprise Financial, Inc.	USFF +0.250%	Weekly	MS	07/11/28	728	305,287	387,609	95,135
Apollo Global Management, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,397	927,459	891,369	(7,578)
Bank of New York Mellon Corp. (The)	USFF +0.250%	Weekly	MS	01/12/29	4,054	257,246	311,469	65,823
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/29/25	18,540	4,585,391	8,403,811	3,956,714
Blackrock, Inc.	USFF +0.250%	Weekly	MS	07/29/25	2,388	1,389,531	2,447,963	1,112,991
Blackstone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,480	875,066	1,117,282	287,858
Capital One Financial Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,086	187,087	371,976	201,773
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,375	926,850	1,050,275	163,497
Charles Schwab Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	7,030	454,955	520,290	96,723
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,345	3,107,739	3,563,569	720,661
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,802	4,546,114	5,347,713	934,974
Discover Financial Services	USFF +0.250%	Weekly	MS	01/12/29	1,612	212,442	279,247	76,049
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/10/28	26,369	3,610,927	5,416,720	1,913,640
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/25	79,070	2,205,064	1,604,330	(267,510)
Goldman Sachs Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	2,513	873,664	1,438,994	647,003
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/29/25	20,462	2,719,456	3,049,043	472,963
Invesco Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/29/25	2,336	32,543	40,833	16,778
KKR & Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,384	488,237	648,437	176,943
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	4,912	2,294,631	2,586,512	393,607
Moody's Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,276	935,812	1,077,390	173,875
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/29/25	34,677	2,303,779	2,680,879	464,506
Northern Trust Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,331	93,672	136,428	51,235
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	53,196	3,206,603	4,540,279	1,430,589
Raymond James Financial, Inc.	USFF +0.250%	Weekly	MS	01/07/27	974	101,594	151,291	56,787
S&P Global, Inc.	USFF +0.250%	Weekly	MS	11/03/25	4,174	1,957,178	2,078,777	191,174
State Street Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,416	135,832	138,980	7,901
Synchrony Financial	USFF +0.250%	Weekly	MS	07/16/29	1,881	97,551	122,265	29,198
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	13,275	1,444,407	1,501,270	347,794
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	16,159	4,338,686	5,106,890	971,984
					360,040	45,517,684	58,732,679	15,655,972
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	27,525	1,201,185	1,439,282	542,879

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/29/25	36,752	$1,929,551	$1,856,711	$37,188
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	41,265	2,446,428	2,569,159	413,582
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	123,138	3,470,629	3,417,079	158,892
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	15,694	3,785,280	3,468,374	(187,526)
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/29/25	42,215	2,700,401	2,692,051	163,334
Kellanova	USFF +0.250%	Weekly	MS	07/11/28	34,408	1,923,960	2,786,016	977,255
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	07/11/28	87,353	2,803,074	2,805,778	119,241
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	118,864	4,059,049	3,650,313	(27,567)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/29/25	15,578	820,973	892,931	122,209
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	57,170	3,807,510	3,414,764	(170,194)
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	19,950	3,318,957	3,033,597	(148,703)
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/29/25	15,710	1,678,141	1,890,699	379,554
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	47,030	2,822,206	2,701,403	(13,010)
					682,652	36,767,344	36,618,157	2,367,134
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	07/29/25	13,853	1,409,347	1,566,913	287,386
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	239,630	7,573,891	6,987,611	(339,160)
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	07/16/29	1,888	428,025	428,331	16,139
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,452	331,079	408,268	103,339
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/05/26	17,102	3,727,357	3,842,477	269,179
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	31,584	1,922,645	1,913,359	47,288
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	18,628	5,565,772	5,143,936	(178,755)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/29/25	124,663	6,655,316	5,596,122	(788,812)
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/10/28	26,816	3,521,613	4,010,333	595,087
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,060	3,143,491	2,604,434	(430,586)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	32,765	2,551,231	2,561,568	92,093
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/29/25	4,404	1,051,782	1,321,861	327,421
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/29/25	64,628	4,937,545	4,659,033	(129,650)
Humana, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,540	2,422,685	2,166,683	(175,057)
McKesson Corp.	USFF +0.250%	Weekly	MS	07/29/25	1,320	654,885	752,281	125,293
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	22,038	1,772,981	1,760,395	69,058
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,411	993,198	992,772	30,058
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,492	462,245	569,895	124,895
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	87,843	5,271,668	5,802,909	690,131
Teleflex, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,480	2,106,794	2,043,210	1,866

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	1,736	$774,865	$878,173	$161,979
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	6,506	1,353,364	1,167,307	(143,738)
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	23,247	2,555,276	2,455,581	(18,684)
					755,086	61,187,055	59,633,452	736,770
Household & Personal Products
Clorox Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	15,169	2,527,979	2,463,597	12,165
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	37,212	3,018,408	3,382,943	526,996
Kenvue, Inc.	USFF +0.250%	Weekly	MS	01/12/29	26,156	478,501	558,431	106,340
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	18,635	2,315,656	2,441,930	326,744
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	8,451	1,318,768	1,416,810	228,473
					105,623	9,659,312	10,263,711	1,200,718
Insurance
Aflac, Inc.	USFF +0.250%	Weekly	MS	07/29/25	40,825	4,008,265	4,222,938	401,553
Aon PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	12,627	4,224,068	4,535,113	448,005
Assurant, Inc.	USFF +0.250%	Weekly	MS	07/29/25	4,922	1,102,203	1,049,469	(13,432)
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	07/08/27	21,663	1,965,327	2,210,059	317,440
Chubb Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	10,779	2,676,998	2,978,238	423,326
Cincinnati Financial Corp.	USFF +0.250%	Weekly	MS	07/11/28	18,208	2,544,494	2,616,490	175,888
Hartford Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	24,338	2,440,628	2,662,577	327,835
Loews Corp.	USFF +0.250%	Weekly	MS	07/29/25	32,726	2,304,595	2,771,565	550,473
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,822	2,616,865	2,511,111	(29,223)
MetLife, Inc.	USFF +0.250%	Weekly	MS	01/12/29	17,835	1,300,824	1,460,330	219,435
Progressive Corp. (The)	USFF +0.250%	Weekly	MS	07/16/29	8,896	2,245,277	2,131,571	(78,001)
Prudential Financial, Inc.	USFF +0.250%	Weekly	MS	01/12/29	24,611	2,748,002	2,917,142	326,132
Travelers Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	6,831	1,519,316	1,645,520	189,891
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	2,972	763,963	930,949	198,693
					239,055	32,460,825	34,643,072	3,458,015
Materials
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	07/16/29	11,398	2,309,290	2,132,908	(102,056)
Ball Corp.	USFF +0.250%	Weekly	MS	01/12/29	28,243	1,752,950	1,557,037	(134,276)
Celanese Corp.	USFF +0.250%	Weekly	MS	07/16/29	20,081	1,488,070	1,389,806	(76,860)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	32,695	$2,877,571	$2,789,537	$(994)
Corteva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	56,714	3,361,802	3,230,429	(29,801)
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	57,055	4,542,308	4,350,444	(13,465)
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	48,763	4,683,159	4,453,037	(15,278)
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,085	250,453	254,237	16,528
FMC Corp.	USFF +0.250%	Weekly	MS	07/16/29	62,462	3,724,948	3,036,278	(521,327)
International Paper Co.	USFF +0.250%	Weekly	MS	07/29/25	52,641	2,516,288	2,833,139	497,196
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/25	9,030	3,690,115	3,780,590	261,510
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	66,103	6,012,360	4,909,470	(803,099)
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	11,032	458,235	410,611	(33,195)
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	268	43,828	60,335	21,913
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	25,568	3,288,421	3,054,098	(119,775)
Smurfit WestRock PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	2,476	119,381	133,357	19,662
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	861	93,289	98,214	11,154
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	07/16/29	4,371	1,245,257	1,124,352	(86,186)
					490,846	42,457,725	39,597,879	(1,108,349)
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	90,110	8,598,428	17,057,823	8,768,545
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	10,726	2,842,837	3,676,551	919,710
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,133	918,455	897,258	9,107
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	129,194	5,091,240	6,276,245	1,366,502
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	17,407	4,750,569	10,191,973	5,616,836
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,906	2,474,487	3,481,496	1,081,950
News Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	3,728	93,897	102,669	13,665
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	29,063	2,668,975	2,500,581	(21,745)
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	07/29/25	1,059	140,388	194,941	59,486
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	55,796	5,171,544	6,212,885	1,230,197
					347,122	32,750,820	50,592,422	19,044,253
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	07/29/25	2	309	355	13,884
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/16/29	50,298	9,386,531	7,691,570	(1,412,574)
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	90,524	3,739,228	5,120,037	1,593,148

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Danaher Corp.	USFF +0.250%	Weekly	MS	07/29/25	4,790	$1,163,160	$1,099,545	$(9,792)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	07/29/25	64,014	4,420,403	5,912,973	1,862,876
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	24,963	1,707,254	1,724,194	68,855
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,320	2,695,998	2,617,513	1,270
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/29/25	31,748	4,603,265	4,591,396	586,162
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/29/25	49,274	5,134,118	4,901,778	112,408
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	954	1,091,732	1,167,391	109,101
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,296	1,250,439	1,194,448	(16,306)
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/11/28	180,163	1,870,293	2,243,029	502,591
					512,346	37,062,730	38,264,229	3,411,623
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	15,137	1,347,891	1,987,337	680,576
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/29/25	42,853	7,281,161	6,969,183	(33,900)
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/29/25	47,064	6,812,389	10,911,318	4,440,619
KLA Corp.	USFF +0.250%	Weekly	MS	07/29/25	1,421	910,530	895,401	32,300
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/29/25	43,785	3,243,044	3,162,591	26,308
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/29/25	15,085	1,244,918	1,269,554	72,928
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	153,832	9,942,532	20,658,099	11,014,455
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	3,066	648,685	637,268	9,353
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	41,846	6,021,248	6,428,383	732,152
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	61,174	5,447,676	5,424,910	224,027
					410,126	41,552,183	56,356,707	16,518,242
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	8,443	2,435,117	2,970,163	632,192
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	697	163,251	235,119	77,442
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/25	3,102	847,109	932,027	110,120
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/29/25	3,949	248,276	303,678	79,645
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	01/07/27	11,840	2,787,243	2,768,429	65,514
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/10/28	862	1,597,142	1,716,182	149,632
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/11/28	246,452	5,267,209	6,747,856	1,757,744
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,840	956,718	1,350,011	422,682

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,417	$238,121	$311,499	$98,890
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/29/25	56,887	15,801,381	23,977,870	9,113,055
Oracle Corp.	USFF +0.250%	Weekly	MS	07/16/29	11,605	1,992,830	1,933,857	3,541
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	56,554	2,114,557	4,277,179	2,226,761
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,779	3,050,360	3,004,213	50,215
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,677	1,277,056	1,229,331	(7,906)
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/29/25	1,319	640,865	640,190	19,236
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	14,241	2,509,089	2,947,317	514,209
					433,664	41,926,324	55,344,921	15,312,972
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	31,274	1,656,699	2,171,979	590,007
Apple, Inc.	USFF +0.250%	Weekly	MS	07/29/25	126,866	14,180,660	31,769,784	18,531,918
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	7,317	1,313,844	1,273,451	5,802
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/25	70,362	3,396,968	4,165,430	1,209,368
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	25,455	3,062,991	2,933,434	(32,820)
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	18,723	3,507,140	4,708,273	1,307,066
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	183,887	3,476,680	3,925,987	598,087
HP, Inc.	USFF +0.250%	Weekly	MS	07/29/25	92,450	2,739,440	3,016,643	650,282
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,209	970,991	1,325,175	385,125
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,881	1,244,620	1,793,915	602,964
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	23,718	2,584,508	2,753,185	301,993
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	5,208	765,086	744,588	4,396
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/29/25	5,942	2,408,992	2,757,860	422,442
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	7,617	2,944,689	2,941,838	86,202
					611,909	44,253,308	66,281,542	24,662,832
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	72,207	1,347,044	1,644,153	415,687
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/29/25	10,577	1,692,909	2,334,661	724,318
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	32,767	1,173,237	1,310,352	270,737
					115,551	4,213,190	5,289,166	1,410,742
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	07/29/25	109,425	3,639,903	3,531,145	57,696
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	116,010	5,064,294	7,018,605	2,145,968
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	16,876	4,263,303	4,747,725	731,308

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,323	$80,915	$79,803	$1,825
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	13,857	3,223,556	3,159,950	68,658
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	16,175	2,083,077	2,039,667	54,007
					273,666	18,355,048	20,576,895	3,059,462
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/26	53,660	11,501,033	12,004,279	876,905
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	172,806	9,906,785	9,307,331	(198,295)
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	16,869	1,535,775	1,817,466	389,961
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/29/25	79,546	3,767,148	7,176,640	3,722,874
PG&E Corp.	USFF +0.250%	Weekly	MS	07/08/27	11,637	173,626	234,835	67,778
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,782	899,415	1,164,441	324,325
Southern Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	55,094	4,833,497	4,535,338	(115,424)
Vistra Corp.	USFF +0.250%	Weekly	MS	07/16/29	24,893	3,225,520	3,431,998	309,489
					428,287	35,842,799	39,672,328	5,377,613

Total Reference Entity — Long						763,264,912	883,542,938	156,083,260
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	01/07/27	(7,559)	$(1,084,619)	$(457,168)	$597,800
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/10/28	(408,417)	(4,885,107)	(4,043,328)	446,669
					(415,976)	(5,969,726)	(4,500,496)	1,044,469
Banks
Huntington Bancshares, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(996)	(16,708)	(16,205)	(768)
KeyCorp.	USFF -0.250%	Weekly	MS	01/07/27	(6,548)	(160,409)	(112,233)	30,335
Regions Financial Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,532)	(113,248)	(106,593)	(1,363)
					(12,076)	(290,365)	(235,031)	28,204
Capital Goods
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	07/16/29	(30,844)	(2,334,729)	(2,103,869)	184,264
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,613)	(4,480,253)	(6,901,838)	(2,546,184)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(68,664)	(12,842,890)	(12,153,528)	330,931
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/12/29	(80,748)	(5,626,483)	(5,511,858)	(73,510)
Fastenal Co.	USFF -0.250%	Weekly	MS	01/12/29	(84,539)	(6,215,886)	(6,079,199)	(87,085)
Fortive Corp.	USFF -0.250%	Weekly	MS	07/16/29	(51,437)	(3,850,606)	(3,857,775)	(118,266)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,542)	(1,122,118)	(1,014,337)	77,467
Hubbell, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,559)	(2,801,236)	(2,747,500)	(45,060)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(41,850)	$(10,555,288)	$(7,908,395)	$2,259,658
IDEX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(36,763)	(8,149,530)	(7,694,128)	195,895
Lennox International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,637)	(2,901,854)	(2,825,324)	(9,061)
Nordson Corp.	USFF -0.250%	Weekly	MS	07/11/28	(34,672)	(8,429,974)	(7,254,769)	929,881
PACCAR, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(81,816)	(8,703,960)	(8,510,500)	(266,084)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(27,498)	(7,648,326)	(7,858,653)	(494,455)
RTX Corp.	USFF -0.250%	Weekly	MS	07/16/29	(14,158)	(1,754,585)	(1,638,364)	61,228
Xylem, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(51,015)	(6,662,436)	(5,918,760)	533,219
					(633,355)	(94,080,154)	(89,978,797)	932,838
Commercial & Professional Services
Copart, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(62,851)	(3,503,199)	(3,607,019)	(201,724)
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(65,882)	(5,425,668)	(4,785,668)	488,966
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(31,718)	(8,610,991)	(8,083,332)	261,172
Paychex, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,890)	(976,311)	(966,116)	(21,971)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(21,374)	(4,710,544)	(4,381,029)	182,884
Rollins, Inc.	USFF -0.250%	Weekly	MS	07/29/25	(126,425)	(5,999,038)	(5,859,799)	(74,234)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(23,531)	(6,213,165)	(6,481,143)	(458,972)
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,115)	(2,358,241)	(2,242,896)	35,982
					(349,786)	(37,797,157)	(36,407,002)	212,103
Consumer Discretionary Distribution & Retail
Genuine Parts Co.	USFF -0.250%	Weekly	MS	07/16/29	(46,966)	(6,158,869)	(5,483,750)	435,888
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,330)	(2,796,701)	(2,762,914)	(43,736)
Pool Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,230)	(3,068,862)	(2,805,936)	164,648
Ross Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,622)	(2,879,729)	(2,816,950)	(22,460)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	(84,909)	(4,740,560)	(4,505,272)	82,221
					(161,057)	(19,644,721)	(18,374,822)	616,561
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(17,831)	(2,983,438)	(3,621,298)	(720,605)
DR Horton, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(32,329)	(5,039,189)	(4,520,241)	378,816
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,478)	(3,974,922)	(4,006,892)	(142,439)
					(60,638)	(11,997,549)	(12,148,431)	(484,228)
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(37,709)	(5,386,564)	(4,955,340)	281,235
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	01/05/26	(40,423)	(1,061,600)	(1,007,341)	23,584
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(98,490)	(5,944,344)	(5,938,947)	(160,139)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,621)	$(4,353,597)	$(4,038,511)	$177,795
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	07/11/28	(56,042)	(2,460,830)	(2,878,317)	(506,029)
MGM Resorts International	USFF -0.250%	Weekly	MS	07/16/29	(152,429)	(5,644,517)	(5,281,665)	205,699
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/29/25	(177,599)	(4,454,365)	(4,569,622)	(239,132)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	01/12/29	(24,143)	(4,372,208)	(5,569,549)	(1,336,876)
Starbucks Corp.	USFF -0.250%	Weekly	MS	07/16/29	(53,405)	(5,206,104)	(4,873,206)	168,014
					(649,861)	(38,884,129)	(39,112,498)	(1,385,849)
Consumer Staples Distribution & Retail
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,263)	(1,653,939)	(626,501)	954,707
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(18,030)	(2,702,142)	(1,351,168)	1,276,095
					(26,293)	(4,356,081)	(1,977,669)	2,230,802
Energy
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(440,458)	(12,054,134)	(10,170,175)	1,438,876
Devon Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(234,057)	(8,942,513)	(7,660,686)	981,798
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(48,379)	(8,546,613)	(7,925,932)	347,279
EQT Corp.	USFF -0.250%	Weekly	MS	01/12/29	(162,911)	(6,446,342)	(7,511,826)	(1,312,233)
Hess Corp.	USFF -0.250%	Weekly	MS	01/10/28	(25,201)	(3,873,573)	(3,351,985)	384,744
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	07/16/29	(22,860)	(3,599,125)	(3,188,970)	301,022
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	07/16/29	(187,651)	(9,476,482)	(9,271,836)	(102,683)
Schlumberger NV (Curacao)	USFF -0.250%	Weekly	MS	01/12/29	(979)	(59,647)	(37,535)	20,314
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(30,223)	(4,570,518)	(5,394,806)	(988,380)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(111,601)	(5,332,707)	(6,039,846)	(939,821)
					(1,264,320)	(62,901,654)	(60,553,597)	130,916
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(53,169)	(5,566,757)	(5,186,636)	157,103
BXP, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,265)	(1,134,962)	(1,060,745)	18,199
Camden Property Trust	USFF -0.250%	Weekly	MS	07/16/29	(12,501)	(1,439,683)	(1,450,616)	(50,512)
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(43,035)	(4,680,993)	(3,905,857)	523,207
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,231)	(4,438,966)	(4,932,258)	(734,280)
Equity Residential	USFF -0.250%	Weekly	MS	01/07/27	(5,569)	(481,905)	(399,631)	45,550

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
Federal Realty Investment Trust	USFF -0.250%	Weekly	MS	07/06/26	(19,382)	$(2,229,250)	$(2,169,815)	$(18,337)
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(58,423)	(1,132,067)	(1,023,571)	33,705
Invitation Homes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,559)	(894,958)	(817,121)	40,550
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(44,253)	(4,263,987)	(4,651,433)	(668,134)
Mid-America Apartment Communities, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(26,083)	(3,917,099)	(4,031,649)	(269,127)
Public Storage	USFF -0.250%	Weekly	MS	07/16/29	(1,388)	(498,197)	(415,623)	62,267
Regency Centers Corp.	USFF -0.250%	Weekly	MS	01/07/27	(22,315)	(1,606,145)	(1,649,748)	(186,832)
SBA Communications Corp.	USFF -0.250%	Weekly	MS	07/16/29	(11,145)	(2,557,098)	(2,271,351)	207,763
UDR, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(59,047)	(2,645,522)	(2,563,230)	5,675
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	01/10/28	(61,823)	(1,992,313)	(1,740,317)	167,110
					(463,188)	(39,479,902)	(38,269,601)	(666,093)
Financial Services
FactSet Research Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(9,915)	(4,519,361)	(4,761,976)	(392,107)
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	07/29/25	(93,926)	(8,583,232)	(7,586,403)	612,942
Global Payments, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(20,621)	(3,267,305)	(2,310,789)	827,974
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(31,671)	(5,540,141)	(5,551,926)	(216,818)
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(22,030)	(5,084,915)	(4,979,661)	(74,691)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,135)	(5,958,728)	(6,081,101)	(380,700)
					(188,298)	(32,953,682)	(31,271,856)	376,600
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/29/25	(150,829)	(7,712,507)	(5,728,485)	1,697,430
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/11/28	(34,533)	(3,360,067)	(2,685,286)	539,756
Campbell's Company (The)	USFF -0.250%	Weekly	MS	07/16/29	(47,586)	(2,267,756)	(1,992,902)	216,631
Hershey Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(43,474)	(8,201,568)	(7,362,322)	539,026
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	07/16/29	(61,081)	(1,928,988)	(1,916,111)	(54,557)
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(33,492)	(4,076,961)	(3,688,139)	183,045
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(54,207)	(4,943,544)	(3,622,654)	1,147,265

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
McCormick & Co., Inc., Non Voting Shares	USFF -0.250%	Weekly	MS	01/12/29	(121,107)	$(9,262,458)	$(9,233,198)	$(320,284)
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/10/28	(154,281)	(8,375,830)	(8,109,009)	31,626
					(700,590)	(50,129,679)	(44,338,106)	3,979,938
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(13,394)	(3,883,378)	(2,792,783)	984,098
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	01/12/29	(18,271)	(1,513,427)	(1,631,966)	(160,179)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(87,649)	(8,427,034)	(8,057,573)	134,505
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(125,636)	(11,564,933)	(9,770,712)	1,468,807
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(36,336)	(3,598,676)	(2,689,954)	808,774
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(52,944)	(4,269,318)	(3,663,725)	488,688
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(11,629)	(6,054,145)	(4,807,894)	1,077,645
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(26,784)	(7,313,221)	(6,992,499)	116,909
Intuitive Surgical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	(6,329)	(3,313,051)	(3,303,485)	(82,395)
Labcorp Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(40,954)	(8,962,682)	(9,391,571)	(738,755)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(40,221)	(6,273,209)	(6,067,740)	28,191
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(15,799)	(3,594,271)	(3,247,642)	213,750
Stryker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,883)	(1,822,592)	(1,758,124)	3,823
					(480,829)	(70,589,937)	(64,175,668)	4,343,861
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(45,966)	(4,838,320)	(4,813,100)	(141,997)
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/08/27	(21,108)	(2,085,315)	(1,582,678)	423,657
					(67,074)	(6,923,635)	(6,395,778)	281,660
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	07/16/29	(12,016)	(2,374,375)	(2,316,565)	(17,989)
American International Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,654)	(956,562)	(921,211)	4,216
Arch Capital Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(19,061)	(1,956,509)	(1,760,283)	94,332
Arthur J Gallagher & Co.	USFF -0.250%	Weekly	MS	07/16/29	(15,895)	(4,567,750)	(4,511,796)	(80,216)
Erie Indemnity Co., Class A	USFF -0.250%	Weekly	MS	07/16/29	(18,970)	(9,419,518)	(7,820,003)	1,325,726
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(3,196)	(1,263,799)	(1,158,422)	44,549

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance — (continued)
Globe Life, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(52,356)	$(5,509,546)	$(5,838,741)	$(524,545)
Principal Financial Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(52,798)	(4,376,700)	(4,087,093)	113,246
W R Berkley Corp.	USFF -0.250%	Weekly	MS	07/16/29	(30,252)	(1,822,835)	(1,770,347)	(15,698)
					(217,198)	(32,247,594)	(30,184,461)	943,621
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(24,032)	(7,033,794)	(6,970,241)	(260,961)
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(10,753)	(2,165,897)	(925,618)	1,154,281
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/16/29	(256,591)	(2,628,676)	(2,414,521)	125,941
Dow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(217,573)	(11,256,783)	(8,731,204)	1,980,557
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(26,951)	(1,254,384)	(1,026,294)	187,929
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(77,535)	(7,826,369)	(6,555,584)	993,819
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,093)	(5,110,294)	(4,696,535)	265,640
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(433,577)	(11,185,541)	(10,657,323)	144,630
Nucor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(11,523)	(1,875,832)	(1,344,849)	463,294
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(12,794)	(4,881,687)	(4,349,064)	390,769
					(1,080,422)	(55,219,257)	(47,671,233)	5,445,899
Media & Entertainment
Comcast Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(14,487)	(617,536)	(543,697)	58,350
Interpublic Group of Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(64,604)	(1,925,618)	(1,810,204)	42,463
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(32,801)	(3,607,120)	(4,247,730)	(755,066)
Match Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(70,989)	(3,795,222)	(2,322,050)	1,367,728
Paramount Global, Class B	USFF -0.250%	Weekly	MS	07/16/29	(275,235)	(2,981,293)	(2,878,958)	3,252
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(803,433)	(6,880,193)	(8,492,287)	(1,803,798)
					(1,261,549)	(19,806,982)	(20,294,926)	(1,087,071)
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(34,951)	(4,829,290)	(4,695,317)	(14,485)
Amgen, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,822)	(5,409,238)	(4,384,486)	834,364
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(59,802)	(5,267,392)	(4,307,538)	780,902
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,889)	(2,176,411)	(1,640,909)	475,323
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	07/16/29	(4,008)	(3,340,299)	(3,094,176)	149,405
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(42,924)	(5,347,008)	(1,784,780)	3,413,394
Pfizer, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(28,719)	(812,273)	(761,915)	19,028

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Regeneron Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,194)	$(4,637,229)	$(2,987,512)	$1,520,729
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21,057)	(2,440,129)	(2,350,172)	21,032
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,568)	(2,251,001)	(2,242,234)	(53,498)
Waters Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,519)	(2,347,871)	(2,418,419)	(135,521)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,548)	(6,503,614)	(6,075,583)	230,226
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(45,388)	(8,545,743)	(7,395,067)	870,148
					(297,389)	(53,907,498)	(44,138,108)	8,111,047
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(71,644)	(5,998,152)	(5,128,994)	702,117
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,774)	(1,644,557)	(1,180,601)	418,648
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,713)	(5,788,514)	(5,462,984)	130,850
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,880)	(3,390,927)	(1,090,638)	2,206,150
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(41,232)	(8,803,965)	(7,266,728)	1,293,294
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(235,652)	(8,382,124)	(4,724,823)	3,326,860
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(88,156)	(6,585,763)	(5,055,747)	1,292,886
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(827)	(728,882)	(489,336)	218,405
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	07/11/28	(18,326)	(1,489,379)	(1,155,454)	292,956
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(52,318)	(6,575,794)	(6,587,883)	(206,920)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(28,091)	(5,630,001)	(5,267,343)	172,234
					(515,969)	(49,019,906)	(38,281,537)	9,145,363
Software & Services
Adobe, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,075)	(1,137,915)	(922,711)	184,063
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(62,873)	(6,493,871)	(6,013,802)	299,166
Autodesk, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,598)	(1,267,440)	(1,359,031)	(146,376)
Crowdstrike Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(7,479)	(2,640,764)	(2,559,015)	8,587
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(57,326)	(4,211,553)	(5,416,160)	(1,321,693)
Gartner, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,236)	(3,850,500)	(3,505,625)	237,886
Intuit, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,218)	(3,419,456)	(3,279,513)	45,006
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(25,334)	(4,283,063)	(4,609,775)	(445,796)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,913)	(3,953,487)	(4,029,143)	(185,526)
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,810)	(1,684,721)	(1,918,817)	(280,527)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,738)	$(4,432,984)	$(4,462,040)	$(158,761)
Workday, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(17,118)	(4,554,598)	(4,416,958)	10,963
					(220,718)	(41,930,352)	(42,492,590)	(1,753,008)
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(24,733)	(2,228,811)	(2,733,738)	(566,572)
Corning, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(48,128)	(2,075,766)	(2,287,043)	(313,382)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(192,153)	(7,352,073)	(7,196,130)	(140,057)
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(36,798)	(5,752,273)	(5,910,863)	(321,544)
Seagate Technology Holdings PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(58,200)	(5,789,056)	(5,023,242)	535,247
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(41,698)	(929,792)	(1,270,955)	(366,484)
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(67,946)	(4,574,977)	(4,801,064)	(353,335)
Western Digital Corp.	USFF -0.250%	Weekly	MS	01/12/29	(63,952)	(4,426,762)	(3,813,458)	490,201
					(533,608)	(33,129,510)	(33,036,493)	(1,035,926)
Transportation
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(40,843)	(4,229,212)	(4,219,899)	(157,894)
Expeditors International of Washington, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(32,675)	(3,912,749)	(3,619,410)	162,509
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,766)	(573,697)	(472,046)	81,355
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(36,352)	(8,841,837)	(8,531,814)	16,349
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,107)	(2,984,313)	(2,664,875)	231,782
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/05/26	(290,881)	(10,131,563)	(9,779,419)	(207,248)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,581)	(451,381)	(444,815)	(5,378)
					(423,205)	(31,124,752)	(29,732,278)	121,475
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(640,249)	(10,582,433)	(8,240,005)	1,938,841
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/06/26	(109,894)	(6,267,686)	(6,499,131)	(639,946)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/07/27	(41,257)	(3,591,131)	(3,677,649)	(341,865)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/07/27	(59,185)	(5,817,511)	(5,458,633)	45,183
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	11/03/25	(18,003)	(2,710,698)	(2,241,193)	323,626
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/29/25	(13,376)	(1,640,148)	(1,862,876)	(334,489)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(177,259)	(5,179,013)	(5,624,428)	(702,913)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(52,276)	$(3,600,959)	$(3,484,195)	$(83,529)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(50,071)	(4,902,330)	(4,467,835)	251,660
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(39,940)	(4,913,807)	(4,822,755)	(113,600)
Edison International	USFF -0.250%	Weekly	MS	07/29/25	(37,939)	(3,084,563)	(3,029,050)	(148,428)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/29/25	(77,595)	(5,240,348)	(5,883,253)	(856,919)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(54,104)	(3,442,593)	(3,330,101)	(217,818)
Eversource Energy	USFF -0.250%	Weekly	MS	07/29/25	(128,418)	(8,464,413)	(7,375,046)	512,795
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(177,955)	(6,942,852)	(6,698,226)	(135,489)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/29/25	(108,547)	(4,604,179)	(4,318,000)	30,394
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(74,925)	(5,869,413)	(5,371,373)	280,465
NiSource, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(89,314)	(2,891,106)	(3,283,183)	(604,836)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/29/25	(35,674)	(3,213,166)	(3,024,085)	(18,731)
PPL Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,126)	(136,231)	(133,930)	(1,576)
Sempra	USFF -0.250%	Weekly	MS	01/07/27	(47,463)	(3,928,014)	(4,163,454)	(450,220)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(46,940)	(4,524,024)	(4,414,238)	(133,923)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(115,168)	(7,368,377)	(7,776,143)	(803,395)
					(2,199,678)	(108,914,995)	(105,178,782)	(2,204,713)

Total Reference Entity — Short						(907,297,369)	(843,878,754)	30,030,586
Net Value of Reference Entity						$(144,032,457)	$39,664,184	$186,113,846

*	Includes $2,417,205 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $186,113,846, which are considered Level 2 as of and for the period ended December 31, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.1%
Automobiles & Components — 1.2%
Aptiv PLC (Jersey)*	898	$ 54,311
BorgWarner, Inc.	752	23,906
Ford Motor Co.	13,021	128,908
General Motors Co.	3,592	191,346
		398,471
Banks — 2.6%
Citigroup, Inc.	5,709	401,856
Citizens Financial Group, Inc.	1,549	67,784
Fifth Third Bancorp	2,827	119,526
Huntington Bancshares, Inc.	6,073	98,808
KeyCorp.	2,381	40,810
PNC Financial Services Group, Inc. (The)	669	129,017
		857,801
Capital Goods — 17.3%
3M Co.	2,040	263,344
A. O. Smith Corp.	606	41,335
Allegion PLC (Ireland)	285	37,244
AMETEK, Inc.	301	54,258
Builders FirstSource, Inc.*	482	68,892
Carrier Global Corp.	1,040	70,990
Caterpillar, Inc.	1,648	597,829
Cummins, Inc.	573	199,748
Dover Corp.	573	107,495
Emerson Electric Co.	1,868	231,501
Fortive Corp.	865	64,875
GE Vernova, Inc.	297	97,692
Generac Holdings, Inc.*	194	30,080
General Dynamics Corp.	900	237,141
General Electric Co.	3,546	591,437
Honeywell International, Inc.	597	134,856
Howmet Aerospace, Inc.	1,702	186,148
Hubbell, Inc.	99	41,470
Illinois Tool Works, Inc.	1,152	292,101
Johnson Controls International PLC (Ireland)	2,173	171,515
L3Harris Technologies, Inc.	622	130,794
Lennox International, Inc.	107	65,195
Lockheed Martin Corp.	735	357,166
Masco Corp.	901	65,386
Northrop Grumman Corp.	203	95,266
Otis Worldwide Corp.	1,669	154,566
PACCAR, Inc.	2	208
Parker-Hannifin Corp.	409	260,136
Pentair PLC (Ireland)	550	55,352
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Quanta Services, Inc.	21	$ 6,637
Snap-on, Inc.	219	74,346
Stanley Black & Decker, Inc.	644	51,707
Textron, Inc.	561	42,911
Trane Technologies PLC (Ireland)	689	254,482
United Rentals, Inc.	275	193,721
Westinghouse Air Brake Technologies Corp.	719	136,315
WW Grainger, Inc.	155	163,378
		5,627,517
Commercial & Professional Services — 1.7%
Automatic Data Processing, Inc.	757	221,597
Broadridge Financial Solutions, Inc.	386	87,271
Jacobs Solutions, Inc.	518	69,215
Leidos Holdings, Inc.	557	80,241
Veralto Corp.	809	82,397
		540,721
Consumer Discretionary Distribution & Retail — 4.0%
AutoZone, Inc.*	37	118,474
Bath & Body Works, Inc.	717	27,798
Best Buy Co., Inc.	893	76,619
CarMax, Inc.*	508	41,534
eBay, Inc.	2,014	124,767
Home Depot, Inc. (The)	354	137,702
LKQ Corp.	856	31,458
Lowe's Cos., Inc.	1,826	450,657
Pool Corp.	124	42,277
Ross Stores, Inc.	6	908
TJX Cos., Inc. (The)	1,987	240,050
		1,292,244
Consumer Durables & Apparel — 1.7%
Garmin Ltd. (Switzerland)	804	165,833
Hasbro, Inc.	583	32,596
Lululemon Athletica, Inc.*	297	113,576
Mohawk Industries, Inc.*	263	31,331
NIKE, Inc., Class B	879	66,514
PulteGroup, Inc.	97	10,563
Ralph Lauren Corp.	259	59,824
Tapestry, Inc.	973	63,566
		543,803
Consumer Services — 3.3%
Booking Holdings, Inc.	68	337,853
Caesars Entertainment, Inc.*	700	23,394
Carnival Corp. (Panama)*	3,853	96,017

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Expedia Group, Inc.*	422	$ 78,631
Hilton Worldwide Holdings, Inc.	356	87,989
Marriott International, Inc., Class A	538	150,070
McDonald's Corp.	371	107,549
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	1,440	37,051
Wynn Resorts Ltd.	375	32,310
Yum! Brands, Inc.	928	124,500
		1,075,364
Consumer Staples Distribution & Retail — 2.0%
Dollar General Corp.	727	55,121
Kroger Co. (The)	3,026	185,040
Sysco Corp.	1,635	125,012
Target Corp.	1,919	259,410
Walgreens Boots Alliance, Inc.	2,833	26,432
		651,015
Energy — 7.6%
Baker Hughes Co.	3,731	153,046
Chevron Corp.	4,066	588,919
ConocoPhillips	3,074	304,849
Coterra Energy, Inc.	2,484	63,441
EOG Resources, Inc.	1,962	240,502
Exxon Mobil Corp.	867	93,263
Halliburton Co.	2,877	78,226
Kinder Morgan, Inc.	487	13,344
Marathon Petroleum Corp.	1,012	141,174
ONEOK, Inc.	1,861	186,844
Phillips 66	1,720	195,960
Schlumberger NV (Curacao)	4,627	177,399
Texas Pacific Land Corp.	70	77,417
Valero Energy Corp.	1,323	162,187
		2,476,571
Equity Real Estate Investment Trusts (REITs) — 2.3%
AvalonBay Communities, Inc.	465	102,286
BXP, Inc.	525	39,039
Camden Property Trust	131	15,201
Equity Residential	1,148	82,381
Essex Property Trust, Inc.	210	59,942
Federal Realty Investment Trust	278	31,122
Kimco Realty Corp.	2,208	51,734
Public Storage	152	45,515
Realty Income Corp.	1,778	94,963
Regency Centers Corp.	580	42,879
Simon Property Group, Inc.	399	68,712
Ventas, Inc.	388	22,849
	Number of Shares	Value
COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — (Continued)
VICI Properties, Inc.	1,635	$ 47,758
Welltower, Inc.	335	42,220
		746,601
Financial Services — 4.1%
Cboe Global Markets, Inc.	8	1,563
Corpay, Inc.*	291	98,480
Fiserv, Inc.*	1,816	373,043
Franklin Resources, Inc.	2,188	44,395
Global Payments, Inc.	833	93,346
Intercontinental Exchange, Inc.	459	68,396
Nasdaq, Inc.	990	76,537
PayPal Holdings, Inc.*	4,204	358,811
T Rowe Price Group, Inc.	928	104,948
Visa, Inc., Class A	338	106,821
		1,326,340
Food, Beverage & Tobacco — 8.4%
Altria Group, Inc.	6,951	363,468
Coca-Cola Co. (The)	5,376	334,710
Conagra Brands, Inc.	1,997	55,417
Constellation Brands, Inc., Class A	595	131,495
General Mills, Inc.	1,689	107,707
Hormel Foods Corp.	1,030	32,311
Kellanova	1,437	116,354
Keurig Dr Pepper, Inc.	4,478	143,833
Kraft Heinz Co. (The)	5,053	155,178
Molson Coors Beverage Co., Class B	863	49,467
Mondelez International, Inc., Class A	4,382	261,737
PepsiCo, Inc.	1,492	226,873
Philip Morris International, Inc.	5,802	698,271
Tyson Foods, Inc., Class A	1,167	67,032
		2,743,853
Health Care Equipment & Services — 6.3%
Align Technology, Inc.*	170	35,447
Baxter International, Inc.	1,672	48,755
Cencora, Inc.	471	105,824
Centene Corp.*	1,748	105,894
Cigna Group (The)	917	253,220
CVS Health Corp.	4,190	188,089
DaVita, Inc.*	281	42,024
Elevance Health, Inc.	760	280,364
GE HealthCare Technologies, Inc.	1,463	114,377
HCA Healthcare, Inc.	839	251,826
Henry Schein, Inc.*	413	28,580
Hologic, Inc.*	781	56,302

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Humana, Inc.	398	$ 100,977
Molina Healthcare, Inc.*	199	57,919
Quest Diagnostics, Inc.	203	30,625
Solventum Corp.*	567	37,456
Teleflex, Inc.	143	25,451
UnitedHealth Group, Inc.	381	192,733
Universal Health Services, Inc., Class B	224	40,190
Zimmer Biomet Holdings, Inc.	653	68,976
		2,065,029
Household & Personal Products — 1.7%
Clorox Co. (The)	405	65,776
Colgate-Palmolive Co.	2,474	224,911
Estee Lauder Cos., Inc. (The), Class A	284	21,294
Kimberly-Clark Corp.	1,374	180,049
Procter & Gamble Co. (The)	352	59,013
		551,043
Insurance — 5.9%
Aflac, Inc.	1,679	173,676
Aon PLC, Class A (Ireland)	703	252,489
Arch Capital Group Ltd. (Bermuda)	19	1,755
Assurant, Inc.	162	34,542
Brown & Brown, Inc.	899	91,716
Chubb Ltd. (Switzerland)	383	105,823
Cincinnati Financial Corp.	512	73,574
Hartford Financial Services Group, Inc. (The)	973	106,446
Loews Corp.	910	77,068
Marsh & McLennan Cos., Inc.	1,520	322,863
MetLife, Inc.	2,186	178,990
Principal Financial Group, Inc.	729	56,432
Progressive Corp. (The)	193	46,245
Prudential Financial, Inc.	1,487	176,254
Travelers Cos., Inc. (The)	732	176,331
W R Berkley Corp.	769	45,002
Willis Towers Watson PLC (Ireland)	7	2,193
		1,921,399
Materials — 3.6%
Albemarle Corp.	360	30,989
Amcor PLC (Jersey)	4,769	44,876
Avery Dennison Corp.	336	62,876
Ball Corp.	1,254	69,133
Celanese Corp.	456	31,560
CF Industries Holdings, Inc.	578	49,315
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Corteva, Inc.	2,257	$ 128,559
DuPont de Nemours, Inc.	1,746	133,132
Eastman Chemical Co.	489	44,655
Ecolab, Inc.	44	10,310
FMC Corp.	521	25,326
International Paper Co.	1,452	78,147
LyondellBasell Industries NV, Class A (Netherlands)	1,083	80,434
Newmont Corp.	1,757	65,396
Nucor Corp.	744	86,832
Packaging Corp. of America	271	61,010
PPG Industries, Inc.	762	91,021
Sherwin-Williams Co. (The)	201	68,326
		1,161,897
Media & Entertainment — 3.2%
Charter Communications, Inc., Class A*	595	203,948
Comcast Corp., Class A	10,011	375,713
Fox Corp., Class A	1,768	85,889
Interpublic Group of Cos., Inc. (The)	1,562	43,767
Match Group, Inc.*	888	29,047
News Corp., Class A	40	1,102
Omnicom Group, Inc.	815	70,123
Walt Disney Co. (The)	1,995	222,143
		1,031,732
Pharmaceuticals, Biotechnology & Life Sciences — 4.2%
Biogen, Inc.*	483	73,860
Bristol-Myers Squibb Co.	3,523	199,261
Charles River Laboratories International, Inc.*	167	30,828
Gilead Sciences, Inc.	4,112	379,825
Incyte Corp.*	584	40,337
Johnson & Johnson	2,215	320,333
Merck & Co., Inc.	2,701	268,696
Viatris, Inc.	3,944	49,103
		1,362,243
Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.	2,327	378,440
Intel Corp.	1,467	29,413
Lam Research Corp.	1,864	134,637
ON Semiconductor Corp.*	1,394	87,892
QUALCOMM, Inc.	1,271	195,251
Skyworks Solutions, Inc.	524	46,468
		872,101

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 0.7%
Accenture PLC, Class A (Ireland)	106	$ 37,290
EPAM Systems, Inc.*	185	43,257
Gen Digital, Inc.	2,570	70,366
VeriSign, Inc.*	409	84,647
		235,560
Technology Hardware & Equipment — 5.4%
Amphenol Corp., Class A	905	62,852
CDW Corp.	436	75,881
Cisco Systems, Inc.	5,543	328,146
Dell Technologies, Inc., Class C	1,796	206,971
F5, Inc.*	242	60,856
Hewlett Packard Enterprise Co.	4,315	92,125
HP, Inc.	3,870	126,278
Jabil, Inc.	471	67,777
Motorola Solutions, Inc.	588	271,791
NetApp, Inc.	848	98,436
TE Connectivity PLC (Ireland)	1,253	179,141
Teledyne Technologies, Inc.*	152	70,548
Trimble, Inc.*	745	52,642
Zebra Technologies Corp., Class A*	168	64,885
		1,758,329
Telecommunication Services — 3.5%
AT&T, Inc.	18,186	414,095
T-Mobile US, Inc.	1,537	339,262
Verizon Communications, Inc.	9,503	380,025
		1,133,382
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 4.2%
CSX Corp.	7,122	$ 229,827
Delta Air Lines, Inc.	2,159	130,619
FedEx Corp.	812	228,440
JB Hunt Transport Services, Inc.	319	54,441
Union Pacific Corp.	1,896	432,364
United Airlines Holdings, Inc.*	1,077	104,577
United Parcel Service, Inc., Class B	1,473	185,745
		1,366,013
Utilities — 1.5%
Constellation Energy Corp.	1,012	226,394
Dominion Energy, Inc.	2,753	148,277
NRG Energy, Inc.	856	77,228
Southern Co. (The)	468	38,526
		490,425
TOTAL COMMON STOCKS (Cost $29,525,486)		32,229,454
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		300,347
NET ASSETS - 100.0%		$32,529,801

*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.3%
Automobiles & Components — 2.0%
Aptiv PLC (Jersey)*	381	$ 23,043
BorgWarner, Inc.	354	11,254
Ford Motor Co.	236	2,336
General Motors Co.	1,796	95,673
Tesla, Inc.*	717	289,553
		421,859
Banks — 3.1%
Bank of America Corp.	3,051	134,091
Citigroup, Inc.	751	52,863
Citizens Financial Group, Inc.	177	7,746
Fifth Third Bancorp	269	11,373
Huntington Bancshares, Inc.	69	1,123
JPMorgan Chase & Co.	1,136	272,311
KeyCorp.	367	6,290
M&T Bank Corp.	39	7,332
PNC Financial Services Group, Inc. (The)	156	30,085
Regions Financial Corp.	45	1,058
Truist Financial Corp.	524	22,731
US Bancorp	611	29,224
Wells Fargo & Co.	1,328	93,279
		669,506
Capital Goods — 9.6%
3M Co.	888	114,632
A. O. Smith Corp.	59	4,024
Allegion PLC (Ireland)	60	7,841
AMETEK, Inc.	13	2,343
Axon Enterprise, Inc.*	4	2,377
Boeing Co. (The)*	37	6,549
Builders FirstSource, Inc.*	229	32,731
Carrier Global Corp.	52	3,550
Caterpillar, Inc.	780	282,953
Cummins, Inc.	257	89,590
Deere & Co.	16	6,779
Dover Corp.	222	41,647
Eaton Corp. PLC (Ireland)	23	7,633
Emerson Electric Co.	920	114,016
Fastenal Co.	28	2,013
Fortive Corp.	20	1,500
GE Vernova, Inc.	16	5,263
Generac Holdings, Inc.*	3	465
General Dynamics Corp.	445	117,253
General Electric Co.	1,756	292,883
Honeywell International, Inc.	38	8,584
Howmet Aerospace, Inc.	24	2,625
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Hubbell, Inc.	3	$ 1,257
Huntington Ingalls Industries, Inc.	2	378
IDEX Corp.	4	837
Illinois Tool Works, Inc.	449	113,848
Ingersoll Rand, Inc.	23	2,081
Johnson Controls International PLC (Ireland)	1,073	84,692
L3Harris Technologies, Inc.	307	64,556
Lennox International, Inc.	1	609
Lockheed Martin Corp.	287	139,465
Masco Corp.	352	25,545
Nordson Corp.	3	628
Northrop Grumman Corp.	61	28,627
Otis Worldwide Corp.	645	59,733
PACCAR, Inc.	30	3,121
Parker-Hannifin Corp.	7	4,452
Pentair PLC (Ireland)	267	26,871
Quanta Services, Inc.	8	2,528
Rockwell Automation, Inc.	6	1,715
RTX Corp.	78	9,026
Snap-on, Inc.	101	34,288
Stanley Black & Decker, Inc.	249	19,992
Textron, Inc.	11	841
Trane Technologies PLC (Ireland)	365	134,813
TransDigm Group, Inc.	3	3,802
United Rentals, Inc.	93	65,513
Westinghouse Air Brake Technologies Corp.	278	52,706
WW Grainger, Inc.	42	44,270
Xylem, Inc.	12	1,392
		2,074,837
Commercial & Professional Services — 0.9%
Automatic Data Processing, Inc.	320	93,674
Broadridge Financial Solutions, Inc.	6	1,357
Cintas Corp.	20	3,654
Copart, Inc.*	46	2,640
Dayforce, Inc.*	8	581
Equifax, Inc.	6	1,529
Jacobs Solutions, Inc.	231	30,866
Leidos Holdings, Inc.	254	36,591
Paychex, Inc.	21	2,945
Paycom Software, Inc.	3	615
Republic Services, Inc.	18	3,621
Rollins, Inc.	24	1,112
Veralto Corp.	15	1,528

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	8	$ 2,203
Waste Management, Inc.	20	4,036
		186,952
Consumer Discretionary Distribution & Retail — 6.6%
Amazon.com, Inc.*	4,460	978,480
AutoZone, Inc.*	1	3,202
Bath & Body Works, Inc.	12	465
Best Buy Co., Inc.	346	29,687
CarMax, Inc.*	9	736
eBay, Inc.	936	57,985
Genuine Parts Co.	8	934
Home Depot, Inc. (The)	289	112,418
LKQ Corp.	429	15,766
Lowe's Cos., Inc.	708	174,734
O'Reilly Automotive, Inc.*	3	3,557
Pool Corp.	2	682
Ross Stores, Inc.	19	2,874
TJX Cos., Inc. (The)	243	29,357
Tractor Supply Co.	30	1,592
Ulta Beauty, Inc.*	2	870
		1,413,339
Consumer Durables & Apparel — 0.9%
Deckers Outdoor Corp.*	7	1,422
DR Horton, Inc.	19	2,657
Garmin Ltd. (Switzerland)	310	63,941
Hasbro, Inc.	138	7,715
Lennar Corp., Class A	109	14,864
Lululemon Athletica, Inc.*	42	16,061
Mohawk Industries, Inc.*	119	14,176
NIKE, Inc., Class B	89	6,735
NVR, Inc.*	1	8,179
PulteGroup, Inc.	12	1,307
Ralph Lauren Corp.	122	28,179
Tapestry, Inc.	437	28,549
		193,785
Consumer Services — 2.2%
Airbnb, Inc., Class A*	30	3,942
Booking Holdings, Inc.	53	263,326
Caesars Entertainment, Inc.*	12	401
Carnival Corp. (Panama)*	61	1,520
Chipotle Mexican Grill, Inc.*	56	3,377
Darden Restaurants, Inc.	7	1,307
Domino's Pizza, Inc.	2	840
Expedia Group, Inc.*	208	38,757
Hilton Worldwide Holdings, Inc.	14	3,460
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Las Vegas Sands Corp.	43	$ 2,209
Marriott International, Inc., Class A	254	70,851
McDonald's Corp.	42	12,175
MGM Resorts International*	17	589
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	21	540
Royal Caribbean Cruises Ltd. (Liberia)	16	3,691
Starbucks Corp.	66	6,023
Wynn Resorts Ltd.	6	517
Yum! Brands, Inc.	452	60,640
		474,165
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	21	19,242
Dollar General Corp.	357	27,068
Dollar Tree, Inc.*	12	899
Kroger Co. (The)	1,297	79,311
Sysco Corp.	798	61,015
Target Corp.	120	16,222
Walgreens Boots Alliance, Inc.	1,403	13,090
Walmart, Inc.	482	43,549
		260,396
Energy — 3.0%
APA Corp.	17	393
Baker Hughes Co.	1,597	65,509
Chevron Corp.	1,031	149,330
ConocoPhillips	68	6,744
Coterra Energy, Inc.	43	1,098
Devon Energy Corp.	38	1,244
Diamondback Energy, Inc.	18	2,949
EOG Resources, Inc.	33	4,045
EQT Corp.	25	1,153
Exxon Mobil Corp.	1,342	144,359
Halliburton Co.	1,432	38,936
Hess Corp.	18	2,394
Kinder Morgan, Inc.	130	3,562
Marathon Petroleum Corp.	19	2,650
Occidental Petroleum Corp.	56	2,767
ONEOK, Inc.	944	94,778
Phillips 66	24	2,734
Schlumberger NV (Curacao)	2,291	87,837
Targa Resources Corp.	11	1,963
Texas Pacific Land Corp.	1	1,106

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	316	$ 38,738
Williams Cos., Inc. (The)	64	3,464
		657,753
Equity Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.	10	975
American Tower Corp.	27	4,952
AvalonBay Communities, Inc.	8	1,760
BXP, Inc.	9	669
Camden Property Trust	6	696
Crown Castle, Inc.	25	2,269
Digital Realty Trust, Inc.	15	2,660
Equinix, Inc.	4	3,772
Equity Residential	22	1,579
Essex Property Trust, Inc.	3	856
Extra Space Storage, Inc.	11	1,646
Federal Realty Investment Trust	4	448
Healthpeak Properties, Inc.	34	689
Host Hotels & Resorts, Inc.	34	596
Invitation Homes, Inc.	30	959
Iron Mountain, Inc.	14	1,472
Kimco Realty Corp.	1,052	24,648
Mid-America Apartment Communities, Inc.	6	927
Prologis, Inc.	54	5,708
Public Storage	10	2,994
Realty Income Corp.	52	2,777
Regency Centers Corp.	10	739
SBA Communications Corp.	6	1,223
Simon Property Group, Inc.	19	3,272
UDR, Inc.	19	825
Ventas, Inc.	20	1,178
VICI Properties, Inc.	49	1,431
Welltower, Inc.	257	32,390
Weyerhaeuser Co.	42	1,182
		105,292
Financial Services — 8.6%
American Express Co.	292	86,663
Ameriprise Financial, Inc.	39	20,765
Apollo Global Management, Inc.	229	37,822
Bank of New York Mellon Corp. (The)	299	22,972
Berkshire Hathaway, Inc., Class B*	845	383,022
Blackrock, Inc.	61	62,532
Blackstone, Inc.	294	50,691
Capital One Financial Corp.	45	8,024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Cboe Global Markets, Inc.	6	$ 1,172
Charles Schwab Corp. (The)	87	6,439
CME Group, Inc.	21	4,877
Corpay, Inc.*	113	38,241
Discover Financial Services	102	17,669
FactSet Research Systems, Inc.	2	961
Fidelity National Information Services, Inc.	32	2,585
Fiserv, Inc.*	968	198,847
Franklin Resources, Inc.	212	4,301
Global Payments, Inc.	13	1,457
Goldman Sachs Group, Inc. (The)	130	74,441
Intercontinental Exchange, Inc.	237	35,315
Invesco Ltd. (Bermuda)	29	507
Jack Henry & Associates, Inc.	4	701
KKR & Co., Inc.	359	53,100
MarketAxess Holdings, Inc.	2	452
Mastercard, Inc., Class A	374	196,937
Moody's Corp.	10	4,734
Morgan Stanley	652	81,969
MSCI, Inc.	4	2,400
Nasdaq, Inc.	172	13,297
Northern Trust Corp.	14	1,435
PayPal Holdings, Inc.*	1,624	138,608
Raymond James Financial, Inc.	12	1,864
S&P Global, Inc.	15	7,470
State Street Corp.	119	11,680
Synchrony Financial	157	10,205
T Rowe Price Group, Inc.	107	12,101
Visa, Inc., Class A	816	257,889
		1,854,145
Food, Beverage & Tobacco — 3.7%
Altria Group, Inc.	2,756	144,111
Archer-Daniels-Midland Co.*	28	1,414
Brown-Forman Corp., Class B	23	873
Bunge Global SA (Switzerland)	8	622
Campbell's Company (The)	17	712
Coca-Cola Co. (The)	611	38,041
Conagra Brands, Inc.	28	777
Constellation Brands, Inc., Class A	265	58,565
General Mills, Inc.	32	2,041
Hershey Co. (The)	11	1,863
Hormel Foods Corp.	32	1,004
J M Smucker Co. (The)	6	661
Kellanova	93	7,530
Keurig Dr Pepper, Inc.	2,190	70,343

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kraft Heinz Co. (The)	1,311	$ 40,261
Lamb Weston Holdings, Inc.	7	468
McCormick & Co., Inc., non-voting shares	16	1,220
Molson Coors Beverage Co., Class B	332	19,030
Mondelez International, Inc., Class A	1,797	107,335
Monster Beverage Corp.*	50	2,628
PepsiCo, Inc.	84	12,773
Philip Morris International, Inc.	2,366	284,748
Tyson Foods, Inc., Class A	21	1,206
		798,226
Health Care Equipment & Services — 5.0%
Abbott Laboratories	706	79,856
Align Technology, Inc.*	4	834
Baxter International, Inc.	737	21,491
Becton Dickinson & Co.	13	2,949
Boston Scientific Corp.*	70	6,253
Cardinal Health, Inc.	14	1,656
Cencora, Inc.	315	70,774
Centene Corp.*	827	50,100
Cigna Group (The)	523	144,421
Cooper Cos., Inc. (The)*	11	1,011
CVS Health Corp.	2,034	91,306
DaVita, Inc.*	137	20,488
Dexcom, Inc.*	18	1,400
Edwards Lifesciences Corp.*	29	2,147
Elevance Health, Inc.	377	139,075
GE HealthCare Technologies, Inc.	27	2,111
HCA Healthcare, Inc.	425	127,564
Henry Schein, Inc.*	7	485
Hologic, Inc.*	282	20,329
Humana, Inc.	196	49,727
IDEXX Laboratories, Inc.*	4	1,654
Insulet Corp.*	4	1,044
Intuitive Surgical, Inc.*	16	8,351
Labcorp Holdings, Inc.	4	917
McKesson Corp.	7	3,989
Medtronic PLC (Ireland)	76	6,071
Molina Healthcare, Inc.*	95	27,650
Quest Diagnostics, Inc.	6	905
ResMed, Inc.	8	1,830
Solventum Corp.*	279	18,431
STERIS PLC (Ireland)	4	822
Stryker Corp.	18	6,481
Teleflex, Inc.	2	356
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
UnitedHealth Group, Inc.	281	$ 142,147
Universal Health Services, Inc., Class B	109	19,557
Zimmer Biomet Holdings, Inc.	10	1,056
		1,075,238
Household & Personal Products — 0.9%
Church & Dwight Co., Inc.	12	1,256
Clorox Co. (The)	200	32,482
Colgate-Palmolive Co.	893	81,183
Estee Lauder Cos., Inc. (The), Class A	17	1,275
Kenvue, Inc.	112	2,391
Kimberly-Clark Corp.	443	58,051
Procter & Gamble Co. (The)	150	25,147
		201,785
Insurance — 2.3%
Aflac, Inc.	29	3,000
Allstate Corp. (The)	13	2,506
American International Group, Inc.	37	2,694
Aon PLC, Class A (Ireland)	352	126,424
Arch Capital Group Ltd. (Bermuda)	22	2,032
Arthur J Gallagher & Co.	13	3,690
Assurant, Inc.	3	640
Brown & Brown, Inc.	462	47,133
Chubb Ltd. (Switzerland)	24	6,631
Cincinnati Financial Corp.	29	4,167
Erie Indemnity Co., Class A	3	1,237
Everest Group Ltd. (Bermuda)	2	725
Globe Life, Inc.	5	558
Hartford Financial Services Group, Inc. (The)	17	1,860
Loews Corp.	352	29,811
Marsh & McLennan Cos., Inc.	791	168,016
MetLife, Inc.	41	3,357
Principal Financial Group, Inc.	12	929
Progressive Corp. (The)	36	8,626
Prudential Financial, Inc.	574	68,036
Travelers Cos., Inc. (The)	13	3,132
W R Berkley Corp.	22	1,287
Willis Towers Watson PLC (Ireland)	10	3,132
		489,623
Materials — 1.3%
Air Products and Chemicals, Inc.	10	2,900
Albemarle Corp.	6	516
Amcor PLC (Jersey)	86	809

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Avery Dennison Corp.	22	$ 4,117
Ball Corp.	485	26,738
Celanese Corp.	6	415
CF Industries Holdings, Inc.	10	853
Corteva, Inc.	41	2,335
Dow, Inc.	41	1,645
DuPont de Nemours, Inc.	678	51,697
Eastman Chemical Co.	189	17,259
Ecolab, Inc.	15	3,515
FMC Corp.	203	9,868
Freeport-McMoRan, Inc.	84	3,199
International Flavors & Fragrances, Inc.	15	1,268
International Paper Co.	563	30,301
Linde PLC (Ireland)	28	11,723
LyondellBasell Industries NV, Class A (Netherlands)	528	39,215
Martin Marietta Materials, Inc.	3	1,550
Mosaic Co. (The)	18	442
Newmont Corp.	53	1,973
Nucor Corp.	92	10,737
Packaging Corp. of America	5	1,126
PPG Industries, Inc.	377	45,033
Sherwin-Williams Co. (The)	14	4,759
Smurfit WestRock PLC (Ireland)	209	11,257
Steel Dynamics, Inc.	9	1,027
Vulcan Materials Co.	7	1,801
		288,078
Media & Entertainment — 9.7%
Alphabet, Inc., Class A	5,202	984,739
Charter Communications, Inc., Class A*	71	24,337
Comcast Corp., Class A	1,981	74,347
Electronic Arts, Inc.	107	15,654
Fox Corp., Class A	752	36,532
Interpublic Group of Cos., Inc. (The)	604	16,924
Live Nation Entertainment, Inc.*	11	1,424
Match Group, Inc.*	15	491
Meta Platforms, Inc., Class A	1,229	719,592
Netflix, Inc.*	25	22,283
News Corp., Class A	34	936
Omnicom Group, Inc.	379	32,609
Paramount Global, Class B	40	418
Take-Two Interactive Software, Inc.*	72	13,254
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Walt Disney Co. (The)	1,303	$ 145,089
Warner Bros Discovery, Inc.*	144	1,522
		2,090,151
Pharmaceuticals, Biotechnology & Life Sciences — 4.5%
AbbVie, Inc.	105	18,659
Agilent Technologies, Inc.	14	1,881
Amgen, Inc.	32	8,340
Biogen, Inc.*	237	36,242
Bio-Techne Corp.	8	576
Bristol-Myers Squibb Co.	121	6,844
Charles River Laboratories International, Inc.*	3	554
Danaher Corp.	293	67,258
Eli Lilly & Co.	45	34,740
Gilead Sciences, Inc.	2,026	187,142
Incyte Corp.*	77	5,318
IQVIA Holdings, Inc.*	8	1,572
Johnson & Johnson	1,545	223,438
Merck & Co., Inc.	3,298	328,085
Mettler-Toledo International, Inc.*	1	1,224
Moderna, Inc.*	23	956
Pfizer, Inc.	333	8,834
Regeneron Pharmaceuticals, Inc.*	7	4,986
Revvity, Inc.	7	781
Thermo Fisher Scientific, Inc.	18	9,364
Vertex Pharmaceuticals, Inc.*	15	6,041
Viatris, Inc.	71	884
Waters Corp.*	3	1,113
West Pharmaceutical Services, Inc.	4	1,310
Zoetis, Inc.	21	3,422
		959,564
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	18	2,363
CoStar Group, Inc.*	19	1,360
		3,723
Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices, Inc.*	77	9,301
Analog Devices, Inc.	23	4,887
Applied Materials, Inc.	1,326	215,647
Broadcom, Inc.	1,043	241,809
Enphase Energy, Inc.*	6	412
First Solar, Inc.*	5	881
Intel Corp.	245	4,912
KLA Corp.	144	90,737
Lam Research Corp.	2,114	152,694

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Microchip Technology, Inc.	31	$ 1,778
Micron Technology, Inc.	449	37,788
Monolithic Power Systems, Inc.	2	1,183
NVIDIA Corp.	8,378	1,125,082
NXP Semiconductors NV (Netherlands)	15	3,118
ON Semiconductor Corp.*	25	1,576
QUALCOMM, Inc.	1,913	293,875
Skyworks Solutions, Inc.	258	22,880
Teradyne, Inc.	9	1,133
Texas Instruments, Inc.	44	8,251
		2,217,944
Software & Services — 8.3%
Accenture PLC, Class A (Ireland)	37	13,016
Adobe, Inc.*	27	12,006
Akamai Technologies, Inc.*	8	765
ANSYS, Inc.*	35	11,807
Autodesk, Inc.*	13	3,842
Cadence Design Systems, Inc.*	16	4,807
Cognizant Technology Solutions Corp., Class A	201	15,457
Crowdstrike Holdings, Inc., Class A*	10	3,422
EPAM Systems, Inc.*	3	702
Fair Isaac Corp.*	1	1,991
Fortinet, Inc.*	37	3,496
Gartner, Inc.*	4	1,938
Gen Digital, Inc.	1,082	29,625
GoDaddy, Inc., Class A*	6	1,184
International Business Machines Corp.	54	11,871
Intuit, Inc.	13	8,171
Microsoft Corp.	3,620	1,525,830
Oracle Corp.	163	27,162
Palantir Technologies, Inc., Class A*	134	10,134
Palo Alto Networks, Inc.*	32	5,823
PTC, Inc.*	6	1,103
Roper Technologies, Inc.	44	22,873
Salesforce, Inc.	57	19,057
ServiceNow, Inc.*	13	13,782
Synopsys, Inc.*	10	4,854
Tyler Technologies, Inc.*	2	1,153
VeriSign, Inc.*	96	19,868
Workday, Inc., Class A*	10	2,580
		1,778,319
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 9.9%
Amphenol Corp., Class A	74	$ 5,139
Apple, Inc.	6,132	1,535,575
Arista Networks, Inc.*	64	7,074
CDW Corp.	216	37,593
Cisco Systems, Inc.	1,460	86,432
Corning, Inc.	48	2,281
Dell Technologies, Inc., Class C	1,138	131,143
F5, Inc.*	112	28,165
Hewlett Packard Enterprise Co.	2,105	44,942
HP, Inc.	1,594	52,012
Jabil, Inc.	223	32,090
Juniper Networks, Inc.	19	712
Keysight Technologies, Inc.*	11	1,767
Motorola Solutions, Inc.	11	5,084
NetApp, Inc.	381	44,226
Seagate Technology Holdings PLC (Ireland)	12	1,036
Super Micro Computer, Inc.*	35	1,067
TE Connectivity PLC (Ireland)	499	71,342
Teledyne Technologies, Inc.*	2	928
Trimble, Inc.*	12	848
Western Digital Corp.*	20	1,193
Zebra Technologies Corp., Class A*	83	32,056
		2,122,705
Telecommunication Services — 2.5%
AT&T, Inc.	4,933	112,325
T-Mobile US, Inc.	1,681	371,047
Verizon Communications, Inc.	1,672	66,863
		550,235
Transportation — 1.0%
CH Robinson Worldwide, Inc.	6	620
CSX Corp.	526	16,974
Delta Air Lines, Inc.	1,046	63,283
Expeditors International of Washington, Inc.	8	886
FedEx Corp.	167	46,982
JB Hunt Transport Services, Inc.	5	853
Norfolk Southern Corp.	13	3,051
Old Dominion Freight Line, Inc.	10	1,764
Southwest Airlines Co.	29	975
Uber Technologies, Inc.*	98	5,912
Union Pacific Corp.	307	70,008
United Airlines Holdings, Inc.*	16	1,554
United Parcel Service, Inc., Class B	50	6,305
		219,167

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 1.3%
AES Corp. (The)	40	$ 515
Alliant Energy Corp.	13	769
Ameren Corp.	13	1,159
American Electric Power Co., Inc.	25	2,306
American Water Works Co., Inc.	9	1,120
Atmos Energy Corp.	7	975
CenterPoint Energy, Inc.	30	952
CMS Energy Corp.	14	933
Consolidated Edison, Inc.	20	1,784
Constellation Energy Corp.	507	113,421
Dominion Energy, Inc.	1,356	73,034
DTE Energy Co.	12	1,449
Duke Energy Corp.	45	4,848
Edison International	18	1,437
Entergy Corp.	20	1,516
Evergy, Inc.	11	677
Eversource Energy	25	1,436
Exelon Corp.	59	2,221
FirstEnergy Corp.	28	1,114
NextEra Energy, Inc.	97	6,954
NiSource, Inc.	21	772
NRG Energy, Inc.	377	34,013
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
PG&E Corp.	862	$ 17,395
Pinnacle West Capital Corp.	6	509
PPL Corp.	43	1,396
Public Service Enterprise Group, Inc.	29	2,450
Sempra	30	2,631
Southern Co. (The)	52	4,281
Vistra Corp.	20	2,757
WEC Energy Group, Inc.	15	1,411
Xcel Energy, Inc.	27	1,823
		288,058
TOTAL COMMON STOCKS (Cost $15,998,362)		21,394,845
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		142,597
NET ASSETS - 100.0%		$21,537,442

*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM HEDGED CORE FUND
Portfolio of Investments
December 31, 2024
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 137.4%
COMMON STOCKS — 137.4%
Capital Goods — 10.4%
3M Co.	139	$ 17,943
Caterpillar, Inc.	71	25,756
General Dynamics Corp.†	332	87,479
General Electric Co.†	741	123,591
Honeywell International, Inc.	7	1,581
Johnson Controls International PLC (Ireland)	764	60,303
L3Harris Technologies, Inc.	108	22,710
Lockheed Martin Corp.†	215	104,477
Masco Corp.	132	9,579
Northrop Grumman Corp.†	72	33,789
Otis Worldwide Corp.	247	22,875
Snap-on, Inc.†	61	20,708
Trane Technologies PLC (Ireland)†	205	75,717
Westinghouse Air Brake Technologies Corp.	6	1,138
WW Grainger, Inc.†	41	43,216
		650,862
Commercial & Professional Services — 4.5%
Automatic Data Processing, Inc.	148	43,324
Broadridge Financial Solutions, Inc.	40	9,044
Jacobs Solutions, Inc.†	517	69,081
Leidos Holdings, Inc.†	1,065	153,424
Republic Services, Inc.	18	3,621
		278,494
Consumer Discretionary Distribution & Retail — 6.1%
Amazon.com, Inc.†*	916	200,961
AutoZone, Inc.†*	4	12,808
Best Buy Co., Inc.†	23	1,973
eBay, Inc.†	1,092	67,650
Home Depot, Inc. (The)	8	3,112
LKQ Corp.	252	9,261
Lowe's Cos., Inc.†	231	57,011
TJX Cos., Inc. (The)	177	21,383
Ulta Beauty, Inc.*	14	6,089
		380,248
Consumer Durables & Apparel — 1.1%
Garmin Ltd. (Switzerland)†	160	33,002
NIKE, Inc., Class B	363	27,468
Ralph Lauren Corp.	1	231
Tapestry, Inc.	132	8,623
		69,324
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 3.3%
Booking Holdings, Inc.†	13	$ 64,589
Marriott International, Inc., Class A	119	33,194
McDonald's Corp.†	25	7,247
Wynn Resorts Ltd.	166	14,303
Yum! Brands, Inc.†	623	83,582
		202,915
Consumer Staples Distribution & Retail — 3.9%
Dollar General Corp.†	1,881	142,617
Kroger Co. (The)†	1,584	96,862
Sysco Corp.†	57	4,358
		243,837
Energy — 3.1%
Baker Hughes Co.	31	1,272
Chevron Corp.	366	53,011
ConocoPhillips	511	50,676
EOG Resources, Inc.	472	57,858
Schlumberger NV (Curacao)	322	12,345
Valero Energy Corp.	123	15,079
		190,241
Equity Real Estate Investment Trusts (REITs) — 0.2%
Welltower, Inc.	99	12,477
Financial Services — 6.4%
Berkshire Hathaway, Inc., Class B†*	243	110,147
Cboe Global Markets, Inc.†	214	41,816
CME Group, Inc.†	250	58,058
Corpay, Inc.*	17	5,753
Fiserv, Inc.†*	377	77,443
Intercontinental Exchange, Inc.	4	596
Mastercard, Inc., Class A†	81	42,652
PayPal Holdings, Inc.†*	88	7,511
Visa, Inc., Class A†	172	54,359
		398,335
Food, Beverage & Tobacco — 14.3%
Altria Group, Inc.†	1,427	74,618
Coca-Cola Co. (The)†	1,314	81,810
Conagra Brands, Inc.	515	14,291
Constellation Brands, Inc., Class A	291	64,311
General Mills, Inc.	491	31,311
Kellanova†	1,578	127,771
Keurig Dr Pepper, Inc.†	3,211	103,137
Kraft Heinz Co. (The)†	1,952	59,946
Molson Coors Beverage Co., Class B†	284	16,279

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A†	1,730	$ 103,333
PepsiCo, Inc.†	636	96,710
Philip Morris International, Inc.†	739	88,939
Tyson Foods, Inc., Class A	467	26,824
		889,280
Health Care Equipment & Services — 10.7%
Abbott Laboratories†	152	17,193
Cardinal Health, Inc.†	252	29,804
Cencora, Inc.†	463	104,027
Centene Corp.†*	835	50,584
Cigna Group (The)	80	22,091
DaVita, Inc.†*	523	78,215
Elevance Health, Inc.†	187	68,984
HCA Healthcare, Inc.	81	24,312
Hologic, Inc.*	478	34,459
Humana, Inc.†	106	26,893
McKesson Corp.†	118	67,249
Molina Healthcare, Inc.†*	292	84,987
Solventum Corp.*	827	54,632
UnitedHealth Group, Inc.	12	6,070
		669,500
Household & Personal Products — 6.6%
Church & Dwight Co., Inc.†	256	26,806
Clorox Co. (The)	469	76,170
Colgate-Palmolive Co.†	1,381	125,547
Kimberly-Clark Corp.†	738	96,707
Procter & Gamble Co. (The)†	511	85,669
		410,899
Insurance — 5.1%
Aon PLC, Class A (Ireland)	194	69,677
Brown & Brown, Inc.†	262	26,729
Marsh & McLennan Cos., Inc.†	442	93,885
Progressive Corp. (The)†	294	70,445
Willis Towers Watson PLC (Ireland)†	181	56,697
		317,433
Materials — 2.9%
Ball Corp.	206	11,357
DuPont de Nemours, Inc.	507	38,659
Ecolab, Inc.	281	65,844
International Paper Co.	517	27,825
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)	283	$ 21,018
PPG Industries, Inc.	121	14,453
		179,156
Media & Entertainment — 8.0%
Alphabet, Inc., Class A†	1,068	202,173
Charter Communications, Inc., Class A†*	13	4,456
Electronic Arts, Inc.†	24	3,511
Fox Corp., Class A	1,077	52,321
Meta Platforms, Inc., Class A†	221	129,398
Netflix, Inc.†*	97	86,458
Take-Two Interactive Software, Inc.†*	17	3,129
Walt Disney Co. (The)	175	19,486
		500,932
Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
Biogen, Inc.*	8	1,223
Danaher Corp.†	64	14,691
Gilead Sciences, Inc.†	1,321	122,021
Johnson & Johnson†	332	48,014
Merck & Co., Inc.†	1,772	176,279
		362,228
Semiconductors & Semiconductor Equipment — 11.2%
Applied Materials, Inc.†	1,379	224,267
Broadcom, Inc.†	509	118,007
KLA Corp.†	102	64,272
Lam Research Corp.†	2,419	174,724
QUALCOMM, Inc.†	768	117,980
Skyworks Solutions, Inc.	7	621
		699,871
Software & Services — 7.3%
Accenture PLC, Class A (Ireland)	145	51,010
Gen Digital, Inc.	182	4,983
GoDaddy, Inc., Class A†*	328	64,738
Microsoft Corp.†	636	268,074
Roper Technologies, Inc.†	11	5,718
VeriSign, Inc.†*	297	61,467
		455,990
Technology Hardware & Equipment — 17.3%
Apple, Inc.†	1,173	293,743
CDW Corp.	6	1,044
Cisco Systems, Inc.†	613	36,290
Dell Technologies, Inc., Class C†	1,496	172,399
F5, Inc.†*	397	99,834

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Hewlett Packard Enterprise Co.	3,547	$ 75,728
HP, Inc.†	753	24,570
Jabil, Inc.†	646	92,959
Juniper Networks, Inc.†	976	36,551
Motorola Solutions, Inc.†	168	77,655
NetApp, Inc.†	1,121	130,126
TE Connectivity PLC (Ireland)	270	38,602
Western Digital Corp.*	3	179
		1,079,680
Telecommunication Services — 4.0%
AT&T, Inc.†	2,056	46,815
T-Mobile US, Inc.†	698	154,069
Verizon Communications, Inc.†	1,135	45,389
		246,273
Transportation — 0.4%
Delta Air Lines, Inc.†	365	22,082
Utilities — 4.8%
Constellation Energy Corp.†	473	105,815
NRG Energy, Inc.†	2,177	196,409
		302,224
TOTAL COMMON STOCKS (Cost $7,441,563)		8,562,281

TOTAL LONG POSITIONS - 137.4% (Cost $7,441,563)		8,562,281
SHORT POSITIONS — (39.5)%
COMMON STOCKS — (39.5)%
Automobiles & Components — (0.2)%
Tesla, Inc.*	(29)	(11,711)
Capital Goods — (2.2)%
Axon Enterprise, Inc.*	(30)	(17,830)
Boeing Co. (The)*	(207)	(36,639)
Eaton Corp. PLC (Ireland)	(54)	(17,921)
GE Vernova, Inc.	(25)	(8,223)
Hubbell, Inc.	(11)	(4,608)
Huntington Ingalls Industries, Inc.	(27)	(5,102)
IDEX Corp.	(4)	(837)
Ingersoll Rand, Inc.	(99)	(8,956)
Nordson Corp.	(31)	(6,486)
PACCAR, Inc.	(6)	(624)
Rockwell Automation, Inc.	(96)	(27,436)
United Rentals, Inc.	(6)	(4,227)
		(138,889)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (1.4)%
Copart, Inc.*	(243)	$ (13,946)
Dayforce, Inc.*	(412)	(29,928)
Equifax, Inc.	(80)	(20,388)
Paycom Software, Inc.	(87)	(17,832)
Rollins, Inc.	(75)	(3,476)
		(85,570)
Consumer Durables & Apparel — (0.3)%
Deckers Outdoor Corp.*	(54)	(10,967)
DR Horton, Inc.	(57)	(7,970)
PulteGroup, Inc.	(26)	(2,831)
		(21,768)
Consumer Services — (1.4)%
Airbnb, Inc., Class A*	(89)	(11,695)
Chipotle Mexican Grill, Inc.*	(360)	(21,708)
Darden Restaurants, Inc.	(69)	(12,882)
Las Vegas Sands Corp.	(148)	(7,601)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(518)	(13,328)
Royal Caribbean Cruises Ltd. (Liberia)	(73)	(16,840)
Starbucks Corp.	(30)	(2,738)
		(86,792)
Consumer Staples Distribution & Retail — (0.1)%
Costco Wholesale Corp.	(4)	(3,665)
Energy — (2.2)%
APA Corp.	(721)	(16,648)
Devon Energy Corp.	(351)	(11,488)
Diamondback Energy, Inc.	(108)	(17,694)
EQT Corp.	(446)	(20,565)
Exxon Mobil Corp.	(235)	(25,279)
Occidental Petroleum Corp.	(599)	(29,597)
Targa Resources Corp.	(24)	(4,284)
Williams Cos., Inc. (The)	(178)	(9,633)
		(135,188)
Equity Real Estate Investment Trusts (REITs) — (1.0)%
Alexandria Real Estate Equities, Inc.	(38)	(3,707)
BXP, Inc.	(32)	(2,379)
Crown Castle, Inc.	(68)	(6,172)
Equinix, Inc.	(28)	(26,401)
Host Hotels & Resorts, Inc.	(302)	(5,291)
Iron Mountain, Inc.	(129)	(13,559)
Weyerhaeuser Co.	(260)	(7,319)
		(64,828)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Financial Services — (0.1)%
MSCI, Inc.	(9)	$ (5,400)
Health Care Equipment & Services — (2.3)%
Align Technology, Inc.*	(58)	(12,094)
Cooper Cos., Inc. (The)*	(291)	(26,752)
Dexcom, Inc.*	(379)	(29,475)
IDEXX Laboratories, Inc.*	(41)	(16,951)
Insulet Corp.*	(120)	(31,328)
Intuitive Surgical, Inc.*	(37)	(19,312)
Labcorp Holdings, Inc.	(25)	(5,733)
ResMed, Inc.	(2)	(457)
		(142,102)
Insurance — (0.0)%
Erie Indemnity Co., Class A	(7)	(2,886)
Materials — (2.7)%
Air Products and Chemicals, Inc.	(79)	(22,913)
Albemarle Corp.	(83)	(7,145)
Dow, Inc.	(415)	(16,654)
Freeport-McMoRan, Inc.	(554)	(21,096)
Martin Marietta Materials, Inc.	(75)	(38,738)
Mosaic Co. (The)	(667)	(16,395)
Steel Dynamics, Inc.	(213)	(24,297)
Vulcan Materials Co.	(75)	(19,292)
		(166,530)
Media & Entertainment — (0.9)%
Live Nation Entertainment, Inc.*	(49)	(6,345)
Paramount Global, Class B	(1,848)	(19,330)
Warner Bros Discovery, Inc.*	(2,633)	(27,831)
		(53,506)
Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
Agilent Technologies, Inc.	(215)	(28,883)
Amgen, Inc.	(62)	(16,160)
Bio-Techne Corp.	(429)	(30,901)
Eli Lilly & Co.	(37)	(28,564)
IQVIA Holdings, Inc.*	(11)	(2,162)
Mettler-Toledo International, Inc.*	(8)	(9,789)
Moderna, Inc.*	(286)	(11,892)
Revvity, Inc.	(122)	(13,616)
Vertex Pharmaceuticals, Inc.*	(4)	(1,611)
Waters Corp.*	(52)	(19,291)
West Pharmaceutical Services, Inc.	(110)	(36,032)
Zoetis, Inc.	(50)	(8,146)
		(207,047)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate Management & Development — (0.8)%
CBRE Group, Inc., Class A*	(115)	$ (15,098)
CoStar Group, Inc.*	(472)	(33,791)
		(48,889)
Semiconductors & Semiconductor Equipment — (5.5)%
Advanced Micro Devices, Inc.*	(317)	(38,290)
Analog Devices, Inc.	(175)	(37,181)
Enphase Energy, Inc.*	(105)	(7,211)
First Solar, Inc.*	(199)	(35,072)
Intel Corp.	(1,990)	(39,900)
Microchip Technology, Inc.	(509)	(29,191)
Monolithic Power Systems, Inc.	(60)	(35,502)
NVIDIA Corp.	(260)	(34,915)
NXP Semiconductors NV (Netherlands)	(74)	(15,381)
ON Semiconductor Corp.*	(97)	(6,116)
Teradyne, Inc.	(251)	(31,606)
Texas Instruments, Inc.	(176)	(33,002)
		(343,367)
Software & Services — (5.9)%
Adobe, Inc.*	(27)	(12,006)
Autodesk, Inc.*	(57)	(16,848)
Cadence Design Systems, Inc.*	(113)	(33,952)
Crowdstrike Holdings, Inc., Class A*	(106)	(36,269)
Fair Isaac Corp.*	(4)	(7,964)
Fortinet, Inc.*	(219)	(20,691)
Gartner, Inc.*	(1)	(485)
Intuit, Inc.	(50)	(31,425)
Oracle Corp.	(66)	(10,998)
Palantir Technologies, Inc., Class A*	(444)	(33,580)
Palo Alto Networks, Inc.*	(193)	(35,118)
PTC, Inc.*	(130)	(23,903)
ServiceNow, Inc.*	(25)	(26,503)
Synopsys, Inc.*	(74)	(35,917)
Tyler Technologies, Inc.*	(22)	(12,686)
Workday, Inc., Class A*	(108)	(27,867)
		(366,212)
Technology Hardware & Equipment — (1.2)%
Amphenol Corp., Class A	(169)	(11,737)
Arista Networks, Inc.*	(218)	(24,096)
Keysight Technologies, Inc.*	(146)	(23,452)
Super Micro Computer, Inc.*	(278)	(8,473)
Trimble, Inc.*	(120)	(8,479)
		(76,237)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (1.3)%
Norfolk Southern Corp.	(65)	$ (15,256)
Old Dominion Freight Line, Inc.	(156)	(27,518)
Southwest Airlines Co.	(358)	(12,036)
Uber Technologies, Inc.*	(473)	(28,531)
		(83,341)
Utilities — (6.7)%
AES Corp. (The)	(2,892)	(37,220)
Alliant Energy Corp.	(355)	(20,995)
Ameren Corp.	(159)	(14,173)
American Electric Power Co., Inc.	(141)	(13,004)
American Water Works Co., Inc.	(167)	(20,790)
Atmos Energy Corp.	(80)	(11,142)
CenterPoint Energy, Inc.	(914)	(29,001)
CMS Energy Corp.	(151)	(10,064)
Consolidated Edison, Inc.	(179)	(15,972)
DTE Energy Co.	(168)	(20,286)
Duke Energy Corp.	(49)	(5,279)
Edison International	(83)	(6,627)
Entergy Corp.	(167)	(12,662)
Evergy, Inc.	(25)	(1,539)
Eversource Energy	(513)	(29,462)
Exelon Corp.	(590)	(22,208)
FirstEnergy Corp.	(295)	(11,735)
NextEra Energy, Inc.	(394)	(28,246)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
NiSource, Inc.	(432)	$ (15,880)
Pinnacle West Capital Corp.	(54)	(4,577)
Public Service Enterprise Group, Inc.	(120)	(10,139)
Sempra	(232)	(20,351)
Vistra Corp.	(130)	(17,923)
WEC Energy Group, Inc.	(143)	(13,448)
Xcel Energy, Inc.	(374)	(25,252)
		(417,975)
TOTAL COMMON STOCKS (Proceeds $2,671,563)		(2,461,903)

TOTAL SHORT POSITIONS - (39.5)% (Proceeds $2,671,563)		(2,461,903)
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%		129,442
NET ASSETS - 100.0%		$6,229,820

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 59.5%
Capital Goods — 6.0%
3M Co.(a)	436	$ 56,283
Caterpillar, Inc.(a)	282	102,298
Cummins, Inc.	50	17,430
General Dynamics Corp.(a)	702	184,970
Honeywell International, Inc.	83	18,749
L3Harris Technologies, Inc.	81	17,033
Lockheed Martin Corp.(a)	367	178,340
Masco Corp.(a)	704	51,089
Northrop Grumman Corp.(a)	109	51,153
Otis Worldwide Corp.(a)	855	79,181
Snap-on, Inc.(a)	219	74,346
Trane Technologies PLC (Ireland)	316	116,715
Westinghouse Air Brake Technologies Corp.	108	20,476
WW Grainger, Inc.(a)	99	104,351
		1,072,414
Commercial & Professional Services — 2.4%
Automatic Data Processing, Inc.(a)	351	102,748
Broadridge Financial Solutions, Inc.(a)	188	42,505
Leidos Holdings, Inc.(a)	1,944	280,053
		425,306
Consumer Discretionary Distribution & Retail — 2.4%
Amazon.com, Inc.(a)*	759	166,517
AutoZone, Inc.(a)*	9	28,818
Best Buy Co., Inc.	42	3,604
eBay, Inc.(a)	1,508	93,420
Home Depot, Inc. (The)	28	10,892
LKQ Corp.	527	19,367
Lowe's Cos., Inc.(a)	271	66,883
TJX Cos., Inc. (The)(a)	231	27,907
Ulta Beauty, Inc.*	19	8,264
		425,672
Consumer Durables & Apparel — 0.8%
Garmin Ltd. (Switzerland)	107	22,070
Hasbro, Inc.	79	4,417
NIKE, Inc., Class B(a)	691	52,288
Ralph Lauren Corp.(a)	182	42,038
Tapestry, Inc.(a)	482	31,489
		152,302
Consumer Services — 1.4%
Booking Holdings, Inc.(a)	24	119,242
Marriott International, Inc., Class A(a)	310	86,472
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald's Corp.	56	$ 16,234
Wynn Resorts Ltd.(a)	315	27,140
		249,088
Consumer Staples Distribution & Retail — 2.2%
Dollar General Corp.(a)	2,784	211,083
Kroger Co. (The)(a)	2,993	183,022
Sysco Corp.	82	6,269
		400,374
Energy — 0.9%
Baker Hughes Co.	83	3,405
Chevron Corp.(a)	576	83,428
ConocoPhillips(a)	465	46,114
Schlumberger NV (Curacao)	194	7,438
Valero Energy Corp.	143	17,530
		157,915
Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B(a)*	505	228,906
Cboe Global Markets, Inc.(a)	306	59,792
CME Group, Inc.(a)	403	93,589
Corpay, Inc.(a)*	113	38,242
Fiserv, Inc.(a)*	843	173,169
Intercontinental Exchange, Inc.	72	10,729
Mastercard, Inc., Class A(a)	120	63,188
PayPal Holdings, Inc.*	123	10,498
Visa, Inc., Class A(a)	413	130,525
		808,638
Food, Beverage & Tobacco — 2.6%
Altria Group, Inc.(a)	2,567	134,228
Kraft Heinz Co. (The)(a)	3,517	108,007
Molson Coors Beverage Co., Class B(a)	781	44,767
Philip Morris International, Inc.(a)	1,327	159,705
Tyson Foods, Inc., Class A	452	25,963
		472,670
Health Care Equipment & Services — 4.5%
Abbott Laboratories	216	24,432
Cardinal Health, Inc.(a)	321	37,965
Centene Corp.(a)*	1,454	88,083
Cigna Group (The)(a)	146	40,317
Elevance Health, Inc.(a)	367	135,386
HCA Healthcare, Inc.(a)	206	61,831
Hologic, Inc.(a)*	891	64,232
Humana, Inc.(a)	292	74,083
McKesson Corp.(a)	198	112,842

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Solventum Corp.(a)*	2,005	$ 132,450
Universal Health Services, Inc., Class B(a)	162	29,066
		800,687
Household & Personal Products — 2.0%
Church & Dwight Co., Inc.	137	14,345
Colgate-Palmolive Co.(a)	2,506	227,821
Procter & Gamble Co. (The)(a)	746	125,067
		367,233
Insurance — 2.4%
Aon PLC, Class A (Ireland)	344	123,551
Brown & Brown, Inc.(a)	778	79,371
Progressive Corp. (The)(a)	457	109,502
Willis Towers Watson PLC (Ireland)	400	125,296
		437,720
Materials — 1.3%
Avery Dennison Corp.	9	1,684
Ball Corp.(a)	602	33,188
DuPont de Nemours, Inc.(a)	1,002	76,403
International Paper Co.(a)	659	35,467
LyondellBasell Industries NV, Class A (Netherlands)	500	37,135
Packaging Corp. of America	19	4,278
PPG Industries, Inc.(a)	318	37,985
		226,140
Media & Entertainment — 4.7%
Alphabet, Inc., Class A(a)	1,530	289,629
Charter Communications, Inc., Class A*	17	5,827
Electronic Arts, Inc.	41	5,998
Fox Corp., Class A(a)	1,967	95,557
Meta Platforms, Inc., Class A(a)	321	187,949
Netflix, Inc.(a)*	142	126,567
Omnicom Group, Inc.(a)	510	43,880
Take-Two Interactive Software, Inc.*	22	4,050
Walt Disney Co. (The)(a)	787	87,633
		847,090
Pharmaceuticals, Biotechnology & Life Sciences — 1.8%
Danaher Corp.	90	20,660
Gilead Sciences, Inc.(a)	2,390	220,764
Johnson & Johnson(a)	526	76,070
		317,494
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc.(a)	829	$ 192,195
Software & Services — 4.2%
Accenture PLC, Class A (Ireland)	408	143,530
Gen Digital, Inc.(a)	1,176	32,199
GoDaddy, Inc., Class A(a)*	662	130,659
Microsoft Corp.(a)	690	290,835
Roper Technologies, Inc.	14	7,278
VeriSign, Inc.(a)*	679	140,526
		745,027
Technology Hardware & Equipment — 9.3%
Apple, Inc.(a)	2,088	522,877
Cisco Systems, Inc.(a)	863	51,090
F5, Inc.(a)*	714	179,549
Hewlett Packard Enterprise Co.(a)	5,506	117,553
HP, Inc.(a)	1,900	61,997
Jabil, Inc.(a)	1,381	198,726
Juniper Networks, Inc.(a)	558	20,897
Motorola Solutions, Inc.(a)	355	164,092
NetApp, Inc.(a)	2,119	245,973
TE Connectivity PLC (Ireland)	676	96,648
		1,659,402
Telecommunication Services — 2.4%
AT&T, Inc.(a)	3,054	69,540
T-Mobile US, Inc.(a)	1,277	281,872
Verizon Communications, Inc.(a)	1,958	78,300
		429,712
Transportation — 0.3%
Delta Air Lines, Inc.(a)	920	55,660
FedEx Corp.	16	4,501
		60,161
Utilities — 2.3%
NRG Energy, Inc.(a)	4,510	406,892
TOTAL COMMON STOCKS (Cost $8,640,069)		10,654,132
OTHER ASSETS IN EXCESS OF LIABILITIES - 40.5%		7,265,194
NET ASSETS - 100.0%		$17,919,326

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
The portfolio matures between August 29, 2025 and July 16, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 39.2% of net assets as of December 31, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	07/16/29	647	$81,080	$83,521	$5,142
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	01/12/29	273	90,075	99,033	12,037
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	47	12,686	16,384	4,922
Dover Corp.	USFF +0.250%	Weekly	MS	07/16/29	9	1,692	1,688	120
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/16/29	725	215,402	191,030	(18,875)
General Electric Co.	USFF +0.250%	Weekly	MS	07/16/29	3,306	553,684	551,408	13,182
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	81	15,979	18,297	2,957
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/16/29	56	14,413	14,199	291
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	3,707	307,806	292,594	(5,771)
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	402	89,195	84,533	(2,336)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/29/25	408	184,311	198,264	26,317
Masco Corp.	USFF +0.250%	Weekly	MS	07/11/28	715	47,959	51,888	6,262
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/05/26	110	52,264	51,622	1,561
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/12/29	850	78,836	78,719	2,610
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	229	57,088	77,741	24,734
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	586	201,023	216,439	21,260
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/12/29	134	23,617	25,405	2,494
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	08/29/25	100	91,970	105,405	17,206
					12,385	2,119,080	2,158,170	114,113
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/12/29	334	80,623	97,772	20,569
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	186	38,822	42,053	4,920
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,264	300,986	302,516	13,602
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,175	299,094	313,331	23,793
Republic Services, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4	806	805	109
					4,963	720,331	756,477	62,993

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,889	$215,354	$414,428	$204,536
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5	13,674	16,010	2,760
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/29/25	25	1,844	2,145	631
eBay, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,661	80,138	102,899	28,227
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	21	7,020	8,169	1,567
LKQ Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,486	55,144	54,611	1,088
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	08/29/25	353	81,294	87,120	9,562
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	285	34,388	34,431	1,036
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/16/29	18	5,845	7,829	2,212
					5,743	494,701	727,642	251,619
Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	101	15,050	20,832	6,639
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/12/29	65	3,257	3,634	678
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	809	62,081	61,217	1,061
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/16/29	183	36,731	42,269	6,695
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	695	33,870	45,404	14,054
					1,853	150,989	173,356	29,127
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	28	132,461	139,116	10,537
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	305	67,862	85,077	19,361
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/29/25	74	19,502	21,452	4,217
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	591	51,066	50,921	1,299
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,637	357,445	353,780	6,963
					3,635	628,336	650,346	42,377
Consumer Staples Distribution & Retail
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,190	328,677	317,686	(1,997)
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,099	146,630	189,504	55,783
Sysco Corp.	USFF +0.250%	Weekly	MS	08/29/25	85	5,428	6,499	1,998
					7,374	480,735	513,689	55,784
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	91	2,674	3,733	1,380
Chevron Corp.	USFF +0.250%	Weekly	MS	07/16/29	950	141,718	137,598	(3)
ConocoPhillips	USFF +0.250%	Weekly	MS	07/16/29	1,657	167,709	164,325	899
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,042	259,828	250,308	(2,983)
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	07/16/29	666	26,065	25,534	256
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	210	28,618	25,744	(1,601)
					5,616	626,612	607,242	(2,052)
Equity Real Estate Investment Trusts (REITs)
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/16/29	462	58,037	58,226	1,725

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/25	202	$49,784	$91,563	$43,108
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	07/08/27	313	53,905	61,160	10,527
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	477	95,168	110,774	21,717
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	110	28,388	37,226	9,631
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	822	117,084	168,855	54,859
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/12/29	100	14,426	14,901	1,437
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/25	113	51,535	59,502	10,434
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	131	6,999	11,181	4,440
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/25	410	107,425	129,576	26,722
					2,678	524,714	684,738	182,875
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/29/25	2,835	119,910	148,242	56,249
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/06/26	4,497	276,427	279,983	14,286
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,381	37,868	38,323	3,442
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,111	265,199	245,531	(12,540)
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,290	82,226	82,263	2,180
Kellanova	USFF +0.250%	Weekly	MS	01/10/28	5,141	400,168	416,267	29,905
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/10/28	11,661	387,983	374,551	(283)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	08/29/25	3,730	126,132	114,548	2,639
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/12/29	777	39,180	44,538	7,105
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	6,348	407,447	379,166	(13,122)
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,209	353,646	335,901	(7,619)
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,508	160,083	181,488	33,450
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,050	64,209	60,312	(1,969)
					43,538	2,720,478	2,701,113	113,723
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	08/29/25	224	22,346	25,337	4,878
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	318	30,867	37,610	9,607
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,711	388,398	384,427	8,377
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,127	128,270	128,854	3,879
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	294	86,168	81,185	(752)
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,101	318,597	314,205	3,671
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/16/29	426	184,612	157,151	(22,099)
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/12/29	231	75,039	69,335	(3,692)
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,014	79,134	73,099	(4,141)
Humana, Inc.	USFF +0.250%	Weekly	MS	07/16/29	296	71,659	75,098	5,491
McKesson Corp.	USFF +0.250%	Weekly	MS	01/05/26	218	113,817	124,240	14,840

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,161	$353,019	$337,909	$(6,184)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,979	114,063	130,733	19,609
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	155	28,961	27,810	(663)
					12,255	1,994,950	1,966,993	32,821
Household & Personal Products
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/16/29	405	43,441	42,408	86
Clorox Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	1,802	297,850	292,663	4,555
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/10/28	2,477	216,211	225,184	18,049
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	2,679	336,749	351,056	36,276
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	930	146,439	155,915	19,155
					8,293	1,040,690	1,067,226	78,121
Insurance
Aon PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	488	156,082	175,270	23,739
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	01/10/28	796	61,683	81,208	21,566
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,760	379,764	373,842	3,900
Progressive Corp. (The)	USFF +0.250%	Weekly	MS	01/12/29	452	94,090	108,304	16,733
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	398	105,967	124,670	22,929
					3,894	797,586	863,294	88,867
Materials
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	07/16/29	41	8,011	7,672	(20)
Ball Corp.	USFF +0.250%	Weekly	MS	01/12/29	951	57,429	52,429	(3,233)
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7	595	597	99
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,556	126,251	118,645	(3,904)
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/16/29	957	235,250	224,244	(4,399)
International Paper Co.	USFF +0.250%	Weekly	MS	07/11/28	1,706	93,636	91,817	1,010
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/16/29	983	80,408	73,007	(4,790)
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	19	3,109	4,277	1,589
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	461	57,005	55,066	(257)
					6,681	661,694	627,754	(13,905)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/25	1,560	$171,101	$295,308	$129,470
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	19	5,783	6,513	957
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	26	3,111	3,804	878
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,031	135,490	147,246	15,437
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	316	120,952	185,021	67,788
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	160	118,370	142,611	27,289
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	523	39,934	44,999	8,863
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	01/07/27	23	2,532	4,234	1,847
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	842	77,762	93,757	18,446
					6,500	675,035	923,493	270,975
Pharmaceuticals, Biotechnology & Life Sciences
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/16/29	37	5,504	5,658	393
Danaher Corp.	USFF +0.250%	Weekly	MS	08/29/25	93	20,106	21,348	2,123
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,344	159,679	216,515	66,484
Johnson & Johnson	USFF +0.250%	Weekly	MS	08/29/25	743	110,631	107,453	8,421
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	6,491	664,528	645,725	4,816
					9,708	960,448	996,699	82,237
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,036	871,783	819,005	(28,742)
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,269	225,425	294,205	76,986
KLA Corp.	USFF +0.250%	Weekly	MS	07/08/27	491	320,731	309,389	(2,519)
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	10,034	757,798	724,756	(13,133)
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,382	526,239	519,543	10,980
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	436	39,007	38,664	727
					20,648	2,740,983	2,705,562	44,299
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	399	113,727	140,364	30,674
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,449	34,854	39,674	6,265
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	654	93,300	129,080	39,917
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/25	1,184	243,957	499,056	275,666
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	08/29/25	14	5,749	7,278	1,893
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/12/29	671	115,201	138,870	26,638
					4,371	606,788	954,322	381,053
Technology Hardware & Equipment
Apple, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,685	112,632	421,958	319,664

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
CDW Corp.	USFF +0.250%	Weekly	MS	07/16/29	151	$26,345	$26,280	$677
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	08/29/25	884	41,965	52,333	17,975
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	6,186	733,237	712,875	38,774
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	725	130,847	182,316	54,828
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	07/16/29	11,705	237,075	249,902	20,665
HP, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,585	81,643	84,349	7,478
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,512	180,180	217,577	44,285
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	07/11/28	894	26,605	33,480	9,088
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	350	112,838	161,781	53,262
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,462	252,779	285,789	44,729
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	698	98,444	99,793	4,018
					29,837	2,034,590	2,528,433	615,443
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,902	54,260	66,079	15,231
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,354	218,820	298,868	89,650
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,256	76,524	90,217	20,768
					6,512	349,604	455,164	125,649
Transportation
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,077	49,252	65,159	17,456
FedEx Corp.	USFF +0.250%	Weekly	MS	07/11/28	16	4,101	4,501	2,049
					1,093	53,353	69,660	19,505
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,043	476,549	457,040	(7,203)
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,491	308,611	405,178	108,972
					6,534	785,160	862,218	101,769

Total Reference Entity — Long						21,224,894	23,051,817	2,679,118
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/12/29	(5,776)	$(75,054)	$(57,182)	$13,008
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(85)	(31,142)	(34,326)	(3,987)
					(5,861)	(106,196)	(91,508)	9,021
Capital Goods
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(183)	(70,852)	(108,761)	(37,052)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,462)	(270,457)	(258,774)	4,079

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/16/29	(324)	$(112,930)	$(107,526)	$2,095
GE Vernova, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(98)	(30,838)	(32,235)	(1,350)
Hubbell, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(34)	(15,461)	(14,242)	920
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(374)	(98,016)	(70,675)	24,596
Ingersoll Rand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(391)	(38,749)	(35,370)	2,358
Nordson Corp.	USFF -0.250%	Weekly	MS	07/16/29	(92)	(20,823)	(19,250)	1,089
PACCAR, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17)	(1,759)	(1,768)	23
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(547)	(155,776)	(156,327)	(5,767)
					(3,522)	(815,661)	(804,928)	(9,009)
Commercial & Professional Services
Copart, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,453)	(82,847)	(83,388)	(2,853)
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,252)	(192,948)	(163,585)	23,962
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(449)	(120,117)	(114,428)	2,238
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(432)	(94,123)	(88,547)	2,822
Rollins, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(784)	(38,537)	(36,338)	1,158
					(5,370)	(528,572)	(486,286)	27,327
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(322)	(58,103)	(65,395)	(8,970)
DR Horton, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(251)	(38,532)	(35,095)	2,424
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(355)	(166,299)	(135,756)	26,436
					(928)	(262,934)	(236,246)	19,890
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(760)	(112,918)	(99,872)	11,809
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,420)	(148,445)	(145,926)	(1,618)
Darden Restaurants, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(297)	(54,878)	(55,447)	(2,046)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,172)	(59,179)	(60,194)	(2,615)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(2,084)	(55,569)	(53,621)	450
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	07/16/29	(452)	(94,622)	(104,272)	(12,490)
Starbucks Corp.	USFF -0.250%	Weekly	MS	07/16/29	(395)	(39,445)	(36,044)	2,542
					(7,580)	(565,056)	(555,376)	(3,968)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	07/16/29	(53)	$(50,733)	$(48,562)	$811
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15)	(2,317)	(1,124)	1,209
					(68)	(53,050)	(49,686)	2,020
Energy
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,412)	(119,585)	(101,873)	17,499
Devon Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,623)	(60,994)	(53,121)	5,923
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(519)	(86,299)	(85,028)	(1,212)
EQT Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,208)	(89,048)	(101,811)	(15,358)
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,532)	(177,745)	(164,797)	5,450
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,183)	(211,674)	(206,682)	(1,851)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(213)	(33,822)	(38,021)	(5,253)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(1,171)	(58,748)	(63,375)	(6,955)
					(15,861)	(837,915)	(814,708)	(1,757)
Equity Real Estate Investment Trusts (REITs)
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(716)	(79,785)	(64,984)	10,573
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(176)	(150,617)	(165,949)	(24,034)
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(611)	(11,048)	(10,705)	(86)
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(719)	(84,989)	(75,574)	6,391
SBA Communications Corp.	USFF -0.250%	Weekly	MS	07/16/29	(33)	(8,150)	(6,725)	1,243
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	07/16/29	(2,511)	(81,102)	(70,685)	8,145
					(4,766)	(415,691)	(394,622)	2,232
Financial Services
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(65)	(43,074)	(39,001)	2,319
Food, Beverage & Tobacco
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(709)	(73,255)	(47,382)	23,075
McCormick & Co., Inc., Non Voting Shares	USFF -0.250%	Weekly	MS	07/16/29	(255)	(20,036)	(19,441)	44
					(964)	(93,291)	(66,823)	23,119
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(259)	(73,451)	(54,004)	17,441
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,731)	(160,099)	(159,131)	(3,499)
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,177)	(349,227)	(247,075)	92,076
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,675)	(146,901)	(124,000)	18,808

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(260)	$(150,830)	$(107,494)	$39,131
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(710)	(217,505)	(185,360)	25,947
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(272)	(130,565)	(141,973)	(15,037)
Labcorp Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(110)	(25,431)	(25,225)	(474)
ResMed, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(43)	(10,567)	(9,834)	954
					(8,237)	(1,264,576)	(1,054,096)	175,347
Insurance
Erie Indemnity Co., Class A	USFF -0.250%	Weekly	MS	07/16/29	(16)	(7,306)	(6,596)	1,660
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(29)	(11,848)	(10,511)	891
					(45)	(19,154)	(17,107)	2,551
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(545)	(163,529)	(158,072)	(1,641)
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(246)	(65,389)	(21,176)	41,674
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,292)	(165,848)	(132,108)	26,386
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,859)	(137,840)	(108,871)	24,598
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(501)	(271,606)	(258,766)	4,598
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(3,592)	(92,540)	(88,291)	1,175
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,301)	(174,863)	(148,405)	20,918
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	07/16/29	(499)	(129,607)	(128,358)	(2,604)
					(12,835)	(1,201,222)	(1,044,047)	115,104
Media & Entertainment
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(534)	(63,139)	(69,153)	(7,726)
Paramount Global, Class B	USFF -0.250%	Weekly	MS	01/10/28	(5,362)	(58,999)	(56,087)	1,127
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,161)	(149,643)	(170,822)	(25,349)
					(22,057)	(271,781)	(296,062)	(31,948)
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(98)	(17,178)	(17,415)	(898)
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,385)	(188,483)	(186,061)	(3,194)
Amgen, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(355)	(104,545)	(92,527)	8,771
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(2,388)	(245,175)	(172,008)	65,110
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(271)	(90,999)	(50,027)	38,468
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/12/29	(277)	(239,310)	(213,844)	18,156
IQVIA Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3)	(591)	(590)	66

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(46)	$(58,796)	$(56,289)	$918
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(827)	(104,434)	(34,387)	67,162
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(586)	(67,072)	(65,403)	(179)
Thermo Fisher Scientific, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21)	(11,039)	(10,925)	(118)
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(60)	(26,216)	(24,162)	1,391
Waters Corp.	USFF -0.250%	Weekly	MS	07/16/29	(289)	(110,234)	(107,213)	(30)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(788)	(293,331)	(258,117)	26,405
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(383)	(74,807)	(62,402)	9,812
					(7,777)	(1,632,210)	(1,351,370)	231,840
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(471)	(63,882)	(61,838)	311
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,743)	(228,454)	(196,371)	25,897
					(3,214)	(292,336)	(258,209)	26,208
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,064)	(319,927)	(249,311)	61,606
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,147)	(253,297)	(243,692)	1,171
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(310)	(30,422)	(21,291)	8,349
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,245)	(260,837)	(219,419)	34,088
Intel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(11,595)	(410,920)	(232,480)	164,913
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,327)	(242,896)	(190,803)	43,256
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(378)	(261,686)	(223,663)	29,304
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/12/29	(2,057)	(270,535)	(276,235)	(13,326)
NXP Semiconductors NV (Netherlands)	USFF -0.250%	Weekly	MS	07/16/29	(507)	(115,188)	(105,380)	6,217
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	07/11/28	(652)	(55,689)	(41,109)	14,166
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,580)	(193,270)	(198,954)	(11,331)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,157)	(231,838)	(216,949)	7,957
					(26,019)	(2,646,505)	(2,219,286)	346,370
Software & Services
Adobe, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(329)	(174,682)	(146,300)	23,500
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(346)	(92,723)	(102,267)	(12,710)
Cadence Design Systems, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(803)	(220,019)	(241,269)	(27,421)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Crowdstrike Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(729)	$(279,042)	$(249,435)	$21,759
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/12/29	(24)	(41,366)	(47,782)	(7,509)
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,514)	(117,982)	(143,043)	(28,984)
Gartner, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4)	(1,938)	(1,938)	28
Intuit, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(342)	(217,923)	(214,947)	(3,339)
Oracle Corp.	USFF -0.250%	Weekly	MS	07/16/29	(517)	(90,126)	(86,153)	1,433
Palantir Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,273)	(133,001)	(171,907)	(40,246)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,376)	(235,765)	(250,377)	(17,828)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(794)	(143,375)	(145,993)	(6,611)
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(175)	(145,037)	(185,521)	(45,422)
Synopsys, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(535)	(281,861)	(259,668)	14,265
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(161)	(93,307)	(92,839)	(2,154)
Workday, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(692)	(184,088)	(178,557)	382
					(10,614)	(2,452,235)	(2,517,996)	(130,857)
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(1,026)	(74,117)	(71,256)	664
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,424)	(124,726)	(157,395)	(36,132)
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(941)	(147,513)	(151,153)	(7,750)
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(804)	(64,038)	(24,506)	37,794
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(576)	(38,509)	(40,700)	(3,203)
Western Digital Corp.	USFF -0.250%	Weekly	MS	01/12/29	(132)	(9,906)	(7,871)	1,836
					(4,903)	(458,809)	(452,881)	(6,791)
Transportation
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(34)	(7,093)	(5,802)	1,113
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	07/16/29	(295)	(75,358)	(69,237)	4,062
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(985)	(200,601)	(173,754)	20,402
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/10/28	(2,739)	(97,188)	(92,085)	158
Uber Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,826)	(205,099)	(170,464)	28,888
					(6,879)	(585,339)	(511,342)	54,623
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(18,300)	(317,882)	(235,521)	67,368
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,377)	(145,262)	(140,576)	(8,194)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,147)	(99,928)	(102,244)	(10,961)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,025)	(101,501)	(94,536)	3,004

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(945)	$(160,642)	$(117,643)	$31,291
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(458)	(55,773)	(63,786)	(12,031)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,377)	(187,320)	(202,342)	(26,801)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,050)	(71,478)	(69,982)	(2,611)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,203)	(118,990)	(107,344)	6,736
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,105)	(131,897)	(133,429)	(7,911)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(416)	(47,908)	(44,820)	1,609
Edison International	USFF -0.250%	Weekly	MS	01/10/28	(324)	(26,798)	(25,868)	250
Entergy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,318)	(81,020)	(99,931)	(23,075)
Evergy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(407)	(26,407)	(25,051)	(1,945)
Eversource Energy	USFF -0.250%	Weekly	MS	01/07/27	(3,104)	(223,216)	(178,263)	27,800
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,154)	(175,587)	(156,357)	4,161
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,041)	(85,203)	(81,191)	(1,959)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,506)	(200,483)	(179,655)	10,347
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,924)	(85,063)	(107,486)	(29,492)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	08/29/25	(309)	(31,458)	(26,194)	(1,286)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(776)	(65,707)	(65,564)	(2,407)
Sempra	USFF -0.250%	Weekly	MS	07/08/27	(1,588)	(126,318)	(139,299)	(23,481)
Vistra Corp.	USFF -0.250%	Weekly	MS	01/12/29	(673)	(82,388)	(92,787)	(12,901)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,105)	(107,093)	(103,914)	(4,253)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,656)	(173,101)	(179,333)	(16,866)
					(58,288)	(2,928,423)	(2,773,116)	(33,608)

Total Reference Entity — Short						(17,474,030)	(16,034,696)	820,033
Net Value of Reference Entity						$3,750,864	$7,017,121	$3,499,151

*	Includes $232,894 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $3,499,151, which are considered Level 2 as of and for the period ended December 31, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
December 31, 2024
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.1%
Gotham 1000 Value ETF	186,866	$ 4,409,963
Gotham Defensive Long 500 Fund	83,412	1,488,905
Gotham Enhanced S&P 500 Index Fund	133,081	2,362,194
Gotham Hedged Core Fund	201,872	2,281,156
Gotham Large Value Fund	214,839	2,966,919
Gotham Neutral Fund*	107,166	1,503,544
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $13,056,322)		15,012,681
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		136,233
NET ASSETS - 100.0%		$15,148,914

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments
December 31, 2024
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 137.0%
COMMON STOCKS — 137.0%
Automobiles & Components — 1.1%
Aptiv PLC (Jersey)*	137	$ 8,286
BorgWarner, Inc.	124	3,942
Ford Motor Co.	893	8,841
General Motors Co.†	643	34,252
		55,321
Banks — 3.2%
Bank of America Corp.†	681	29,930
Citigroup, Inc.	168	11,826
Citizens Financial Group, Inc.	40	1,750
Fifth Third Bancorp	60	2,537
Huntington Bancshares, Inc.	15	244
JPMorgan Chase & Co.†	283	67,838
KeyCorp.	81	1,388
M&T Bank Corp.	8	1,504
PNC Financial Services Group, Inc. (The)	35	6,750
Truist Financial Corp.	117	5,075
US Bancorp	137	6,553
Wells Fargo & Co.	307	21,564
		156,959
Capital Goods — 16.6%
3M Co.†	321	41,438
A. O. Smith Corp.	43	2,933
Allegion PLC (Ireland)	39	5,097
Builders FirstSource, Inc.*	80	11,434
Carrier Global Corp.	11	751
Caterpillar, Inc.†	301	109,191
Cummins, Inc.†	93	32,420
Dover Corp.	81	15,196
Emerson Electric Co.†	334	41,393
GE Vernova, Inc.†	52	17,104
Generac Holdings, Inc.*	13	2,016
General Dynamics Corp.†	161	42,422
General Electric Co.†	633	105,578
Honeywell International, Inc.†	60	13,553
Howmet Aerospace, Inc.	125	13,671
Illinois Tool Works, Inc.†	161	40,823
Ingersoll Rand, Inc.	2	181
Johnson Controls International PLC (Ireland)†	387	30,546
L3Harris Technologies, Inc.	109	22,921
Lennox International, Inc.	7	4,265
Lockheed Martin Corp.†	114	55,397
Masco Corp.	127	9,216
Northrop Grumman Corp.	15	7,039
Otis Worldwide Corp.	236	21,856
Parker-Hannifin Corp.†	11	6,996
Pentair PLC (Ireland)	96	9,661
Quanta Services, Inc.	32	10,114
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Snap-on, Inc.	35	$ 11,882
Stanley Black & Decker, Inc.	90	7,226
Trane Technologies PLC (Ireland)†	132	48,754
TransDigm Group, Inc.	4	5,069
United Rentals, Inc.†	40	28,178
Westinghouse Air Brake Technologies Corp.	97	18,390
WW Grainger, Inc.†	19	20,027
		812,738
Commercial & Professional Services — 1.7%
Automatic Data Processing, Inc.†	152	44,495
Broadridge Financial Solutions, Inc.	35	7,913
Jacobs Solutions, Inc.	82	10,957
Leidos Holdings, Inc.	91	13,110
Veralto Corp.†	57	5,805
		82,280
Consumer Discretionary Distribution & Retail — 8.2%
Amazon.com, Inc.†*	995	218,293
AutoZone, Inc.*	1	3,202
Best Buy Co., Inc.†	121	10,382
CarMax, Inc.*	20	1,635
eBay, Inc.†	328	20,320
Home Depot, Inc. (The)†	99	38,510
LKQ Corp.	158	5,806
Lowe's Cos., Inc.†	292	72,066
Ross Stores, Inc.†	9	1,361
TJX Cos., Inc. (The)†	222	26,820
		398,395
Consumer Durables & Apparel — 1.5%
Garmin Ltd. (Switzerland)	121	24,958
Hasbro, Inc.	61	3,411
Lennar Corp., Class A	25	3,409
Lululemon Athletica, Inc.*	37	14,149
Mohawk Industries, Inc.*	41	4,884
NIKE, Inc., Class B	14	1,059
PulteGroup, Inc.	2	218
Ralph Lauren Corp.	43	9,932
Tapestry, Inc.	151	9,865
		71,885
Consumer Services — 3.8%
Booking Holdings, Inc.†	19	94,400
Caesars Entertainment, Inc.*	64	2,139
Carnival Corp. (Panama)*	278	6,928
Expedia Group, Inc.*	74	13,788
Hilton Worldwide Holdings, Inc.	43	10,628
Marriott International, Inc., Class A†	107	29,847
McDonald's Corp.†	17	4,928
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	3	77

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	26	$ 2,240
Yum! Brands, Inc.†	162	21,734
		186,709
Consumer Staples Distribution & Retail — 1.8%
Dollar General Corp.	129	9,781
Kroger Co. (The)	458	28,007
Sysco Corp.	287	21,944
Target Corp.†	159	21,493
Walgreens Boots Alliance, Inc.	506	4,721
		85,946
Energy — 4.9%
Baker Hughes Co.	575	23,586
Chevron Corp.†	524	75,896
ConocoPhillips	102	10,115
Coterra Energy, Inc.	85	2,171
EOG Resources, Inc.	126	15,445
Exxon Mobil Corp.	36	3,872
Halliburton Co.	516	14,030
Marathon Petroleum Corp.	4	558
ONEOK, Inc.	332	33,333
Phillips 66†	92	10,482
Schlumberger NV (Curacao)†	826	31,669
Valero Energy Corp.†	137	16,795
		237,952
Equity Real Estate Investment Trusts (REITs) — 1.3%
AvalonBay Communities, Inc.	32	7,039
Essex Property Trust, Inc.	11	3,140
Kimco Realty Corp.	375	8,786
Realty Income Corp.†	167	8,919
Regency Centers Corp.	3	222
Simon Property Group, Inc.	74	12,744
Ventas, Inc.	16	942
Welltower, Inc.	161	20,291
		62,083
Financial Services — 11.3%
American Express Co.	68	20,182
Ameriprise Financial, Inc.	10	5,324
Apollo Global Management, Inc.	51	8,423
Bank of New York Mellon Corp. (The)†	69	5,301
Berkshire Hathaway, Inc., Class B†*	212	96,095
Blackrock, Inc.†	15	15,377
Blackstone, Inc.	67	11,552
Capital One Financial Corp.	10	1,783
Charles Schwab Corp. (The)	19	1,406
CME Group, Inc.	5	1,161
Corpay, Inc.*	45	15,229
Discover Financial Services	24	4,158
Fiserv, Inc.†*	382	78,470
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Franklin Resources, Inc.†	200	$ 4,058
Global Payments, Inc.	33	3,698
Goldman Sachs Group, Inc. (The)	32	18,324
Intercontinental Exchange, Inc.†	177	26,375
Invesco Ltd. (Bermuda)	6	105
KKR & Co., Inc.	82	12,129
Mastercard, Inc., Class A†	83	43,705
Moody's Corp.	3	1,420
Morgan Stanley	149	18,732
Nasdaq, Inc.	158	12,215
Northern Trust Corp.	3	308
PayPal Holdings, Inc.†*	576	49,162
Raymond James Financial, Inc.	3	466
S&P Global, Inc.	3	1,494
State Street Corp.	27	2,650
Synchrony Financial	36	2,340
T Rowe Price Group, Inc.†	84	9,500
Visa, Inc., Class A†	255	80,590
		551,732
Food, Beverage & Tobacco — 6.7%
Altria Group, Inc.†	993	51,924
Coca-Cola Co. (The)†	393	24,468
Conagra Brands, Inc.	107	2,969
Constellation Brands, Inc., Class A	106	23,426
General Mills, Inc.	53	3,380
Kellanova	95	7,692
Keurig Dr Pepper, Inc.†	789	25,343
Kraft Heinz Co. (The)†	551	16,921
Molson Coors Beverage Co., Class B	124	7,108
Mondelez International, Inc., Class A†	714	42,647
PepsiCo, Inc.	126	19,160
Philip Morris International, Inc.†	788	94,836
Tyson Foods, Inc., Class A	108	6,203
		326,077
Health Care Equipment & Services — 6.9%
Baxter International, Inc.	272	7,932
Cencora, Inc.†	111	24,939
Centene Corp.*	298	18,053
Cigna Group (The)†	186	51,362
CVS Health Corp.†	733	32,904
DaVita, Inc.*	50	7,477
Elevance Health, Inc.†	136	50,170
GE HealthCare Technologies, Inc.	20	1,564
HCA Healthcare, Inc.†	154	46,223
Hologic, Inc.*	131	9,444
Humana, Inc.	71	18,013
Molina Healthcare, Inc.*	35	10,187
Solventum Corp.†*	101	6,672

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
UnitedHealth Group, Inc.	86	$ 43,504
Universal Health Services, Inc., Class B	40	7,177
		335,621
Household & Personal Products — 1.7%
Clorox Co. (The)	72	11,694
Colgate-Palmolive Co.†	434	39,455
Kimberly-Clark Corp.†	178	23,325
Procter & Gamble Co. (The)†	45	7,544
		82,018
Insurance — 4.8%
Aflac, Inc.	106	10,965
Aon PLC, Class A (Ireland)†	127	45,613
Arch Capital Group Ltd. (Bermuda)	17	1,570
Assurant, Inc.	1	213
Brown & Brown, Inc.	162	16,527
Chubb Ltd. (Switzerland)	36	9,947
Cincinnati Financial Corp.	53	7,616
Hartford Financial Services Group, Inc. (The)	89	9,736
Loews Corp.	126	10,671
Marsh & McLennan Cos., Inc.†	285	60,537
MetLife, Inc.	66	5,404
Progressive Corp. (The)	70	16,773
Prudential Financial, Inc.	204	24,180
Travelers Cos., Inc. (The)	47	11,322
W R Berkley Corp.	5	293
Willis Towers Watson PLC (Ireland)	7	2,193
		233,560
Materials — 2.4%
Amcor PLC (Jersey)	322	3,030
Avery Dennison Corp.	29	5,427
Ball Corp.	171	9,427
Celanese Corp.	33	2,284
CF Industries Holdings, Inc.	39	3,328
Corteva, Inc.	153	8,715
DuPont de Nemours, Inc.	245	18,681
Eastman Chemical Co.	69	6,301
Ecolab, Inc.	14	3,281
FMC Corp.	73	3,549
International Paper Co.†	203	10,926
LyondellBasell Industries NV, Class A (Netherlands)	190	14,111
Newmont Corp.	11	409
Nucor Corp.	79	9,220
Packaging Corp. of America	3	675
PPG Industries, Inc.	136	16,245
Smurfit WestRock PLC (Ireland)	47	2,531
		118,140
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — 10.7%
Alphabet, Inc., Class A†	1,161	$ 219,777
Charter Communications, Inc., Class A†*	57	19,538
Comcast Corp., Class A†	1,037	38,919
Electronic Arts, Inc.	16	2,341
Fox Corp., Class A	271	13,165
Interpublic Group of Cos., Inc. (The)	217	6,080
Match Group, Inc.*	77	2,519
Meta Platforms, Inc., Class A†	274	160,430
News Corp., Class A	77	2,120
Omnicom Group, Inc.†	131	11,271
Walt Disney Co. (The)†	428	47,658
		523,818
Pharmaceuticals, Biotechnology & Life Sciences — 6.7%
Biogen, Inc.*	86	13,151
Bristol-Myers Squibb Co.†	618	34,954
Danaher Corp.†	66	15,150
Gilead Sciences, Inc.†	738	68,169
Incyte Corp.*	57	3,937
Johnson & Johnson†	521	75,347
Merck & Co., Inc.†	1,108	110,224
Regeneron Pharmaceuticals, Inc.*	4	2,849
Viatris, Inc.	363	4,520
		328,301
Semiconductors & Semiconductor Equipment — 13.3%
Applied Materials, Inc.†	478	77,737
Broadcom, Inc.†	321	74,421
KLA Corp.†	62	39,068
Lam Research Corp.†	762	55,039
Micron Technology, Inc.†	100	8,416
Monolithic Power Systems, Inc.	10	5,917
NVIDIA Corp.†	2,032	272,877
ON Semiconductor Corp.*	95	5,990
QUALCOMM, Inc.†	676	103,847
Skyworks Solutions, Inc.	93	8,247
Teradyne, Inc.	3	378
		651,937
Software & Services — 8.0%
Accenture PLC, Class A (Ireland)†	17	5,980
ANSYS, Inc.*	8	2,699
Cognizant Technology Solutions Corp., Class A	44	3,384
EPAM Systems, Inc.*	12	2,806
Gen Digital, Inc.	391	10,706
GoDaddy, Inc., Class A*	32	6,316
Microsoft Corp.†	807	340,150
Palantir Technologies, Inc., Class A*	39	2,949

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Roper Technologies, Inc.	10	$ 5,198
VeriSign, Inc.*	50	10,348
		390,536
Technology Hardware & Equipment — 11.8%
Amphenol Corp., Class A†	32	2,222
Apple, Inc.†	1,249	312,775
Arista Networks, Inc.*	107	11,827
CDW Corp.	76	13,227
Cisco Systems, Inc.†	663	39,250
Dell Technologies, Inc., Class C	408	47,018
F5, Inc.*	39	9,807
Hewlett Packard Enterprise Co.	759	16,205
HP, Inc.†	575	18,762
Jabil, Inc.	82	11,800
Motorola Solutions, Inc.	49	22,649
NetApp, Inc.†	133	15,439
Seagate Technology Holdings PLC (Ireland)	27	2,330
Super Micro Computer, Inc.*	179	5,456
TE Connectivity PLC (Ireland)	180	25,735
Teledyne Technologies, Inc.*	11	5,105
Western Digital Corp.*	87	5,188
Zebra Technologies Corp., Class A*	29	11,200
		575,995
Telecommunication Services — 4.2%
AT&T, Inc.†	1,946	44,311
T-Mobile US, Inc.†	574	126,699
Verizon Communications, Inc.†	921	36,831
		207,841
Transportation — 2.5%
CSX Corp.	606	19,556
Delta Air Lines, Inc.	377	22,808
FedEx Corp.†	108	30,384
Union Pacific Corp.	186	42,415
United Airlines Holdings, Inc.*	65	6,312
United Parcel Service, Inc., Class B	22	2,774
		124,249
Utilities — 1.9%
Constellation Energy Corp.†	182	40,715
Dominion Energy, Inc.	479	25,799
NRG Energy, Inc.	133	11,999
PG&E Corp.	192	3,875
Vistra Corp.	65	8,961
		91,349
TOTAL COMMON STOCKS (Cost $5,443,953)		6,691,442

TOTAL LONG POSITIONS - 137.0% (Cost $5,443,953)		6,691,442
	Number of Shares	Value

SHORT POSITIONS — (39.2)%
COMMON STOCKS — (39.2)%
Banks — (0.0)%
Regions Financial Corp.	(2)	$ (47)
Capital Goods — (2.6)%
AMETEK, Inc.	(3)	(541)
Axon Enterprise, Inc.*	(16)	(9,509)
Boeing Co. (The)*	(124)	(21,948)
Deere & Co.	(58)	(24,574)
Eaton Corp. PLC (Ireland)	(35)	(11,615)
Fastenal Co.	(114)	(8,198)
Fortive Corp.	(17)	(1,275)
Hubbell, Inc.	(9)	(3,770)
Huntington Ingalls Industries, Inc.	(9)	(1,701)
IDEX Corp.	(16)	(3,349)
Nordson Corp.	(12)	(2,511)
PACCAR, Inc.	(106)	(11,026)
Rockwell Automation, Inc.	(23)	(6,573)
RTX Corp.	(93)	(10,762)
Textron, Inc.	(35)	(2,677)
Xylem, Inc.	(49)	(5,685)
		(125,714)
Commercial & Professional Services — (1.7)%
Cintas Corp.	(77)	(14,068)
Copart, Inc.*	(195)	(11,191)
Dayforce, Inc.*	(33)	(2,397)
Equifax, Inc.	(26)	(6,626)
Paychex, Inc.	(73)	(10,236)
Paycom Software, Inc.	(12)	(2,460)
Republic Services, Inc.	(22)	(4,426)
Rollins, Inc.	(123)	(5,701)
Verisk Analytics, Inc.	(31)	(8,538)
Waste Management, Inc.	(85)	(17,152)
		(82,795)
Consumer Discretionary Distribution & Retail — (0.6)%
Bath & Body Works, Inc.	(43)	(1,667)
Genuine Parts Co.	(28)	(3,269)
O'Reilly Automotive, Inc.*	(12)	(14,230)
Pool Corp.	(8)	(2,727)
Tractor Supply Co.	(110)	(5,837)
Ulta Beauty, Inc.*	(10)	(4,349)
		(32,079)
Consumer Durables & Apparel — (0.3)%
Deckers Outdoor Corp.*	(31)	(6,296)
DR Horton, Inc.	(64)	(8,948)
		(15,244)
Consumer Services — (1.7)%
Airbnb, Inc., Class A*	(114)	(14,981)
Chipotle Mexican Grill, Inc.*	(280)	(16,884)
Darden Restaurants, Inc.	(24)	(4,481)
Domino's Pizza, Inc.	(8)	(3,358)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Las Vegas Sands Corp.	(146)	$ (7,498)
MGM Resorts International*	(60)	(2,079)
Royal Caribbean Cruises Ltd. (Liberia)	(54)	(12,457)
Starbucks Corp.	(227)	(20,714)
		(82,452)
Consumer Staples Distribution & Retail — (1.3)%
Costco Wholesale Corp.	(33)	(30,237)
Dollar Tree, Inc.*	(44)	(3,297)
Walmart, Inc.	(320)	(28,912)
		(62,446)
Energy — (1.5)%
APA Corp.	(76)	(1,755)
Devon Energy Corp.	(132)	(4,320)
Diamondback Energy, Inc.	(58)	(9,502)
EQT Corp.	(122)	(5,625)
Hess Corp.	(63)	(8,380)
Kinder Morgan, Inc.	(447)	(12,248)
Occidental Petroleum Corp.	(187)	(9,240)
Targa Resources Corp.	(49)	(8,746)
Texas Pacific Land Corp.	(1)	(1,106)
Williams Cos., Inc. (The)	(263)	(14,234)
		(75,156)
Equity Real Estate Investment Trusts (REITs) — (2.9)%
Alexandria Real Estate Equities, Inc.	(35)	(3,414)
American Tower Corp.	(94)	(17,241)
BXP, Inc.	(32)	(2,379)
Camden Property Trust	(24)	(2,785)
Crown Castle, Inc.	(88)	(7,987)
Digital Realty Trust, Inc.	(66)	(11,704)
Equinix, Inc.	(22)	(20,744)
Equity Residential	(19)	(1,363)
Extra Space Storage, Inc.	(43)	(6,433)
Federal Realty Investment Trust	(2)	(224)
Healthpeak Properties, Inc.	(144)	(2,919)
Host Hotels & Resorts, Inc.	(161)	(2,821)
Invitation Homes, Inc.	(125)	(3,996)
Iron Mountain, Inc.	(63)	(6,622)
Mid-America Apartment Communities, Inc.	(25)	(3,864)
Prologis, Inc.	(186)	(19,660)
Public Storage	(34)	(10,181)
SBA Communications Corp.	(22)	(4,484)
UDR, Inc.	(65)	(2,822)
VICI Properties, Inc.	(211)	(6,163)
Weyerhaeuser Co.	(150)	(4,222)
		(142,028)
Financial Services — (0.7)%
Cboe Global Markets, Inc.	(22)	(4,299)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Financial Services — (Continued)
FactSet Research Systems, Inc.	(8)	$ (3,842)
Fidelity National Information Services, Inc.	(111)	(8,966)
Jack Henry & Associates, Inc.	(15)	(2,630)
MarketAxess Holdings, Inc.	(8)	(1,808)
MSCI, Inc.	(18)	(10,800)
		(32,345)
Food, Beverage & Tobacco — (0.9)%
Archer-Daniels-Midland Co.*	(96)	(4,850)
Brown-Forman Corp., Class B	(95)	(3,608)
Bunge Global SA (Switzerland)	(29)	(2,255)
Campbell's Company (The)	(60)	(2,513)
Hershey Co. (The)	(42)	(7,113)
Hormel Foods Corp.	(108)	(3,388)
J M Smucker Co. (The)	(22)	(2,422)
Lamb Weston Holdings, Inc.	(29)	(1,938)
McCormick & Co., Inc., non-voting shares	(54)	(4,117)
Monster Beverage Corp.*	(200)	(10,512)
		(42,716)
Health Care Equipment & Services — (4.4)%
Abbott Laboratories	(212)	(23,979)
Align Technology, Inc.*	(16)	(3,336)
Becton Dickinson & Co.	(59)	(13,385)
Boston Scientific Corp.*	(304)	(27,153)
Cardinal Health, Inc.	(49)	(5,795)
Cooper Cos., Inc. (The)*	(40)	(3,677)
Dexcom, Inc.*	(85)	(6,611)
Edwards Lifesciences Corp.*	(120)	(8,884)
Henry Schein, Inc.*	(26)	(1,799)
IDEXX Laboratories, Inc.*	(18)	(7,442)
Insulet Corp.*	(14)	(3,655)
Intuitive Surgical, Inc.*	(72)	(37,581)
Labcorp Holdings, Inc.	(17)	(3,898)
McKesson Corp.	(13)	(7,409)
Medtronic PLC (Ireland)	(161)	(12,861)
Quest Diagnostics, Inc.	(23)	(3,470)
ResMed, Inc.	(30)	(6,861)
STERIS PLC (Ireland)	(22)	(4,522)
Stryker Corp.	(79)	(28,444)
Teleflex, Inc.	(5)	(890)
Zimmer Biomet Holdings, Inc.	(19)	(2,007)
		(213,659)
Household & Personal Products — (0.4)%
Church & Dwight Co., Inc.	(51)	(5,340)
Estee Lauder Cos., Inc. (The), Class A	(73)	(5,474)
Kenvue, Inc.	(385)	(8,220)
		(19,034)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (0.6)%
Allstate Corp. (The)	(30)	$ (5,784)
American International Group, Inc.	(130)	(9,464)
Erie Indemnity Co., Class A	(11)	(4,535)
Everest Group Ltd. (Bermuda)	(9)	(3,262)
Globe Life, Inc.	(20)	(2,230)
Principal Financial Group, Inc.	(47)	(3,638)
		(28,913)
Materials — (1.4)%
Air Products and Chemicals, Inc.	(46)	(13,342)
Albemarle Corp.	(24)	(2,066)
Dow, Inc.	(142)	(5,698)
Freeport-McMoRan, Inc.	(293)	(11,157)
International Flavors & Fragrances, Inc.	(52)	(4,397)
Linde PLC (Ireland)	(16)	(6,699)
Martin Marietta Materials, Inc.	(13)	(6,715)
Mosaic Co. (The)	(64)	(1,573)
Sherwin-Williams Co. (The)	(13)	(4,419)
Steel Dynamics, Inc.	(32)	(3,650)
Vulcan Materials Co.	(27)	(6,945)
		(66,661)
Media & Entertainment — (0.4)%
Live Nation Entertainment, Inc.*	(49)	(6,346)
Netflix, Inc.*	(6)	(5,348)
Paramount Global, Class B	(133)	(1,391)
Take-Two Interactive Software, Inc.*	(21)	(3,866)
Warner Bros Discovery, Inc.*	(492)	(5,200)
		(22,151)
Pharmaceuticals, Biotechnology & Life Sciences — (4.3)%
AbbVie, Inc.	(179)	(31,808)
Agilent Technologies, Inc.	(61)	(8,195)
Amgen, Inc.	(107)	(27,889)
Bio-Techne Corp.	(36)	(2,593)
Eli Lilly & Co.	(52)	(40,144)
IQVIA Holdings, Inc.*	(38)	(7,467)
Mettler-Toledo International, Inc.*	(5)	(6,118)
Moderna, Inc.*	(78)	(3,243)
Pfizer, Inc.	(99)	(2,627)
Revvity, Inc.	(25)	(2,790)
Thermo Fisher Scientific, Inc.	(77)	(40,058)
Vertex Pharmaceuticals, Inc.*	(27)	(10,873)
Waters Corp.*	(13)	(4,823)
West Pharmaceutical Services, Inc.	(15)	(4,913)
Zoetis, Inc.	(96)	(15,641)
		(209,182)
Real Estate Management & Development — (0.3)%
CBRE Group, Inc., Class A*	(62)	(8,140)
CoStar Group, Inc.*	(88)	(6,300)
		(14,440)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (2.0)%
Advanced Micro Devices, Inc.*	(27)	$ (3,261)
Analog Devices, Inc.	(103)	(21,884)
Enphase Energy, Inc.*	(28)	(1,923)
First Solar, Inc.*	(22)	(3,877)
Intel Corp.	(867)	(17,383)
Microchip Technology, Inc.	(108)	(6,194)
NXP Semiconductors NV (Netherlands)	(43)	(8,938)
Texas Instruments, Inc.	(192)	(36,002)
		(99,462)
Software & Services — (5.7)%
Adobe, Inc.*	(44)	(19,566)
Akamai Technologies, Inc.*	(31)	(2,965)
Autodesk, Inc.*	(43)	(12,709)
Cadence Design Systems, Inc.*	(52)	(15,624)
Crowdstrike Holdings, Inc., Class A*	(48)	(16,424)
Fair Isaac Corp.*	(5)	(9,955)
Fortinet, Inc.*	(170)	(16,062)
Gartner, Inc.*	(16)	(7,752)
International Business Machines Corp.	(102)	(22,423)
Intuit, Inc.	(56)	(35,196)
Oracle Corp.	(46)	(7,665)
Palo Alto Networks, Inc.*	(140)	(25,474)
PTC, Inc.*	(26)	(4,781)
Salesforce, Inc.	(73)	(24,406)
ServiceNow, Inc.*	(25)	(26,503)
Synopsys, Inc.*	(26)	(12,619)
Tyler Technologies, Inc.*	(10)	(5,766)
Workday, Inc., Class A*	(54)	(13,934)
		(279,824)
Technology Hardware & Equipment — (0.4)%
Corning, Inc.	(167)	(7,936)
Juniper Networks, Inc.	(67)	(2,509)
Keysight Technologies, Inc.*	(35)	(5,622)
Trimble, Inc.*	(52)	(3,674)
		(19,741)
Transportation — (1.2)%
CH Robinson Worldwide, Inc.	(24)	(2,480)
Expeditors International of Washington, Inc.	(29)	(3,213)
JB Hunt Transport Services, Inc.	(20)	(3,413)
Norfolk Southern Corp.	(46)	(10,796)
Old Dominion Freight Line, Inc.	(45)	(7,938)
Southwest Airlines Co.	(129)	(4,337)
Uber Technologies, Inc.*	(426)	(25,696)
		(57,873)
Utilities — (3.9)%
AES Corp. (The)	(144)	(1,853)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Alliant Energy Corp.	(61)	$ (3,608)
Ameren Corp.	(62)	(5,527)
American Electric Power Co., Inc.	(124)	(11,437)
American Water Works Co., Inc.	(41)	(5,104)
Atmos Energy Corp.	(32)	(4,457)
CenterPoint Energy, Inc.	(137)	(4,347)
CMS Energy Corp.	(70)	(4,666)
Consolidated Edison, Inc.	(71)	(6,335)
DTE Energy Co.	(42)	(5,071)
Duke Energy Corp.	(157)	(16,915)
Edison International	(90)	(7,186)
Entergy Corp.	(100)	(7,582)
Evergy, Inc.	(51)	(3,139)
Eversource Energy	(128)	(7,351)
Exelon Corp.	(204)	(7,679)
FirstEnergy Corp.	(136)	(5,410)
NextEra Energy, Inc.	(425)	(30,468)
NiSource, Inc.	(95)	(3,492)
Pinnacle West Capital Corp.	(26)	(2,204)
PPL Corp.	(158)	(5,129)
Public Service Enterprise Group, Inc.	(107)	(9,040)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra	(135)	$ (11,842)
Southern Co. (The)	(78)	(6,421)
WEC Energy Group, Inc.	(79)	(7,429)
Xcel Energy, Inc.	(133)	(8,980)
		(192,672)
TOTAL COMMON STOCKS (Proceeds $1,805,541)		(1,916,634)

TOTAL SHORT POSITIONS - (39.2)% (Proceeds $1,805,541)		(1,916,634)
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		108,271
NET ASSETS - 100.0%		$4,883,079

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2024.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.